VANGUARD MUNICIPAL BOND FUNDS

ANNUAL REPORT

INCLUDED WITHIN THIS REPORT:

Vanguard Tax-Exempt
Money Market Fund

Vanguard Short-Term
Tax-Exempt Fund

Vanguard Intermediate-Term
Tax-Exempt Fund

Vanguard Long-Term
Tax-Exempt Fund

Vanguard High-Yield
Tax-Exempt Fund

October 31, 2000

[PHOTO OF SHIP]
[THE VANGUARD GROUP LOGO]

[MEMBERS OF THE VANGUARD GROUP(R)LOGO]

OUR REPORTS TO THE OWNERS

At Vanguard, we regard our investors not as mere customers but as owners of the enterprise. For that's exactly what a mutual fund shareholder is--part owner of an investment company.

     In our reports to you on how the company is doing, we have tried to convey information without hyperbole and in the context of broad market trends and relevant benchmarks.

     We've introduced several changes to this year's annual reports to make them even more useful. Among the changes:

     **Larger type  and  redesigned graphics to make the reports easier to read.

     **An at-a-glance summary of key points about fund performance and the financial markets.

     **A table--included for many funds--in which the investment adviser highlights significant changes in holdings.

     **Comparisons of fund performance and characteristics against both a broad market index and a "best fit" benchmark. We hope you'll find that these changes make the reports even more accessible and informative.

SUMMARY

* Vanguard Municipal Bond Funds provided returns that ranged from 3.9% to 9.7% during the fiscal year ended October 31, 2000.

* Yields on high-quality, long-term bonds generally declined during the 12 months, while short-term yields climbed.

* Municipal bonds offered terrific value during the fiscal year. For most of the period, the yields of tax-exempt long- term municipals and taxable long-term Treasuries were nearly identical.

CONTENTS

 1 Letter from the Chairman

 7 Report from the Adviser

10 Fund Profiles

17 Glossary of Investment Terms

18 Performance Summaries

25 Financial Statements

39 Report of Independent Accountants

LETTER
from the Chairman

Fellow Shareholders,

Municipal bonds delivered solid results during vanguard municipal bond funds' 2000 fiscal year, which ended October 31. Our total returns ranged from 3.9% for the Tax-Exempt Money Market Fund to 9.7% for the Insured Long-Term Tax-Exempt Fund. The adjacent table breaks each fund's total return into its components: reinvested dividends plus capital change. It also presents each fund's yield as of October 31.


COMPONENTS OF                                                 FISCAL YEAR ENDED
TOTAL RETURNS                                                  OCTOBER 31, 2000

                                                                            SEC
TAX-EXEMPT                TOTAL        INCOME        CAPITAL         ANNUALIZED
FUND                     RETURN        RETURN         RETURN             YIELD*
-------------------------------------------------------------------------------
Money Market**             3.9%          3.9%           0.0%              4.16%
Short-Term                 4.2           4.1            0.1               4.31
Limited-Term               5.0           4.5            0.5               4.61
Intermediate-Term          7.3           5.3            2.0               4.74
Insured Long-Term          9.7           5.9            3.8               4.99
Long-Term                  9.6           5.8            3.8               5.12
High-Yield                 7.8           6.0            1.8               5.47
-------------------------------------------------------------------------------
 *7-day yield for Tax-Exempt Money Market Fund; 30-day yield for other funds. **An investment in a money market fund is not insured or guaranteed by the
  Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

     As shown in the table on page 3, the returns of all of our funds outpaced those of their average mutual fund peers during fiscal 2000. In the table following this letter, we present each fund's net asset value at the beginning and end of the fiscal year, along with the per-share amount of income dividends. None of the funds distributed any net realized capital gains during the period. The Performance Summaries on pages 18 through 24 compare the returns of the funds with those of appropriate unmanaged indexes over various periods.

FINANCIAL MARKETS IN REVIEW

During the 12 months ended October 31, the U.S. economy moved well into its tenth year of uninterrupted growth, surpassing the length of the Vietnam-related boom of the 1960s. Production rose rapidly during our fiscal year, unemployment fell below 4% of the workforce, long-term interest rates declined, and inflation was well-behaved, aside from a rise in energy prices. However, all was not calm in certain segments of the fixed income markets. Extreme volatility afflicted the U.S. stock market almost daily, and although the overall bond market fared well, many lower-quality, higher-yielding securities took it on the chin. The table below presents the returns from bonds and stocks, as well as the rate of inflation, over short- and intermediate-term periods.

     Short-term interest rates rose substantially during the year, with the yield on 3-month U.S. Treasury bills increasing 1.3 percentage points. The rise essentially matched the 1.25-point boost in the federal funds rate accomplished in four steps by the Federal Reserve Board, which was trying to cool the economy to stave off inflation.


MARKET BAROMETER                                   AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED OCTOBER 31, 2000

                                                 ONE        THREE          FIVE
                                                YEAR        YEARS         YEARS
-------------------------------------------------------------------------------
BONDS

Lehman Aggregate Bond Index (Entire market)     7.3%         5.7%          6.3%
Lehman 10 Year Municipal Bond Index             8.2          5.0           5.7
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                       5.7          5.2           5.2
-------------------------------------------------------------------------------
STOCKS

S&P 500 Index (Large-caps)                      6.1%        17.6%         21.7%
Russell 2000 Index (Small-caps)                17.4          5.9          12.4
Wilshire 5000 Index (Entire market)             8.1         16.0          20.1
MSCI EAFE Index (International)                -2.7          9.7           8.9
-------------------------------------------------------------------------------
CPI

Consumer Price Index                            3.4%         2.5%          2.5%
-------------------------------------------------------------------------------

     Yields were relatively flat, on balance, for most longer-term securities. A rising federal budget surplus shrank the supply of U.S. Treasury bonds, and their yields declined slightly for the fiscal year: The 30-year Treasury's yield fell from 6.16% to 5.79%. Yields on 10-year Treasuries fell by about a quarter-point. In general, bonds turned in solid results during the 12 months. The Lehman Brothers Aggregate Bond Index, a proxy for taxable investment-grade bonds, returned 7.3%, outpacing the Standard & Poor's 500 Index.

     Though interest rate movements always play a big role in the bond market, concerns about credit quality took center stage in recent months. The deceleration in economic growth prompted investors to shy away from high-yield ("junk") bonds. The Lehman High Yield Bond Index returned -1.6% due to average price declines exceeding 10%. Mortgage-backed securities and high-quality corporate bonds performed well, benefiting from investors' shift toward high-quality bonds and away from speculative issues.

     Rising prices bolstered the returns from municipal bonds during the 12 months ended October 31. Short- and intermediate-term municipals, which suffered modest price declines during the first half of the year, recovered all of their losses--and then some--during the second half. The rise in price of longer-term munis was due in part to a sharp slowdown in issuance. Strong consumer spending helped to fill the coffers of state and local governments with tax revenues, eliminating the need for some bond sales. High-grade municipal bonds also benefited from a "flight to quality," in which skittish investors traded riskier securities, such as stocks and low-rated bonds, for safer assets.

     On balance, high-grade tax-exempt bonds, as measured by the Lehman Municipal Bond Index, returned 8.5% for the 12 months. This result consisted of a 5.7% return from income and a 2.8% price increase.

THE RELATIVE VALUE OF MUNIS

As in the Treasury bond market, the yields on high-quality short- and long-term municipal bonds moved in opposite directions during the fiscal year. The yield on short-term municipals rose 50 basis points from October 31, 1999, to end the period at 4.30%, while the yield on long-term municipals fell 34 basis points to 5.74%. (For investors in the maximum marginal tax bracket, tax-exempt yields of 4.30% and 5.74% are equivalent to yields of 7.12% and 9.50%, respectively, on taxable bonds with the same maturities.) Remarkably, the yield of a long-term municipal bond remained nearly identical to that of the 30-year U.S. Treasury bond throughout the period.

     The symmetry of these yields is noteworthy because municipals deliver tax-exempt income, while Treasuries are subject to federal income taxes at rates as high as 39.6%. The relatively low yields from Treasuries stem in part from the fact that the U.S. Treasury Department has been repaying the nation's debt ahead of schedule and has curtailed bond auctions.

FISCAL 2000 PERFORMANCE OVERVIEW

The Vanguard Municipal Bond Funds delivered fine results during the 12 months ended October 31, both on an absolute basis and relative to funds with comparable credit quality and maturities. Most of our funds also topped their unmanaged benchmark indexes during the fiscal year, as shown in the Performance Summaries. The Tax-Exempt Money Market Fund maintained its share price of $1, as is expected but not guaranteed.



2000 TOTAL RETURNS                                           FISCAL YEAR ENDED
                                                                    OCTOBER 31

                                                     AVERAGE
TAX-EXEMPT                       VANGUARD          COMPETING          VANGUARD
FUND                                 FUND              FUND*         ADVANTAGE
-------------------------------------------------------------------------------
Money Market                          3.9%             3.4%               +0.5%
Short-Term                            4.2              4.1**              +0.1
Limited-Term                          5.0              4.4                +0.6
Intermediate-Term                     7.3              6.2                +1.1
Insured Long-Term                     9.7              8.0                +1.7
Long-Term                             9.6              7.4                +2.2
High-Yield                            7.8              3.1                +4.7
-------------------------------------------------------------------------------
 *Derived from data provided by Lipper Inc.
**Adjusted to exclude funds with a dollar-weighted average maturity greater than two years as of September 30, 2000.


     While each of our funds topped its average peer, one did so by a particularly big margin. Our High-Yield Tax-Exempt Fund soundly beat the average return of competing funds because the average credit quality of its holdings was significantly higher. This distinction made your fund less sensitive to the rising level of concern over lower-rated bond issuers. This is the 12th annual report in which we have compared returns of the seven Vanguard Municipal Bond Funds with those of their peer fund groups. Out of these 84 side-by-side comparisons, Vanguard prevailed in 74, with just five "ties" and five "losses." We do not know what returns the markets will provide in the future, but I assure you that the highly skilled professionals in our Fixed Income Group will remain focused on providing above-average returns relative to our competitors. Thank you for the trust that your investment reflects.

     Our effort to provide superior returns is aided, as always, by our low operating costs. During the fiscal year, the Vanguard Municipal Bond Funds had expense ratios--annual operating expenses as a percentage of average net assets--of either 0.18% or 0.19%. Expenses charged by our peers were roughly three to six times higher, averaging between 0.68% (for tax-exempt money market funds) and 1.17% (for high-yield funds), according to data from Lipper Inc. Because operating expenses directly reduce the income a fund pays to its shareholders, it is truly difficult to overstate their importance.

LONG-TERM PERFORMANCE OVERVIEW

The table below presents the records of the Vanguard Municipal Bond Funds over the past decade, a more meaningful period over which to evaluate our performance. It presents the average annual returns for the funds and their peer groups, as well as the results of hypothetical $10,000 investments in each fund, assuming the reinvestment of all dividends and capital gains distributions. Six of our seven funds outperformed their average peers during the decade by annual margins ranging from 0.4 to 1.4 percentage points. The Short-Term Tax-Exempt Fund finished just a fraction of a percentage point behind its average peer.



TOTAL RETURNS                                                    TEN YEARS ENDED
                                                                OCTOBER 31, 2000

                             AVERAGE                FINAL VALUE OF A $10,000
                          ANNUAL RETURN                INITIAL INVESTMENT*
                     -----------------------    --------------------------------
                                     AVERAGE                 AVERAGE
                     VANGUARD      COMPETING     VANGUARD  COMPETING
TAX-EXEMPT FUND          FUND           FUND         FUND       FUND  DIFFERENCE
--------------------------------------------------------------------------------
Money Market              3.4%           3.0%     $13,995    $13,400   $  595
Short-Term                4.3            4.3       15,251     15,307      (56)**
Limited-Term              5.3            4.7       16,706     15,899      807
Intermediate-Term         6.9            5.9       19,427     17,780    1,647
Insured Long-Term         7.4            6.3       20,382     18,463    1,919
Long-Term                 7.6            6.4       20,752     18,651    2,101
High-Yield                7.6            6.2       20,775     18,230    2,545
--------------------------------------------------------------------------------
 *Assuming reinvestment of all income dividends and capital gains distributions. **Difference due to rounding of returns.

     As the table shows, even small differences in annual returns result in substantial differences in earnings over a ten-year period. On $10,000 investments made a decade ago, our margins of superiority over other funds amounted to as much as $2,500--25% of the initial investment.

     Compared with their unmanaged index benchmarks, the performance of our funds during the past decade may appear less compelling. Of our six non-money market funds, three topped their indexes, while three trailed. The comparison is a bit misleading, however. Indexes don't bear any operating, advisory, or transaction costs, as all mutual funds do to one extent or another. Our funds have nonetheless closely tracked their indexes--an impressive fact that reflects the sound investment advisory services provided by Vanguard Fixed Income Group. Our in-house bond analysts and portfolio managers have done an excellent job over the years. They maintain strict credit standards and observe the funds' well-defined maturity ranges, allowing shareholders to be confident that their investments have a certain level of risk--and no more.

IN SUMMARY

Though some investors will always be tempted to chase the hottest-performing segment of the financial markets--whether it's technology stocks, small-caps, or long-term bonds--market movements over the past 12 months have proven just how difficult and treacherous that pursuit can be.

     Sectors fall in and out of favor, asset classes shift from leader to laggard, and securities rise and fall in unpredictable patterns. Rather than fight these truths of investing, we suggest using them to your advantage. You can do so by constructing a diversified portfolio of stock funds, tax-exempt or taxable fixed income funds, and short-term investments that strikes a reasonable balance between the risks and rewards of the financial markets.

Sincerely,


/S/ JOHN J. BRENNAN
[PHOTO OF JOHN J. BRENNAN]
JOHN J. BRENNAN
Chairman and Chief Executive Officer

November 16, 2000

FUND STATISTICS

                             NET ASSET VALUE
                                PER SHARE                  TWELVE MONTHS
                       -------------------------   ------------------------
                        OCTOBER 31,  OCTOBER 31,       INCOME       CAPITAL
TAX-EXEMPT FUND                1999         2000    DIVIDENDS         GAINS
---------------------------------------------------------------------------
Money Market                 $ 1.00       $ 1.00       $0.038            --
Short-Term                    15.48        15.50        0.623            --
Limited-Term                  10.59        10.64        0.470            --
Intermediate-Term             12.79        13.05        0.646            --
Insured Long-Term             11.69        12.14        0.649            --
Long-Term                     10.34        10.73        0.572            --
High-Yield                    10.13        10.31        0.582            --
---------------------------------------------------------------------------

REPORT
 from the Adviser                                   VANGUARD  FIXED INCOME GROUP

 The fiscal year ended October 31 was a good one for bonds. The yield on a long-term, high-quality municipal bond is lower now than when the period began. For shareholders of the VANGUARD MUNICIPAL BOND FUNDS, falling yields mean that the funds' total returns reflect a capital appreciation component in addition to the income component.

--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

Each fund holds a diversified group of municipal bonds designed to produce a high level of current, tax-exempt income consistent with each fund's maturity and quality mandates. In managing the funds, Vanguard Fixed Income Group follows a disciplined investment policy, meeting well-defined standards for credit quality and keeping each fund within its stated maturity range, while seeking to exceed, with reasonable consistency over the long term, average returns achieved by comparable funds.
--------------------------------------------------------------------------------

THE ECONOMY

As the fiscal year began, market participants were pondering many questions. How many more times would the Federal Reserve Board need to raise short-term interest rates to slow the economy? What would record low unemployment levels, coupled with the increasing cost of oil, mean for the prospects for inflation? How would the government use the budget surpluses the red-hot economy was producing? Finally, who would win the presidential election?

     In the fourth quarter of 1999, the U.S. economy grew at an annual pace of 8.3%, as measured by the gross domestic product (GDP). This was considered by many market participants to be too fast to be sustainable and noninflationary. More Americans than ever before were working. Unemployment reached a then-record low of 4.1% of the workforce. The price of a barrel of oil was on its way to increasing from the low $20s to more than $35 a barrel. All of these factors suggested an increase in inflation and higher interest rates. The Federal Reserve Board would ultimately raise short-term interest rates four times in fiscal 2000: three times by 0.25 percentage point (25 basis points) and the last time, in May, by 50 basis points. The Fed remains on guard against inflation.

     By the end of the fiscal year, the economy had downshifted to a lower growth rate. GDP increased at a 2.4% annual rate during July-September 2000. The U.S. unemployment rate fell to a record low of 3.9%. Volatility in the stock market increased, and many investors were facing year-over-year declines in the values of their stock portfolios. The froth in the equity markets, typified by the huge run-up in the technology-heavy Nasdaq Composite Index, was being painfully removed. Nasdaq reached a record 5,049 on March 10, 2000, only to recede to 3,370 by October 31. So far, inflation has not proven to be a threat to the economy. The Consumer Price Index for October 2000 increased only 0.2% over September's reading.

THE ELECTION

As of this writing, we don't know who will be the next president of the United States. We expect the next president to have very little impact on the municipal bond market. The candidates have very different proposals to spend the budget surplus: George W. Bush favors across-the-board cuts in marginal income tax rates, and Al Gore would like to increase spending on social programs. But since the election left both houses of Congress almost evenly divided between Republicans and Democrats, it will be difficult for either candidate to deliver on his campaign promises without serious compromise.

THE MUNICIPAL BOND MARKET

As the economy grew in fiscal 2000, budget surpluses were created at all levels of government. Budget surpluses have two key effects. First, they boost the creditworthiness of state and local governments, whose coffers are flush with cash. Second, surpluses diminish the need for state and local governments to issue new bonds, since excess funds can be used to pay for projects. New issuance of municipal bonds from January through October 2000 was 17% lower than in the same period of 1999. The reduced issuance helped the prices of most long-term municipal bonds keep pace with U.S. Treasury bonds. The yield of a long-term AAA-rated general obligation municipal bond decreased by 37 basis points during the fiscal year, in line with the 37-basis-point decrease in the yield of the 30-year Treasury.

     State and local  governments  are  generally  doing well.  But issuers with lower credit quality are finding that borrowing costs in the municipal bond market are higher now in relation to high-quality borrowers than at any time in the last five years. The yield differential between a top AAA-rated general obligation bond and a BBB-rated bond almost doubled during the fiscal year. This widening of the yield spread between higher- and lower-quality bonds means that securities with higher credit quality have outperformed their poorer, lower-quality relations. All the Vanguard Municipal Bond Funds have benefited from this trend because the credit quality of their holdings is typically higher than that of their average peers. Our low expense ratios allow us to emphasize higher quality while still delivering competitive income to our shareholders.

OUR INVESTMENT APPROACH

Our approach to investing focuses on prudent risk taking and low costs. This approach has allowed the Vanguard Municipal Bond Funds to deliver returns consistent with our charter across all segments of the market and to outperform the majority of our peer funds over time.


Ian A. MacKinnon, Managing Director
Christopher M. Ryon, Principal
Pamela Wisehaupt Tynan, Principal
Reid O. Smith, Principal

November 13, 2000

FUND PROFILE                                              As of October 31, 2000
  for Tax-Exempt Money Market Fund

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 17.

--------------------------------------
FINANCIAL ATTRIBUTES

Yield                             4.2%
Average Maturity               56 days
Average Quality                  MIG-1
Expense Ratio                    0.18%
--------------------------------------


--------------------------------------
DISTRIBUTION BY
 CREDIT QUALITY
 (% OF PORTFOLIO)

MIG-1/SP-1                       75.2%
A-1/P-1                          22.7
AAA/AA                            1.7
A                                 0.4
--------------------------------------
Total 100.0%
--------------------------------------


--------------------------------------
LARGEST STATE CONCENTRATIONS
 (% OF TOTAL NET ASSETS)

Texas                            12.0%
Illinois                          8.8
Florida                           7.3
Georgia                           6.5
Missouri                          5.2
Colorado                          4.5
Kentucky                          4.4
Michigan                          4.2
Pennsylvania                      4.1
Ohio                              3.6
--------------------------------------
Top Ten                          60.6%
--------------------------------------

FUND PROFILE                                              As of October 31, 2000
 for Short-Term Tax-Exempt Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 17.


----------------------------------------------------------------------------
FINANCIAL ATTRIBUTES

                                                   LEHMAN
                                  FUND          BEST FIT*            INDEX**
----------------------------------------------------------------------------
Number of Issues                   249              4,923             39,195
Yield                             4.3%               4.5%               5.1%
Yield to Maturity                 4.4%                 --                 --
Average Coupon                    5.2%               5.5%               5.5%
Average Maturity              427 days          3.0 years         13.8 years
Average Quality                     AA                AA+                AA+
Average Duration             1.1 years          2.6 years          7.4 years
Expense Ratio                    0.18%                 --                 --
Cash Investments                  0.0%                 --                 --
----------------------------------------------------------------------------


-------------------------
DISTRIBUTION BY
 CREDIT QUALITY
 (% OF PORTFOLIO)

AAA                 46.5%
AA                  39.6
A                    7.2
BBB                  6.4
BB                   0.0
B                    0.0
Not Rated            0.3
-------------------------
Total              100.0%
-------------------------


--------------------------
DISTRIBUTION BY MATURITY
 (% of portfolio)

Under 1 Year         47.1%
1-3 Years            51.0
3-5 Years             1.9
Over 5 Years          0.0
--------------------------
Total               100.0%
--------------------------


---------------------------------------------------------
VOLATILITY MEASURES

                                                   LEHMAN
                      FUND    BEST FIT*   FUND    INDEX**
---------------------------------------------------------
R-Squared             0.88         1.00   0.71       1.00
Beta                  0.39         1.00   0.14       1.00
---------------------------------------------------------


----------------------------------------
LARGEST STATE CONCENTRATIONS
 (% OF TOTAL NET ASSETS)


Texas                              13.5%
New York                           11.3
Pennsylvania                        7.4
California                          5.8
Massachusetts                       5.1
Ohio                                4.3
Illinois                            4.2
Wisconsin                           3.7
Virginia                            3.4
New Mexico                          3.0
----------------------------------------
Top Ten                            61.7%
----------------------------------------


 *Lehman 3 Year Municipal Bond Index.                      [PICTURE OF COMPUTER]
**Lehman Municipal Bond Index.                                 VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                                FUND INFORMATION

FUND PROFILE                                              As of October 31, 2000
 for Limited-Term Tax-Exempt Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 17.

-----------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                                       LEHMAN
                                    FUND          BEST FIT*           INDEX**
-----------------------------------------------------------------------------
Number of Issues                     339              4,923            39,195
Yield                               4.6%               4.5%              5.1%
Yield to Maturity                   4.7%                 --                --
Average Coupon                      5.2%               5.5%              5.5%
Average Maturity               3.1 years          3.0 years        13.8 years
Average Quality                       AA                AA+               AA+
Average Duration               2.8 years          2.6 years         7.4 years
Expense Ratio                      0.18%                 --                --
Cash Investments                    0.5%                 --                --
-----------------------------------------------------------------------------


---------------------------
DISTRIBUTION BY
 CREDIT QUALITY
 (% OF PORTFOLIO)
---------------------------
AAA                   56.2%
AA                    23.3
A                      8.7
BBB                   10.0
BB                     1.8
B                      0.0
Not Rated              0.0
---------------------------
Total                100.0%
---------------------------


------------------------------
DISTRIBUTION BY MATURITY
 (% OF PORTFOLIO)


Under 1 Year             12.1%
1-3 Years                38.1
3-5 Years                36.7
Over 5 Years             13.1
------------------------------
Total                   100.0%
------------------------------


VOLATILITY MEASURES

                                                        LEHMAN
                     FUND      BEST FIT*     FUND      INDEX**
--------------------------------------------------------------
R-Squared            0.95           1.00     0.84         1.00
Beta                 1.08           1.00     0.40         1.00
--------------------------------------------------------------


-------------------------------------
LARGEST STATE CONCENTRATIONS
 (% OF TOTAL NET ASSETS)


Texas                           13.3%
New York                        10.1
Illinois                         6.6
Michigan                         6.3
Colorado                         5.0
Ohio                             4.6
Pennsylvania                     4.5
Washington                       4.4
Georgia                          3.9
Hawaii                           3.4
-------------------------------------
Top Ten                         62.1%
-------------------------------------

-----------------------------
INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY          HIGH
AVERAGE MATURITY        SHORT
-----------------------------

 *Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.

FUND PROFILE                                              As of October 31, 2000
 for Intermediate-Term Tax-Exempt Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 17.


-------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                             LEHMAN
                          FUND         BEST FIT*            INDEX**
-------------------------------------------------------------------
Number of Issues           983             4,131             39,195
Yield                     4.7%              4.7%               5.1%
Yield to Maturity         4.7%                --                 --
Average Coupon            5.5%              5.4%               5.5%
Average Maturity     6.8 years         7.0 years         13.8 years
Average Quality            AA+               AA+                AA+
Average Duration     5.3 years         5.2 years          7.4 years
Expense Ratio            0.18%                --                 --
Cash Investments          0.5%                --                 --
-------------------------------------------------------------------


------------------------------
DISTRIBUTION BY CREDIT QUALITY
 (% OF PORTFOLIO)


AAA                      64.0%
AA                       25.9
A                         3.1
BBB                       5.9
BB                        0.7
B                         0.0
Not Rated                 0.4
------------------------------
Total                   100.0%
------------------------------


------------------------------
DISTRIBUTION BY MATURITY
 (% OF PORTFOLIO)


Under 1 Year              9.1%
1-5 Years                22.3
5-10 Years               54.8
10-20 Years              13.0
20-30 Years               0.8
Over 30 Years             0.0
------------------------------
Total                   100.0%
------------------------------

-------------------------------------------------------------------
VOLATILITY MEASURES

                                                             LEHMAN
                              FUND      BEST FIT*    FUND   INDEX**
-------------------------------------------------------------------
R-Squared                     0.95           1.00    0.94      1.00
Beta                          1.01           1.00    0.83      1.00
-------------------------------------------------------------------


----------------------------------
LARGEST STATE CONCENTRATIONS
 (% of total net assets)

New York                     13.6%
Texas                        11.7
California                    7.5
Massachusetts                 7.4
New Jersey                    6.9
Pennsylvania                  6.2
Georgia                       3.8
Florida                       3.7
Michigan                      3.7
Nevada                        3.6
----------------------------------
Top Ten                      68.1%
----------------------------------

------------------------------
INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY          HIGH
AVERAGE MATURITY        MEDIUM
------------------------------

 *Lehman 7 Year Municipal Bond Index.                      [PICTURE OF COMPUTER]
**Lehman Municipal Bond Index.                                 VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                                FUND INFORMATION

FUND PROFILE                                              As of October 31, 2000
  for Insured Long-Term Tax-Exempt Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 17.

-------------------------------------------------------------------
FINANCIAL ATTRIBUTES

                                                             LEHMAN
                              FUND        BEST FIT*         INDEX**
-------------------------------------------------------------------
Number of Issues               269            7,256          39,195
Yield                         5.0%             4.9%            5.1%
Yield to Maturity             5.0%               --              --
Average Coupon                5.2%             5.4%            5.5%
Average Maturity        12.0 years       10.0 years      13.8 years
Average Quality                AAA              AA+             AA+
Average Duration         8.1 years        6.5 years       7.4 years
Expense Ratio                0.19%               --              --
Cash Investments              0.0%               --              --
-------------------------------------------------------------------


----------------------------------
DISTRIBUTION BY CREDIT QUALITY
 (% OF PORTFOLIO)

AAA                          96.1%
AA                            3.9
A                             0.0
BBB                           0.0
BB                            0.0
B                             0.0
Not Rated                     0.0
----------------------------------
Total                       100.0%
----------------------------------

----------------------------------
DISTRIBUTION BY MATURITY
 (% OF PORTFOLIO)

Under 1 Year                  8.6%
1-5 Years                     8.1
5-10 Years                   31.2
10-20 Years                  32.4
20-30 Years                  19.6
Over 30 Years                 0.1
----------------------------------
Total                       100.0%
----------------------------------


VOLATILITY MEASURES

                                                             LEHMAN
                              FUND    BEST FIT*    FUND     INDEX**
-------------------------------------------------------------------
R-Squared                     0.93         1.00   0.98         1.00
Beta                          1.14         1.00   1.21         1.00
-------------------------------------------------------------------


----------------------------------
LARGEST STATE CONCENTRATIONS
 (% OF TOTAL NET ASSETS)

Texas                        10.2%
Florida                       8.8
Pennsylvania                  8.2
New Jersey                    7.9
New York                      7.2
California                    6.0
Illinois                      5.9
Colorado                      4.7
Nebraska                      4.6
Georgia                       4.0
----------------------------------
Top Ten                      67.5%
----------------------------------

-----------------------------
INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY           HIGH
AVERAGE MATURITY         LONG
-----------------------------

 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.

FUND PROFILE                                              As of October 31, 2000
 for Long-Term Tax-Exempt Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 17.


-------------------------------------------------------------------
FINANCIAL ATTRIBUTES

                                                             LEHMAN
                              FUND           BEST FIT*      INDEX**
-------------------------------------------------------------------
Number of Issues               211               7,256       39,195
Yield                         5.1%                4.9%         5.1%
Yield to Maturity             5.2%                  --           --
Average Coupon                5.4%                5.4%         5.5%
Average Maturity        13.0 years          10.0 years   13.8 years
Average Quality                AA+                 AA+          AA+
Average Duration         8.4 years           6.5 years    7.4 years
Expense Ratio                0.19%                  --           --
Cash Investments              0.0%                  --           --
-------------------------------------------------------------------

----------------------------------
DISTRIBUTION BY CREDIT QUALITY
 (% OF PORTFOLIO)

AAA                          61.1%
AA                           27.0
A                             5.2
BBB                           5.9
BB                            0.0
B                             0.0
Not Rated                     0.8
----------------------------------
Total                       100.0%
----------------------------------

----------------------------------
DISTRIBUTION BY MATURITY
 (% OF PORTFOLIO)

Under 1 Year                  8.6%
1-5 Years                     7.6
5-10 Years                   26.0
10-20 Years                  41.8
20-30 Years                  14.1
Over 30 Years                 1.9
----------------------------------
Total                       100.0%
----------------------------------

-------------------------------------------------------------------------
VOLATILITY MEASURES

                                                                   LEHMAN
                                  FUND      BEST FIT*     FUND    INDEX**
-------------------------------------------------------------------------
R-Squared                         0.90           1.00     0.97       1.00
Beta                              1.10           1.00     1.18       1.00
-------------------------------------------------------------------------

--------------------------------------
LARGEST STATE CONCENTRATIONS
 (% OF TOTAL NET ASSETS)

Texas                            13.2%
New York                         10.5
California                        8.6
Massachusetts                     7.7
Pennsylvania                      7.3
Illinois                          5.8
Georgia                           4.8
New Jersey                        3.8
Florida                           3.6
Michigan                          3.0
--------------------------------------
Top Ten                          68.3%
--------------------------------------

-------------------------------
INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY          HIGH
AVERAGE MATURITY        LONG
-------------------------------

 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.                             [PICTURE OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                                FUND INFORMATION

FUND PROFILE                                              As of October 31, 2000
  for High-Yield Tax-Exempt Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to an unmanaged index. Key terms are defined on page 17.

------------------------------------------------------
FINANCIAL ATTRIBUTES

                                                LEHMAN
                                   FUND         INDEX*
------------------------------------------------------
Number of Issues                   331          39,195
Yield                              5.5%           5.1%
Yield to Maturity                  5.7%             --
Average Coupon                     5.4%           5.5%
Average Maturity             12.6 years     13.8 years
Average Quality                       A            AA+
Average Duration              7.9 years      7.4 years
Expense Ratio                     0.19%             --
Cash Investments                   0.0%             --
------------------------------------------------------

-------------------------------
DISTRIBUTION BY CREDIT QUALITY
 (% OF PORTFOLIO)

AAA                       37.2%
AA                         9.7
A                         10.8
BBB                       25.6
BB                         6.2
B                          0.5
Not Rated                 10.0
-------------------------------
Total                    100.0%
-------------------------------


-------------------------------
DISTRIBUTION BY MATURITY
 (% OF PORTFOLIO)

Under 1 Year               4.1%
1-5 Years                 15.4
5-10 Years                28.5
10-20 Years               30.9
20-30 Years               16.5
Over 30 Years              4.6
-------------------------------
Total                    100.0%
-------------------------------

------------------------------------------------------
VOLATILITY MEASURES

                                                LEHMAN
                               FUND             INDEX*
------------------------------------------------------
R-Squared                      0.97               1.00
Beta                           1.08               1.00
------------------------------------------------------

-------------------------------
LARGEST STATE CONCENTRATIONS
 (% OF TOTAL NET ASSETS)

California                 9.8%
New York                   9.5
Pennsylvania               9.5
Texas                      7.7
Massachusetts              6.2
New Jersey                 5.3
Florida                    3.6
Georgia                    3.4
Michigan                   3.4
Illinois                   3.3
-------------------------------
Top Ten                   61.7%
-------------------------------


-------------------------------
INVESTMENT FOCUS

[GRID APPEARS HERE]

CREDIT QUALITY           MEDIUM
AVERAGE MATURITY           LONG
-------------------------------

*Lehman Municipal Bond Index.


                                                           [PICTURE OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                                FUND INFORMATION

GLOSSARY
 of Investment Terms


AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY. The average length of time until securities held by a fund reach maturity (or are called) and are repaid. In general, the longer the average weighted maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's "best fit" index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
DISTRIBUTION BY MATURITY. An indicator of interest-rate risk. In general, the higher the concentration of longer-maturity issues, the more a fund's share price will fluctuate in response to changes in interest rates.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's "best fit" index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 for Tax-Exempt Money Market Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                                    OCTOBER 31, 1990-OCTOBER 31, 2000
---------------------------------------------------------------------------------------------------

              TAX-EXEMPT        AVERAGE                              TAX-EXEMPT             AVERAGE
          MONEY MARKET FUND       FUND*                           MONEY MARKET FUND           FUND*
FISCAL          TOTAL             TOTAL             FISCAL             TOTAL                  TOTAL
YEAR           RETURN            RETURN             YEAR              RETURN                 RETURN
---------------------------------------------       -----------------------------------------------
1991             4.8%              4.5%             1996                3.4%                   3.0%
1992             3.3               2.8              1997                3.5                    3.0
1993             2.5               2.0              1998                3.4                    3.0
1994             2.5               2.1              1999                3.1                    2.6
1995             3.7               3.3              2000                3.9                    3.4
---------------------------------------------       -----------------------------------------------
*Average Tax-Exempt Money Market Fund;              SEC 7-Day Annualized Yield (10/31/2000): 4.16%.
 derived from data provided by Lipper Inc.
See Financial  Highlights table on page 31 for dividend information for the past five years.
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                         OCTOBER 31, 1990-OCTOBER 31, 2000

                      TAX-EXEMPT  AVERAGE TAX-EXEMPT
               MONEY MARKET FUND  MONEY MARKET FUND

         199010            10000               10000
         199101            10140               10133
         199104            10258               10239
         199107            10370               10338
         199110            10484               10446
         199201            10588               10540
         199204            10673               10611
         199207            10753               10679
         199210            10827               10742
         199301            10897               10802
         199304            10961               10850
         199307            11026               10899
         199310            11094               10954
         199401            11158               11008
         199404            11220               11056
         199407            11290               11114
         199410            11375               11187
         199501            11477               11276
         199504            11583               11366
         199507            11693               11461
         199510            11799               11555
         199601            11907               11649
         199604            12002               11729
         199607            12102               11811
         199610            12205               11900
         199701            12309               11989
         199704            12409               12073
         199707            12522               12167
         199710            12632               12262
         199801            12744               12360
         199804            12848               12447
         199807            12960               12539
         199810            13066               12630
         199901            13166               12716
         199904            13257               12789
         199907            13361               12870
         199910            13468               12958
         200001            13587               13058
         200004            13709               13161
         200007            13851               13280
         200010            13995               13400
--------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURNS
                                PERIODS ENDED OCTOBER 31, 2000       FINAL VALUE
                                ------------------------------      OF A $10,000
                                1 YEAR   5 YEARS      10 YEARS        INVESTMENT
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund      3.91%     3.47%         3.42%          $13,995
Average Tax-Exempt Money
 Market Fund*                     3.41      3.01          2.97            13,400
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

PERFORMANCE SUMMARY
 for Short-Term Tax-Exempt Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate. An investor's shares, when redeemed, could be worth more or less than their original cost.

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                                       OCTOBER 31, 1990-OCTOBER 31, 2000

-------------------------------------------------  -------------------------------------------------

         SHORT-TERM TAX-EXEMPT FUND     LEHMAN*               SHORT-TERM TAX-EXEMPT FUND     LEHMAN*

FISCAL   CAPITAL    INCOME      TOTAL     TOTAL    FISCAL    CAPITAL      INCOME    TOTAL      TOTAL
YEAR      RETURN    RETURN     RETURN    RETURN    YEAR       RETURN      RETURN   RETURN     RETURN
-------------------------------------------------  -------------------------------------------------
1991        1.2%      5.7%       6.9%      9.4%    1996        -0.1%        4.0%     3.9%       4.5%
1992        0.8       4.5        5.3       7.8     1997         0.0         4.0      4.0        5.5
1993        0.3       3.9        4.2       6.6     1998         0.5         4.0      4.5        5.7
1994       -1.3       3.5        2.2       1.4     1999        -1.0         3.7      2.7        2.2
1995        1.2       4.1        5.3       8.0     2000         0.1         4.1      4.2        4.9
-------------------------------------------------  -------------------------------------------------
*Lehman 3 Year Municipal Bond Index.
See Financial Highlights table on page 32 for dividend and capital gains information for the past five years.
----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                         OCTOBER 31, 1990-OCTOBER 31, 2000

               SHORT-TERM TAX  AVERAGE ADJUSTED   LEHMAN 3 YEAR        LEHMAN
                 -EXEMPT FUND   SHORT MUNICIPAL       MUNICIPAL     MUNICIPAL
                                      DEBT FUND      BOND INDEX    BOND INDEX

         199010         10000             10000           10000         10000
         199101         10219             10212           10302         10383
         199104         10381             10334           10501         10617
         199107         10511             10457           10662         10831
         199110         10687             10695           10936         11216
         199201         10903             10874           11269         11515
         199204         10976             10946           11331         11626
         199207         11208             11217           11791         12319
         199210         11258             11315           11787         12157
         199301         11425             11437           12031         12647
         199304         11545             11565           12254         13096
         199307         11600             11629           12372         13407
         199310         11726             11801           12568         13869
         199401         11854             11942           12786         14197
         199404         11826             11843           12588         13379
         199407         11928             11945           12755         13663
         199410         11984             12018           12738         13269
         199501         12085             12101           12876         13696
         199504         12281             12273           13174         14274
         199507         12484             12491           13550         14740
         199510         12616             12670           13758         15239
         199601         12792             12851           14012         15759
         199604         12831             12830           13999         15409
         199607         12964             12948           14174         15712
         199610         13107             13143           14378         16066
         199701         13230             13297           14582         16321
         199704         13313             13327           14643         16388
         199707         13511             13519           15025         17278
         199710         13637             13690           15167         17430
         199801         13796             13874           15416         17972
         199804         13884             13909           15454         17913
         199807         14049             14048           15706         18314
         199810         14248             14307           16033         18829
         199901         14390             14469           16259         19168
         199904         14463             14497           16343         19158
         199907         14533             14523           16301         18842
         199910         14631             14698           16381         18495
         200001         14725             14731           16459         18473
         200004         14860             14809           16600         18983
         200007         15075             15037           16963         19655
         200010         15251             15307           17189         20121
--------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURNS
                                PERIODS ENDED OCTOBER 31, 2000     FINAL VALUE
                                ------------------------------    OF A $10,000
                                1 YEAR   5 YEARS      10 YEARS      INVESTMENT
--------------------------------------------------------------------------------
Short-Term Tax-Exempt Fund       4.24%      3.87%        4.31%         $15,251
Average Adjusted Short
 Municipal Debt Fund*             4.15      3.85         4.35           15,307
Lehman 3 Year Municipal
 Bond Index                       4.93      4.55         5.57           17,189
Lehman Municipal Bond Index       8.51      5.71         7.24           20,121
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.; adjusted to exclude funds with a dollar-weighted average maturity greater than two years as of September 30, 2000.

PERFORMANCE SUMMARY
 for Limited-Term Tax-Exempt Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                                       OCTOBER 31, 1990-OCTOBER 31, 2000

----------------------------------------------------------------------------------------------------
         LIMITED-TERM TAX-EXEMPT FUND   LEHMAN*          LIMITED-TERM TAX-EXEMPT FUND        LEHMAN*
FISCAL   CAPITAL    INCOME      TOTAL     TOTAL    FISCAL    CAPITAL      INCOME    TOTAL      TOTAL
YEAR      RETURN    RETURN     RETURN    RETURN    YEAR       RETURN      RETURN   RETURN     RETURN
------------------------------------------------   -------------------------------------------------
1991        2.8%      6.1%       8.9%      9.4%    1996        -0.2%        4.6%     4.4%       4.5%
1992        1.7       5.3        7.0       7.8     1997         0.5         4.5      5.0        5.5
1993        2.4       4.6        7.0       6.6     1998         1.0         4.4      5.4        5.7
1994       -3.1       4.2        1.1       1.4     1999        -2.4         4.2      1.8        2.2
1995        2.5       4.7        7.2       8.0     2000         0.5         4.5      5.0        4.9
------------------------------------------------   -------------------------------------------------
*Lehman 3 Year Municipal Bond Index.
See Financial  Highlights table on page 32 for dividend information for the past five years.
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                         OCTOBER 31, 1990-OCTOBER 31, 2000

              LIMITED-TERM     AVERAGE 1-5   LEHMAN 3 YEAR        LEHMAN
           TAX-EXEMPT FUND  YEAR MUNICIPAL       MUNICIPAL     MUNICIPAL
                                      FUND      BOND INDEX    BOND INDEX

199010               10000           10000           10000         10000
199101               10279           10233           10302         10383
199104               10481           10419           10501         10617
199107               10631           10560           10662         10831
199110               10894           10774           10936         11216
199201               11180           11028           11269         11515
199204               11234           11127           11331         11626
199207               11633           11476           11791         12319
199210               11652           11478           11787         12157
199301               11932           11764           12031         12647
199304               12132           12003           12254         13096
199307               12231           12086           12372         13407
199310               12466           12329           12568         13869
199401               12669           12474           12786         14197
199404               12487           12295           12588         13379
199407               12632           12388           12755         13663
199410               12602           12390           12738         13269
199501               12720           12468           12876         13696
199504               13034           12759           13174         14274
199507               13334           12992           13550         14740
199510               13513           13176           13758         15239
199601               13782           13375           14012         15759
199604               13729           13395           13999         15409
199607               13898           13502           14174         15712
199610               14105           13682           14378         16066
199701               14278           13815           14582         16321
199704               14302           13932           14643         16388
199707               14681           14220           15025         17278
199710               14815           14347           15167         17430
199801               15059           14533           15416         17972
199804               15075           14633           15454         17913
199807               15325           14786           15706         18314
199810               15618           15055           16033         18829
199901               15858           15203           16259         19168
199904               15905           15335           16343         19158
199907               15868           15221           16301         18842
199910               15905           15232           16381         18495
200001               15959           15230           16459         18473
200004               16105           15458           16600         18983
200007               16474           15696           16963         19655
200010               16706           15899           17189         20121
------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURNS
                                PERIODS ENDED OCTOBER 31, 2000     FINAL VALUE
                                ------------------------------    OF A $10,000
                                1 YEAR   5 YEARS      10 YEARS      INVESTMENT
------------------------------------------------------------------------------
Limited-Term Tax-Exempt Fund     5.04%     4.33%         5.27%         $16,706
Average 1-5 Year Municipal
 Fund*                           4.38      3.83          4.75           15,899
Lehman 3 Year Municipal
 Bond Index                      4.93      4.55          5.57           17,189
Lehman Municipal Bond Index      8.51      5.71          7.24           20,121
------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 for Intermediate-Term Tax-Exempt Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                                       OCTOBER 31, 1990-OCTOBER 31, 2000

        INTERMEDIATE-TERM TAX-EXEMPT FUND   LEHMAN*    INTERMEDIATE-TERM TAX-EXEMPT FUND     LEHMAN*
FISCAL      CAPITAL    INCOME    TOTAL       TOTAL   FISCAL     CAPITAL   INCOME    TOTAL      TOTAL
YEAR         RETURN    RETURN   RETURN      RETURN   YEAR        RETURN   RETURN   RETURN     RETURN
---------------------------------------------------  -----------------------------------------------
1991           5.6%      7.0%    12.6%        11.2%  1996         -0.3%     5.2%     4.9%       4.7%
1992           1.2       6.0      7.2          8.2   1997          1.3      5.3      6.6        7.4
1993           8.4       5.9     14.3         12.0   1998          1.7      5.1      6.8        7.4
1994          -6.5       5.0     -1.5         -1.9   1999         -5.2      4.8     -0.4        0.0
1995           6.3       5.8     12.1         12.3   2000          2.0      5.3      7.3        6.8
---------------------------------------------------  -----------------------------------------------
*Lehman 7 Year Municipal Bond Index.
See  Financial  Highlights  table  on page 33 for  dividend  and  capital  gains information for the past five years.
----------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                         OCTOBER 31, 1990-OCTOBER 31, 2000

               INTERMEDIATE-TERM          AVERAGE   LEHMAN 7 YEAR        LEHMAN
                 TAX-EXEMPT FUND     INTERMEDIATE       MUNICIPAL     MUNICIPAL
                                   MUNICIPAL FUND      BOND INDEX    BOND INDEX

         199010            10000            10000           10000         10000
         199101            10407            10315           10360         10383
         199104            10671            10520           10578         10617
         199107            10869            10679           10732         10831
         199110            11256            11014           11117         11216
         199201            11498            11289           11418         11515
         199204            11610            11352           11482         11626
         199207            12351            11961           12136         12319
         199210            12070            11820           12029         12157
         199301            12659            12265           12488         12647
         199304            13084            12597           12780         13096
         199307            13319            12819           13054         13407
         199310            13795            13256           13468         13869
         199401            14090            13519           13737         14197
         199404            13592            12926           13177         13379
         199407            13846            13124           13406         13663
         199410            13592            12926           13213         13269
         199501            13961            13161           13465         13696
         199504            14422            13602           13947         14274
         199507            14873            13969           14487         14740
         199510            15238            14337           14842         15239
         199601            15687            14688           15234         15759
         199604            15434            14465           15004         15409
         199607            15682            14652           15221         15712
         199610            15979            14959           15532         16066
         199701            16214            15139           15802         16321
         199704            16254            15184           15807         16388
         199707            16929            15815           16532         17278
         199710            17027            15949           16686         17430
         199801            17463            16324           17131         17972
         199804            17385            16267           17046         17913
         199807            17749            16543           17401         18314
         199810            18182            16991           17919         18829
         199901            18549            17253           18272         19168
         199904            18505            17215           18204         19158
         199907            18247            16915           17971         18842
         199910            18108            16741           17921         18495
         200001            18139            16703           17940         18473
         200004            18483            17014           18198         18983
         200007            19086            17450           18795         19655
         200010            19427            17780           19144         20121
--------------------------------------------------------------------------------
                                    AVERAGE ANNUAL TOTAL RETURNS
                                  PERIODS ENDED OCTOBER 31, 2000     FINAL VALUE
                                  ------------------------------    OF A $10,000
                                  1 YEAR   5 YEARS      10 YEARS      INVESTMENT
--------------------------------------------------------------------------------
Intermediate-Term Tax-Exempt
 Fund                              7.28%     4.98%         6.87%         $19,427
Average Intermediate Municipal
 Fund*                             6.21      4.40          5.92           17,780
Lehman 7 Year Municipal Bond
 Index                             6.83      5.22          6.71           19,144
Lehman Municipal Bond Index        8.51      5.71          7.24           20,121
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 for Insured Long-Term Tax-Exempt Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                                       OCTOBER 31, 1990-OCTOBER 31, 2000
-----------------------------------------------------    -------------------------------------------
          INSURED LONG-TERM TAX-EXEMPT FUND   LEHMAN*    INSURED LONG-TERM TAX-EXEMPT FUND   LEHMAN*

FISCAL    CAPITAL      INCOME      TOTAL        TOTAL    FISCAL   CAPITAL   INCOME    TOTAL    TOTAL
YEAR       RETURN      RETURN     RETURN       RETURN    YEAR      RETURN   RETURN   RETURN   RETURN
-----------------------------------------------------    -------------------------------------------
1991         6.0%        7.2%      13.2%        12.1%    1996        0.7%     5.6%     6.3%     5.0%
1992         0.2         6.5        6.7          8.2     1997        1.9      5.7      7.6      8.7
1993        10.7         6.4       17.1         14.7     1998        2.4      5.5      7.9      8.3
1994       -10.8         5.2       -5.6         -3.2     1999       -7.7      5.0     -2.7     -1.2
1995         9.5         6.4       15.9         14.8     2000        3.8      5.9      9.7      8.2
-----------------------------------------------------    -------------------------------------------
*Lehman 10 Year Municipal Bond Index.
See Financial Highlights table  on page 33 for dividend and capital gains information for the past five years.
----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                         OCTOBER 31, 1990-OCTOBER 31, 2000

               INSURED LONG-TERM   AVERAGE INSURED  LEHMAN 10 YEAR        LEHMAN
                 TAX-EXEMPT FUND    MUNICIPAL FUND       MUNICIPAL     MUNICIPAL
                                                        BOND INDEX    BOND INDEX

         199010            10000             10000           10000         10000
         199101            10496             10417           10397         10383
         199104            10696             10638           10625         10617
         199107            10867             10833           10804         10831
         199110            11324             11192           11209         11216
         199201            11577             11471           11491         11515
         199204            11684             11572           11565         11626
         199207            12624             12341           12293         12319
         199210            12087             11990           12124         12157
         199301            12820             12579           12702         12647
         199304            13381             13057           13098         13097
         199307            13582             13311           13436         13407
         199310            14154             13779           13905         13869
         199401            14500             14088           14258         14197
         199404            13558             13158           13484         13379
         199407            13940             13423           13786         13663
         199410            13365             12911           13453         13269
         199501            14027             13411           13785         13696
         199504            14591             13988           14384         14274
         199507            14993             14295           14964         14740
         199510            15491             14801           15440         15239
         199601            16161             15370           15903         15758
         199604            15666             14881           15585         15409
         199607            16030             15160           15839         15713
         199610            16463             15538           16205         16108
         199701            16666             15687           16523         16363
         199704            16729             15736           16576         16430
         199707            17670             16607           17474         17323
         199710            17710             16685           17617         17475
         199801            18307             17202           18178         18017
         199804            18148             17068           18063         17958
         199807            18596             17415           18468         18361
         199810            19106             17884           19077         18877
         199901            19504             18157           19487         19215
         199904            19486             18100           19355         19207
         199907            19055             17623           18989         18890
         199910            18583             17094           18848         18543
         200001            18556             17004           18879         18518
         200004            19235             17536           19300         19030
         200007            19965             18097           19979         19704
         200010            20382             18463           20400         20121
--------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED OCTOBER 31, 2000   FINAL VALUE
                                    ------------------------------  OF A $10,000
                                      1 YEAR    5 YEARS   10 YEARS    INVESTMENT
--------------------------------------------------------------------------------
Insured Long-Term Tax-Exempt Fund      9.68%      5.64%      7.38%       $20,382
Average Insured Municipal Fund*        8.01       4.52       6.32         18,463
Lehman 10 Year Municipal Bond Index    8.24       5.73       7.39         20,400
Lehman Municipal Bond Index            8.51       5.71       7.24         20,121
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
 for Long-Term Tax-Exempt Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                                       OCTOBER 31, 1990-OCTOBER 31, 2000
------------------------------------------------    ------------------------------------------------
          LONG-TERM TAX-EXEMPT FUND     LEHMAN*                  LONG-TERM TAX-EXEMPT FUND   LEHMAN*

FISCAL    CAPITAL    INCOME     TOTAL     TOTAL     FISCAL     CAPITAL    INCOME     TOTAL     TOTAL
YEAR       RETURN    RETURN    RETURN    RETURN     YEAR        RETURN    RETURN    RETURN    RETURN
------------------------------------------------    ------------------------------------------------
1991         6.7%      7.6%     14.3%     12.1%     1996          1.1%      5.6%      6.7%      5.0%
1992         0.8       6.7       7.5       8.2      1997          2.6       5.6       8.2       8.7
1993        10.5       6.4      16.9      14.7      1998          2.4       5.4       7.8       8.3
1994       -10.7       5.2      -5.5      -3.2      1999         -8.3       4.8      -3.5      -1.2
1995         9.5       6.5      16.0      14.8      2000          3.8       5.8       9.6       8.2
----------------------------------------------------------------------------------------------------
*Lehman 10 Year Municipal Bond Index.
See  Financial  Highlights  table  on page 34 for  dividend  and  capital  gains information for the past five years.
----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                         OCTOBER 31, 1990-OCTOBER 31, 2000

                     LONG-TERM   AVERAGE GENERAL  LEHMAN 10 YEAR         LEHMAN
               TAX-EXEMPT FUND   MUNICIPAL FUND        MUNICIPAL      MUNICIPAL
                                                      BOND INDEX     BOND INDEX

         199010          10000             10000           10000          10000
         199101          10548             10401           10383          10397
         199104          10780             10636           10617          10625
         199107          10982             10853           10831          10804
         199110          11433             11224           11216          11209
         199201          11725             11492           11515          11491
         199204          11851             11619           11626          11565
         199207          12823             12411           12319          12293
         199210          12296             12049           12157          12124
         199301          13012             12637           12647          12702
         199304          13633             13116           13097          13098
         199307          13812             13413           13407          13436
         199310          14379             13911           13869          13905
         199401          14709             14194           14197          14258
         199404          13811             13258           13379          13484
         199407          14183             13521           13663          13786
         199410          13587             13095           13269          13453
         199501          14215             13511           13696          13785
         199504          14798             14036           14274          14384
         199507          15265             14394           14740          14964
         199510          15759             14893           15239          15440
         199601          16447             15407           15758          15903
         199604          16008             14974           15409          15585
         199607          16395             15243           15713          15839
         199610          16816             15654           16108          16205
         199701          17034             15837           16363          16523
         199704          17136             15892           16430          16576
         199707          18105             16779           17323          17474
         199710          18200             16926           17475          17617
         199801          18813             17440           18017          18178
         199804          18682             17325           17958          18063
         199807          19131             17679           18361          18468
         199810          19615             18131           18877          19077
         199901          19980             18397           19215          19487
         199904          19958             18327           19207          19355
         199907          19515             17884           18890          18989
         199910          18938             17373           18543          18848
         200001          18871             17212           18518          18879
         200004          19598             17720           19030          19300
         200007          20307             18272           19704          19979
         200010          20752             18651           20121          20400
--------------------------------------------------------------------------------
                                     AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED OCTOBER 31, 2000   FINAL VALUE
                                    ------------------------------  OF A $10,000
                                      1 YEAR    5 YEARS   10 YEARS    INVESTMENT
--------------------------------------------------------------------------------
Long-Term Tax-Exempt Fund              9.58%      5.66%      7.57%       $20,752
Average General Municipal Fund*        7.36       4.60       6.43         18,651
Lehman 10 Year Municipal Bond Index    8.24       5.73       7.39         20,400
Lehman Municipal Bond Index            8.51       5.71       7.24         20,121
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

PERFORMANCE SUMMARY
 for High-Yield Tax-Exempt Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                                       OCTOBER 31, 1990-OCTOBER 31, 2000

-----------------------------------------------    -------------------------------------------------
            HIGH-YIELD TAX-EXEMPT FUND  LEHMAN*              HIGH-YIELD TAX-EXEMPT FUND      LEHMAN*
FISCAL    CAPITAL     INCOME     TOTAL    TOTAL    FISCAL  CAPITAL     INCOME      TOTAL       TOTAL
YEAR       RETURN     RETURN    RETURN   RETURN    YEAR     RETURN     RETURN     RETURN      RETURN
-----------------------------------------------    -------------------------------------------------
1991         7.2%       8.0%     15.2%    12.2%    1996       0.3%       5.7%       6.0%        5.7%
1992         0.6        7.1       7.7      8.4     1997       2.5        5.9        8.4         8.5
1993        10.0        6.8      16.8     14.1     1998       2.6        5.6        8.2         8.0
1994       -10.5        5.5      -5.0     -4.3     1999      -7.8        5.0       -2.8        -1.8
1995         9.0        6.8      15.8     14.8     2000       1.8        6.0        7.8         8.5
----------------------------------------------------------------------------------------------------
*Lehman Municipal Bond Index.
See  Financial  Highlights  table  on page 34 for  dividend  and  capital  gains information for the past five years.
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                         OCTOBER 31, 1990-OCTOBER 31, 2000

                        HIGH-YIELD      AVERAGE HIGH        LEHMAN
                        TAX-EXEMPT   YIELD MUNICIPAL     MUNICIPAL
                              FUND              FUND    BOND INDEX

  199010     10000           10000             10000         10000
  199101     10492           10270             10383         10383
  199104     10776           10521             10617         10617
  199107     11028           10773             10831         10831
  199110     11523           11096             11216         11216
  199201     11793           11370             11515         11515
  199204     11951           11535             11626         11626
  199207     12920           12206             12319         12319
  199210     12410           11929             12157         12157
  199301     13138           12475             12647         12647
  199304     13735           12884             13097         13096
  199307     13942           13181             13407         13407
  199310     14496           13608             13869         13869
  199401     14815           13926             14197         14197
  199404     14015           13155             13379         13379
  199407     14349           13416             13663         13663
  199410     13766           13073             13269         13269
  199501     14363           13456             13696         13696
  199504     14973           13952             14274         14274
  199507     15448           14316             14740         14740
  199510     15947           14736             15239         15239
  199601     16495           15274             15758         15759
  199604     16102           14916             15409         15409
  199607     16489           15179             15713         15712
  199610     16909           15582             16108         16066
  199701     17152           15875             16363         16321
  199704     17224           15999             16430         16388
  199707     18162           16773             17323         17278
  199710     18322           17028             17475         17430
  199801     18937           17613             18017         17972
  199804     18866           17613             17958         17913
  199807     19329           17924             18361         18314
  199810     19822           18221             18877         18829
  199901     20195           18504             19215         19168
  199904     20210           18541             19207         19158
  199907     19811           18271             18890         18842
  199910     19273           17682             18543         18495
  200001     19054           17387             18518         18473
  200004     19683           17712             19030         18983
  200007     20347           18008             19704         19655
  200010     20775           18230             20121         20121
--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS
                                    PERIODS ENDED OCTOBER 31, 2000   FINAL VALUE
                                    ------------------------------  OF A $10,000
                                      1 YEAR    5 YEARS   10 YEARS    INVESTMENT
--------------------------------------------------------------------------------
High-Yield Tax-Exempt Fund             7.79%      5.43%      7.59%       $20,775
Average High Yield Municipal Fund*     3.10       4.35       6.19         18,230
Lehman Municipal Bond Index            8.51       5.71       7.24         20,121
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

FINANCIAL STATEMENTS
  October 31, 2000

The Statements of Net Assets, integral parts of the Financial Statements for each of the Vanguard Municipal Bond Funds, are included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows interest earned by each fund during the reporting period, and details the operating expenses charged to the fund. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a fund invested in futures contracts during the period, the results of these investments are shown separately.

-----------------------------------------------------------------------------------------------------------------
                                      TAX-EXEMPT         SHORT-TERM             LIMITED-TERM        INTERMEDIATE-
                                    MONEY MARKET         TAX-EXEMPT               TAX-EXEMPT      TERM TAX-EXEMPT
                                            FUND               FUND                     FUND                 FUND
                                   ------------------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31, 2000
                                   ------------------------------------------------------------------------------
                                           (000)              (000)                    (000)                (000)
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Interest                               $305,948            $81,953                 $121,631             $422,371
------------------------------------------------------------------------------------------------------------------
  Total Income                           305,948             81,953                  121,631              422,371
------------------------------------------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services               849                220                      297                  921
  Management and Administrative           11,486              2,941                    4,014               12,692
  Marketing and Distribution               1,301                339                      417                1,079
 Custodian Fees                               80                 22                       27                   79
 Auditing Fees                                12                 10                       10                   13
 Shareholders' Reports                       120                 37                       54                  206
 Trustees' Fees and Expenses                   8                  2                        3                    9
------------------------------------------------------------------------------------------------------------------
  Total Expenses                          13,856              3,571                    4,822               14,999
  Expenses Paid Indirectly--Note C           (80)               (41)                     (56)                (285)
------------------------------------------------------------------------------------------------------------------
  Net Expenses                            13,776              3,530                    4,766               14,714
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                    292,172             78,423                  116,865              407,657
------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                 (405)            (1,308)                  (5,221)              (9,295)
 Futures Contracts                            --                 --                       --                4,068
------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                    (405)            (1,308)                  (5,221)              (5,227)
------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
 Investment Securities                        --              4,338                   18,287              170,731
 Futures Contracts                            --                 --                       --                   --
------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)                               --              4,338                   18,287              170,731
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                        $291,767            $81,453                 $129,931             $573,161
==================================================================================================================

---------------------------------------------------------------------------------------------
                               INSURED LONG-TERM          LONG-TERM                HIGH-YIELD
                                      TAX-EXEMPT         TAX-EXEMPT                TAX-EXEMPT
                                            FUND               FUND                      FUND
                              ---------------------------------------------------------------
                                                     YEAR ENDED OCTOBER 31, 2000
                              ---------------------------------------------------------------
                                           (000)              (000)                     (000)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Interest                               $123,306           $ 87,289                 $168,171
---------------------------------------------------------------------------------------------
  Total Income                           123,306             87,289                  168,171
---------------------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services               248                175                      322
  Management and Administrative            3,449              2,435                    4,455
  Marketing and Distribution                 251                191                      388
 Custodian Fees                               24                 17                       29
 Auditing Fees                                10                 10                       10
 Shareholders' Reports                        64                 42                       84
 Trustees' Fees and Expenses                   3                  2                        3
---------------------------------------------------------------------------------------------
  Total Expenses                           4,049              2,872                    5,291
  Expenses Paid Indirectly--Note C           (91)               (62)                    (138)
---------------------------------------------------------------------------------------------
  Net Expenses                             3,958              2,810                    5,153
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                    119,348             84,479                  163,018
---------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                  906            (15,009)                  (7,519)
 Futures Contracts                         1,327              1,498                    1,994
---------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                   2,233            (13,511)                  (5,525)
---------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
 Investment Securities                    80,012             71,058                   57,263
 Futures Contracts                           (86)               465                     (157)
---------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                          79,926             71,523                   57,106
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS             $201,507           $142,491                 $214,599
=============================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.


---------------------------------------------------------------------------------------------------------------
                                                                      TAX-EXEMPT                 SHORT-TERM
                                                               MONEY MARKET FUND            TAX-EXEMPT FUND
                                                           -----------------------        ---------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                           ----------------------------------------------------
                                                              2000             1999            2000        1999
                                                             (000)            (000)           (000)       (000)
---------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                  $ 292,172        $ 203,963        $ 78,423    $ 65,736
 Realized Net Gain (Loss)                                    (405)            (124)         (1,308)        495
 Change in Unrealized Appreciation (Depreciation)              --               --           4,338     (19,834)
---------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                              291,767          203,839          81,453      46,397
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                                   (292,172)        (203,963)        (78,423)    (65,736)
 Realized Capital Gain -- -- -- (624)
---------------------------------------------------------------------------------------------------------------
  Total Distributions                                    (292,172)        (203,963)        (78,423)    (66,360)
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                                                 9,102,948        8,274,792       1,272,945   1,121,980
 Issued in Lieu of Cash Distributions                     274,123          190,776          66,978      56,651
 Redeemed                                              (8,307,132)      (7,566,794)     (1,231,210)   (919,627)
---------------------------------------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions          1,069,939          898,774         108,713     259,004
---------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                              1,069,534          898,650         111,743     239,041
---------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year                                      7,144,411        6,245,761       1,892,704   1,653,663
---------------------------------------------------------------------------------------------------------------
 End of Year                                           $8,213,945       $7,144,411      $2,004,447  $1,892,704
===============================================================================================================

1Shares Issued (Redeemed)
 Issued                                                 9,102,948        8,274,792          82,375      72,029
 Issued in Lieu of Cash Distributions                     274,123          190,776           4,333       3,640
 Redeemed                                              (8,307,132)      (7,566,794)        (79,677)    (59,043)
---------------------------------------------------------------------------------------------------------------
  Net Increase in Shares Outstanding                    1,069,939          898,774           7,031      16,626
===============================================================================================================

----------------------------------------------------------------------------------------------------------------
                                                                  LIMITED-TERM              INTERMEDIATE-TERM
                                                               TAX-EXEMPT FUND                TAX-EXEMPT FUND
                                                           -----------------------        ----------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                           -----------------------------------------------------
                                                              2000             1999            2000         1999
                                                             (000)            (000)           (000)        (000)
----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                   $ 116,865        $ 106,494       $ 407,657   $ 399,839
 Realized Net Gain (Loss)                                   (5,221)             149          (5,227)     14,245
 Change in Unrealized Appreciation (Depreciation)           18,287          (63,567)        170,731    (454,039)
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                               129,931           43,076         573,161     (39,955)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                                    (116,865)        (106,494)       (407,657)   (399,839)
 Realized Capital Gain                                          --               --              --     (20,547)
----------------------------------------------------------------------------------------------------------------
  Total Distributions                                     (116,865)        (106,494)       (407,657)   (420,386)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                                                  1,063,048        1,062,991       1,888,838   2,371,429
 Issued in Lieu of Cash Distributions                       91,680           83,769         302,374     317,269
 Redeemed                                                 (969,982)        (846,527)     (2,031,917) (1,773,115)
----------------------------------------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions             184,746          300,233         159,295     915,583
----------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                                 197,812          236,815         324,799     455,242
----------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year                                       2,576,995        2,340,180       8,228,319   7,773,077
----------------------------------------------------------------------------------------------------------------
 End of Year                                            $2,774,807       $2,576,995      $8,553,118  $8,228,319
================================================================================================================

1Shares Issued (Redeemed)
 Issued                                                    100,668           98,675         147,103     178,445
 Issued in Lieu of Cash Distributions                        8,680            7,792          23,532      23,965
 Redeemed                                                  (91,881)         (78,694)       (158,593)   (134,015)
----------------------------------------------------------------------------------------------------------------
  Net Increase in Shares Outstanding                        17,467           27,773          12,042      68,395
================================================================================================================

----------------------------------------------------------------------------------------------------------------
                                                              INSURED LONG-TERM                 LONG-TERM
                                                               TAX-EXEMPT FUND               TAX-EXEMPT FUND
                                                           -----------------------        ----------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                           -----------------------------------------------------
                                                              2000             1999            2000         1999
                                                             (000)            (000)           (000)        (000)
----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                   $ 119,348        $ 118,079        $ 84,479    $ 80,283
 Realized Net Gain (Loss)                                    2,233           10,700         (13,511)      4,219
 Change in Unrealized Appreciation (Depreciation)           79,926         (192,045)         71,523    (139,950)
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                               201,507          (63,266)        142,491     (55,448)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                                    (119,348)        (118,079)        (84,479)    (80,283)
 Realized Capital Gain                                          --          (12,271)             --     (15,575)
----------------------------------------------------------------------------------------------------------------
  Total Distributions                                     (119,348)        (130,350)        (84,479)    (95,858)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                                                    410,595          410,769         396,245     436,934
 Issued in Lieu of Cash Distributions                       74,152           83,680          56,437      66,604
 Redeemed                                                 (427,323)        (375,764)       (389,599)   (333,511)
----------------------------------------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions              57,424          118,685          63,083     170,027
----------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                                 139,583          (74,931)        121,095      18,721
----------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year                                       2,160,204        2,235,135       1,527,496   1,508,775
----------------------------------------------------------------------------------------------------------------
End of Year                                             $2,299,787       $2,160,204      $1,648,591   $1,527,496
================================================================================================================

1Shares Issued (Redeemed)
 Issued                                                     34,669           33,075          37,936      39,639
 Issued in Lieu of Cash Distributions                        6,255            6,763           5,386       6,046
 Redeemed                                                  (36,304)         (30,568)        (37,391)    (30,394)
----------------------------------------------------------------------------------------------------------------
  Net Increase in Shares Outstanding                         4,620            9,270           5,931      15,291
================================================================================================================

--------------------------------------------------------------------------------
                                                      HIGH-YIELD TAX-EXEMPT FUND
                                                     ---------------------------
                                                        YEAR ENDED OCTOBER 31,
                                                     ---------------------------
                                                          2000             1999
                                                         (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                               $ 163,018        $ 156,548
 Realized Net Gain (Loss)                               (5,525)           1,471
 Change in Unrealized Appreciation
   (Depreciation)                                       57,106         (245,647)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                           214,599          (87,628)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                                (163,018)        (156,548)
 Realized Capital Gain                                      --          (18,021)
--------------------------------------------------------------------------------
  Total Distributions                                 (163,018)        (174,569)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
 Issued                                                853,520        1,018,305
 Issued in Lieu of Cash Distributions                  107,976          121,185
 Redeemed                                             (847,720)        (714,278)
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions         113,776          425,212
--------------------------------------------------------------------------------
 Total Increase (Decrease)                             165,357          163,015
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year                                   2,867,364        2,704,349
--------------------------------------------------------------------------------
 End of Year                                        $3,032,721       $2,867,364
================================================================================

1Shares Issued (Redeemed)
 Issued                                                 84,367           94,318
 Issued in Lieu of Cash Distributions                   10,665           11,294
 Redeemed                                              (84,012)         (67,058)
--------------------------------------------------------------------------------
  Net Increase in Shares Outstanding                    11,020           38,554
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis. It also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

---------------------------------------------------------------------------------------------------------------------
                                                                     TAX-EXEMPT MONEY MARKET FUND
                                                         YEAR ENDED OCTOBER 31,                 YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                               -------------------------      SEP. 1 TO ----------------------
THROUGHOUT EACH PERIOD                                 2000      1999      1998  OCT. 31, 1997       1997      1996
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00     $1.00     $1.00          $1.00      $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .038      .030      .034           .006       .034      .034
 Net Realized and Unrealized Gain (Loss)
  on Investments                                         --        --        --             --         --        --
---------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                     .038      .030      .034           .006       .034      .034
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.038)    (.030)    (.034)         (.006)     (.034)    (.034)
 Distributions from Realized Capital Gains               --        --        --             --         --        --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.038)    (.030)    (.034)         (.006)     (.034)    (.034)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $1.00     $1.00     $1.00          $1.00      $1.00     $1.00
=====================================================================================================================
TOTAL RETURN                                          3.91%     3.08%     3.44%          0.59%      3.47%     3.48%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                $8,214    $7,144    $6,246         $5,380     $5,345    $4,624
 Ratio of Total Expenses to Average Net Assets        0.18%     0.18%     0.20%         0.18%*      0.19%     0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                  3.84%     3.03%     3.37%         3.53%*      3.41%     3.42%
=====================================================================================================================

*Annualized.

---------------------------------------------------------------------------------------------------------------------
                                                                     SHORT-TERM TAX-EXEMPT FUND
                                                         YEAR ENDED OCTOBER 31,                 YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                               -------------------------      SEP. 1 TO ----------------------
THROUGHOUT EACH PERIOD                                 2000      1999      1998  OCT. 31, 1997       1997      1996
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $15.48    $15.65    $15.58         $15.57     $15.54    $15.59
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .623      .578      .609           .103       .610      .609
 Net Realized and Unrealized Gain (Loss)
  on Investments                                       .020     (.164)     .076           .010       .034     (.050)
---------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                     .643      .414      .685           .113       .644      .559
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.623)    (.578)    (.609)         (.103)     (.610)    (.609)
 Distributions from Realized Capital Gains               --     (.006)    (.006)            --      (.004)       --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.623)    (.584)    (.615)         (.103)     (.614)    (.609)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $15.50    $15.48    $15.65         $15.58     $15.57    $15.54
=====================================================================================================================
TOTAL RETURN                                          4.24%     2.69%     4.49%          0.73%      4.22%     3.64%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                $2,004    $1,893    $1,654         $1,485     $1,464    $1,457
 Ratio of Total Expenses to Average Net Assets        0.18%     0.18%     0.20%         0.18%*      0.19%     0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                  4.03%     3.71%     3.90%         3.96%*      3.91%     3.90%
 Portfolio Turnover Rate                                45%       56%       36%             4%        34%       33%
=====================================================================================================================

*Annualized.

---------------------------------------------------------------------------------------------------------------------
                                                                     LIMITED-TERM TAX-EXEMPT FUND
                                                         YEAR ENDED OCTOBER 31,                 YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                               -------------------------      SEP. 1 TO ----------------------
THROUGHOUT EACH PERIOD                                 2000      1999      1998  OCT. 31, 1997       1997      1996
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.59    $10.85    $10.74         $10.71     $10.62    $10.71
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .470      .457      .460           .078       .476      .483
 Net Realized and Unrealized Gain (Loss)
  on Investments                                       .050     (.260)     .110           .030       .090     (.090)
---------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                     .520      .197      .570           .108       .566      .393
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.470)    (.457)    (.460)         (.078)     (.476)    (.483)
 Distributions from Realized Capital Gains               --        --        --             --         --        --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.470)    (.457)    (.460)         (.078)     (.476)    (.483)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $10.64    $10.59    $10.85         $10.74     $10.71    $10.62
=====================================================================================================================
TOTAL RETURN                                          5.04%     1.83%     5.42%          1.01%      5.44%     3.73%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                $2,775    $2,577    $2,340         $1,962     $1,929    $1,761
 Ratio of Total Expenses to Average Net Assets        0.18%     0.18%     0.21%         0.18%*      0.19%     0.21%
 Ratio of Net Investment Income to
  Average Net Assets                                  4.45%     4.25%     4.27%         4.34%*      4.46%     4.51%
 Portfolio Turnover Rate                                32%       14%       35%             2%        28%       27%
=====================================================================================================================

*Annualized.

---------------------------------------------------------------------------------------------------------------------
                                                                     INTERMEDIATE-TERM TAX-EXEMPT FUND
                                                         YEAR ENDED OCTOBER 31,                 YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                               -------------------------      SEP. 1 TO ----------------------
THROUGHOUT EACH PERIOD                                 2000      1999      1998  OCT. 31, 1997       1997      1996
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $12.79    $13.52    $13.35         $13.30     $13.04    $13.14
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .646      .648      .661           .111       .669      .671
 Net Realized and Unrealized Gain (Loss)
  on Investments                                       .260     (.695)     .222           .050       .263     (.091)
---------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                     .906     (.047)     .883           .161       .932      .580
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.646)    (.648)    (.661)         (.111)     (.669)    (.671)
 Distributions from Realized Capital Gains               --     (.035)    (.052)            --      (.003)    (.009)
---------------------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.646)    (.683)    (.713)         (.111)     (.672)    (.680)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $13.05    $12.79    $13.52         $13.35     $13.30    $13.04
=====================================================================================================================
TOTAL RETURN                                          7.28%    -0.40%     6.78%          1.21%      7.31%     4.47%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                $8,553    $8,228    $7,773         $6,770     $6,658    $5,927
 Ratio of Total Expenses to Average Net Assets        0.18%     0.18%     0.21%         0.18%*      0.19%     0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                  5.03%     4.83%     4.93%         4.99%*      5.07%     5.09%
 Portfolio Turnover Rate                                17%       17%       14%             1%        15%       14%
=====================================================================================================================

*Annualized.

---------------------------------------------------------------------------------------------------------------------
                                                                     INSURED LONG-TERM TAX-EXEMPT FUND
                                                         YEAR ENDED OCTOBER 31,                 YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                               -------------------------      SEP. 1 TO ----------------------
THROUGHOUT EACH PERIOD                                 2000      1999      1998  OCT. 31, 1997       1997      1996
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.69    $12.73    $12.51         $12.45     $12.14    $12.12
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .649      .644      .658           .111       .674      .670
 Net Realized and Unrealized Gain (Loss)
  on Investments                                       .450     (.971)     .301           .060       .382      .020
---------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                    1.099     (.327)     .959           .171      1.056      .690
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.649)    (.644)    (.658)         (.111)     (.674)    (.670)
 Distributions from Realized Capital Gains               --     (.069)    (.081)            --      (.072)       --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.649)    (.713)    (.739)         (.111)     (.746)    (.670)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $12.14    $11.69    $12.73         $12.51     $12.45    $12.14
=====================================================================================================================
TOTAL RETURN                                          9.68%    -2.74%     7.88%          1.37%      8.93%     5.77%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                $2,300    $2,160    $2,235         $2,043     $2,024    $1,936
 Ratio of Total Expenses to Average Net Assets        0.19%     0.19%     0.20%         0.18%*      0.19%     0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                  5.48%     5.20%     5.22%         5.32%*      5.47%     5.46%
 Portfolio Turnover Rate                                34%       17%       16%             1%        18%       18%
=====================================================================================================================

*Annualized.

---------------------------------------------------------------------------------------------------------------------
                                                                     LONG-TERM TAX-EXEMPT FUND
                                                         YEAR ENDED OCTOBER 31,                 YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                               -------------------------      SEP. 1 TO ----------------------
THROUGHOUT EACH PERIOD                                 2000      1999      1998  OCT. 31, 1997       1997      1996
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.34    $11.39    $11.18         $11.11     $10.73    $10.68
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .572      .565      .580           .098       .588      .591
 Net Realized and Unrealized Gain (Loss)
  on Investments                                       .390     (.935)     .268           .070       .403      .050
---------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                     .962     (.370)     .848           .168       .991      .641
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.572)    (.565)    (.580)         (.098)     (.588)    (.591)
 Distributions from Realized Capital Gains               --     (.115)    (.058)            --      (.023)       --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.572)    (.680)    (.638)         (.098)     (.611)    (.591)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $10.73    $10.34    $11.39         $11.18     $11.11    $10.73
=====================================================================================================================
TOTAL RETURN                                          9.58%    -3.45%     7.78%          1.52%      9.46%     6.08%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                $1,649    $1,527    $1,509         $1,249     $1,222    $1,110
 Ratio of Total Expenses to Average Net Assets        0.19%     0.18%     0.21%         0.18%*      0.19%     0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                  5.46%     5.13%     5.13%         5.28%*      5.37%     5.45%
 Portfolio Turnover Rate                                25%       15%       18%             1%         9%       26%
=====================================================================================================================

*Annualized.


FINANCIAL HIGHLIGHTS (continued)

---------------------------------------------------------------------------------------------------------------------
                                                                     HIGH-YIELD TAX-EXEMPT FUND
                                                         YEAR ENDED OCTOBER 31,                 YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                               -------------------------      SEP. 1 TO ----------------------
THROUGHOUT EACH PERIOD                                 2000      1999      1998  OCT. 31, 1997       1997      1996
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.13    $11.06    $10.83         $10.76     $10.39    $10.43
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .582      .571      .582           .106       .589      .594
 Net Realized and Unrealized Gain (Loss)
  on Investments                                       .180     (.858)     .282           .070       .370     (.040)
---------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                     .762     (.287)     .864           .176       .959      .554
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.582)    (.571)    (.582)         (.106)     (.589)    (.594)
 Distributions from Realized Capital Gains               --     (.072)    (.052)            --         --        --
---------------------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.582)    (.643)    (.634)         (.106)     (.589)    (.594)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $10.31    $10.13    $11.06         $10.83     $10.76    $10.39
=====================================================================================================================
TOTAL RETURN                                          7.79%    -2.77%     8.19%          1.63%      9.45%     5.39%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                $3,033    $2,867    $2,704         $2,256     $2,193    $1,985
 Ratio of Total Expenses to Average Net Assets        0.19%     0.18%     0.20%         0.19%*      0.19%     0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                  5.74%     5.33%     5.28%         6.08%*      5.56%     5.66%
 Portfolio Turnover Rate                                32%       22%       24%             3%        27%       19%
=====================================================================================================================

*Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Municipal Bond Funds comprise the Tax-Exempt Money Market, Short-Term Tax- Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, Long-Term Tax-Exempt, and High-Yield Tax-Exempt Funds, each of which is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund. Each fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Effective in 1997, each fund's fiscal year changed from August 31 to October 31.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds:
Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. FUTURES CONTRACTS: Each fund, except the Tax-Exempt Money Market Fund, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts to a limited extent, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the values of futures contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and original issue discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2000, the funds had contributed capital to Vanguard (included in Other Assets) of:

-------------------------------------------------------------------------------
                          CAPITAL CONTRIBUTION     PERCENTAGE     PERCENTAGE OF
                                   TO VANGUARD        OF FUND        VANGUARD'S
TAX-EXEMPT FUND                          (000)     NET ASSETS    CAPITALIZATION
-------------------------------------------------------------------------------
Money Market                            $1,482          0.02%              1.5%
Short-Term                                 368          0.02               0.4
Limited-Term                               512          0.02               0.5
Intermediate-Term                        1,574          0.02               1.6
Insured Long-Term                          422          0.02               0.4
Long-Term                                  302          0.02               0.3
High-Yield                                 557          0.02               0.6
-------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds' management and administrative expenses. The funds' custodian bank has also agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the year ended October 31, 2000, these arrangements reduced expenses by:

----------------------------------------------------------
                                   EXPENSE REDUCTION
                                        (000)
                          --------------------------------
                          MANAGEMENT AND         CUSTODIAN
TAX-EXEMPT FUND           ADMINISTRATIVE              FEES
----------------------------------------------------------
Money Market                          --               $80
Short-Term                          $ 20                21
Limited-Term                          29                27
Intermediate-Term                    211                74
Insured Long-Term                     67                24
Long-Term                             45                17
High-Yield                           109                29
----------------------------------------------------------

D. During the year ended October 31, 2000, purchases and sales of investment securities other than temporary cash investments were:


----------------------------------------------------------
                                            (000)
                                 -------------------------
TAX-EXEMPT FUND                  PURCHASES           SALES
----------------------------------------------------------
Short-Term                     $ 896,473         $ 719,574
Limited-Term                   1,037,834           823,083
Intermediate-Term              1,504,776         1,307,557
Insured Long-Term                705,169           839,178
Long-Term                        363,966           432,147
High-Yield                       915,523           875,111
----------------------------------------------------------

E. Capital gains distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes due to differences in the timing of realization of gains. At October 31, 2000, the following funds had capital losses to offset future capital gains through the following fiscal year-ends:

------------------------------------------------------------------------
                                                CAPITAL LOSS
                                 ---------------------------------------
                                 AMOUNT       EXPIRATION: FISCAL YEAR(S)
TAX-EXEMPT FUND                   (000)                ENDING OCTOBER 31
------------------------------------------------------------------------
Short-Term                      $ 1,230                             2008
Limited-Term                      6,087                        2003-2008
Intermediate-Term                 7,761                             2008
Insured Long-Term                   911                             2007
Long-Term                        14,556                        2007-2008
High-Yield                       21,788                        2007-2008
------------------------------------------------------------------------


     The Short-Term and Intermediate-Term Tax-Exempt Funds used a tax accounting practice to apply $194,000 and $1,897,000, respectively, of the price of capital shares redeemed to reduce capital gain distribution requirements for the year ended October 31, 1999. Capital gains that were so offset have been reclassified from accumulated net realized gains to paid in capital. After this reduction, the Short-Term Tax-Exempt Fund had $258,000 of 1999 capital gains remaining, on which the fund paid federal tax of $78,000 (included in Realized Net Loss) during the year ended October 31, 2000. The balance after tax of $180,000 has been reclassified from accumulated net realized gains to paid in capital.

     The following funds had realized losses through October 31, 2000, which are deferred for tax purposes and reduce the amount of unrealized appreciation (depreciation) on investment securities for tax purposes (see Note F).

----------------------------------------------
                               Deferred Losses
Tax-Exempt Fund                          (000)
----------------------------------------------
Limited-Term                             $ 450
Intermediate-Term                       37,332
Insured Long-Term                       25,681
Long-Term                               12,025
High-Yield                              13,547
----------------------------------------------

F. At October 31, 2000, net unrealized appreciation (depreciation) of investment securities for federal income tax purposes was:

------------------------------------------------------------------------------
                                                        (000)
                                  --------------------------------------------
                                                                NET UNREALIZED
                                  APPRECIATED    DEPRECIATED      APPRECIATION
TAX-EXEMPT FUND                    SECURITIES     SECURITIES    (DEPRECIATION)
------------------------------------------------------------------------------
Short-Term                            $ 2,636      $ (4,463)         $  (1,827)
Limited-Term*                          13,074       (11,717)             1,357
Intermediate-Term*                    177,516       (47,585)           129,931
Insured Long-Term*                    102,474        (5,814)            96,660
Long-Term*                             67,811       (21,761)            46,050
High-Yield*                            79,872       (88,702)            (8,830)
------------------------------------------------------------------------------
*See Note E.

     At October 31, 2000, the aggregate settlement value of open futures contracts expiring in December 2000 and the related unrealized appreciation (depreciation) were:

--------------------------------------------------------------------------------
                                                        (000)
                                  ----------------------------------------------
                                         NUMBER OF     AGGREGATE      UNREALIZED
                                      LONG (SHORT)    SETTLEMENT    APPRECIATION
TAX-EXEMPT FUND/FUTURES CONTRACTS        CONTRACTS         VALUE  (DEPRECIATION)
--------------------------------------------------------------------------------
Insured Long-Term/Municipal Bond Index       (218)       $21,705          $ (86)
Long-Term/Municipal Bond Index                286         28,475            465
High-Yield/Municipal Bond Index              (524)        52,171           (157)
--------------------------------------------------------------------------------

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

REPORT of
 Independent Accountants

To the Shareholders and Trustees of Vanguard Municipal Bond Funds

In our  opinion,  the  statement  of net assets  appearing in the insert to this
Annual Report to Shareholders and the accompanying related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Exempt Money Market Fund, Vanguard Short-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Insured Long-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund (separate portfolios of Vanguard Municipal Bond Fund, hereafter referred to as the "Fund") at October 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended and the financial highlights for each of the five years in the period ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania


November 29, 2000







--------------------------------------------------------------------------------
SPECIAL 2000 TAX INFORMATION (UNAUDITED) FOR
VANGUARD MUNICIPAL BOND FUNDS

This information for the fiscal year ended October 31, 2000, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

THE VANGUARD(R)
 Family of Funds

STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Gold and Precious Metals Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund


BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
Global Asset Allocation Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund


BOND FUNDS
Admiral(TM) Intermediate-Term Treasury Fund
Admiral(TM) Long-Term Treasury Fund
Admiral(TM) Short-Term Treasury Fund
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Preferred Stock Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
 (California, Florida,
  Massachusetts, New Jersey,
  New York, Ohio, Pennsylvania)
Total Bond Market Index Fund


MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds
(California, New Jersey,
 New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund


VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio


For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE
 Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.

     The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers.

     The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES

JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.

--------------------------------------------------------------------------------
OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS

R. GREGORY BARTON, Legal Department.
ROBERT A. DISTEFANO, Information Technology.
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.

--------------------------------------------------------------------------------
                                 JOHN C. BOGLE
                Founder, Chairman and Chief Executive, 1974-1996

[SHIP GRAPHIC]
[THE VANGUARD GROUP LOGO]

Post Office Box 2600
Valley Forge, Pennsylvania, 19482-2600


ABOUT OUR COVER

Our cover art evokes both Vanguard's rich past and the course we've set for the future--our determination to provide superior investment performance and top-notch service. The image is based on two works: a painting titled The First Journey of 'Victory,' by the English artist W.L. Wyllie (1851?1931), and a sculpture of a compass rose on Vanguard's campus near Valley Forge, Pennsylvania.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard &  Poor's(R),  S&P(R),  S&P  500(R),  Standard & Poor's 500,  500,  S&P
MidCap400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their respective owners.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q950 122000

VANGUARD MUNICIPAL BOND FUNDS
  Statement of Net Assets -  October 31, 2000

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

     This Statement provides a detailed list of each fund's municipal bond holdings by state, including each security's market value on the last day of the reporting period and information on credit enhancements such as insurance or letters of credit. Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets on both a dollar and per-share basis. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
CONTENTS

Tax-Exempt Money Market Fund         1   Insured Long-Term Tax-Exempt Fund    53
Short-Term Tax-Exempt Fund          12   Long-Term Tax-Exempt Fund            62
Limited-Term Tax-Exempt Fund        20   High-Yield Tax-Exempt Fund           69
Intermediate-Term Tax-Exempt Fund   30   Key to Abbreviations                 80
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
TAX-EXEMPT MONEY MARKET FUND                                   COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.6%)
------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.9%)
Alabama Public School & College Auth. TOB VRDO                  4.43%         11/2/2000 (3)++     $   5,000  $    5,000
Birmingham AL GO VRDO                                           4.35%         11/2/2000 LOC          21,000      21,000
Birmingham AL GO VRDO                                           4.35%         11/8/2000 (2)LOC       25,100      25,100
Birmingham AL GO VRDO                                          4.375%         11/8/2000 LOC          28,900      28,900
Jefferson County AL GO VRDO                                     4.38%         11/3/2000 LOC          40,000      40,000
Mobile AL IDR VRDO (Kimberly-Clark Tissue Co. Project)          4.35%         11/8/2000              33,550      33,550
                                                                                                             -----------
                                                                                                             $  153,550
                                                                                                             -----------
ALASKA (0.3%)
Alaska Housing Finance Corp. TOB VRDO                           4.43%         11/2/2000 ++            4,625       4,625
Anchorage AK Electric Util. Rev. VRDO (Muni. Light & Power)     4.30%         11/8/2000 LOC          21,000      21,000
                                                                                                             -----------
                                                                                                             $   25,625
                                                                                                             -----------
ARIZONA (0.6%)
Maricopa County AZ PCR VRDO (Southern California Edison Co.)    4.65%         11/2/2000              13,545      13,545
Mesa AZ IDA VRDO (Discovery Health)                             4.40%         11/8/2000 (1)          14,300      14,300

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
TAX-EXEMPT MONEY MARKET FUND                                   COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Salt River Project Agricultural Improvement
 & Power Dist. AZ CP                                            4.25%         11/17/2000          $   6,400  $    6,400
Salt River Project Agricultural Improvement
 & Power Dist. AZ CP                                            4.25%         12/12/2000             15,500      15,500
                                                                                                             -----------
                                                                                                             $   49,745
                                                                                                             -----------
ARKANSAS (1.0%)
Arkansas Dev. Finance Auth. Health Care Fac. VRDO
 (Sisters of Mercy)                                             4.35%         11/2/2000              19,500      19,500
Pulaski County AR Health Fac. St. Vincent Infirmary
 (Catholic Health Initiatives) VRDO                             4.40%         11/8/2000              15,200      15,200
Univ. of Arkansas Board of Trustees Rev. VRDO                   4.39%         11/8/2000 (1)          50,670      50,670
                                                                                                             -----------
                                                                                                             $  85,370
                                                                                                             -----------
CALIFORNIA (0.3%)
California Student Loan Marketing Corp. VRDO                    4.40%         11/2/2000 LOC       $  22,800  $   22,800
                                                                                                             -----------

COLORADO (4.5%)
Colorado Health Fac. Auth. Rev. VRDO
 (Catholic Health Initiatives)                                  4.40%         11/8/2000              83,900      83,900
Colorado General Fund TRAN                                      5.00%         6/27/2001              66,300      66,590
Colorado Student Obligation Bond Auth. Rev. VRDO                4.35%         11/8/2000 (2)           3,300       3,300
Colorado Student Obligation Bond Auth. Rev. VRDO                4.40%         11/1/2000 (2)          26,600      26,600
Denver Colorado City & County Airport Rev. VRDO                 4.45%         11/8/2000              20,000      20,000
Denver Colorado City & County Airport Rev. VRDO                 4.50%         11/8/2000             145,000     145,000
Regional Transp. Dist. of Colorado COP VRDO
 (Transit Vehicles Project)                                     4.40%         11/2/2000 LOC          26,225      26,225
                                                                                                             -----------
                                                                                                             $  371,615
                                                                                                             -----------
DELAWARE (0.5%)
Delaware Econ. Dev. Auth. VRDO (Hosp. Billing & Collection)     4.25%         11/8/2000 (2)          40,285  $   40,285
                                                                                                             -----------

DISTRICT OF COLUMBIA (0.7%)
District of Columbia Rev. VRDO (National Geographic Society)    4.25%         11/8/2000              10,000      10,000
District of Columbia Rev. VRDO (Smithsonian Institution)        4.25%         11/2/2000              49,435      49,435
                                                                                                             -----------
                                                                                                             $   59,435
                                                                                                             -----------

FLORIDA (7.3%)
Collier County FL Health Fac. Auth. Hosp. Rev. VRDO
 (Cleveland Clinic Health System)                               4.60%         11/2/2000               2,350       2,350
Dade County FL School Dist. GO                                  5.00%         2/15/2001 (1)           4,525       4,533
Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO     4.43%         11/2/2000 ++            7,980       7,980
Florida Dept. of General Services Rev. TOB VRDO
 (Dept. of Environmental Protection Preservation-2000)          4.43%         11/2/2000 (4)++        17,930      17,930
Florida Hosp. Assn. Loan Program VRDO (Capital Projects Auth.)  4.35%         11/8/2000 (4)         115,100     115,100
Florida Housing Financing Corp. Rev. (Homeowner Mortgage)       4.25%         3/1/2001               41,625      41,625
Gulf Breeze FL Local Govt. Loan Program VRDO                    4.35%         11/2/2000 (3)          29,400      29,400
Jacksonville FL Electric Auth. Rev. CP (Electric System)        4.30%         12/11/2000             10,500      10,500
Jacksonville FL Electric Auth. Rev. VRDO (Electric System)      4.60%         11/2/2000              28,800      28,800
Orange County FL Housing Finance Auth.                          3.95%         12/1/2000               2,595       2,595
Orange County FL Health Fac. Auth. VRDO
 (Adventist Health System)                                      4.38%         11/2/2000 LOC          41,900      41,900
Orlando Florida Utilities Commission Water & Elec. Rev. BAN CP  4.27%         11/16/2000             25,900      25,900
Palm Beach County Florida Special Purpose Facility Rev. VRDO
(Flight Safety Project)                                         4.45%         11/2/2000              18,000      18,000
St. Lucie County FL PCR CP (Florida Power & Light Co.)          4.30%         12/11/2000              4,400       4,400


------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
                                                               COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------

St. Lucie County FL PCR VRDO
 (Florida Power & Light Co. Project )                           4.60%         11/2/2000           $   9,275  $    9,275
St. Lucie County FL PCR VRDO
 (Florida Power & Light Co. Project )                           4.70%         11/2/2000              65,000      65,000
St. Lucie County FL PCR VRDO
 (Florida Power & Light Co. Project )                           4.85%         11/1/2000              44,100      44,100
Sunshine State FL Govt. Financing Comm. Rev. VRDO               4.25%         11/8/2000 (2)          55,000      55,000
Sunshine State FL Govt. Financing Comm. Rev. VRDO               4.40%         11/8/2000 (2)          74,100      74,100
Tampa Bay FL Water Util. Systems Rev. TOB VRDO                  4.43%         11/2/2000 (3)++         2,500       2,500
                                                                                                             -----------
                                                                                                             $  600,988
                                                                                                             -----------
GEORGIA (6.5%)
Burke County GA Dev. Auth. PCR CP
 (Oglethorpe Power Corp. Vogtle Project)                        4.30%         11/14/2000             15,000      15,000
Burke County GA Dev. Auth. PCR VRDO
 (Georgia Power Co. Plant Vogtle Project)                       4.65%         11/2/2000              56,365      56,365
Burke County GA Dev. Auth. PCR VRDO
 (Georgia Power Co. Plant Vogtle Project)                       4.80%         11/2/2000              28,600      28,600
Burke County GA Dev. Auth. PCR VRDO
 (Oglethorpe Power Corp.)                                       4.30%         11/8/2000 (3)         136,650     136,650
Burke County GA Dev. Auth. PCR VRDO
 (Oglethorpe Power Corp.)                                       4.65%         11/2/2000 (2)          32,590      32,590
Clayton County GA Dev. Auth Special Fac Rev. VRDO
 (Delta Airlines Project)                                       4.35%         11/8/2000 LOC          54,000      54,000
Floyd County GA Dev. Auth. Rev. VRDO (Berry College)            4.40%         11/8/2000 LOC           5,000       5,000
Fulco GA Hosp. Auth. RAN VRDO (Shepherd Center Project)         4.30%         11/8/2000 LOC           7,300       7,300
Fulco GA Hosp. Auth. VRDO (Piedmont Hosp. Project)              4.35%         11/8/2000 LOC          11,600      11,600
Georgia GO                                                      7.70%         2/1/2001                5,000       5,043
Georgia GO TOB VRDO                                             4.36%         11/2/2000 ++           11,150      11,150
Georgia GO TOB VRDO                                             4.41%         11/2/2000 ++           31,480      31,480
Macon-Bibb County GA Hosp. Auth Rev. VRDO
 (Medical Center of Central Georgia)                            4.40%         11/8/2000 LOC          15,550      15,550
Monroe County GA Dev. Auth. PCR VRDO
 (Oglethorpe Power Corp.)                                       4.65%         11/2/2000 (2)          15,315      15,315
Muni. Electric Auth. of Georgia VRDO                            4.30%         11/8/2000 LOC          14,600      14,600
Private College & Univ. Fac. Auth. GA VRDO (Emory Univ.)        4.25%         11/8/2000              68,600      68,600
Richmond County GA Hosp. Auth. Rev. VRDO
 (Univ. of Health Services)                                     4.40%         11/8/2000 LOC          24,200      24,200
                                                                                                             -----------
                                                                                                             $  533,043
                                                                                                             -----------
HAWAII (0.5%)
Hawaii Airport System Rev.                                      5.35%         7/1/2001(1)             8,950       9,005
Hawaii GO                                                       8.00%         2/1/2001                5,000       5,046
Honolulu HI City & County VRDO                                  4.40%         11/8/2000 LOC          22,455      22,455
                                                                                                             -----------
                                                                                                             $   36,506
                                                                                                             -----------
IDAHO (0.5%)
Idaho TAN                                                      5.375%         6/29/2001              40,000  $   40,255
                                                                                                             -----------

ILLINOIS (8.8%)
Chicago IL Board of Educ. VRDO                                  4.35%         11/2/2000 (4)         132,000     132,000
Chicago IL Gas Supply Refunding Rev. VRDO
 (Peoples Gas Light & Coke Co. Project)                         4.30%         11/2/2000              43,700      43,700
Chicago IL Gas Supply Refunding Rev. VRDO
 (Peoples Gas Light & Coke Co. Project)                         4.32%         11/2/2000              12,000      12,000
Chicago IL Gas Supply Refunding Rev. VRDO
 (Peoples Gas Light & Coke Co. Project)                         4.35%         11/2/2000              23,000      23,000
Chicago IL Gas Supply Refunding Rev. VRDO
 (Peoples Gas Light & Coke Co. Project)                         4.37%         11/2/2000               8,000       8,000

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
TAX-EXEMPT MONEY MARKET FUND                                   COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Chicago IL Public Building Comm. Rev. TOB VRDO
 (Chicago School Reform Board)                                  4.43%         11/2/2000 (3) ++    $   4,800  $    4,800
Chicago IL Rev. VRDO (Midway Airport)                           4.65%         11/2/2000 (1)         134,200     134,200
Chicago IL Single Family Mortgage Rev.                          4.40%         3/1/2001                5,250       5,250
Chicago IL O'Hare International Airport CP                      4.35%         11/1/2000 LOC           6,000       6,000
Chicago Il Parl Dist TAN                                       5.125%         9/21/2001              17,000      17,120
Cook County IL Capital Improvement GO                           5.00%         11/15/2000 (3)          4,500       4,502
Illinois Dev. Finance Auth. PCR VRDO
 (Illinois Power Co. Project)                                   4.30%         11/8/2000 LOC          32,670      32,670
Illinois Dev. Finance Auth. PCR VRDO
 (Illinois Power Co. Project)                                   4.40%         11/8/2000 (1)          27,000      27,000
Illinois Dev. Finance Auth. PCR VRDO
 (Illinois Power Co. Project)                                   4.40%         11/8/2000 LOC          13,900      13,900
Illinois Dev. Finance Auth. VRDO (Chicago Symphony)             4.35%         11/8/2000 LOC          42,650      42,650
Illinois Educ. Fac. Auth. Rev.
 (Field Museum of Natural History)                              4.40%         11/8/2000 LOC          15,000      15,000
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.)             4.75%         12/1/2000              10,000      10,004
Illinois Educ. Fac. Auth. Rev. VRDO (DePaul Univ.)              4.35%         11/8/2000 LOC          36,500      36,500
Illinois GO                                                     5.00%         8/1/2001               12,000      12,059
Illinois GO TOB VRDO                                            4.43%         11/2/2000 ++           14,220      14,220
Illinois GO TOB VRDO                                            4.43%         11/2/2000 (1)++        19,590      19,590
Illinois GO TOB VRDO                                            4.43%         11/2/2000 (3) ++       20,000      20,000
Illinois Health Fac. Auth. Rev. VRDO (Carle Foundation)         4.35%         11/8/2000 (2)          43,700      43,700
Illinois Health Fac. Auth. Rev. VRDO
(Gottlieb Health Resources Inc. Obligated Group)                4.35%         11/2/2000 LOC          14,800      14,800
Regional Transp. Auth. IL TOB VRDO                              4.43%         11/2/2000 (3)++        12,895      12,895
Schaumburg IL GO VRDO                                           4.40%         11/8/2000              18,700      18,700
                                                                                                             -----------
                                                                                                             $  724,260
                                                                                                             -----------
INDIANA (1.9%)
Delaware County IN Hosp. Auth. Rev. VRDO
 (Cardinal Health Systems)                                      4.40%         11/8/2000 (2)          40,000      40,000
Indiana Bond Bank Advance Funding Program Notes                 4.75%         1/18/2001              25,000      25,030
Indiana Muni. Power Agency VRDO                                 4.30%         11/8/2000 LOC          10,000      10,000
Indiana Office Building Comm. Fac. Rev. VRDO
 (Indiana Govt. Center South)                                   4.30%         11/8/2000              43,400      43,400
Indiana Office Building Comm. Fac. Rev. VRDO
 (Pendleton Juvenile Correction Fac. )                          4.30%         11/8/2000              34,800      34,800
                                                                                                             -----------
                                                                                                             $  153,230
                                                                                                             -----------
IOWA (0.1%)
Iowa Finance Auth. VRDO (Wheaton Franciscan Services Inc.)      4.40%         11/8/2000 (1)          10,000  $   10,000
                                                                                                             -----------
KANSAS (0.6%)
Olathe KS Temporary Notes                                       5.00%         6/1/2001               11,125      11,156
Sedwick County KS Airport Fac. Rev. VRDO (Flight Safety)        4.45%         11/2/2000              34,000      34,000
                                                                                                             -----------
                                                                                                             $   45,156
                                                                                                             -----------
KENTUCKY (4.4%)
Jefferson County KY Board of Educ. RAN                          5.00%         6/29/2001              34,000      34,123
Jeffersontown KY Lease Program Rev. VRDO
 (Kentucky League of Cities Funding)                            4.40%         11/8/2000 LOC           6,000       6,000
Kentucky Asset/Liability Comm. Project CP                       4.20%         12/12/2000 LOC         11,100      11,100
Kentucky Asset/Liability Comm. Project CP                       4.35%         3/1/2001 LOC           47,000      47,000
Kentucky Asset/Liability Comm. Project TRAN                     5.00%         6/27/2001              50,000      50,212
Kentucky Asset/Liability Comm. Project TRAN                     5.25%         6/27/2001              50,000      50,223


------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
                                                               COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. VRDO
 (Baptist Healthcare)                                           4.35%         11/8/2000 (1)       $   9,250  $    9,250
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. VRDO
 (Baptist Healthcare)                                           4.65%         11/2/2000 (1)          12,325      12,325
Kentucky Housing Corp. Housing Rev. PUT                         4.40%          1/1/2001              10,000      10,000
Kentucky Property & Building Comm Rev. (Project No. 59)         6.00%         11/1/2000               9,000       9,000
Louisville & Jefferson County KY Regional Airport
Auth. Special Fac. Rev. VRDO (UPS Worldwide)                    4.70%         11/2/2000              56,400      56,400
Warren County KY Rev. VRDO
 (Western Kentucky Univ. Student Life Project)                  4.36%         11/2/2000 LOC          65,455      65,455
                                                                                                             -----------
                                                                                                             $  361,088
                                                                                                             -----------
LOUISIANA (0.4%)
Louisiana Gasoline & Fuels Tax Rev.                             4.50%         11/15/2000             28,735      28,738
Louisiana GO TOB VRDO                                           4.43%         11/2/2000 (1)++         3,545       3,545
                                                                                                             -----------
                                                                                                             $   32,283
                                                                                                             -----------
MAINE (0.2%)
Maine Health & Higher Educ. Fac. Auth. Rev. VRDO
 (Bowdoin College)                                              4.40%         11/8/2000 LOC          12,865      12,865
Maine GO                                                        5.25%         6/15/2001               6,650       6,677
                                                                                                             -----------
                                                                                                             $   19,542
                                                                                                             -----------
MARYLAND (2.0%)
Baltimore County MD Metro. Dist. CP                             4.20%         12/12/2000             10,600      10,600
Baltimore County MD Metro. Dist. CP                             4.25%         12/12/2000              8,100       8,100
Frederick County MD Consolidated Public Improvement VRDO        4.35%         11/8/2000              21,670      21,670
Maryland Comm. Dev. Admin. Dept.
 Housing & Comm. Dev. (Residential)                             4.70%         6/14/2001              14,100      14,100
Maryland GO TOB VRDO                                            4.43%         11/2/2000 ++           12,865      12,865
Maryland Health & Higher Ed Fac. Auth. CP
 (John Hopkins Univ.)                                           4.25%         11/20/2000             20,600      20,600
Montgomery MD Consolidated BAN CP                               4.25%         12/11/2000             34,000      34,000
Washington Suburban Sanitation Dist. MD VRDO                    4.35%         11/8/2000              40,780      40,780
                                                                                                             -----------
                                                                                                             $  162,715
                                                                                                             -----------
MASSACHUSETTS (2.6%)
Massachusetts BAN                                               5.00%         9/6/2001              100,000     100,570
Hanover Massachusetts BAN                                       5.00%         6/29/2001              16,345      16,401
Massachusetts Dev. Finance Agency Rev. VRDO
 (Brooks School)                                                4.30%         11/2/2000 (1)           1,400       1,400
Massachusetts GO                                                6.00%         6/1/2001 (Prere.)      14,750      14,851
Massachusetts GO                                                7.00%         12/1/2000 (Prere.)      9,975       9,998
Massachusetts GO                                                7.50%         12/1/2000 (Prere.)     24,750      25,303
Shrewsbury MA BAN                                               5.00%         8/30/2001              47,000      47,265
                                                                                                             -----------
                                                                                                             $  215,788
                                                                                                             -----------

MICHIGAN (4.2%)
Michigan Building Auth. CP (Fac. Program)                       4.30%         11/21/2000             91,885      91,885
Michigan GO (Recreation Program)                                6.00%         11/1/2000              11,910      11,910
Michigan Housing Dev. Auth. PUT                                 3.95%         12/1/2000              10,765      10,765
Michigan Housing Dev. Auth. Rental Rev. VRDO                    4.30%         11/8/2000 LOC          36,900      36,900
Michigan Muni. Bond Auth. State Revolving Fund Rev.
 (Clean Water Revolving Fund Rev.)                              5.00%         8/23/2001              97,000      97,528
Michigan Muni. Bond Auth. State Revolving Fund Rev.
 TOB VRDO (Clean Water Revolving Fund Rev.)                     4.43%         11/2/2000 ++           15,700      15,700
Michigan Housing Dev. Auth. Rental Rev.                         4.35%         11/8/2000 (1)          51,500      51,500
Oakland County MI Econ. Dev. Corp. VRDO
 (Cranbrook Educ. Comm.)                                        4.45%         11/2/2000               6,500       6,500

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                               MATURITY              AMOUNT       VALUE*
TAX-EXEMPT MONEY MARKET FUND                                   COUPON              DATE               (000)        (000)
------------------------------------------------------------------------------------------------------------------------

Univ. of Michigan Hosp. Rev. VRDO                               4.65%         11/2/2000           $  17,745  $   17,745
Univ. of Michigan Hosp. Rev. VRDO (Medical Service Plan)        4.65%         11/2/2000               6,800       6,800
                                                                                                             -----------
                                                                                                             $  347,233
                                                                                                             -----------
MINNESOTA (0.8%)
Canby MN Community Hosp. Dist. VRDO
 (Sioux Valley Hosp. & Health Systems)                          4.45%         11/3/2000               3,670       3,670
Minneapolis-St. Paul MN Metro. Airports Comm. CP                4.30%         11/1/2000 LOC          10,800      10,800
Minneapolis-St. Paul MN Metro. Airports Comm. CP                4.35%         11/1/2000 LOC           7,000       7,000
Minnesota Housing Finance Agency Single Family
 Mortgage PUT                                                   4.35%         8/30/2001              10,000      10,000
Minnesota Housing Finance Agency Single Family
 Mortgage PUT                                                   4.40%         8/30/2001              12,200      12,200
Minnesota School Dist. Tax & Aid Borrowing
 Program Certificates COP                                       5.00%         8/9/2001                8,500       8,544
Minnesota School Dist. Tax & Aid Borrowing
 Program Certificates COP                                       5.00%         8/17/2001              12,500      12,567
                                                                                                             -----------
                                                                                                             $   64,781
                                                                                                             -----------
MISSISSIPPI (1.2%)
Mississippi Capital Improvements GO                             5.00%         11/1/2000               4,765       4,765
Mississippi GO Notes                                            5.00%         10/1/2001              90,000      90,514
Mississippi GO TOB VRDO                                         4.43%         11/2/2000 (Prere.)++    5,030       5,030
                                                                                                             -----------
                                                                                                             $  100,309
                                                                                                             -----------
MISSOURI (5.2%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. VRDO
 (St. Clair County Metrolink Extension)                         4.40%         11/2/2000 (1)          80,000      80,000
Curator of Univ. of Missouri Capital Project Notes              5.25%         6/29/2001              50,000      50,286
Missouri Building GO TOB VRDO                                   4.43%         11/2/2000 ++            7,653       7,653
Missouri Health & Educ. Fac. Auth. VRDO
 (Medical Research Facility-Stowers Institute)                  4.30%         11/2/2000 (1)          50,000      50,000
Missouri Health & Educ. Fac. Auth. VRDO
 (Sisters of Mercy Health Care System)                          4.35%         11/2/2000              96,835      96,835
Missouri Health & Educ. Fac. Auth. VRDO
 (Sisters of Mercy Health Care System)                          4.35%         11/8/2000              59,800      59,800
Missouri Health & Educ. Fac. Auth. VRDO
 (St. Anthony's Medical Center)                                 4.35%         11/8/2000              57,300      57,300
Missouri Higher Educ. Student Loan Auth. VRDO                   4.40%         11/8/2000 LOC          24,900      24,900
                                                                                                             -----------
                                                                                                             $  426,774
                                                                                                             -----------
NEBRASKA (1.3%)
Lincoln NE CP (Lincoln Electric System)                         4.30%         11/13/2000             17,600      17,600
Nebraska Higher Educ. Loan Program VRDO                         4.40%         11/8/2000 LOC          90,230      90,230
                                                                                                             -----------
                                                                                                             $  107,830
                                                                                                             -----------
NEVADA (1.0%)
Clark County NV Airport Improvement Rev. VRDO
 (McCarran International Airport)                               4.25%         11/8/2000  LOC         30,500      30,500
Clark County NV Airport Improvement Rev. VRDO
 (McCarran International Airport)                               4.60%         11/8/2000  (1)         23,400      23,400
Clark County NV Flood Control GO                                4.25%         11/1/2000               4,845       4,845
Clark County NV Flood Control GO                                6.00%         11/1/2001               4,765       4,841
Clark County NV GO TOB VRDO (Limited Tax Airport Bonds)         4.48%         11/2/2000  ++           4,105       4,105
Las Vegas NV Valley Water Dist. CP                              4.25%         12/12/2000 LOC         14,000      14,000
                                                                                                             -----------
                                                                                                             $   81,691
                                                                                                             -----------


------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                               MATURITY              AMOUNT       VALUE*
                                                               COUPON              DATE               (000)        (000)
------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE (0.3%)
New Hampshire Higher Educ. & Health Fac. Auth. VRDO
 (St. Paul's School)                                            4.40%         11/2/2000           $  25,000  $   25,000
New Hampshire Housing Finance Auth. Single Family Rev.          4.00%         12/1/2000               3,600       3,600
                                                                                                             -----------
                                                                                                             $   28,600
                                                                                                             -----------

NEW JERSEY (1.0%)
New Jersey TRAN CP                                              4.25%         11/8/2000              20,500      20,500
New Jersey TRAN CP                                              4.25%         11/13/2000             30,000      30,000
New Jersey TRAN CP                                              4.25%         11/14/2000             35,000      35,000
                                                                                                             -----------
                                                                                                             $   85,500
                                                                                                             -----------
NEW MEXICO (3.0%)
New Mexico Finance Auth. Adminstrative Fee Rev. VRDO
 (Trims Project)                                                4.40%         11/8/2000 LOC           9,291       9,291
New Mexico Highway Comm. Rev. VRDO                              4.35%         11/8/2000 (4)          16,800      16,800
New Mexico TRAN                                                 5.00%         6/29/2001             220,000     220,906
                                                                                                             -----------
                                                                                                             $  246,997
                                                                                                             -----------
NEW YORK (1.2%)
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO                              4.34%         11/2/2000 (3) ++       20,495      20,495
New York City NY TOB VRDO                                       4.40%         11/2/2000 (3) ++        4,000       4,000
New York State Environmental Fac. Corp. PCR TOB VRDO            4.34%         11/2/2000 (1) ++       21,850      21,850
New York State GO PUT                                           4.35%         8/8/2001               30,000      30,000
New York State Housing Finance Agency Rev.                      8.00%         11/1/2000 (Prere.)      4,140       4,223
New York State Local Govt. Assistance Corp. TOB VRDO            4.34%         11/2/2000 (2) ++        9,070       9,070
New York Urban Dev. Corp. Rev.(Correctional Capital Fac.)       7.50%         1/1/2001 (Prere.)       8,000       8,201
                                                                                                             -----------
                                                                                                             $   97,839
                                                                                                             -----------
NORTH CAROLINA (1.2%)
Charlotte NC Airport Rev. VRDO                                  4.25%         11/8/2000 (1)           9,160       9,160
North Carolina Capital Fac. Finance Agency
 (YMCA of Greater Winston-Salem)                                4.35%         11/2/2000 LOC          20,000      20,000
North Carolina Medical Care Comm. Hosp. Rev. VRDO
 (Moses H. Cone Memorial Hosp. Project)                         4.40%         11/2/2000              41,500      41,500
North Carolina Medical Care Comm. Hosp. Rev. VRDO
 (North Carolina Baptist Hosp. Project)                         4.45%         11/2/2000              16,000      16,000
Winston-Salem NC COP VRDO                                       4.35%         11/2/2000               8,850       8,850
                                                                                                             -----------
                                                                                                             $   95,510
                                                                                                             -----------
OHIO (3.6%)
Clermont County OH Hosp. Rev. VRDO (Mercy Health Systems)       4.40%         11/8/2000              78,765      78,765
Cleveland OH School Dist. RAN                                   5.00%         6/1/2001 (2)            6,000       6,017
Cuyahoga County OH Hosp. Rev. VRDO
 (Cleveland Clinic Foundation)                                  4.40%         11/8/2000              19,400      19,400
Cuyahoga County OH Hosp. Rev. VRDO
 (Cleveland Clinic Foundation)                                  4.40%         11/8/2000 (2)          37,525      37,525
Franklin County OH Hosp. Rev. VRDO (U.S. Health Corp.)          4.35%         11/2/2000 LOC          19,915      19,915
Hamilton County OH Hosp. Fac. Rev. VRDO
 (Health Alliance of Greater Cincinnati)                        4.35%         11/8/2000 (1)           2,200       2,200
Lorain County OH Hosp. Fac. Rev. VRDO
 (Catholic Healthcare Partners)                                 4.40%         11/8/2000              26,500      26,500
Montgomery County OH VRDO (Catholic Health Initiatves)          4.40%         11/8/2000              45,000      45,000
Ohio Higher Educ. Fac. Comm. Rev. VRDO (Kenyon College)         4.40%         11/8/2000               2,300       2,300
Ohio Housing Finance Agency Mortgage Rev.                       4.35%         8/30/2001              20,000      20,000
Ohio Public Fac. Comm. Higher Educ. Capital Fac. Rev.           4.50%         11/1/2000              10,000      10,000

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                               MATURITY              AMOUNT       VALUE*
TAX-EXEMPT MONEY MARKET FUND                                   COUPON              DATE               (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev. VRDO (BP Exploration & Oil Inc.
Project-BP AMOCO PLC Guarantor)                                 4.75%         11/2/2000           $  22,400  $   22,400
Summit County OH BAN                                            5.50%         5/31/2001               4,500       4,518
                                                                                                             -----------
                                                                                                             $  294,540
                                                                                                             -----------
OKLAHOMA (0.6%)
Garfield County OK IDA PCR VRDO
(Oklahoma Gas & Electric Co. Project)                           4.60%         11/8/2000              40,300      40,300
Oklahoma Student Loan Auth. VRDO                                4.40%         11/8/2000 (1)           8,000       8,000
                                                                                                             -----------
                                                                                                             $   48,300
                                                                                                             -----------
OREGON (1.7%)
Multnomah County OR TRAN                                        5.25%         6/29/2001              20,000      20,111
Oregon GO VRDO                                                  4.25%         11/8/2000              25,700      25,700
Oregon GO VRDO                                                  4.40%         11/8/2000              74,450      74,450
Oregon Health Housing Educ. & Cultural Fac. Auth.
VRDO (Peacehealth)                                              4.38%         11/2/2000 LOC          14,060      14,060
Port of Portland OR Portland International Airport
Passenger Fac. Rev. TOB VRDO                                    4.48%         11/2/2000 (2)++         5,130       5,130
                                                                                                             -----------
                                                                                                             $  139,451
                                                                                                             -----------
PENNSYLVANIA (4.1%)
Berks County PA GO                                              7.25%         11/15/2000 (3)(Prere.)  6,700       6,841
Berks County PA IDA VRDO (Lutheran Health Care)                 4.35%         11/8/2000 (2)          14,700      14,700
Geisinger Health System Auth. of Pennsylvania VRDO
 (Penn State Geisinger Health System)                           4.60%         11/2/2000              29,080      29,080
Mercersburg Borough PA General Purpose Auth.
 VRDO (Mercersburg College)                                     4.40%         11/8/2000 LOC           9,415       9,415
Pennsylvania Higher Educ. Assistance Agency
 Student Loan Rev. VRDO                                         4.35%         11/8/2000 (2)           8,200       8,200
Pennsylvania Higher Educ. Assistance Agency
 Studen Loan Rev. VRDO                                          4.40%         11/8/2000 (2)          66,000      66,000
Pennsylvania Higher Educ. Assistance Agency
 Student Loan Rev. VRDO                                         4.40%         11/8/2000 LOC         119,000     119,000
Pennsylvania Higher Educ. Fac. Auth. VRDO
 (Univ. of Penn. Health Services)                               4.40%         11/8/2000 LOC           8,800       8,800
Pennsylvania Intergovernmental Cooperation Auth. Rev.           6.00%         6/15/2001 (3)          10,000      10,091
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 VRDO (Children's Hosp. Project)                                4.60%         11/2/2000               2,800       2,800
Sayre PA Health Care Fac. Auth. VRDO (VHA of Pennsylvania,
 Pooled Capital Asset Financial Program)                        4.35%         11/8/2000 (2)          29,300      29,300
St. Mary's Hosp. Auth. PA VRDO (Catholic Health Initiatives)    4.35%         11/8/2000              11,800      11,800
Univ. of Pittsburgh of the Commonwealth System of
 Higher Educ. PA (Univ. Capital Project)                        4.35%         11/8/2000              21,200      21,200
                                                                                                             -----------
                                                                                                             $  337,227
                                                                                                             -----------
RHODE ISLAND (0.1%)
Rhode Island Capital Dev. Loan VRDO                             4.25%         11/8/2000              12,000  $   12,000
                                                                                                             -----------

SOUTH CAROLINA (0.7%)
South Carolina Public Service Auth. CP (Santee Cooper)          4.20%         12/14/2000             23,000      23,000
Berkeley County SC Exempt Fac. Ind. Rev. VRDO
 (Amoco Chemical Co. Project)                                   4.75%         11/2/2000              19,000      19,000
Lexington SC School Dist. No. 1 BAN                             5.25%         5/25/2001              12,000      12,032
                                                                                                             -----------
                                                                                                             $   54,032
                                                                                                             -----------
SOUTH DAKOTA (0.2%)
South Dakota Health & Educ. Fac. Auth. VRDO
 (Sioux Valley Hosp. & Health System)                           4.45%         11/3/2000              17,185  $   17,185
                                                                                                             -----------


------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                               MATURITY              AMOUNT       VALUE*
                                                               COUPON              DATE               (000)       (000)
------------------------------------------------------------------------------------------------------------------------
TENNESSEE (1.9%)
Metro. Govt. of Nashville & Davidson County TN Health &
 Educ. Fac. PUT (Vanderbilt Univ.)                              4.15%         1/15/2001           $  27,500  $   27,500
Shelby County TN TAN                                            4.30%         11/8/2000              29,000      29,000
Metro. Govt. of Nashville & Davidson County TN Industrial
Dev. Board VRDO (Country Music Hall of Fame)                    4.35%         11/2/2000 LOC          14,500      14,500
Metro. Govt. of Nashville TN Airport Auth.
Improvement Refunding VRDO                                      4.35%         11/8/2000 (3)LOC       36,600      36,600
Tennessee Housing Dev. Agency Rev.
(Homeownership Program)                                         4.75%         3/15/2001               9,130       9,130
Tennessee Local Dev. Auth. Rev.                                 5.00%         6/1/2001               37,500      37,552
                                                                                                             -----------
                                                                                                             $  154,282
                                                                                                             -----------
TEXAS (12.0%)
Austin City TX (Travis & Williamson Counties)
 Combined Utility Systems CP                                    4.25%         11/16/2000 LOC         25,000      25,000
Austin City TX (Travis & Williamson Counties)
 Combined Utility Systems CP                                    4.25%         11/17/2000 LOC         26,400      26,400
Austin City TX (Travis & Williamson Counties)
 Combined Utility Systems CP                                    4.35%         2/22/2001 LOC          23,550      23,550
Austin City TX (Travis & Williamson Counties)
 Combined Utility Systems TOB VRDO                              4.43%         11/2/2000 ++            8,880       8,880
Board of Regents of the Univ. Texas System Permanent
 Univ. Fund CP                                                  4.20%         12/12/2000             31,000      31,000
Cypress Fairbanks TX Independent School Dist. Unlimited
 Tax Schoolhouse Bonds TOB VRDO                                 4.43%         11/2/2000 ++            7,915       7,915
Dallas TX Area Rapid Transit Sales Tax Rev. CP                  4.30%         11/20/2000 LOC         10,000      10,000
 Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO   4.35%         11/2/2000  LOC         23,000      23,000
Greater East Texas Higher Educ. Auth. Student Loan Rev. VRDO    4.50%         5/1/2001 LOC           11,000      11,000
 Gulf Coast TX Waste Disposal Auth. PCR VRDO
 (Amoco Oil Co. Project)                                        4.75%         11/2/2000               5,360       5,360
Gulf Coast TX Waste Disposal Auth. PCR VRDO (Exxon Project)     4.60%         11/2/2000               7,550       7,550
Harris County TX GO CP                                          4.25%         12/14/2000              3,985       3,985
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
 (Methodist Hosp. of Houston)                                   4.60%         11/2/2000              36,455      36,455
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
 (St. Luke's Episcopal Hosp.)                                   4.65%         11/2/2000              63,660      63,660
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
 (YMCA of Greater Houston)                                      4.60%         11/2/2000 LOC          20,800      20,800
Harris County TX IDA VRDO (Shell Oil Co. Project)               4.60%         11/2/2000              58,700      58,700
Harris County TX Toll Road VRDO                                 4.30%         11/8/2000              24,000      24,000
Harris County TX Toll Road VRDO                                 4.35%         11/8/2000              31,900      31,900
Houston City TX CP                                              4.35%         11/9/2000              13,600      13,600
Houston City TX TRAN                                            5.00%         6/30/2001             153,000     153,584
Houston TX Public Improvement TOB VRDO                          4.43%         11/2/2000 ++            3,210       3,210
Katy TX Independent School Dist. VRDO                           4.35%         11/2/2000              23,100      23,100
Midland TX Independent School Dist. VRDO                        4.35%         11/2/2000               4,700       4,700
North Harris TX Montgomery Community College Dist. VRDO         4.35%         11/2/2000 (3)          15,285      15,285
Pasadena TX Independent School Dist. VRDO                       4.35%         11/2/2000              18,100      18,100
Port Arthur TX Navigation Dist. Ind. Dev.
 Corp. VRDO (Air Products & Chemicals)                          4.40%         11/8/2000 LOC           7,000       7,000
Red River TX Auth. PCR VRDO (Southwest Public Service)          4.45%         11/2/2000 (2)          20,000      20,000
Richardson TX Independent School Dist. GO VRDO                  4.35%         11/2/2000              30,500      30,500
Richardson TX Independent School Dist. GO VRDO                  4.35%         11/2/2000               4,600       4,600
Richardson TX Independent School Dist. TRAN                     5.00%         8/31/2001              21,000      21,114


------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                               MATURITY              AMOUNT       VALUE*
TAX-EXEMPT MONEY MARKET FUND                                   COUPON              DATE               (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Southwest Texas Higher Educ. Auth. Inc. VRDO
 (Southern Methodist Univ. Project)                             4.30%         11/8/2000 LOC       $  44,900  $   44,900
Southwest Texas Higher Educ. Auth. Inc. VRDO
 (Southern Methodist Univ. Project)                             4.65%         11/2/2000 LOC          17,500      17,500
Tarrant County TX Water Control & Improvement
Dist. TOB VRDO                                                  4.43%         11/2/2000 (2)++         4,995       4,995
Tarrant County TX Water Control & Improvement Dist. Rev.        6.20%         3/1/2001 (Prere.)      10,000      10,056
Texas TOB TRAN VRDO                                             4.50%         11/8/2000 ++          100,000     100,000
Texas TRAN                                                      5.25%         8/31/2001              71,000      71,550
Univ. of Texas Permanent Univ. Fund Rev.                        6.50%         7/1/2001 (Prere.)       4,285       4,425
                                                                                                             -----------
                                                                                                             $  987,374
                                                                                                             -----------
UTAH (1.7%)
Central Utah Water Conservancy Dist. VRDO                       4.40%         11/8/2000 (2)          25,355      25,355
Davis County UT School Dist. TAN                                5.25%         6/29/2001              20,000      20,112
Emery County UT PCR VRDO (PacifiCorp Project)                   4.65%         11/2/2000 (2)          17,900      17,900
Intermountain Power Agency UT TOB VRDO                          4.33%         11/2/2000 (1) ++       14,600      14,600
Intermountain Power Agency UT TOB VRDO                          4.43%         11/2/2000 (1) ++       23,000      23,000
Salt Lake CIty & County UT Airport Rev. VRDO                    4.35%         11/2/2000 LOC           6,545       6,545
Salt Lake CIty & County UT Airport Rev. VRDO                    4.35%         11/2/2000 LOC           8,000       8,000
Salt Lake County UT TRAN                                        5.00%         12/29/2000             20,000      20,019
Utah GO VRDO                                                    4.30%         11/8/2000               4,000       4,000
                                                                                                             -----------
                                                                                                             $  139,531
                                                                                                             -----------
VERMONT (0.1%)
Vermont Educ. & Health Buildings Agency Rev. PUT
 (Middlebury College Project)                                   4.35%         5/1/2001                6,400  $    6,400
                                                                                                             -----------
Virginia (0.1%)
Virginia Public School Auth. Rev.                               5.90%         1/1/2001                4,975  $    4,988
                                                                                                             -----------
WASHINGTON (2.6%)
Port of Seattle WA VRDO                                         4.45%         11/8/2000 LOC          51,000      51,000
Port of Seattle WA TOB VRDO                                     4.48%         11/2/2000 ++            3,500       3,500
Port of Seattle WA TOB VRDO                                     4.48%         11/2/2000 (1) ++        5,255       5,255
Port of Seattle WA VRDO                                         4.55%         11/8/2000 LOC          76,000      76,000
Seattle WA Muni. Light & Power Rev. VRDO                        4.40%         11/8/2000              36,300      36,300
Seattle WA Water System Rev. VRDO                               4.40%         11/8/2000 LOC          19,400      19,400
Washington Higher Educ. Fac. Auth. VRDO
 (Seattle Pacific Univ. Project)                                4.35%         11/2/2000 LOC          12,000      12,000
Washington Housing Finance Commission
 (Single Family Program Notes)                                  4.40%         4/1/2001                8,175       8,175
                                                                                                             -----------
                                                                                                             $  211,630
                                                                                                             -----------
WEST VIRGINIA (0.7%)
Putnam County WV Solid Waste Disposal Rev. VRDO
 (Toyota Manufacturing Corp.)                                   4.40%         11/8/2000              56,700      56,700
                                                                                                             -----------
Wisconsin (2.3%)
Milwaukee WI IDR VRDO (Wisconsin Electric Power Co. Project)    4.40%         11/2/2000              10,000      10,000
Oak Creek WI VRDO (Wisconsin Electric Power Co. Project)        4.30%         11/8/2000              47,100      47,100
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO
 (Univ. of Wisconsin Hosp.)                                     4.35%         11/8/2000 (1)          16,500      16,500

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                               MATURITY              AMOUNT       VALUE*
                                                               COUPON              DATE               (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Village of Pleasant Prairie WI PCR VRDO
 (Wisconsin Electric Power Co. Project)                         4.40%         11/2/2000           $  40,390  $   40,390
Wisconsin State Dept. of Transp. Rev. CP                        4.20%         12/12/2000             21,631      21,631
Wisconsin State GO CP                                           4.25%         11/16/2000             10,338      10,338
Wisconsin GO TOB VRDO                                           4.43%         11/2/2000 ++            5,000       5,000
Wisconsin Health & Educ. Fac. Auth. Rev. VRDO
(Wheaton Franciscan Services)                                   4.45%         11/2/2000 LOC          38,300      38,300
                                                                                                             -----------
                                                                                                             $  189,259
                                                                                                             -----------
WYOMING (0.2%)
Wyoming State Educ. Fund TRANS                                  5.25%         6/27/2001              20,000      20,113
------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $8,099,355)                                                                                           $8,099,355
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.4%)
Other Assets--Note B                                                                                            144,952
Liabilities                                                                                                     (30,362)
                                                                                                             -----------
                                                                                                              $ 114,590
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------
Applicable  to  8,215,066,803  outstanding  $.001 par value shares of beneficial
interest (unlimited authorization)                                                                           $8,213,945
========================================================================================================================
NET ASSET VALUE PER SHARE                                                                                    $     1.00
========================================================================================================================

 *See Note A in Notes to Financial Statements.

++Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2000, the aggregate value of these securities was $437,968,000, representing 5.3% of net assets.
For key to abbreviations and other references, see page 80.


------------------------------------------------------------------------------
AT OCTOBER 31, 2000, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------
                                                               AMOUNT      PER
                                                                (000)    SHARE
------------------------------------------------------------------------------
Paid in Capital                                            $8,215,085    $1.00
Undistributed Net Investment Income                                --       --
Accumulated Net Realized Losses                                (1,140)      --
Unrealized Appreciation                                            --       --
------------------------------------------------------------------------------
NET ASSETS                                                 $8,213,945    $1.00
==============================================================================

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                     COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.1%)
------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.9%)
Alabama GO                                                      5.50%         10/1/2002           $   8,000  $    8,157
Alabama GO                                                      5.50%         10/1/2003              10,000      10,281
                                                                                                             -----------
                                                                                                             $   18,438
                                                                                                             -----------
ALASKA (1.8%)
Alaska Housing Finance Corp. (State Capital Project)            5.25%         6/1/2002 (1)            7,190       7,267
Alaska Housing Finance Corp. (State Capital Project)            5.25%         6/1/2003 (1)            7,295       7,404
North Slope Borough AK GO                                       0.00%         1/1/2002 (1)           23,650      22,395
                                                                                                             -----------
                                                                                                             $   37,066

ARIZONA (0.6%)
Arizona Transp. Board Highway Rev.                              5.00%         7/1/2001               12,010  $   12,062
                                                                                                             -----------

CALIFORNIA (5.8%)
Contra Costa County CA TRAN                                     5.25%         10/1/2001              25,000      25,315
Sacramento County CA TRAN                                       5.00%         10/4/2001              10,000      10,105
Sacramento County CA TRAN                                       5.25%         10/4/2001              24,985      25,307
San Diego CITY CA TAN                                           5.25%         10/2/2001              23,000      23,291
Santa Barbara County CA TRAN                                    5.25%         10/2/2001              31,000      31,392
                                                                                                             -----------
                                                                                                             $  115,410

COLORADO (0.5%)
Jefferson County CO School Dist. GO                             5.00%         12/15/2001 (3)          5,800       5,839
Jefferson County CO School Dist. GO                             5.00%         12/15/2002 (3)          4,500       4,551
                                                                                                             -----------
                                                                                                             $   10,390
                                                                                                             -----------
CONNECTICUT (0.5%)
Connecticut GO                                                  6.25%         11/15/2002 (Prere.)     5,300       5,591
Connecticut GO                                                  7.00%         3/15/2003               5,000       5,287
                                                                                                             -----------
                                                                                                             $   10,878
                                                                                                             -----------
DELAWARE (0.6%)
Delaware GO                                                     5.00%         4/1/2002                3,000       3,027
Delaware Transp. Auth. Transp. System Rev.                      6.50%         7/1/2001 (Prere.)       8,500       8,786
                                                                                                             -----------
                                                                                                             $   11,813
                                                                                                             -----------
DISTRICT OF COLUMBIA (1.9%)
District of Columbia GO                                         5.50%         6/1/2001               25,000      25,127
District of Columbia GO                                         6.00%         6/1/2001(1)(ETM)        8,115       8,190
District of Columbia Univ. Rev. (George Washington Univ.)       5.25%         9/15/2002 (1)           4,285       4,341
                                                                                                             -----------
                                                                                                             $   37,658
                                                                                                             -----------
FLORIDA (2.9%)
Dade County FL Sales Tax Rev.                                   6.00%         10/1/2001 (2)           2,500       2,537
Florida Board of Educ. Capital Outlay GO                        5.00%         6/1/2002               10,535      10,632
Florida Board of Educ. Capital Outlay GO                        6.50%         6/1/2002 (Prere.)       6,200       6,457
Florida Board of Educ. Capital Outlay GO                       6.625%         6/1/2002 (Prere.)       5,000       5,216
Florida Board of Higher Educ.                                   5.40%         5/1/2001 (ETM)          3,600       3,619
Florida Muni. Power Agency VRDO (Stanton Project)               4.25%         11/8/2000 (1)           2,490       2,490
Jacksonville FL Electric Auth. Rev. (St. John River)            5.00%         10/1/2002              11,910      12,040
Miami-Dade County FL School Board COP                           5.00%         8/1/2001  (4)           3,850       3,868
Miami-Dade County FL School Board COP                           5.00%         8/1/2002  (4)           5,795       5,850
Orange County FL Health Fac. Auth. VRDO
(AdventistHealth System/Sunbelt)                                4.38%         11/2/2000 LOC           5,400       5,400
                                                                                                             -----------
                                                                                                             $   58,109
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                     COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
GEORGIA (1.7%)
Burke County GA Dev. Auth. PCR PUT
 (Georgia Power Co. Plant Vogtle Project)                       4.53%          3/1/2002           $  10,000  $    9,939
Burke County GA Dev. Auth. PCR VRDO
 (Georgia Power Co. Plant Vogtle Project)                       4.65%         11/2/2000               2,500       2,500
Burke County GA Dev. Auth. PCR VRDO
 (Oglethorpe Power Corp.)                                       4.30%         11/8/2000 (3)             505         505
Georgia GO                                                      5.00%          8/1/2001               5,070       5,096
Georgia GO                                                      7.50%          4/1/2001               5,500       5,570
Monroe County GA Dev. Auth. PCR VRDO
 (Oglethorpe Power Corp.)                                       4.65%         11/2/2000 (2)             200         200
Newton County GA School Dist. GO                                5.00%          8/1/2001               4,230       4,249
Newton County GA School Dist. GO                                5.25%          8/1/2002               5,360       5,431
                                                                                                             -----------
                                                                                                             $   33,490
                                                                                                             -----------
HAWAII (2.4%)
Hawaii GO                                                       5.00%         12/1/2001               5,000       5,032
Hawaii GO                                                       5.25%          4/1/2003 (1)           5,000       5,084
Hawaii GO                                                       5.50%          7/1/2001               6,500       6,547
Hawaii GO                                                       6.00%          9/1/2001               3,000       3,038
Hawaii GO                                                       6.25%          3/1/2005 (3)           5,000       5,316
Hawaii Highway Rev.                                             5.00%          7/1/2002 (3)            3,530      3,559
Honolulu HI City & County GO                                    5.00%          7/1/2002 (3)           4,675       4,714
Honolulu HI City & County GO                                    5.25%         11/1/2003 (3)(ETM)      2,550       2,605
Honolulu HI City & County GO                                    5.25%         11/1/2003 (3)               5           5
Honolulu HI GO                                                  5.00%         11/1/2001 (3)          13,135      13,212
                                                                                                             -----------
                                                                                                             $   49,112
                                                                                                             -----------
ILLINOIS (4.2%)
Chicago IL Gas Supply Refunding Rev. VRDO
 (Peoples Gas Light & Coke Co. Project)                         4.30%         11/2/2000               2,600       2,600
Chicago IL GO                                                   5.50%          1/1/2002 (3)           3,000       3,034
Illinois Educ. Fac. Auth. Rev. (Alder Planetarium) VRDO         4.35%         11/8/2000              24,400      24,400
Illinois Educ. Fac. Auth. Rev. (Univ. Chicago)                  5.70%         12/1/2003 (Prere.)     13,875      14,595
Illinois GO                                                     5.00%          8/1/2002               3,000       3,027
Illinois GO                                                     5.50%          6/1/2002               5,200       5,282
Illinois Health Fac. Auth. Rev. VRDO
(Gottlieb Health Resources Inc. Obligated Group)                4.35%         11/2/2000  LOC         14,700      14,700
Metro. Pier & Exposition Auth. IL Dedicated Sales Tax Rev.      6.50%          6/15/2003 (Prere.)    10,020      10,691
Regional Transp. Auth. IL Rev.                                 6.125%          6/1/2002 (Prere.)      5,000       5,130
                                                                                                             -----------
                                                                                                             $   83,459
                                                                                                             -----------
INDIANA (0.8%)
Indiana Transp. Finance Auth. Airport Lease Rev.                6.25%         11/1/2002 (Prere.)      5,008       5,274
Indianapolis IN Local Public Improvements                       6.25%          1/1/2002               4,000       4,077
Indianapolis IN Local Public Improvements                       6.70%          1/1/2002 (Prere.)      6,550       6,843
                                                                                                             -----------
                                                                                                             $   16,194
                                                                                                             -----------
KANSAS (0.4%)
Merriam KS Hosp. Rev. (Shawnee Medical Center Project)          7.25%         9/1/2001 (Prere.)       3,580       3,729
Wyandotte County Kansas City KS Unified Govt. GO                5.00%         9/1/2001 (2)            4,150       4,172
                                                                                                             -----------
                                                                                                             $    7,901
                                                                                                             -----------
LOUISIANA (1.4%)
Jefferson Parish LA Hosp. Dist. VRDO
 (West Jefferson Medical Center)                                4.35%         11/8/2000  LOC         18,575      18,575
Louisiana GO                                                    5.00%          4/15/2002 (2)          3,400       3,426
Louisiana GO                                                    5.50%          4/15/2002 (4)          6,160       6,250
                                                                                                             -----------
                                                                                                             $   28,251
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                     COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
MARYLAND (0.7%)
Maryland Health & Higher Educ. Fac. Auth. VRDO
 (Johns Hopkins Hosp.)                                          4.35%         11/8/2000 LOC       $  14,000  $   14,000
                                                                                                             -----------
MASSACHUSETTS (5.1%)
Boston MA BAN                                                   5.25%         5/1/2002               17,800      17,999
Massachusetts Bay Transp. Auth. Rev.                            7.00%         3/1/2001 (Prere.)       6,000       6,171
Massachusetts GO                                                6.25%         7/1/2002               25,180      25,931
Massachusetts GO                                                6.50%         8/1/2001 (Prere.)       3,115       3,226
Massachusetts GO                                                6.75%         8/1/2001 (Prere.)      13,500      14,005
Massachusetts GO                                               7.625%         6/1/2001 (Prere.)      10,000      10,386
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                              5.25%         7/1/2002                5,040       4,984
Massachusetts Health & Educ. Fac. Auth. Rev. PUT
 (Fairview Extended Care)                                       4.55%         7/14/2002 (1)           3,250       3,230
Massachusetts Housing Finance Agency
 (Construction Loan Notes)                                      4.10%         3/1/2002 (4)           11,500      11,413
Massachusetts Water Resources Auth. Rev.                        6.50%         12/1/2001 (Prere.)      4,300       4,482
                                                                                                             -----------
                                                                                                             $  101,827
                                                                                                             -----------

MICHIGAN (2.4%)
Michigan Hosp. Finance Auth. Rev. (McLaren Obligated Group)     7.50%         9/15/2001 (Prere.)      5,750       6,014
Michigan Housing Dev. Auth. Rental Rev. VRDO                    4.30%         11/8/2000 LOC           3,300       3,300
Michigan Muni. Bond Bank Auth. Rev.                             5.00%         8/23/2001              11,000      11,046
Michigan Muni. Bond Bank Auth. Rev.                             5.00%         12/1/2002              11,905      12,041
Michigan Strategic Fund Limited Obligation Rev. PUT
 (Detroit Edison)                                               4.73%         9/1/2001               15,065      15,054
Univ. of Michigan Hosp. Rev. VRDO                               4.65%         11/2/2000                 600         600
                                                                                                             -----------
                                                                                                             $   48,055
                                                                                                             -----------
MINNESOTA (1.2%)
Minneapolis MN GO                                               5.00%         12/1/2001              16,210      16,329
Minnesota GO                                                    6.70%          8/1/2001 (Prere.)      8,590       8,739
                                                                                                             -----------
                                                                                                             $   25,068
                                                                                                             -----------
MISSISSIPPI (0.3%)
Mississippi GO                                                  5.00%          8/1/2001               2,495       2,507
Mississippi GO (Capital Improvements)                           5.00%         11/1/2001               3,555       3,577
                                                                                                             -----------
                                                                                                             $    6,084
                                                                                                             -----------
MISSOURI (1.4%)
Missouri Environmental Improvement & Energy Resource
 Auth. Water PCR (Clean Water SRF Program)                      5.50%          6/15/2002             14,800      14,982
Missouri Health & Educ. Fac. Auth. VRDO
 (Sisters of Mercy Health Care System)                          4.35%         11/2/2000               5,365       5,365
St. Louis County MO Rockwood School Dist. GO                    8.50%          2/1/2001               8,000       8,079
                                                                                                             -----------
                                                                                                             $   28,426
                                                                                                             -----------
MONTANA (0.5%)
Forsyth MT PCR PUT (Portland General Electric Co.)              4.60%          5/1/2003              10,000  $    9,804
                                                                                                             -----------
NEBRASKA (1.6%)
Nebraska Public Power Dist. Rev.                                5.00%          1/1/2001               8,500       8,507
Nebraska Public Power Dist. Rev.                                5.00%          1/1/2002              10,000      10,058
Nebraska Public Power Dist. Rev.                                5.00%          1/1/2002 (1)           5,000       5,031
Nebraska Public Power Dist. Rev.                                5.00%          1/1/2003 (1)           5,000       5,052
Omaha NE Public Power Dist. Electric Rev.                       5.00%          2/1/2001               4,250       4,257
                                                                                                             -----------
                                                                                                             $   32,905
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
                                                               COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
NEVADA (1.2%)
Clark County NV Airport Improvement Rev. VRDO
 (McCarran International Airport)                               4.25%         11/8/2000  LOC      $   7,245  $    7,245
Clark County NV GO                                              5.25%         11/1/2002               6,255       6,351
Clark County NV Improvement & Refunding Rev.                    6.00%         10/1/2001               4,845       4,915
Nevada GO                                                       4.50%          7/1/2001               5,085       5,089
                                                                                                             -----------
                                                                                                             $   23,600
                                                                                                             -----------
NEW JERSEY (2.0%)
New Jersey Econ. Dev. Auth. Rev. VRDO
 (Hoffman-La Roche Project)                                     4.60%         11/2/2000  LOC          2,100       2,100
New Jersey Econ. Dev. Auth. Rev. VRDO
 (Natural Gas Fac. NUI Corp.)                                   4.40%         11/2/2000  (2) LOC      1,100       1,100
New Jersey GO                                                   5.50%          7/15/2002              5,000       5,091
New Jersey Health Care Fac. Finance Auth. Rev.
 (Community Medical Center, Kimball Medical Center,
 Kensington Manor Care Center Obligated Group)                  4.50%          7/1/2001  (4)          4,835       4,838
New Jersey Transit Corp. Rev.                                   5.25%          9/1/2001  (4)          5,000       5,038
New Jersey Transp. COP                                          5.25%          9/15/2004 (2)         12,000      12,303
Port Auth. of New York & New Jersey                             4.75%          9/15/2001 (3)          9,655       9,677
                                                                                                             -----------
                                                                                                             $   40,147
                                                                                                             -----------
NEW MEXICO (3.0%)
New Mexico GO                                                   5.50%          9/1/2001               4,475       4,517
New Mexico Severance Tax Rev.                                   5.00%          7/1/2002               9,600       9,686
New Mexico TRAN                                                 5.00%          6/29/2001             45,000      45,162
                                                                                                             -----------
                                                                                                             $   59,365
                                                                                                             -----------
NEW YORK (11.3%)
Erie County NY GO                                               5.00%         11/1/2002 (3)           2,000       2,025
Long Island NY Power Auth. Electric System Rev.                 5.00%          4/1/2002               8,000       8,053
Long Island NY Power Auth. Electric System Rev.                 5.00%          4/1/2003               8,500       8,584
Metro. NY Transp. Auth. Rev. Transp. Fac.                      6.375%          7/1/2002 (Prere.)      4,000       4,208
Muni. Assistance Corp. for New York City NY Rev.                5.00%          7/1/2001              10,000      10,048
Muni. Assistance Corp. for New York City NY Rev.                5.00%          7/1/2002               4,500       4,548
Muni. Assistance Corp. for New York City NY Rev.                5.25%          7/1/2001               5,110       5,143
Nassau County NY GO                                             6.50%          3/1/2001               7,264       7,306
Nassau County NY General Improvement GO                         4.90%          3/1/2001 (3)          11,060      11,082
New York City NY GO                                             7.00%          8/1/2002 (Prere.)      5,000       5,295
New York City NY GO                                             7.50%          2/1/2002 (Prere.)     12,475      13,097
New York City NY GO                                             7.50%          8/1/2002 (Prere.)     11,770      12,563
New York City NY GO                                            7.625%          2/1/2002 (Prere.)     12,790      13,485
New York City NY GO                                             7.70%          2/1/2002 (Prere.)      3,350       3,535
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                                 4.55%         11/2/2000 (3)           5,300       5,300
New York State COP                                              5.00%          3/1/2002              16,230      16,331
New York State Dormitory Auth. Rev. (Brookdale Hosp.)           5.00%          2/15/2001              4,335       4,342
New York State Dormitory Auth. Rev.
 (Interfaith Medical Center)                                    5.25%          2/15/2002              2,565       2,588
New York State Dormitory Auth. Rev. (Jamaica Hosp.)             5.00%          2/15/2001              2,725       2,729
New York State Dormitory Auth. Rev. (State Univ.)               7.40%          5/15/2001             10,500      10,666
New York State Dormitory Auth. Rev. (Wycoff Heights)            5.00%          2/15/2001              2,605       2,609
New York State Environmental Fac. (Riverbank State Park)       7.375%          4/1/2002 (Prere.)      5,000       5,304
New York State Local Govt. Assistance Corp.                     6.25%          4/1/2002 (Prere.)     10,000      10,457
New York State Local Govt. Assistance Corp.                     7.50%          4/1/2001 (Prere.)     10,000      10,331
New York State Power Auth. Rev.                                5.125%          1/1/2003 (Prere.)      5,870       6,073
New York State Power Auth. Rev.                                 6.75%          1/1/2001 (Prere.)      7,900       8,089

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                     COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------

New York State Thruway Auth. (Highway & Bridge Trust Fund)      5.25%          4/1/2002 (3)          10,000      10,126
New York State Urban Dev. Corp. Rev.
 (Community Enhancement Fac.)                                   4.50%          4/1/2001              11,645      11,650
New York State Urban Dev. Corp. Rev.
 (Community Enhancement Fac.)                                   4.50%          4/1/2002               3,000       2,999
New York State Urban Dev. Corp. Rev.
 (Correctional Fac. Service Contract)                           5.00%          1/1/2002               4,350       4,375
United Nations Dev. Corp. New York Rev.                         6.00%          7/1/2003 (Prere.)      4,000       4,238
                                                                                                             -----------
                                                                                                             $  227,179
                                                                                                             -----------
NORTH CAROLINA (0.1%)
North Carolina Medical Care Comm. Hosp. Rev. VRDO
 (North Carolina Baptist Hosp. Project)                         4.45%         11/2/2000           $   1,100 $     1,100
                                                                                                             -----------
OHIO (4.3%)
Cincinnati OH School Dist. Hamilton County TAN                  5.00%         12/1/2001  (2)          5,000       5,018
Cincinnati OH School Dist. TAN                                  5.50%         12/1/2000  (2)          4,300       4,304
Columbus OH GO                                                  5.00%          5/15/2002              3,000       3,028
Lorain County OH Hosp. Fac. Rev. VRDO
 (Catholic Healthcare Partners)                                 4.40%         11/8/2000               1,700       1,700
Northeast OH Regional Sewer Dist. Rev.                          6.50%         11/15/2001 (2)(Prere.)  5,750       5,931
Ohio Air Quality Dev. Auth. VRDO
 (Cincinnati Gas & Electric Co. Project)                        4.60%         11/2/2000 LOC           3,200       3,200
Ohio Building Auth. Rev. (State Correctional Fac.)              6.50%         10/1/2001               5,100       5,197
Ohio Higher Educ. Capital Fac. GO                               5.00%          2/1/2002               9,200       9,271
Ohio Housing Finance Agency Mortgage Rev.                       3.60%          9/1/2001               2,585       2,563
Ohio Housing Finance Agency Mortgage Rev.                       3.80%          9/1/2002               2,780       2,735
Ohio Housing Finance Agency Mortgage Rev.                       3.95%          9/1/2003               2,585       2,528
Ohio State Highway Capital Improvements Rev. GO                 5.25%          5/1/2002              22,500      22,788
Ohio Water Dev. Auth. (Cleveland Electric) PUT                  5.35%         10/1/2002               7,000       6,994
Ohio Water Dev. Auth. PCR PUT (Ohio Edison Co.)                 5.40%         12/1/2001              10,000       9,993
                                                                                                             -----------
                                                                                                             $   85,250
                                                                                                             -----------
OKLAHOMA (0.5%)
Tulsa County OK Independent School Dist. No. 9
 Union Board of Educ.                                           4.50%          6/1/2001               3,500       3,502
Tulsa County OK Independent School Dist. No. 9
 Union Board of Educ.                                           4.50%          6/1/2002               3,500       3,501
Tulsa County OK Independent School Dist. No. 9
 Union Board of Educ.                                          4.625%          6/1/2003               3,500       3,505
                                                                                                             -----------
                                                                                                             $   10,508
                                                                                                             -----------

OREGON (0.6%)
Oregon Dept. Administrative Services COP                        6.00%          5/1/2002 (2)           3,880       3,967
Oregon Health, Housing, Educ., & Cultural Fac. Auth.
 College Housing Project PUT (Portland State Univ.)             5.00%          5/1/2003 LOC           5,240       5,186
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                               5.00%          7/1/2002 (3)           3,195       3,220
                                                                                                             -----------
                                                                                                             $   12,373
                                                                                                             -----------
PENNSYLVANIA (7.4%)
Allegheny County PA Airport Rev.
 (Pittsburgh International Airport)                             5.00%          1/1/2002  (1)      $   4,055  $    4,072
Geisinger Health System Auth. of Pennsylvania VRDO
 (Penn State Geisinger Health System)                           4.60%         11/2/2000               9,430       9,430
Pennsylvania GO                                                 5.00%         10/15/2002              5,500       5,563
Pennsylvania GO                                                5.125%          9/15/2002 (2)          4,540       4,602

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
                                                               COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Pennsylvania GO                                                 5.25%         11/15/2000 (3)          7,500       7,502
Pennsylvania GO                                                 5.25%         11/15/2001 (3)         10,000      10,093
Pennsylvania GO                                                 5.25%         10/15/2003             10,500      10,736
Pennsylvania Intergovernmental Cooperation Auth. Rev.           5.00%          6/15/2002 (3)         10,040      10,133
Pennsylvania Intergovernmental Cooperation Auth. Rev.           6.00%          6/15/2002 (3)          7,000       7,168
Pennsylvania Intergovernmental Cooperation Auth. Rev.
(Philadelphia Funding Program)                                  6.80%          6/15/2002 (Prere.)     5,050       5,237
Philadelphia PA GO                                              5.00%          5/15/2001              5,940       5,952
Philadelphia PA GO                                              5.00%          5/15/2003 (3)          5,845       5,918
Philadelphia PA Gas Works Rev.                                  7.00%          7/1/2002  (8)         12,090      12,565
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
 (Children's Hosp. Project)                                     4.60%         11/2/2000              20,000      20,000
Philadelphia PA Muni. Auth. Rev.                               8.625%         11/15/2001 (Prere.)    15,500      16,463
Pittsburgh PA GO                                                5.00%          3/1/2002  (1)         10,000      10,070
Sayre PA Health Care Fac. Auth. VRDO (VHA of Pennsylvania,
 Pooled Capital Asset Financial Program)                        4.35%         11/8/2000  (2)          2,200       2,200
                                                                                                             -----------
                                                                                                             $  147,704
                                                                                                             -----------
RHODE ISLAND (1.6%)
Rhode Island Depositors Econ. Protection Corp.                  6.95%          8/1/2002 (Prere.)     14,250      15,114
Rhode Island Housing & Mortgage Finance Corp.                   5.00%         10/1/2002              16,000      16,130
                                                                                                             -----------
                                                                                                             $   31,244
                                                                                                             -----------
SOUTH CAROLINA (1.4%)
Berkeley County SC Exempt Fac. Ind. Rev. VRDO
 (Amoco Chemical Co. Project)                                   4.75%         11/2/2000                 120         120
Greenville County SC School Dist. GO                            5.25%          3/1/2002              18,000      18,205
South Carolina Public Service Auth. Rev. (Santee Cooper)        6.50%          7/1/2002 (Prere.)     10,000      10,524
                                                                                                             -----------
                                                                                                             $   28,849
                                                                                                             -----------
TENNESSEE (1.6%)
Knoxville TN GO                                                 5.00%          6/1/2002              20,000      20,160
Memphis TN GO                                                   5.50%          4/1/2002               4,360       4,425
Metro. Govt. of Nashville & Davidson County TN GO               6.15%          5/15/2002 (Prere.)     8,050       8,411
                                                                                                             -----------
                                                                                                             $   32,996
                                                                                                             -----------
TEXAS (13.5%)
Brazos River Auth. TX PCR PUT (Texas Util. Electric Co.)        5.00%          4/1/2001              31,500      31,509
Brazos River Auth. TX PCR PUT (Texas Util. Systems)             5.50%          6/19/2001             13,605      13,620
Dallas TX Waterworks & Sewer Rev.                               7.75%          4/1/2003              10,000      10,720
Fort Worth TX Water & Sewer Rev.                                5.90%          2/15/2001              2,900       2,913
Gulf Coast TX Waste Disposal Auth. PCR VRDO
 (Amoco Oil Co. Project)                                        4.60%         11/2/2000               4,450       4,450
Gulf Coast TX Waste Disposal Auth. PCR VRDO
 (Amoco Oil Co. Project)                                        4.75%         11/2/2000               1,600       1,600
Gulf Coast TX Waste Disposal Auth. PCR VRDO (Exxon Project)     4.60%         11/2/2000               2,600       2,600
Harris County TX Capital Appreciation GO                        0.00%         10/1/2001 (1)          11,890      11,402
Harris County TX Capital Appreciation GO                        0.00%         10/1/2002 (1)          12,370      11,314
Harris County TX Flood Control Dist. Capital Appreciation GO    0.00%         10/1/2002 (1)          10,000       9,146
Harris County TX GO                                             5.75%         12/15/2003              5,160       5,346
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Hermann Memorial Hosp. System Project)                        5.00%          6/1/2001 (4)           1,500       1,505
Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health)  5.00%          7/1/2001              11,100      11,114
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
 (St. Luke's Episcopal Hosp.)                                   4.65%         11/2/2000              20,000      20,000
Harris County TX Toll Road GO                                   6.50%          8/15/2002 (2)(Prere.) 14,000      14,758
Houston TX Refunding & Public Improvement GO                    5.00%          3/1/2003              13,500      13,644

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                     COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph Health System Obligated Group)                     5.00%          7/1/2001               3,070       3,071
Matagorda County TX Navigation Dist. PCR PUT
 (Central Power & Light)                                        4.90%         11/1/2001               7,700       7,670
Matagorda County TX Navigation Dist. PCR PUT
 (Reliant Energy Inc.)                                          5.20%         11/1/2002               5,000       4,981
North East TX Independent School Dist. GO                       6.50%         10/1/2002               3,350       3,475
Round Rock TX Independent School Dist. GO                       6.50%          8/1/2002               1,745       1,805
San Antonio TX Electric & Gas Rev.                              5.00%          2/1/2002               7,500       7,549
Tarrant County TX Water Control & Improvement Dist.             5.90%          3/1/2001 (Prere.)      7,000       7,036
Texas TRAN                                                      5.25%          8/31/2001             50,000      50,344
Travis County TX GO                                             5.00%          3/1/2002               6,090       6,135
Univ. of Texas Board of Regents Rev.                            7.00%          8/15/2001 (Prere.)     6,700       6,967
Univ. of Texas Permanent Univ. Fund Rev.                        6.40%          7/1/2001 (Prere.)      5,000       5,165
                                                                                                             -----------
                                                                                                             $  269,839
                                                                                                             -----------
UTAH (1.0%)
Davis County UT TRAN                                            5.00%         12/29/2000              7,000       7,007
Salt Lake City & County UT Airport Rev. VRDO                    4.35%         11/2/2000  LOC          1,600       1,600
Utah GO                                                         5.50%          7/1/2002               4,000       4,070
Utah GO                                                         5.50%          7/1/2001               8,050       8,113
                                                                                                             -----------
                                                                                                             $   20,790
                                                                                                             -----------
VIRGINIA (3.4%)
Culpepper County VA School Notes GO                             4.65%          9/1/2002               6,400       6,401
Fairfax County VA Public Improvement GO                         5.50%          6/1/2002               4,400       4,476
Louisa VA IDA Solid Waste & Sewer Disposal Rev. PUT
 (VA Elec. & Power Co. Project)                                 4.90%          3/31/2002              9,000       8,998
Newport News VA IDA Rev. (Advanced Shipbuilding Carrier)        5.00%          9/1/2001               3,900       3,921
Virginia Commonwealth Transp. Board Federal Highway Notes       5.50%          10/1/2003             13,750      14,148
Virginia Port Auth. Commonwealth Port Fund Rev.                 4.60%          7/1/2002               4,900       4,908
Virginia Public School Auth. GO                                 4.50%          8/1/2001               7,055       7,062
Virginia Public School Auth. GO                                 5.00%          8/1/2002              12,415      12,538
Virginia Public School Auth. Rev.                               6.00%          1/1/2002               5,000       5,089
                                                                                                             -----------
                                                                                                             $   67,541
                                                                                                             -----------
WASHINGTON (1.1%)
King County WA GO                                               5.40%         12/1/2002               3,400       3,462
Spokane WA Regional Solid Waste Management System Rev.          6.25%          1/1/2003 (2)           7,945       8,174
Washington GO                                                   6.40%          9/1/2003               7,000       7,173
Washington GO                                                   7.00%          8/1/2002               4,000       4,165
                                                                                                             -----------
                                                                                                             $   22,974
                                                                                                             -----------
WEST VIRGINIA (0.3%)
West Virginia Water Dev. Auth. Rev.                             7.70%         11/1/2000 (Prere.)      4,960  $    5,059
                                                                                                             -----------
WISCONSIN (3.7%)
Appleton WI Water System Rev. BAN                               3.95%          7/1/2002              18,000      17,700
Milwaukee WI Metro. Sewer Dist. GO                              7.00%          9/1/2001               5,000       5,105
Wisconsin GO                                                    5.50%          5/1/2002               5,560       5,646
Wisconsin GO                                                    5.80%          5/1/2001               4,000       4,029
Wisconsin GO                                                    6.00%          5/1/2002              15,500      15,847
Wisconsin GO                                                    6.00%          5/1/2003               4,000       4,142
Wisconsin GO                                                    6.30%          5/1/2002 (Prere.)      5,000       5,136
Wisconsin Housing & EDA Home Ownership Rev.                     3.95%         12/1/2000              11,000      10,996
Wisconsin Petroleum Inspection Fee Rev.                         5.50%          7/1/2002               5,000       5,082
                                                                                                             -----------
                                                                                                             $   73,683
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
                                                               COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
WYOMING (2.5%)
Wyoming Community Dev. Auth. Housing Rev.                       3.80%          6/1/2001               9,200       9,150
Wyoming Community Dev. Auth. Housing Rev.                       4.25%          8/1/2001              15,000      14,969
Wyoming Community Dev. Auth. Housing Rev.                       5.00%          9/1/2002              25,000      25,055
                                                                                                             -----------
                                                                                                             $   49,174
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost $2,007,602)                                                                                            $2,005,775
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                             32,094
Liabilities                                                                                                     (33,422)
                                                                                                             -----------
                                                                                                                 (1,328)
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------
Applicable to 129,317,853 outstanding $.001 par value shares
 of beneficial interest (unlimited authorization)                                                            $2,004,447
========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                    $    15.50
========================================================================================================================
*See Note A in Notes to  Financial  Statements.
For key to abbreviations and other references, see page 80.


-------------------------------------------------------------------------------
AT OCTOBER 31, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
                                                               Amount      Per
                                                                (000)    Share
-------------------------------------------------------------------------------
Paid in Capital--Note E                                    $2,007,504   $15.52
Undistributed Net Investment Income                                --       --
Accumulated Net Realized Loss--Note E                          (1,230)    (.01)
Unrealized Depreciation--Note F                                (1,827)    (.01)
-------------------------------------------------------------------------------
NET ASSETS                                                 $2,004,447   $15.50
===============================================================================

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.5%)
------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.2%)
Alabama GO                                                      5.50%         10/1/2002           $   6,500  $    6,627
Huntsville AL Health Care Fac. Auth. PUT                        4.65%          6/1/2005 (1)          26,050      25,679
                                                                                                             -----------
                                                                                                             $   32,306
                                                                                                             -----------
ALASKA (2.0%)
Alaska Housing Finance Corp. (State Capital Project)            5.50%          6/1/2004  (1)          7,245       7,439
Anchorage AK GO                                                 4.70%          8/1/2001  (1)          5,000       5,011
North Slope Borough AK Capital Appreciation GO                  0.00%          1/1/2003  (1)         19,000      17,144
North Slope Borough AK Capital Appreciation GO                  0.00%          6/30/2004 (4)          8,955       7,512
North Slope Borough AK Capital Appreciation GO                  0.00%          6/30/2006 (1)         19,250      14,583
North Slope Borough AK Capital Appreciation GO                  0.00%          6/30/2008 (1)          6,850       4,670
                                                                                                             -----------
                                                                                                             $   56,359
                                                                                                             -----------
ARIZONA (2.7%)
Arizona Transp. Board Excise Tax Rev.
 (Maricopa County Regional Area Road)                           5.00%          7/1/2002               8,880       8,959
Arizona Transp. Board Excise Tax Rev.
 (Maricopa County Regional Area Road)                           5.00%          7/1/2004              15,165      15,407
Arizona Transp. Board Excise Tax Rev.
 (Maricopa County Regional Area Road)                           6.00%          7/1/2002 (2)          15,185      15,563
Arizona Transp. Board Highway Rev.                              5.50%          7/1/2004              15,040      15,568
Maricopa County AZ Community College Dist. Project GO           5.25%          7/1/2003               8,350       8,520
Phoenix AZ Civic Improvement Corp. Waste Water
 System Lease Rev.                                             6.125%          7/1/2003 (Prere.)     10,000      10,597
                                                                                                             -----------
                                                                                                             $   74,614
                                                                                                             -----------
CALIFORNIA (2.8%)
California Dept. of Water Rev. (Central Valley Project)         8.25%         12/1/2001               4,790       5,010
California Dept. of Water Rev. (Central Valley Project)         8.25%         12/1/2002               5,060       5,479
California Dept. of Water Rev. (Central Valley Project)         8.25%         12/1/2005               5,685       6,722
California GO                                                   7.50%         11/1/2003 (3)           6,000       6,572
Los Angeles CA Dept. of Water & Power Waterworks Rev.           9.00%          5/15/2002              9,135       9,780
Los Angeles CA Dept. of Water & Power Waterworks Rev.           9.00%          5/15/2003              5,355       5,961
Los Angeles County CA Public Works Auth. Rev.                   6.00%         10/1/2003              12,010      12,627
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.     0.00%          1/15/2002             20,590      19,446
Univ. of California Rev. (Multiple Purpose Dist. Project)      10.00%          9/1/2001 (2)           5,500       5,774
                                                                                                             -----------
                                                                                                             $   77,371
                                                                                                             ----------
COLORADO (5.0%)
Arapahoe County CO Capital Improvement
 Trust Fund Highway Rev.                                        0.00%          8/31/2005 (Prere.)   406,160  97,243
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev.                                         7.00%          8/31/2005 (Prere.)    17,000      19,190
Denver CO City & County Airport Rev.                            5.50%         11/15/2002 (2)          3,000       3,053
Denver CO City & County Airport Rev.                            5.50%         11/15/2003 (2)          3,000       3,070
Denver CO City & County Airport Rev.                            5.50%         11/15/2005 (2)          9,375       9,678
Denver CO City & County Airport Rev.                            7.50%         11/15/2002              6,080       6,357
                                                                                                             -----------
                                                                                                             $  138,591
                                                                                                             -----------
CONNECTICUT (1.7%)
Connecticut GO                                                  6.00%         11/15/2004              7,500       7,858
Connecticut GO                                                  6.25%          5/15/2005             10,000      10,694
Connecticut GO                                                  6.25%          5/15/2005 (ETM)           80          86
Connecticut GO                                                 9.875%          3/1/2001               6,750       6,870
Connecticut Special Assessment Second Injury Fund Rev.        5.00%            1/1/2001               4,230       4,234

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
                                                               COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Connecticut Special Assessment Unemployment
Compensation Rev.                                               5.50%          5/15/2001 (2)      $  13,455  $   13,539
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                       6.25%         10/1/2002 (3)           4,000       4,138
                                                                                                             -----------
                                                                                                             $   47,419
                                                                                                             -----------
DELAWARE (0.2%)
Delaware GO                                                     5.00%          1/1/2002               5,085  $    5,122
                                                                                                             -----------
DISTRICT OF COLUMBIA (1.5%)
District of Columbia GO                                         5.00%          6/1/2002  (1)          5,710       5,749
District of Columbia GO                                         5.00%          6/1/2003  (1)          5,995       6,053
District of Columbia GO                                         5.50%          6/1/2002              15,000      15,171
District of Columbia GO                                         5.80%          6/1/2004  (3)          6,605       6,853
District of Columbia Rev. (George Washington Univ.)             5.50%          9/15/2004 (1)          4,000       4,125
Metro. Washington DC Airports Auth. General Airport Rev.        5.50%         10/1/2006               4,745       4,934
                                                                                                             -----------
                                                                                                             $   42,885
                                                                                                             -----------
FLORIDA (1.5%)
Florida Board of Educ. Rev. (Capital Outlay)                    6.50%          6/1/2002               4,505       4,646
Florida Board of Educ. Rev. (Capital Outlay)                    6.50%          6/1/2004               5,565       5,927
Florida Dept. of General Services Rev.
 (Dept. of Environmental Protection Preservation-2000)          6.00%          7/1/2004 (2)          10,815      11,353
Lakeland FL Electric & Water Rev.                               6.30%         10/1/2002 (4)           5,000       5,170
Lee County FL School Board COP                                  6.00%          8/1/2002 (4)           2,750       2,821
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                                  6.00%         10/1/2004 (1)           1,160       1,215
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                                  6.00%         10/1/2004 (1)(ETM)      2,815       2,965
St. Lucie County FL PCR VRDO
 (Florida Power & Light Co. Project)                            4.60%         11/2/2000               3,100       3,100
Tampa FL Hillsborough County Expressway Auth. Rev.              6.50%          7/1/2003 (2)           4,770       5,012
                                                                                                             -----------
                                                                                                             $   42,209
                                                                                                             -----------

GEORGIA (3.9%)
Atlanta GA Airport Fac. Rev. Capital Appreciation               0.00%          9/19/2006 (1)         10,000       5,888
Burke County GA Dev. Auth. PUT
 (Georgia Power Co. Plant Vogtle Project)                       4.53%          3/1/2002              22,000      21,867
Emory Colleges & Univ. Auth. Georgia Rev.
 (Emory Univ. Project)                                          5.50%         11/1/2006               8,000       8,395
Georgia GO                                                      5.75%          3/1/2002               5,600       5,699
Georgia GO                                                      6.00%          7/1/2003               8,300       8,620
Georgia GO                                                      6.00%          7/1/2007              10,580      11,402
Georgia GO                                                      7.20%          3/1/2002               3,000       3,107
Georgia GO                                                      7.25%          7/1/2002               5,620       5,872
Georgia GO                                                      7.25%          9/1/2002               8,160       8,562
Georgia GO                                                      7.40%          8/1/2002              12,360      12,969
Metro. Atlanta GA Rapid Transp. Auth. Sales Tax Rev.            6.35%          7/1/2004               3,560       3,669
Newton County GA School Dist. GO                                5.25%          8/1/2003               5,765       5,877
Newton County GA School Dist. GO                                5.50%          8/1/2004               6,185       6,389
                                                                                                             -----------
                                                                                                             $  108,316
                                                                                                             -----------

HAWAII (3.4%)
Hawaii GO                                                       5.25%          4/1/2004 (1)          14,600      14,919
Hawaii GO                                                       5.50%          4/1/2004 (1)          11,920      12,274
Hawaii GO                                                       5.50%          4/1/2005 (1)          13,630      14,115

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Hawaii GO                                                       5.70%         10/1/2004 (1)       $  10,000  $   10,408
Hawaii GO                                                       6.00%          4/1/2003 (1)          10,185      10,524
Hawaii GO                                                       6.25%          3/1/2005 (3)           8,585       9,128
Hawaii GO                                                       7.75%          2/1/2002               9,600       9,975
Honolulu HI City & County GO                                    5.25%         11/1/2003 (3)          13,135      13,401
                                                                                                             -----------
                                                                                                             $   94,744
                                                                                                             -----------
ILLINOIS (6.6%)
Chicago IL GO                                                   6.25%         10/31/2002 (1)          4,250       4,392
Chicago IL O'Hare International Airport Rev.                    5.50%          1/1/2006  (2)         16,120      16,585
Chicago IL Public Building Comm. Board of Educ. GO             5.125%          2/1/2003  (3)          7,500       7,594
Chicago IL School Finance Auth. GO                              5.00%          6/1/2003  (3)         25,190      25,450
Chicago IL School Finance Auth. GO                              5.10%          6/1/2004  (3)         10,000      10,160
Illinois Dev. Finance Auth. PCR PUT (Commonwealth Edison)       4.40%         12/1/2006  (2)         19,000      18,483
Illinois Dev. Finance Auth. Rev. (Provena Health)               5.50%          5/15/2004 (1)          4,740       4,870
Illinois Dev. Finance Auth. Rev. (Provena Health)               5.50%          5/15/2005 (1)          2,500       2,580
Illinois Dev. Finance Auth. Rev. (Provena Health)               5.50%          5/15/2006 (1)          2,000       2,071
Illinois Educ. Fac. Auth. Rev. PUT (Univ. of Chicago)           4.40%          7/1/2004               6,225       6,044
Illinois GO                                                     5.25%          8/1/2003               3,515       3,581
Illinois Health Fac. Auth. Rev.
 (Advocate Health Care Network)                                 5.25%          8/15/2005              3,700       3,731
Illinois Health Fac. Auth. Rev.
 (Alexian Brothers Health System)                               5.00%          1/1/2001               4,815       4,816
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Services Inc.)                                  5.00%          6/1/2003 (1)           2,895       2,924
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Services Inc.)                                  5.00%          6/1/2004 (1)           3,080       3,117
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Services Inc.)                                  5.00%          6/1/2006 (1)           4,400       4,455
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Services Inc.)                                  5.25%          6/1/2007 (1)           5,270       5,402
Illinois Health Fac. Auth. Rev. PUT
 (Edgewater Medical Center)                                     4.70%          7/1/2004 LOC          10,990      10,869
Illinois Sales Tax Rev.                                         5.60%          6/15/2004              4,000       4,141
Illinois Student Assistance Comm. Student Loan Rev.             5.70%          3/1/2006               4,000       4,092
Metro. Pier & Exposition Auth.
 Illinois Dedicated State Tax Rev.                              0.00%          6/15/2008 (3)          6,670       4,578
Metro. Pier & Exposition Auth.
 Illinois Dedicated State Tax Rev.                              0.00%          6/15/2008 (Prere.)     1,220         838
Metro. Pier & Exposition Auth.
 Illinois Dedicated State Tax Rev.                              6.50%          6/15/2003 (Prere.)    29,455      31,427
                                                                                                             -----------
                                                                                                             $  182,200
                                                                                                             -----------
INDIANA (0.5%)
Indianapolis IN Airport Auth. Rev.                              5.00%          7/1/2004 (3)           5,000       5,043
Richmond IN Hosp. Auth. Rev. PUT
 (Reid Hosp. and Health Care Services)                          4.35%          1/1/2002              10,000       9,938
                                                                                                             -----------
                                                                                                             $   14,981
                                                                                                             -----------
KANSAS (0.9%)
Burlington KS Environmental Rev. Refunding PUT
 (Kansas City Power & Light Co. Project)                        4.35%          9/1/2001              15,810      15,724
Kansas Dept. of Transp. Highway Rev.                            5.50%          9/1/2006               6,000       6,279
Unified Govt. of Wyandotte County Kansas City KS
 Util. System Improvement Refunding Rev.                        5.00%          9/1/2004 (1)           2,500       2,543
                                                                                                             -----------
                                                                                                             $   24,546

KENTUCKY (0.7%)
Jefferson County KY Capital Appreciation GO                     0.00%          8/15/2004 (4)          3,980       3,325
Jefferson County KY Capital Appreciation GO                     0.00%          8/15/2005 (4)          4,780       3,800
Kentucky Property & Building Comm. Rev. (Project #59)           6.00%         11/1/2002               2,000       2,058
Kentucky Property & Building Comm. Rev. (Project #68)           6.00%         10/1/2008              10,000      10,858
                                                                                                             -----------
                                                                                                             $   20,041
                                                                                                             -----------

LOUISIANA (2.8%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.      5.50%         12/1/2004 (4)           5,145       5,321
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.      5.50%         12/1/2005 (4)           3,790       3,941
Louisiana GO                                                    6.00%          8/1/2001 (3)          20,325      20,566

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
                                                               COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Louisiana Public Fac. Auth. Hosp. Rev.
 (Franciscan Missionaries)                                      5.50%          7/1/2005 (4)       $   5,865  $    6,069
New Orleans LA GO                                               6.50%         10/1/2001 (2)          10,655      10,852
St. Charles Parish LA PCR PUT (Entergy Inc.)                    4.85%          6/1/2002              18,000      17,878
St. Charles Parish LA PCR PUT (Entergy Inc.)                    5.35%         10/1/2003              14,775      14,735
                                                                                                             -----------
                                                                                                             $   79,362
                                                                                                             -----------
MAINE (0.1%)
Maine Health & Higher Educ. Fac. Auth. Rev.
 (Sabasticook Hosp.)                                           10.10%          7/1/2001(Prere.)       4,200  $    4,438
                                                                                                             -----------
MASSACHUSETTS (2.5%)
Massachusetts Educ. Finance Auth. Educ. Loan Rev.               4.40%         12/1/2005               2,345       2,303
Massachusetts Educ. Finance Auth. Educ. Loan Rev.               4.50%         12/1/2006               2,835       2,790
Massachusetts Educ. Finance Auth. Educ. Loan Rev.               4.55%         12/1/2007               3,815       3,738
Massachusetts GO                                                5.75%         10/1/2008               6,710       7,194
Massachusetts GO                                                6.25%          7/1/2002              12,500      12,873
Massachusetts GO                                               6.875%          7/1/2001 (Prere.      17,400      18,032
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                              5.25%          7/1/2001               3,795       3,781
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                              5.25%          7/1/2004               2,500       2,415
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                               5.25%          7/1/2005               3,930       3,748
Massachusetts Health & Educ. Fac. Auth. Rev. PUT
(Fairview Extended Care)                                        4.55%          7/14/2002 (1)          3,450       3,429
Massachusetts Water Resources Auth.                            6.875%         12/1/2001 (Prere.)      9,945      10,404
                                                                                                             -----------
                                                                                                             $   70,707
                                                                                                             -----------
MICHIGAN (6.3%)
Detroit MI GO                                                   5.70%          5/1/2001  (2)          5,000       5,033
Greater Detroit MI Resource Recovery Auth. Rev.                 5.00%         12/13/2000 (2)          6,290       6,294
Greater Detroit MI Resource Recovery Auth. Rev.                 5.50%         12/13/2001 (2)          5,000       5,059
Greater Detroit MI Resource Recovery Auth. Rev.                 5.50%         12/13/2003 (2)         17,995      18,507
Greater Detroit MI Resource Recovery Auth. Rev.                 5.50%         12/13/2004 (2)         12,990      13,443
Michigan Building Auth. Rev.                                    5.25%         10/15/2003             13,890      14,175
Michigan Building Auth. Rev.                                    5.25%         10/15/2004             19,885      20,383
Michigan Building Auth. Rev.                                    6.20%         10/1/2002               5,450       5,621
Michigan Building Auth. Rev.                                    6.30%         10/1/2003  (4)          7,800       8,072
Michigan Building Auth. Rev.                                    6.50%         10/1/2004              14,500      15,509
Michigan GO (Environmental Protection Program)                  6.00%         11/1/2002               4,845       4,994
Michigan Hosp. Finance Auth. (Genesys Regional Medical)         5.25%         10/1/2003               2,500       2,549
Michigan Hosp. Finance Auth. (Genesys Regional Medical)         5.50%         10/1/2005               6,655       6,907
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)     5.50%         10/1/2006               7,575       7,904
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)     5.50%         10/1/2007               9,405       9,850
Michigan Strategic Fund Limited Obligation Rev. PUT
 (Detroit Edison)                                               4.73%          9/1/2001              10,000       9,993
Royal Oak MI Hosp. Financial Auth. (William Beaumont Hosp.)     6.75%          1/1/2001 (Prere.)     12,450      12,745
Wayne Charter County MI Airport Rev.
 (Detroit Metro. Wayne County)                                  5.25%         12/1/2006 (1)           6,620       6,772
                                                                                                             -----------
                                                                                                             $  173,810
                                                                                                             -----------
MINNESOTA (1.1%)
Minneapolis MN Community Dev. Agency Tax Increment Rev.         0.00%         9/1/2003 (1)            5,875       5,150
Minnesota GO                                                    5.50%         6/1/2006                8,730       9,121
Minnesota GO                                                    6.00%         8/1/2004                5,000       5,256

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Minnesota GO                                                    6.00%          8/1/2005           $   8,255  $    8,764
Minnesota Public Fac. Water PCR                                 5.00%          3/1/2002               2,620       2,641
                                                                                                             -----------
                                                                                                             $   30,932
                                                                                                             -----------
MISSISSIPPI (0.2%)
Mississippi GO                                                  7.00%          5/1/2004               4,555  $    4,908
                                                                                                             -----------
MONTANA (0.9%)
Forsyth MT PCR PUT (Portland General Electric Co.)              4.60%          5/1/2003              24,410  $   23,931
                                                                                                             -----------
NEBRASKA (0.2%)
Nebraska Public Power Dist. Rev. Power Supply System            6.10%          1/1/2003 (Prere.)      5,500  $    5,782
                                                                                                             -----------
NEVADA (1.2%)
Clark County NV Passenger Fac. Charge Rev.
 (McCarran International Airport)                               6.25%          7/1/2004  (1)          8,240       8,642
Clark County NV Passenger Fac. Charge Rev.
 (McCarran International Airport)                               6.25%          7/1/2005  (1)          4,310       4,563
Clark County NV School Dist. GO                                 6.00%          6/15/2003 (3)          4,830       5,002
Clark County NV School Dist. GO                                 9.75%          6/1/2001  (1)         10,000      10,300
Nevada GO                                                       5.00%          7/1/2004               5,030       5,102
                                                                                                             -----------
                                                                                                             $   33,609
                                                                                                             -----------
NEW HAMPSHIRE (1.6%)
New Hampshire Business Finance Auth. PCR PUT
 (United Illuminating)                                          4.55%          2/1/2004              33,000      32,220
New Hampshire Business Finance Auth. PCR PUT
 (United Illuminating)                                          5.40%         12/1/2002              12,000      12,044
                                                                                                             -----------
                                                                                                             $   44,264
                                                                                                             -----------

NEW JERSEY (1.9%)
New Jersey Transit Corp. Capital Grant Anticipation Notes       5.00%          2/1/2003  (2)          6,245       6,261
New Jersey Transit Corp. COP                                    5.50%          9/15/2008 (2)         25,000      26,285
New Jersey Transp. Trust Fund Auth. Rev.                        6.00%          6/15/2003 (2)          5,000       5,190
New Jersey Transp. Trust Fund Auth. Rev.                        6.00%          6/15/2005 (2)         10,000      10,598
Passaic Valley NJ Sewer System Rev.                             5.70%         12/1/2002  (Prere.)     2,475       2,562
Passaic Valley NJ Sewer System Rev.                             5.70%         12/1/2003  (2)          1,505       1,558
                                                                                                             -----------
                                                                                                             $   52,454
                                                                                                             -----------
NEW MEXICO (0.6%)
Albuquerque NM Water & Sewer System Rev.                        5.00%          7/1/2004               4,500       4,570
Hurley NM PCR VRDO (Kennecott Sante Fe Corp.)                   4.60%         11/2/2000               4,400       4,400
New Mexico Educ. Assistance Funding Student Loan Rev.           6.60%          3/1/2005               7,110       7,368
                                                                                                             -----------
                                                                                                             $   16,338
                                                                                                             -----------
NEW YORK (10.1%)
Hempstead Town NY IDA Resource Recovery
 (American Fuel Co.)                                            4.40%         12/1/2001 (1)           6,810       6,811
Long Island NY Power Auth. Electric System Rev.                 5.25%         12/1/2004 (2)          15,000      15,426
Long Island NY Power Auth. Electric System Rev.                 5.25%         12/1/2005 (2)          16,000      16,517
Muni. Assistance Corp. for New York City NY Rev.                5.50%          7/1/2002               5,500       5,603
Muni. Assistance Corp. for New York City NY Rev.                5.75%          7/1/2003               6,100       6,309
Muni. Assistance Corp. for New York City NY Rev.                6.00%          7/1/2004               9,500       9,989
Muni. Assistance Corp. for New York City NY Rev.                6.00%          7/1/2005              10,370      11,013
Nassau County NY GO                                             7.00%          3/1/2002              13,965      14,349
Nassau County NY GO                                             7.00%          3/1/2003               7,000       7,320
New York City NY GO                                             7.50%          2/1/2004               5,250       5,497
New York City NY GO                                             8.00%          8/1/2003               7,500       8,159

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
                                                               COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
New York City NY IDA (USTA National Tennis Center Project)      7.75%         11/15/2000 (4)      $   3,125  $    3,129
New York City NY IDA (USTA National Tennis Center Project)      7.75%         11/15/2001 (4)          4,380       4,528
New York City NY IDA (USTA National Tennis Center Project)      7.75%         11/15/2002 (4)          3,100       3,297
New York State Comm. General Services COP                       5.00%          9/1/2002               4,050       4,084
New York State Dormitory Auth. Rev. (Bronx/Lebanon Hosp.)       5.00%          2/15/2002              5,000       5,029
New York State Dormitory Auth. Rev. (Brookdale Hosp.)           5.00%          2/15/2002              5,445       5,477
New York State Dormitory Auth. Rev. (Brookdale Hosp.)           5.50%          2/15/2004              6,040       6,187
New York State Dormitory Auth. Rev. (North General Hosp.)       5.00%          2/15/2002              4,710       4,737
New York State Dormitory Auth. Rev. (North General Hosp.)       5.50%          2/15/2003              4,945       5,042
New York State Dormitory Auth. Rev. (Presbyterian Hosp.)        5.50%          2/15/2004 (2)          4,500       4,632
New York State Dormitory Auth. Rev. (State Univ.)               5.25%          5/15/2003              6,255       6,368
New York State Dormitory Auth. Rev. (State Univ.)               5.50%          5/15/2003              5,300       5,430
New York State Energy Research & Dev. Auth. PCR PUT
 (Central Hudson Gas & Electric Corp.)                          4.20%         12/1/2003  (2)          7,390       7,206
New York State Environmental Fac. PCR
 (New York City Water Finance Auth.)                            5.50%          6/15/2003 (1)          3,000       3,083
New York State Environmental Fac. Rev.
 (Clean Water & Drinking Revolving Funds)                       5.00%          6/15/2003              4,285       4,352
New York State Environmental Fac. Rev.
 (Clean Water & Drinking Revolving Funds)                       5.00%          6/15/2004              4,000       4,075
New York State Environmental Fac. Rev.
 (Riverbank State Park)                                        7.375%          4/1/2002(Prere.)       6,800       7,214
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care Project)                           4.40%         11/1/2004 (1)           8,900       8,858
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care Project)                           4.50%         11/1/2005 (1)           7,000       6,975
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care Project)                           4.60%         11/1/2006 (1)           4,380       4,373
New York State Local Govt. Assistance Corp.                     7.00%          4/1/2001 (Prere.)      6,875       7,089
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                  6.00%          4/1/2002 (1)          11,965      12,235
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                  6.00%          4/1/2004 (1)          11,195      11,735
New York State Thruway Auth. Rev.
 (Highway & Bridge Trust Fund)                                  6.25%          4/1/2004 (1)          10,185      10,756
New York State Urban Dev. Corp. Rev.
 (Community Enhancement Fac.)                                   5.00%          4/1/2004               8,570       8,680
New York State Urban Dev. Corp. Rev. (Correctional Fac.)        7.50%          1/1/2001 (Prere.        7,100      7,279
Suffolk County NY Water Auth. Water System Rev.                 5.25%          6/1/2004 (2)(Prere.)  10,000      10,279
                                                                                                             -----------
                                                                                                             $  279,122
                                                                                                             -----------
NORTH CAROLINA (0.1%)
Mecklenberg County NC GO                                        5.90%          3/1/2005               4,075  $    4,205
                                                                                                             -----------
OHIO (4.6%)
Butler County OH Transp. Improvement Dist.                      5.00%          4/1/2003 (4)           3,000       3,037
Cleveland OH Water Works Rev.                                   6.25%          1/1/2002 (2)(Prere.)   4,245       4,413
Ohio Air Quality Dev. Auth. PCR PUT (Cleveland Electric)        4.60%         10/1/2003               4,500       4,380
Ohio Air Quality Dev. Auth. VRDO
 (Cincinnati Gas & Electric Co. Project)                        4.60%         11/2/2000  LOC          1,600       1,600
Ohio Common Schools Capital Fac. GO                             5.75%          6/15/2005              5,810       6,105
Ohio Higher Educ. Capital Fac. GO                               5.75%          5/1/2007               6,930       7,369
Ohio Highway Capital Improvements GO                            5.50%          5/1/2006              22,500      23,530
Ohio Turnpike Comm. Turnpike Rev.                               5.75%          2/15/2004 (Prere.)    14,250      15,034

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Ohio Water Dev. Auth. PCR PUT (Cleveland Electric)              4.60%         10/1/2003           $  12,255  $   11,945
Ohio Water Dev. Auth. PCR PUT (Cleveland Electric)              5.58%          6/15/2004             21,700      21,614
Ohio Water Dev. Auth. PCR PUT (Ohio Edison Co.)                 5.40%         12/1/2001              20,000      19,987
Ohio Water Dev. Auth. PCR PUT (Toledo Edison)                   5.25%          9/1/2002              10,000       9,856
                                                                                                             -----------
                                                                                                             $   128,870
                                                                                                             -----------
OKLAHOMA (0.7%)
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)              4.80%          8/15/2006              2,000       1,783
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)              4.90%          8/15/2007              2,195       1,909
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)              5.00%          8/15/2008              1,500       1,284
Tulsa County OK Criminal Justice Auth. Sales Tax Rev.           5.25%          3/1/2001 (2)           6,525       6,542
Tulsa County OK Criminal Justice Auth. Sales Tax Rev.           5.25%          9/1/2001 (2)           6,960       7,004
                                                                                                             -----------
                                                                                                             $   18,522
                                                                                                             -----------
OREGON (0.2%)
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                               5.00%          7/1/2003   (3)         5,035  $    5,085
                                                                                                             -----------
PENNSYLVANIA (4.5%)
Beaver County PA IDA PCR PUT (Ohio Edison Project)              4.65%          6/1/2004              10,000       9,711
Delaware County PA IDA PCR PUT (PECO Energy Co. Project)        5.20%         10/1/2004              11,000      10,961
Delaware County PA IDA Resource Recovery Rev.
 (Browning Ferris)                                              5.50%          1/1/2002               1,865       1,847
Pennsylvania GO                                                 5.00%          3/1/2003               6,250       6,328
Pennsylvania GO                                                 5.25%         10/15/2004             13,850      14,217
Pennsylvania Higher Educ. Fac. Health Services
 (Allegheny/Delaware Valley)                                    5.00%         11/15/2002  (1)         7,990       8,047
Pennsylvania Intergovernmental Cooperation Auth. Rev.
 (Philadelphia Funding Program)                                 5.00%          6/15/2003  (3)         5,000       5,067
Pennsylvania Turnpike Comm. Rev.                                5.60%         12/1/2005   (3)          6,575       6,812
Philadelphia PA Airport Rev.
 (Philadelphia Airport System Project)                          5.25%          6/15/2001  (3)         4,590       4,614
Philadelphia PA Airport Rev.
 (Philadelphia Airport System Project)                          6.00%          6/15/2005  (3)         4,835       5,069
Philadelphia PA Gas Works Rev.                                  7.00%          7/1/2002   (8)         4,035       4,194
Philadelphia PA GO                                             5.125%          5/15/2003  (3)         8,000       8,119
Philadelphia PA GO                                              6.00%          11/15/2000 (3)        13,000      13,008
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Jefferson Health System)                                      5.00%          5/15/2002  (2)         2,905       2,926
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Jefferson Health System)                                      5.50%          5/15/2003  (2)         1,425       1,455
Philadelphia PA Ind. Dev. Airport Rev.
 (Philadelphia Airport System Project)                          4.50%          7/1/2002   (3)         2,205       2,201
Philadelphia PA School Dist. GO                                 5.25%          3/1/2004   (1)         9,150       9,362
Philadelphia PA Water & Waste Water Rev.                        6.25%          8/1/2002   (1)         5,450       5,612
Pittsburgh PA GO                                                5.00%          3/1/2003   (1)         5,000       5,055
                                                                                                             -----------
                                                                                                             $  124,605
                                                                                                             -----------
RHODE ISLAND (0.8%)
Rhode Island GO                                                 6.00%          8/1/2003 (1)           9,665      10,045
Rhode Island GO                                                 6.00%          8/1/2004 (1)          11,345      11,925
                                                                                                             -----------
                                                                                                              $  21,970
                                                                                                             -----------
SOUTH CAROLINA (1.0%)
South Carolina Capital Improvement GO                           5.00%          8/1/2004               4,950       5,041
South Carolina GO                                               5.10%          2/1/2004               3,940       4,015

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
                                                               COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)                                     5.25%         12/15/2000          $   1,425  $    1,425
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)                                     5.75%         12/15/2001              1,470       1,471
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)                                     6.70%         12/15/2006              2,640       2,690
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)                                     7.00%         12/15/2004              3,245       3,352
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)                                     7.00%         12/15/2005              3,500       3,624
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)                                     7.00%         12/15/2007              5,265       5,450
                                                                                                             -----------
                                                                                                             $   27,068
                                                                                                             -----------
TENNESSEE (0.9%)
Johnson City TN Health & Higher Educ. Fac. Board Rev.
 (Johnson City Medical Center)                                  5.00%          7/1/2005 (1)           4,265       4,329
Knoxville TN GO                                                 5.00%          6/1/2002              20,000      20,160
                                                                                                             -----------
                                                                                                             $   24,489
                                                                                                             -----------

TEXAS (13.3%)
Austin TX Combined Util. System Rev.                            5.60%          5/15/2005 (1)(Prere.) 15,000      15,608
Austin TX Util. System Rev.                                    5.375%         11/15/2005              6,495       6,616
Brazos River TX Auth. PCR PUT (Texas Util. Systems)             5.50%          6/19/2001             25,000      25,028
Dallas-Fort Worth TX International Airport Fac.
 Improvement Corp. Rev. (American Airlines, Inc.)               5.95%         11/1/2003              24,300      24,432
El Paso County TX Hosp. Dist. GO                                0.00%          8/15/2001 (1)          2,260       2,178
El Paso County TX Hosp. Dist. GO                                0.00%          8/15/2002 (1)          2,260       2,075
El Paso County TX Hosp. Dist. GO                                0.00%          8/15/2003 (1)          2,260       1,976
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Memorial Hosp.)                                               5.00%          6/1/2001  (1)          5,835       5,853
Harris County TX Health Fac. Dev. Corp. Rev.
 (Christus Health)                                              5.00%          7/1/2002              11,680      11,672
Harris County TX Health Fac. Dev. Corp. Rev.
 (Christus Health)                                              5.00%          7/1/2003              12,250      12,216
Harris County TX Toll Road GO                                  6.125%          8/15/2004 (Prere.)     6,375       6,835
Harris County TX Toll Road GO                                   6.50%          8/15/2002 (2)(Prere.)  5,765       6,077
Houston TX Airport System Rev.                                  6.00%          7/1/2008  (4) +        6,385       6,812
Houston TX GO                                                   5.00%          3/1/2003              20,000      20,227
Houston TX GO                                                   5.50%          3/1/2004               8,620       8,875
Houston TX GO                                                   5.90%          3/1/2002 (Prere.)        980         998
Houston TX GO                                                   5.90%          3/1/2003               2,495       2,539
Houston TX Hotel Occupancy Tax Rev.                             6.00%          7/1/2001 (4)           4,000       4,041
Houston TX Hotel Occupancy Tax Rev.                             6.00%          7/1/2002 (4)           2,250       2,302
Houston TX Independent School Dist.                             0.00%          2/15/2006              4,000       3,060
Houston TX Independent School Dist.                             6.40%          8/15/2001 (Prere.)     4,095       4,160
Houston TX Refunding & Public Improvement GO                    5.00%          3/1/2004              12,000      12,161
Houston TX Water & Sewer System Rev.                            0.00%         12/1/2000 (2)           6,130       6,107
Houston TX Water & Sewer System Rev.                            5.40%         12/1/2000               8,000       8,006
Houston TX Water & Sewer System Rev.                            5.50%         12/1/2007 (4)          12,500      13,119
Houston TX Water & Sewer System Rev.                            6.20%         12/5/2005 (Prere.)      9,075       9,739
Lewisville TX Independent School Dist.                          6.55%          8/15/2003 (ETM)        5,000       5,269
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph Health System Obligated Group)                     5.00%          7/1/2003               6,505       6,484
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph Health System Obligated Group)                     5.00%          7/1/2004               5,940       5,904
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph Health System Obligated Group)                     5.00%          7/1/2005               7,610       7,538

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Matagorda County TX Navigation Dist. PCR PUT
 (Central Power & Light)                                        4.90%         11/1/2001           $  15,000  $   14,942
Matagorda County TX Navigation Dist. PCR PUT
 (Central Power & Light)                                        4.95%         11/1/2001               4,000       3,990
Matagorda County TX Navigation Dist. PCR PUT
 (Reliant Energy Inc.)                                          5.20%         11/1/2002              27,000      26,899
North East TX Independent School Dist. GO                       6.50%         10/1/2005               4,075       4,412
North East TX Independent School Dist. GO                       6.50%         10/1/2006               4,350       4,762
San Antonio TX GO                                               5.40%          8/1/2002 (Prere.)        725         737
San Antonio TX GO                                               5.40%          8/1/2004               6,770       6,865
San Antonio TX Independent School Dist. GO                      6.00%          8/15/2004              4,165       4,377
Spring Branch TX Independent School Dist. GO                    0.00%          2/1/2005               5,725       4,663
Spring Branch TX Independent School Dist. GO                    0.00%          2/1/2006               5,710       4,419
Texas A&M Univ. Rev. Financing System                           6.00%          5/15/2004              7,665       8,024
Texas Muni. Power Agency Rev.                                   5.25%          9/1/2004 (1)           5,300       5,427
Texas Muni. Power Agency Rev.                                   5.80%          9/1/2003 (1)           6,750       6,979
Texas Public Finance Auth. Refunding                            5.50%         10/1/2006               4,000       4,180
Texas Water Dev. Financial Assistance Refunding GO              5.00%          8/1/2004               4,735       4,793
Texas Water Dev. Financial Assistance Refunding GO              5.00%          8/1/2005               3,405       3,442
Univ. of Texas Permanent Univ. Fund Rev.                        6.10%          7/1/2004              11,555      11,837
                                                                                                             -----------
                                                                                                             $  368,655
                                                                                                             -----------
UTAH (1.5%)
Intermountain Power Agency UT Power Supply Rev.                 0.00%          7/1/2002               7,825       7,222
Intermountain Power Agency UT Power Supply Rev.                 0.00%          7/1/2002 (2)           8,490       7,857
Utah GO                                                         5.50%          7/1/2003              20,000      20,516
Utah Water Finance Agency Rev.                                  4.70%         10/1/2001 (1)           5,000       5,014
                                                                                                             -----------
                                                                                                             $   40,609
                                                                                                             -----------
VIRGINIA (1.1%)
Louisa VA IDA Solid Waste & Sewer Disposal Rev. PUT
 (Virginia Electric & Power Co. Project)                        4.90%          3/31/2002              5,000       4,999
Virginia Commonwealth Transp. Board Federal Highway Rev.        5.75%         10/1/2007               5,000       5,331
Virginia Commonwealth Transp. Board Transp. Rev.
 (U.S. Route 58 Corridor)                                       5.25%          5/15/2003              4,650       4,744
Virginia Port Auth. Rev.                                        4.75%          7/1/2004               8,210       8,242
Virginia Public School Auth. GO                                 5.00%          8/1/2003               6,200       6,290
                                                                                                             -----------
                                                                                                             $   29,606
                                                                                                             -----------
WASHINGTON (4.4%)
King & Snohomish Counties WA School
 Dist. No. 417 Northshore GO                                    6.30%          6/1/2004 (Prere.)      4,100       4,337
King County WA School Dist. GO                                  6.30%         12/1/2003               5,375       5,610
King County WA Sewer GO                                         6.25%          1/1/2004(Prere.)      10,000      10,675
Port Seattle WA Passenger Fac. Charge Rev.                      5.00%         12/1/2003 (2)           3,000       3,025
Port Seattle WA Passenger Fac. Charge Rev.                      5.00%         12/1/2004 (2)           7,465       7,530
Spokane WA Regional Solid Waste Management System Rev.          6.25%          1/1/2004 (2)           8,440       8,775
Spokane WA Regional Solid Waste Management System Rev.          6.25%          1/1/2005 (2)           8,975       9,416
Spokane WA Regional Solid Waste Management System Rev.          6.50%          1/1/2007 (2)           8,650       9,307
Washington GO                                                   6.00%          7/1/2005               6,500       6,872
Washington GO                                                   6.25%          9/1/2009               5,000       5,067
Washington GO                                                   6.30%          9/1/2002               4,700       4,814
Washington GO                                                   6.50%          7/1/2002               5,035       5,197
Washington GO                                                  6.625%          9/1/2006               4,000       4,106

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
                                                               COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Washington GO                                                   6.75%          6/1/2001 (Prere.)  $  20,000  $   20,277
Washington Motor Vehicles Fuel Tax GO                           6.50%          9/1/2003               4,635       4,876
Washington Health Care Fac. Auth. (Sisters of Providence)       6.00%         10/1/2001 (2)           4,735       4,800
Washington Health Care Fac. Auth. VRDO
 (Virginia Mason Medical Center)                                4.65%         11/2/2000 (1)           6,600       6,600
                                                                                                             -----------
                                                                                                             $  121,284
                                                                                                             -----------

WEST VIRGINIA (0.3%)
West Virginia Capital Appreciation Infrastructure               0.00%         11/1/2005 (3)           3,850       3,015
West Virginia Capital Appreciation Infrastructure               0.00%         11/1/2006 (3)           6,850       5,096
                                                                                                             ----------
                                                                                                             $    8,111
                                                                                                             ----------
WISCONSIN (2.0%)
Milwaukee WI GO                                                 6.00%          2/1/2005               9,300       9,796
Milwaukee WI Metro. Sewer Dist. GO                              6.25%         10/1/2004              10,000      10,599
Wisconsin GO                                                    5.00%          5/1/2004              10,895      11,062
Wisconsin GO                                                   6.125%         11/1/2006               7,210       7,767
Wisconsin GO                                                    7.00%          5/1/2004               6,145       6,623
Wisconsin Petroleum Inspection Fee Rev.                         6.00%          7/1/2004              10,500      10,983
                                                                                                             -----------
                                                                                                             $   56,830
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $2,759,463)                                                                                           $2,761,270
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.5%)
------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         $   66,313
Liabilities                                                                                                     (52,776)
                                                                                                             -----------
                                                                                                             $   13,537
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------
Applicable to 260,874,468 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)                                                             $2,774,807
========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                    $    10.64
========================================================================================================================
*See Note A in Notes to  Financial  Statements.
For key to abbreviations and other references, see page 80.


-------------------------------------------------------------------------------
AT OCTOBER 31, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
                                                               Amount      Per
                                                                (000)    Share
-------------------------------------------------------------------------------
Paid in Capital                                            $2,779,936   $10.66
Undistributed Net Investment Income                                --       --
Accumulated Net Realized Losses--Note E                        (6,936)    (.03)
Unrealized Appreciation--Note F                                 1,807      .01
-------------------------------------------------------------------------------
NET ASSETS                                                 $2,774,807   $10.64
===============================================================================

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                              COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.5%)
------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.3%)
Birmingham AL GO VRDO                                           4.35%         11/8/2000 (2) LOC   $   6,250  $    6,250
Huntsville AL Health Care Fac. Auth. PUT                        4.65%          6/1/2005 (1)          21,630      21,322
                                                                                                             -----------
                                                                                                             $   27,572
                                                                                                             -----------
ALASKA (0.2%)
Anchorage AK Electric Util. Rev.                                8.00%         12/1/2011 (1)           5,395       6,807
Matanuska-Susitna Borough AK GO                                 5.50%          3/1/2012 (3)           6,000       6,246
                                                                                                             -----------
                                                                                                             $   13,053
                                                                                                             -----------

ARIZONA (1.8%)
Arizona Transp. Board Excise Tax Rev.                           6.00%          7/1/2005 (2)          18,885      20,023
Arizona Transp. Board Highway Rev.                              8.75%          7/1/2003              10,000      11,054
Maricopa County AZ COP                                          6.00%          6/1/2004               5,275       5,406
Maricopa County AZ GO                                           6.25%          7/1/2002(3)            5,100       5,250
Maricopa County AZ PCR
 (Southern California Edison Co.) VRDO                          4.60%         11/2/2000               7,000       7,000
Maricopa County AZ PCR
 (Southern California Edison Co.) VRDO                          4.65%         11/2/2000              23,655      23,655
Maricopa County AZ (Samaritan Health Service)                   7.15%         12/1/2004 (1)           9,900      10,616
Maricopa County AZ (Samaritan Health Service)                   7.15%         12/1/2005 (1)           6,080       6,514
Maricopa County AZ Unified School Dist. GO                      0.00%          1/1/2007 (3)           6,000       4,476
Mesa AZ GO                                                      5.70%          7/1/2003 (1)(Prere.)   5,600       5,850
Phoenix AZ Civic Improvement Corp. Airport Rev.                 5.25%          7/1/2009 (4)           4,795       4,960
Phoenix AZ Civic Improvement Corp. Airport Rev.                 5.25%          7/1/2010 (4)           2,500       2,582
Phoenix AZ Civic Improvement Corp. Airport Rev.                 5.25%          7/1/2011 (4)           3,000       3,075
Phoenix AZ Civic Improvement Corp. Water System                 5.95%          7/1/2006 (Prere.)      6,600       7,053
Phoenix AZ GO                                                   7.50%          7/1/2008               5,000       5,903
Phoenix AZ Highway Rev. GO                                      9.25%          7/1/2007               4,000       5,033
Tucson AZ GO                                                    7.375%         7/1/2013               4,500       5,478
Tucson AZ Unified School Dist. GO                               7.50%          7/1/2006 (3)           8,840      10,110
Tucson AZ Unified School Dist. GO                               7.50%          7/1/2007 (3)           8,000       9,306
                                                                                                             -----------
                                                                                                             $  153,344
                                                                                                             -----------
CALIFORNIA (7.5%)
Anaheim CA Public Finance Auth. Rev.                            6.00%          9/1/2009 (4)           2,000       2,227
California Dept. of Veteran Affairs                             5.45%         12/1/2019 (2)          13,200      13,181
California Dept. of Water (Central Valley Project)              8.25%         12/1/2003               5,000       5,595
California Dept. of Water (Central Valley Project)              8.25%         12/1/2004               5,545       6,385
California GO                                                   5.70%          8/1/2004 (Prere.)     16,500      17,679
California GO                                                   5.70%          8/1/2007               1,000       1,064
California GO                                                   5.75%          8/1/2004 (3)(Prere.)  14,145      15,196
California GO                                                   5.75%          8/1/2008 (3)             855         910
California GO                                                   6.30%          9/1/2010               4,000       4,550
California GO                                                   6.75%          6/1/2004              13,165      14,280
California GO                                                   7.00%         10/1/2005 (1)           5,000       5,614
California GO                                                   7.10%          6/1/2005              12,495      13,963
California GO                                                  11.00%          3/1/2006              13,185      17,265
California Health Fac. Finance Auth.
 (Catholic Healthcare West)                                     6.25%          7/1/2004(1)            4,515       4,829
California Health Fac. Finance Auth.
 (Catholic Healthcare West)                                     6.25%          7/1/2005(1)            5,875       6,372
California Health Fac. Finance Auth.
 (Catholic Healthcare West)                                     6.25%          7/1/2006(1)            5,000       5,477
California Health Fac. Finance Auth.
 (Catholic Healthcare West)                                     6.25%          7/1/2007(1)            5,290       5,856
California Health Fac. Finance Auth.
 (Sisters of Providence)                                        6.00%         10/1/2002               3,865       3,987
California Health Fac. Finance Auth.
 (Sisters of Providence)                                        6.00%         10/1/2003               4,095       4,283
California Health Fac. Finance Auth.
 (Sisters of Providence)                                        6.00%         10/1/2004               4,340       4,590

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
                                                               COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
California Public Works Board Lease Rev.
 (Community College Project)                                   5.625%          3/1/2016 (2)       $  20,000  $   20,733
California Public Works Board Lease Rev.
(Dept. of Corrections)                                         5.375%         11/1/2011               6,500       6,785
California Public Works Board Lease Rev.
(Dept. of Corrections)                                         5.375%         11/1/2012               7,990       8,292
California Public Works Board Lease Rev.
(Dept. of Corrections)                                          5.50%          1/1/2015(2)           10,000      10,322
California Public Works Board Lease Rev.
(Dept. of Corrections)                                          6.00%          1/1/2008(2)           14,865      16,204
California Public Works Board Lease Rev. (State Archives)      5.375%         12/1/2009               4,555       4,819
California Public Works Board Lease Rev. (State Archives)      5.375%         12/1/2010               6,635       6,974
California Public Works Board Lease Rev. (State Archives)      5.375%         12/1/2012               7,895       8,196
California Public Works Board Lease Rev.
 (Univ. of California)                                          6.10%         12/1/2005 (2)           6,515       6,868
California Public Works Board Lease Rev.
 (Univ. of California)                                          6.20%         12/1/2006 (2)           3,320       3,528
California Statewide Community Dev. Auth. Rev.
 (Catholic Healthcare West)                                     6.00%          7/1/2009               7,160       7,321
California Statewide Community Dev. Auth. PUT
 (Irvine Apartments)                                            4.90%          5/15/2008             65,000      63,478
California Statewide Community Dev. Auth. PUT
 (Irvine Apartments)                                            5.10%          5/17/2010              8,750       8,537
Clovis CA Unified School Dist. GO                               0.00%          8/1/2001              11,180      10,857
Contra Costa CA COP (Merrithew Memorial Hosp. Project)          5.50%         11/1/2011  (1)          5,660       5,998
Fresno CA Sewer Rev.                                            6.25%          9/1/201   (2)         12,000      13,822
Irvine CA Unified School Dist. GO                               5.50%         11/1/2013  (2)          4,565       4,803
Long Beach CA Harbor Rev                                        5.75%          5/15/2013              7,630      8,084
Los Angeles County CA Transp. Auth. Sales Tax Rev.              8.00%          7/1/2001  (2)          6,365       6,541
Los Angeles County CA Transp. Auth. Sales Tax Rev.              8.00%          7/1/2002  (2)          3,915       4,160
Los Angeles County CA Transp. Auth. Sales Tax Rev.              6.50%          7/1/2010  (4)          51,070     58,871
Northern California Power Agency (Hydroelectric Project)        6.10%          7/1/2005  (1)          5,575       6,014
Northern California Power Agency (Hydroelectric Project)        6.20%          7/1/2006  (1)          5,940       6,502
Northern California Power Agency (Hydroelectric Project)        6.25%          7/1/2007  (1)          6,685       7,413
Orange County CA Local Transp. Auth. Sales Tax Rev.             5.50%          2/15/2009 (1)          5,000       5,375
Orange County CA Local Transp. Auth. Sales Tax Rev.             5.50%          2/15/2010 (1)         10,035      10,766
Port of Oakland CA                                              5.25%         11/1/2006  (3)          6,700       6,955
San Bernardino CA Medical Center COP                            5.50%          8/1/2004  (1)          4,100       4,289
San Bernardino CA Medical Center COP                            5.50%          8/1/2005  (1)         10,000      10,549
San Bernardino CA Medical Center COP                            7.00%          8/1/2008  (1)          9,045      10,561
San Bernardino CA Medical Center COP                            7.00%          8/1/2009  (1)          9,705      11,466
San Bernardino CA Medical Center COP                            7.00%          8/1/2010  (1)         10,525      12,555
San Diego CITY CA TAN                                           5.25%         10/2/2001              20,000      20,253
San Diego County CA Regional Transp. Auth. Sales Tax Rev.       7.00%          4/1/2006               1,780       1,874
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.     0.00%          1/15/2004             25,000      21,758
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.     0.00%          1/15/2005             25,000      20,793
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.     0.00%          1/15/2006 (1)         16,000      12,685
Santa Margarita/Dana Point CA Water Dist. Rev.                  5.50%          8/1/2011  (2)          4,785       5,085
Santa Margarita/Dana Point CA Water Dist. Rev.                  5.50%          8/1/2012  (2)          3,315       3,503
South Orange County CA Public Finance Auth.                     7.00%          9/1/2006  (1)            500         569
Southern California Rapid Transit Dist. Rev.                    5.70%          9/1/2004  (2)         14,040      14,823
Univ. of California Rev. (Multiple Purpose Project)             9.25%          9/1/2005  (1)          5,000       6,078
Univ. of California Rev. (Multiple Purpose Project)            10.00%          9/1/2003  (2)          3,790       4,375
                                                                                                             -----------
                                                                                                             $  642,737
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                              COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
COLORADO (1.7%)
Colorado Dept. of Transp.                                       6.00%         6/15/2011  (2)      $  18,935  $   20,622
Colorado Dept. of Transp.                                       6.00%         6/15/2012  (2)         10,000      10,827
Colorado Dept. of Transp.                                       6.00%         6/15/2013  (2)         30,000      32,313
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)          6.00%         12/1/2013  (4)          5,185       5,553
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)          6.00%         12/1/2014  (4)          5,500       5,851
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)                         5.25%         12/1/2009  (1)          2,965       3,037
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)                         5.25%         12/1/2010  (1)          1,740       1,776
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)                         5.25%         12/1/2011  (1)          3,415       3,469
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)                         8.50%         5/15/2004  (1)         14,435      15,543
Denver CO City & County Airport Rev.                            6.00%         11/15/2011 (2)         14,895      15,962
Denver CO City & County Airport Rev.                            6.00%         11/15/2012 (2)         10,460      11,133
E-470 Public Highway Auth. CO Rev.                              0.00%         9/1/2011   (1)          8,000       4,590
E-470 Public Highway Auth. CO Rev.                              4.90%         9/1/2010   (1)          4,500       4,522
E-470 Public Highway Auth. CO Rev.                              5.00%         9/1/2011   (1)          7,250       7,280
Northern Colorado Muni. Subdist.
 Water Conservancy Dist. Rev.                                    6.35%        12/1/2007  (2)          4,155       4,571
                                                                                                             -----------
                                                                                                             $  147,049
                                                                                                             -----------
CONNECTICUT (1.3%)
Connecticut GO                                                  5.30%         11/15/2003 (Prere.)       250         260
Connecticut GO                                                  5.30%         11/15/2006             16,690      17,270
Connecticut GO                                                  5.40%         11/15/2003 (Prere.)       135         141
Connecticut GO                                                  5.40%         11/15/2007             10,375      10,763
Connecticut GO                                                  6.00%          5/15/2003              5,000       5,188
Connecticut GO                                                  6.00%         10/1/2004  (ETM)          175         184
Connecticut GO                                                  6.00%         10/1/2004               5,485       5,783
Connecticut GO                                                  7.00%          3/15/2003              5,000       5,287
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                      5.125%          9/1/2005               7,000       7,172
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                       5.25%          9/1/2006              42,550      43,678
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                      7.125%          6/1/2010              12,000      13,965
                                                                                                             -----------
                                                                                                             $  109,691
                                                                                                             -----------
DELAWARE (0.1%)
Delaware Transp. Auth. Rev.                                     5.80%          7/1/2002 (Prere.)      2,595       2,699
Delaware Transp. Auth. Rev.                                     5.80%          7/1/2008               4,950       5,125
                                                                                                             -----------
                                                                                                             $     7,824
                                                                                                             -----------
DISTRICT OF COLUMBIA (1.9%)
District of Columbia GO                                         5.20%          6/1/2008(2)            4,390       4,486
District of Columbia GO                                         5.25%          6/1/2008(1)           10,000      10,251
District of Columbia GO                                         5.30%          6/1/2009(2)            4,600       4,724
District of Columbia GO                                        5.375%          6/1/2011(2)            5,255       5,365
District of Columbia GO                                         5.50%          6/1/2004(4)           12,845      13,231
District of Columbia GO                                         5.50%          6/1/2006(4)            6,205       6,424
District of Columbia GO                                         5.50%          6/1/2007               2,950       3,075
District of Columbia GO                                         5.50%          6/1/2008(2)           10,000      10,408
District of Columbia GO                                         5.50%          6/1/2008               5,000       5,227
District of Columbia GO                                         5.50%          6/1/2010(2)           10,490      10,909
District of Columbia GO                                         5.50%          6/1/2012(4)            6,520       6,736
District of Columbia GO                                         5.50%          6/1/2013(2)            5,750       5,848
District of Columbia GO                                         5.75%          6/1/2003(2)(Prere.)      190         199

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                      MATURITY       AMOUNT       VALUE*
                                                               COUPON                     DATE        (000)        (000)
------------------------------------------------------------------------------------------------------------------------
District of Columbia GO                                         5.75%          6/1/2007(2)        $   4,860  $    5,046
District of Columbia GO                                         5.75%          6/1/2010(1)           23,590      24,978
District of Columbia GO                                         5.80%          6/1/2004(3)(ETM)         955         993
District of Columbia GO                                         6.00%          6/1/2011(1)           10,000      10,788
District of Columbia GO                                         6.00%          6/1/2004(1)(Prere.)    8,890       9,457
District of Columbia GO                                         6.10%          6/1/2004(1)(Prere.)    7,000       7,469
District of Columbia Hosp. Rev. (Medlantic Health Group)        6.00%          8/15/2007  (1)         2,985       3,201
District of Columbia Hosp. Rev. (Medlantic Health Group)        6.00%          8/15/2008  (1)         3,160       3,408
District of Columbia Hosp. Rev. (Medlantic Health Group)        6.00%          8/15/2010  (1)         2,555       2,777
District of Columbia Hosp. Rev. (Medlantic Health Group)        6.00%          8/15/2012  (1)         2,995       3,254
                                                                                                             -----------
                                                                                                             $  158,254
                                                                                                             -----------
FLORIDA (3.7%)
Broward County FL School Board COP                              5.75%          7/1/2003  (2)          9,000       9,292
Broward County FL School Board COP                              5.75%          7/1/2004  (2)          9,515       9,919
Broward County FL School Board COP                              5.75%          7/1/2005  (2)          5,445       5,719
Broward County FL School Dist. GO                               5.40%          2/15/2005              5,000       5,169
Broward County FL School Dist. GO                               5.50%          2/15/2006             10,080      10,441
Dade County FL IDA Exempt Fac. Rev. VRDO
 (Florida Power & Light Co.)                                    4.65%         11/2/2000               5,800       5,800
Dade County FL Sales Tax Rev.                                   6.00%         10/1/2002  (2)          5,000       5,144
Dade County FL School Board COP                                 5.25%          8/1/2009  (2)          11,320     11,696
Dade County FL School Board COP                                 5.25%          8/1/2010  (2)          12,140     12,532
Dade County FL School Board COP                                5.375%          5/1/2006  (2)(Prere.)  4,775       4,997
Dade County FL School Dist. GO                                  6.25%          2/15/2004 (1)          5,520       5,810
Dade County FL Water & Sewer System Rev. VRDO                   4.25%         11/8/2000  (3)         31,400      31,400
Florida Board of Educ. Rev. (Capital Outlay)                    5.25%          1/1/2009              11,065      11,458
Florida Board of Educ. Rev. (Capital Outlay)                    5.25%          1/1/2010              15,775      16,281
Florida Board of Educ. Rev. (Capital Outlay)                    5.50%          6/1/2004               5,095       5,267
Florida Board of Educ. Rev. (Capital Outlay)                    6.00%          6/1/2011               4,530       4,965
Florida Board of Educ. Rev. (Capital Outlay)                    6.50%          6/1/2005               5,000       5,397
Florida Board of Educ. Rev. (Lottery Rev.)                      5.25%          7/1/2010  (3)          5,800       5,995
Florida Board of Educ. Rev. (Lottery Rev.)                      5.25%          7/1/2011  (3)         10,840      11,128
Florida Board of Educ. Rev. (Lottery Rev.)                      5.25%          7/1/2012  (3)         11,410      11,632
Florida Dept. of General Services Rev.
(Dept. of Environmental Protection Preservation-2000)           5.00%          7/1/2011  (2)          6,575       6,667
Florida Dept. of General Services Rev.
(Dept. of Environmental Protection Preservation-2000)           5.25%          7/1/2003  (3)         18,350      18,723
Florida Dept. of General Services Rev.
(Dept. of Environmental Protection Preservation-2000)          5.625%          7/1/2008  (2)          5,000       5,235
Florida Environment Protection Preservation Rev.                5.75%          7/1/2009  (3)          5,000       5,366
Florida Environment Protection Preservation Rev.                6.00%          7/1/2012  (2)         11,500      12,592
Florida GO                                                      6.00%          6/1/2006               6,605       7,059
Florida Turnpike Auth. Rev.                                     5.25%          7/1/2011 (3)           2,185       2,245
Florida Turnpike Auth. Rev.                                     5.25%          7/1/2012 (3)           7,560       7,712
Florida Turnpike Auth. Rev.                                     5.25%          7/1/2013 (3)           7,755       7,857
Highlands County FL Health Rev. (Adventist Health System)       5.25%         11/15/2011              3,735       3,418
Highlands County FL Health Rev. (Adventist Health System)       5.25%         11/15/2012              3,935       3,553
Highlands County FL Health Rev. (Adventist Health System)       5.25%         11/15/2013              3,140       2,807
Lakeland FL Electric & Water Rev.                               6.30%         10/1/2003               6,465       6,785
Lee County FL School Board COP                                  6.00%          8/1/2005 (3)           4,175       4,423
Palm Beach County FL School Board                               6.00%          8/1/2005 (2)           6,115       6,479
Palm Beach County FL School Board                               6.00%          8/1/2006 (2)           6,480       6,916
Palm Beach County FL Solid Waste Auth. Rev.                     5.25%         10/1/2003 (2)           7,760       7,919

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                              COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Palm Beach County FL Solid Waste Auth. Rev.                     5.25%         10/1/2003 (2)(ETM)  $   1,240  $    1,267
Tallahassee FL Health Fac.
 (Tallahassee Memorial Healthcare Project)                      6.25%         12/1/2020  +           10,000       9,853
Tampa FL Health System Rev. (Catholic Healthcare East)          5.25%         11/15/2011 (1)          3,000       3,044
                                                                                                             -----------
                                                                                                             $  319,962
                                                                                                             -----------
GEORGIA (3.8%)
Atlanta GA Airport Fac. Rev.                                    0.00%          9/19/2006 (1)         30,000      17,665
Atlanta GA Airport Rev.                                        5.875%          1/1/2015  (3)         11,930      12,630
Atlanta GA Airport Rev.                                        5.875%          1/1/2016  (3)          5,000       5,267
Atlanta GA Airport Rev.                                         6.00%          1/1/2011  (3)          7,000       7,523
Atlanta GA Airport Rev.                                        6.125%          1/1/2012  (3)          7,500       8,115
Atlanta GA Airport Rev.                                         6.25%          1/1/2014  (3)          5,000       5,398
Atlanta GA Water & Wastewater Rev.                              5.50%         11/1/2010  (3)         10,000      10,551
Atlanta GA Water & Wastewater Rev.                              5.50%         11/1/2011  (3)         10,000      10,506
Atlanta GA Water & Wastewater Rev.                              5.50%         11/1/2012  (3)          5,000       5,233
Burke County GA Dev. Auth. PCR VRDO
 (Georgia Power Co. Plant Vogtle Project)                       4.65%         11/2/2000               5,500       5,500
DeKalb County GA GO                                             5.60%          1/1/2005               3,040       3,133
Fulton County GA COP                                            5.75%         11/1/2011  (2)          6,000       6,414
Fulton County GA COP                                            6.00%         11/1/2012  (2)          5,985       6,488
Fulton County GA COP                                            6.00%         11/1/2013  (2)          6,325       6,820
Fulton County GA COP                                            6.00%         11/1/2014  (2)          4,675       5,026
Fulton County GA School Dist. GO                               6.375%          5/1/2010              15,000      16,682
Georgia GO                                                      6.25%          4/1/2006              12,200      13,155
Georgia GO                                                      6.30%          4/1/2002               3,820       3,919
Georgia GO                                                      6.30%          3/1/2007              15,000      16,360
Georgia GO                                                      6.50%          8/1/2001               3,230       3,281
Georgia GO                                                      6.50%         12/1/2003               5,000       5,292
Georgia GO                                                      6.50%          7/1/2005               5,000       5,403
Georgia GO                                                      6.75%          8/1/2007               6,100       6,842
Georgia GO                                                      6.75%          9/1/2010               8,000       9,245
Georgia GO                                                      6.80%          8/1/2002               8,000       8,319
Georgia GO                                                      7.00%         11/1/2004               5,000       5,451
Georgia GO                                                      7.00%         11/1/2005              15,670      17,355
Georgia GO                                                      7.00%         11/1/2006              16,780      18,861
Georgia GO                                                      7.00%         11/1/2007              17,960      20,469
Georgia GO                                                      7.10%          9/1/2009               3,400       3,978
Georgia GO                                                      7.25%          7/1/2004               3,500       3,820
Georgia GO                                                      7.25%          9/1/2005               3,630       4,046
Georgia GO                                                      7.25%          9/1/2006               7,860       8,909
Georgia GO                                                      7.40%          8/1/2007              11,200      12,967
Georgia Muni. Electric Power Auth. Rev.                         6.30%          1/1/2005 (1)          12,775      13,520
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)        6.65%          1/1/2008 (1)           9,220      10,263
                                                                                                             -----------
                                                                                                             $  324,406
                                                                                                             -----------
HAWAII (2.4%)
Hawaii Airport System Rev.                                      5.40%          7/1/2002(1)            7,855       7,969
Hawaii Airport System Rev.                                      5.85%          7/1/2002(1)            7,830       8,000
Hawaii Airport System Rev.                                      5.95%          7/1/2003(1)            2,590       2,680
Hawaii Airport System Rev.                                      6.05%          7/1/2004(1)            3,145       3,298
Hawaii Airport System Rev.                                      6.15%          7/1/2005(1)           10,735      11,326
Hawaii Airport System Rev.                                      6.25%          7/1/2006(1)            5,000       5,280

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
                                                               COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Hawaii Airport System Rev.                                      6.90%          7/1/2012           $  20,195  $   22,781
Hawaii GO                                                       5.00%          2/1/2004              10,000      10,128
Hawaii GO                                                       5.00%          2/1/2005               6,650       6,746
Hawaii GO                                                      5.125%          2/1/2006              11,605      11,806
Hawaii GO                                                       5.25%          4/1/2003 (1)           5,000       5,084
Hawaii GO                                                      5.625%          9/1/2012 (4)           5,000       5,235
Hawaii GO                                                       5.75%         10/1/2011 (1)           2,210       2,349
Hawaii GO                                                       5.75%         10/1/2012 (1)           2,130       2,250
Hawaii GO                                                      5.875%         10/1/2013 (1)           2,000       2,123
Hawaii GO                                                       6.00%         12/1/2009 (3)           3,550       3,863
Hawaii GO                                                       6.00%         11/1/2010 (4)          10,000      10,903
Hawaii GO                                                       6.40%          3/1/2007               5,555       6,053
Honolulu HI City & County GO                                   5.125%          7/1/2010 (3)          16,275      16,591
Honolulu HI City & County GO                                   5.125%          7/1/2011 (3)           7,305       7,385
Honolulu HI City & County GO                                    5.75%          1/1/2006                  10          10
Honolulu HI City & County GO                                    5.75%          1/1/2006 (ETM)         8,815       9,272
Honolulu HI City & County GO                                    6.00%          1/1/2008                   5           5
Honolulu HI City & County GO                                    6.00%          1/1/2008 (ETM)         4,995       5,389
Honolulu HI City & County GO                                    6.30%          3/1/2002 (Prere.)      4,830       5,036
Honolulu HI City & County GO                                    8.00%         10/1/2009              26,940      32,979
Honolulu HI City & County GO                                    8.00%         10/1/2009 (ETM)         3,620       4,470
                                                                                                             -----------
                                                                                                             $  209,011
                                                                                                             -----------
Illinois (3.5%)
Chicago IL GO (City Colleges Improvement Projects)              0.00%          1/1/2012  (3)         26,000      14,529
Chicago IL GO (City Colleges Improvement Projects)              0.00%          1/1/2013              32,670      17,145
Chicago IL Metro. Water Reclamation Dist.                       5.85%         12/1/2003               6,355       6,601
Chicago IL Metro. Water Reclamation Dist.                       5.90%         12/1/2006               4,450       4,745
Chicago IL Metro. Water Reclamation Dist.                       6.05%         12/1/2009               3,000       3,280
Chicago IL Metro. Water Reclamation Dist.                       6.10%         12/1/2006               5,300       5,629
Chicago IL Metro. Water Reclamation Dist.                       6.25%         12/1/2005  (Prere.)    15,000      16,117
Chicago IL School Finance Auth.                                 5.20%          6/1/2005  (3)          3,000       3,065
Chicago IL School Finance Auth.                                 6.10%          6/1/2002  (3)         11,945      12,226
Chicago IL School Finance Auth.                                5.375%          6/1/2008  (3)          9,500       9,794
Chicago IL Water Rev.                                           5.50%         11/1/2003  (2)          5,000       5,133
Chicago IL O'Hare International Airport Rev.                    5.50%          1/1/2009  (2)         10,000      10,297
Cook County IL GO                                               5.75%         11/15/2003 (3)          5,000       5,171
Cook County IL GO                                               5.80%         11/15/2004             10,000      10,449
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)           4.40%         12/1/2006  (2)         45,400      44,166
Illinois GO                                                     6.25%         10/1/2005               6,000       6,280
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)   5.25%          6/1/2008  (1)          4,000       4,095
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)   5.25%          6/1/2009  (1)          4,695       4,799
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)   5.25%          6/1/2010  (1)          5,000       5,102
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)   5.25%          6/1/2011  (1)          4,000       4,060
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)   5.25%          6/1/2012  (1)          4,280       4,309
Illinois Regional Transp. Auth.                                 9.00%          6/1/2008  (2)          6,840       8,667
Illinois Regional Transp. Auth.                                 9.00%          6/1/2009  (2)          4,255       5,497
Illinois Regional Transp. Auth.                                 9.00%          6/1/2005  (2)          5,220       6,149
Illinois Sales Tax Rev.                                        6.125%          6/15/2012              4,250       4,605
Illinois Sales Tax Rev.                                        6.125%          6/15/2014              6,850       7,373
Illinois Sales Tax Rev.                                         6.50%          6/15/2013              5,000       5,599
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. IL      0.00%          6/15/2011 (3)          7,780       4,515
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. IL      6.50%          6/1/2006  (2)         11,885      12,930

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                              COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. IL      6.75%          6/1/2010  (2)      $  25,000  $   28,379
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. IL      7.25%          6/15/2005 (2)          6,670       7,378
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. IL      7.25%          6/15/2005 (2)(ETM)     8,330       9,251
                                                                                                             -----------
                                                                                                             $  297,335
                                                                                                             -----------
INDIANA (0.4%)
Indiana Muni. Power Agency                                     5.875%          1/1/2010(1)            4,500       4,821
Indiana Univ. Student Fee Bonds                                 6.80%          8/1/2004              25,000      25,878
                                                                                                             -----------
                                                                                                             $   30,699
                                                                                                             -----------
KENTUCKY (0.8%)
Kentucky Dev. Finance Auth. Hosp. Rev. (Sisters of Charity)     6.60%         11/1/2001 (Prere.)      5,000       5,201
Kentucky Dev. Finance Auth. (St. Elizabeth Medical Center)     6.625%         11/1/2004 (3)          20,025      20,693
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. VRDO
 (Baptist Healthcare)                                           4.35%         11/8/2000 (1)           2,200       2,200
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. VRDO
 (Baptist Healthcare)                                           4.65%         11/2/2000 (1)           2,400       2,400
Kentucky Property & Buildings Comm. Rev.                        5.25%         11/1/2008               2,500       2,575
Kentucky Property & Buildings Comm. Rev.                        5.50%          9/1/2003               8,000       8,210
Kentucky Property & Buildings Comm. Rev.                        5.60%          9/1/2004               3,000       3,109
Kentucky Property & Buildings Comm. Rev.                        5.70%          9/1/2005               7,350       7,625
Kentucky Property & Buildings Comm. Rev.                        5.75%         10/1/2011               6,135       6,545
Kentucky Property & Buildings Comm. Rev.                        5.75%         10/1/2013               3,500       3,692
Louisville & Jefferson County KY Regional Airport Auth.
Special Fac. Rev. VRDO (UPS Worldwide Forwarding)               4.65%         11/2/2000               5,800       5,800
                                                                                                             -----------
                                                                                                             $   68,050
                                                                                                             -----------
LOUISIANA (1.1%)
Jefferson Parish LA Sales Tax Rev.                              6.75%         12/1/2002  (3)(Prere.)  3,400       3,554
Jefferson Parish LA Sales Tax Rev.                              6.75%         12/1/2006  (3)          7,600       7,910
Louisiana GO                                                    5.25%          4/15/2011 (4)         11,395      11,659
Louisiana GO                                                    5.50%          4/15/2003 (3)          4,445       4,547
Louisiana GO                                                    6.00%          4/15/2004 (3)          7,210       7,536
Louisiana GO                                                    6.25%          4/15/2005 (3)          6,455       6,877
Louisiana GO                                                    6.75%          5/15/2002 (1)          7,680       7,944
Louisiana GO                                                    7.00%          8/1/2004  (1)          5,810       6,285
Louisiana GO                                                    7.75%          8/1/2006  (1)         10,970      12,644
Louisiana Public Fac. Auth. (Franciscan Missionaries)          5.375%          7/1/2011  (1)          4,990       5,132
St. Charles Parish LA PCR PUT (Entergy Inc.)                    5.35%          10/1/2003             24,000      23,935
                                                                                                             -----------
                                                                                                             $   98,023
                                                                                                             -----------
MARYLAND (0.1%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                            6.625%          7/1/2020               4,000  $    4,118
                                                                                                             -----------

MASSACHUSETTS (7.4%)
Boston MA GO                                                    5.25%          4/1/2012   (3)         5,515       5,623
Boston MA Water & Sewer Comm. Rev.                              5.75%         11/1/2013               5,785       6,145
Chelsea MA GO                                                   5.50%          6/15/2008  (2)         4,635       4,903
Chelsea MA GO                                                   5.50%          6/15/2009  (2)         3,000       3,179
Chelsea MA GO                                                   5.50%          6/15/2011  (2)         5,000       5,249
Chelsea MA GO                                                   5.50%          6/15/2012  (2)         5,000       5,217
Massachusetts Bay Transp. Auth.                                5.125%          3/1/2011               2,255       2,291
Massachusetts Bay Transp. Auth.                                5.125%          3/1/2012               5,820       5,869

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
                                                               COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transp. Auth.                                 7.00%          3/1/2009           $   8,880  $   10,228
Massachusetts Bay Transp. Auth.                                 7.25%          3/1/2003 (3)           5,055       5,167
Massachusetts GO                                               5.125%         11/1/2013              10,500      10,551
Massachusetts GO                                                5.25%          4/1/2010               5,180       5,371
Massachusetts GO                                                5.25%          4/1/2011              13,525      13,930
Massachusetts GO                                                5.50%          2/1/2011              17,575      18,014
Massachusetts GO                                                5.50%          2/1/2011 (1)          10,000      10,258
Massachusetts GO                                                5.50%          7/1/2005 (2)(Prere.)   5,360       5,631
Massachusetts GO                                                5.70%          2/1/2008 (1)           6,805       7,138
Massachusetts GO                                                5.75%          6/1/2011              10,000      10,707
Massachusetts GO                                                5.75%          6/1/2012              14,000      14,901
Massachusetts GO                                                5.75%          6/1/2013              24,850      26,312
Massachusetts GO                                                6.00%         11/1/2010               5,000       5,489
Massachusetts GO                                                6.00%          6/1/2014              10,000      10,746
Massachusetts GO                                                6.50%          8/1/2002 (Prere.)      3,840       4,049
Massachusetts GO                                                7.50%          6/1/2004               3,975       4,244
Massachusetts Grant Anticipation Notes                         5.125%          6/15/2010             10,755      10,994
Massachusetts Grant Anticipation Notes                         5.125%         12/15/2010              5,000       5,111
Massachusetts Grant Anticipation Notes                         5.125%          6/15/2011              8,555       8,670
Massachusetts Grant Anticipation Notes                         5.125%         12/15/2012              5,000       5,031
Massachusetts Grant Anticipation Notes                         5.125%          6/15/2013              5,000       4,997
Massachusetts Grant Anticipation Notes                          5.25%          6/15/2010             23,675      24,506
Massachusetts Grant Anticipation Notes                          5.25%         12/15/2010             26,275      27,234
Massachusetts Grant Anticipation Notes                          5.25%          6/15/2011             15,000      15,414
Massachusetts Grant Anticipation Notes                          5.25%         12/15/2011             14,820      15,229
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                        5.25%          7/1/2009(1)            4,215       4,315
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                        5.25%          7/1/2010(1)            4,440       4,534
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                        5.25%          7/1/2011(1)            4,670       4,744
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                        5.25%          7/1/2012(1)            1,850       1,862
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                              5.25%          7/1/2006               6,400       6,022
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                              5.25%          7/1/2007               5,390       4,999
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                              5.25%          7/1/2008               5,030       4,586
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Harvard Pilgrim Health)                                       5.25%          7/1/2009(4)            6,375       6,472
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Harvard Pilgrim Health)                                       5.25%          7/1/2010(4)            5,970       6,042
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Harvard Pilgrim Health)                                       5.25%          7/1/2011(4)            3,530       3,554
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Harvard Pilgrim Health)                                       5.25%          7/1/2012(4)            6,155       6,139
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Partners Healthcare System)                                   5.25%          7/1/2003 (4)           3,725       3,787
Massachusetts Ind. Finance Agency Resource Recovery Rev.
 (Refusetech Inc. Project)                                      6.15%          7/1/2002               4,560       4,635
Massachusetts Ind. Finance Agency Resource Recovery Rev.
 (Refusetech Inc. Project)                                      6.30%          7/1/2005              30,250      31,586

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                              COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Massachusetts Ind. Finance Auth. Rev.
 (BioMed Research Corp.)                                        0.00%          8/1/2004           $   9,480  $    7,907
Massachusetts Port Auth. Rev. PUT (United Airlines)             5.75%         10/1/2007              35,250      35,010
Massachusetts Water Pollution Abatement Trust                  5.125%          8/1/2009               4,000       4,129
Massachusetts Water Pollution Abatement Trust                  5.125%          8/1/2011               5,000       5,111
Massachusetts Water Pollution Abatement Trust                  5.125%          8/1/2014               2,500       2,509
Massachusetts Water Pollution Abatement Trust                   5.25%          8/1/2011                 830         854
Massachusetts Water Pollution Abatement Trust                   5.25%          8/1/2011 (ETM)         6,475       6,700
Massachusetts Water Pollution Abatement Trust                   5.25%          8/1/2012                 295         301
Massachusetts Water Pollution Abatement Trust                   6.00%          8/1/2010               5,000       5,461
Massachusetts Water Pollution Abatement Trust                   6.00%          8/1/2011               4,150       4,517
Massachusetts Water Pollution Abatement Trust                   6.00%          8/1/2012               6,455       6,992
Massachusetts Water Pollution Abatement Trust                   6.00%          8/1/2013               5,000       5,382
Massachusetts Water Resources Auth. GO VRDO                     4.25%         11/8/2000  (3)          8,500       8,500
Massachusetts Water Resources Auth. Rev.                        5.25%          3/1/2007               5,000       5,122
Massachusetts Water Resources Auth. Rev.                        5.25%          3/1/2009               7,175       7,322
Massachusetts Water Resources Auth. Rev.                        5.50%         11/1/2007              32,860      33,905
Massachusetts Water Resources Auth. Rev.                        6.50%          7/15/2010             30,220      34,191
Massachusetts Water Resources Auth. Rev.                        6.50%          7/15/2019             37,515      42,476
Massachusetts Water Resources Auth. Rev. VRDO                   4.25%          11/8/2000 (2)          1,450       1,450
                                                                                                             -----------
                                                                                                             $  629,514
                                                                                                             -----------
MICHIGAN (3.7%)
Detroit MI GO                                                   5.80%          5/1/2002  (2)          8,970       9,144
Detroit MI GO                                                   5.90%          5/1/2003  (2)          9,490       9,800
Detroit MI Sewer System Rev.                                    5.25%          7/1/2015  (1)          4,000       3,988
Greater Detroit MI Resource Recovery Auth.                      5.50%         12/13/2004 (2)          7,505       7,767
Greater Detroit MI Resource Recovery Auth.                      6.25%         12/13/2005 (2)         17,205      18,453
Greater Detroit MI Resource Recovery Auth.                      6.25%         12/13/2006 (2)         22,475      24,307
Greater Detroit MI Resource Recovery Auth.                      6.25%         12/13/2007 (2)         11,070      12,069
Greater Detroit MI Resource Recovery Auth.                      6.25%         12/13/2008 (2)          5,625       6,180
Michigan Building Auth. Rev.                                    4.75%         10/15/2013             15,000      14,410
Michigan Building Auth. Rev.                                    5.25%         10/15/2010              3,485       3,585
Michigan Building Auth. Rev.                                    5.25%         10/15/2011              5,825       5,959
Michigan Building Auth. Rev.                                    5.25%         10/15/2013              2,500       2,521
Michigan Building Auth. Rev.                                   5.375%         10/15/2010              5,880       6,102
Michigan Building Auth. Rev.                                    6.00%         10/15/2007              9,000       9,693
Michigan Building Auth. Rev.                                    6.50%          10/1/2001 (2)(Prere.)  3,000       3,116
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                              5.30%         10/1/2011              10,840      11,095
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                             5.375%         10/1/2013               4,000       4,032
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                              5.50%         10/1/2006               3,340       3,482
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                              5.50%         10/1/2007               3,910       4,088
Michigan Muni Bond Auth. Rev. Clean Water Revolving Fund        5.75%         10/1/2011              10,390      11,129
Michigan Muni Bond Auth. Rev. Clean Water Revolving Fund       5.875%         10/1/2012               7,680       8,273
Michigan Muni Bond Auth. Rev. Clean Water Revolving Fund       5.875%         10/1/2013              10,740      11,504
Michigan Muni. Bond Auth. Local Govt. Loan Auth.                0.00%         12/1/2000  (3)          5,590       5,569
Michigan Muni. Bond Auth. Local Govt. Loan Auth.                0.00%         12/1/2001  (3)          9,630       9,165
Michigan Public Power Agency Rev.                               5.30%          1/1/2005              13,075      13,393
Michigan Public Power Agency Rev.                              5.375%          1/1/2006              13,790      14,127

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
                                                               COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Michigan Public Power Agency Rev.                               5.50%          1/1/2007           $  14,545  $   14,941
Michigan Public Power Agency Rev.                               5.50%          1/1/2008               9,360       9,601
Univ. of Michigan Hosp. Rev. VRDO (Medical Service Plan)        4.65%         11/2/2000              17,620      17,620
Wayne Charter County MI Airport Rev.                            5.25%         12/1/2010  (1)         12,000      12,187
Wayne Charter County MI Airport Rev.                            5.25%         12/1/2011  (1)         10,845      10,929
Wayne Charter County MI Airport Rev.                            5.25%         12/1/2012  (1)         15,270      15,256
                                                                                                             -----------
                                                                                                             $  313,485
                                                                                                             -----------
MINNESOTA (0.7%)
Minnesota GO                                                    5.00%          6/1/2010               8,485       8,629
Minnesota GO                                                    5.00%          6/1/2011               8,675       8,773
Minnesota GO                                                    5.00%          6/1/2012               3,255       3,271
Minnesota GO                                                   5.125%         11/1/2009               8,275       8,466
Northern Minnesota Muni. Power Agency
Electric System Rev.                                            5.25%          1/1/2012(4)            6,000       6,094
Western Minnesota Muni. Power Agency                           5.375%          1/1/2008 (2)           5,645       5,864
Western Minnesota Muni. Power Agency                            5.50%          1/1/2010 (2)          14,045      14,608
                                                                                                             -----------
                                                                                                             $   55,705
                                                                                                             -----------
MISSISSIPPI (0.6%)
Mississippi GO                                                  5.25%          5/1/2008               5,805       5,919
Mississippi GO                                                  6.00%         12/1/2006               6,380       6,839
Mississippi GO                                                  6.00%         11/1/2011               9,225       9,970
Mississippi GO                                                  6.00%         11/1/2012               9,725      10,459
Mississippi GO                                                  6.50%          5/1/2003               4,285       4,486
Mississippi GO                                                  6.50%          9/1/2006               5,125       5,604
Mississippi GO                                                  7.00%          5/1/2005               4,840       5,301
                                                                                                             -----------
                                                                                                             $   48,578
                                                                                                             -----------
MISSOURI (0.2%)
Missouri Health & Educ. Fac. Auth. Educ. Fac. Rev. VRDO
 (Washington Univ.)                                             4.60%         11/2/2000              11,000      11,000
Missouri Health & Educ. Fac. Auth. Health Fac. Rev
 (St Anthony's Medical Center)                                 6.125%         12/1/2019               2,500       2,464
St. Louis County MO Rockwood School Dist. GO                    8.50%          2/1/2002               5,940       6,224
                                                                                                             -----------
                                                                                                             $   19,688
                                                                                                             -----------
MONTANA (0.3%)
Forsyth MT PCR PUT (Portland General Electric Co.)              4.60%          5/1/2003              10,000       9,804
Montana Health Fac. Auth. Rev.
 (Sisters of Charity Health System)                             5.25%         12/1/2009  (1)          3,330       3,434
Montana Health Fac. Auth. Rev.
 (Sisters of Charity Health System)                             5.25%         12/1/2010  (1)          2,445       2,511
Montana Health Fac. Auth. Rev.
 (Sisters of Charity Health System)                             5.25%         12/1/2011  (1)          4,980       5,080
Montana Health Fac. Auth. Rev.
 (Sisters of Charity Health System)                             5.25%         12/1/2012  (1)          2,725       2,761
                                                                                                             -----------
                                                                                                             $   23,590
                                                                                                             -----------
NEBRASKA (0.8%)
Nebraska Public Power Dist. Rev.                                5.25%          1/1/2010 (1)          26,500      27,295
Nebraska Public Power Dist. Rev.                                5.25%          1/1/2011 (1)          10,000      10,226
Nebraska Public Power Dist. Rev.                                5.25%          1/1/2012               5,000       5,076
Nebraska Public Power Dist. Rev.                                5.60%          7/1/2003              13,175      13,528
Omaha NE Public Power Dist Electric Rev.                        5.30%          2/1/2005               9,725       9,988
Omaha NE Public Power Dist Electric Rev.                        5.50%          2/1/2007               5,000       5,220
                                                                                                             -----------
                                                                                                             $   71,333
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                              COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
NEVADA (3.6%)
Clark County NV Airport System Rev.                             5.25%          7/1/2012  (1)      $   4,225  $    4,279
Clark County NV Airport System Rev.                            5.375%          7/1/2010  (1)          8,470       8,789
Clark County NV GO                                              5.50%          6/1/2012  (3)          6,365       6,530
Clark County NV GO                                              5.60%          6/1/2013  (3)          7,175       7,371
Clark County NV GO                                             5.625%          6/1/2014  (3)          7,450       7,640
Clark County NV GO                                              7.50%          6/1/2006  (2)          3,575       4,058
Clark County NV GO                                              7.50%          6/1/2007  (2)          9,550      11,019
Clark County NV GO                                              7.50%          6/1/2009  (2)          6,825       8,087
Clark County NV GO                                              8.00%          6/1/2008  (2)          9,875      11,870
Clark County NV Passenger Fac. Rev.
 (McCarran International Airport)                              5.375%          7/1/2010  (1)          6,435       6,693
Clark County NV Passenger Fac. Rev.
 (McCarran International Airport)                              5.375%          7/1/2011  (1)          9,445       9,750
Clark County NV Passenger Fac. Rev.
 (McCarran International Airport)                              5.375%          7/1/2012  (1)          8,295       8,499
Clark County NV School Dist. GO                                5.375%          5/1/2006  (3)          3,740       3,834
Clark County NV School Dist. GO                                5.375%          5/1/2007  (3)          9,195       9,417
Clark County NV School Dist. GO                                5.375%          5/1/2008  (3)          9,170       9,383
Clark County NV School Dist. GO                                 5.50%          6/15/2010 (3)         16,325      16,962
Clark County NV School Dist. GO                                 5.60%          6/15/2009 (3)          9,640      10,182
Clark County NV School Dist. GO                                5.625%          6/15/2013 (3)         10,000      10,302
Clark County NV School Dist. GO                                 5.70%          6/15/2009 (1)         10,825      11,417
Clark County NV School Dist. GO                                5.875%          6/15/2005 (1)(Prere.) 23,760      25,230
Clark County NV School Dist. GO                                 5.90%          6/15/2006 (3)(Prere.) 10,000      10,709
Clark County NV School Dist. GO                                 6.50%          6/15/2006 (3)         12,115      13,181
Clark County NV School Dist. GO                                 7.25%          6/15/2002 (1)          3,995       4,163
Las Vegas NV Convention & Visitors Auth.                        6.00%          7/1/2011  (2)         10,000      10,782
Las Vegas NV Convention & Visitors Auth.                        6.00%          7/1/2012  (2)          5,000       5,359
Las Vegas NV Convention & Visitors Auth.                        6.00%          7/1/2014  (2)          4,500       4,784
Nevada GO                                                       5.25%          5/15/2010              8,555       8,731
Nevada GO                                                       5.25%          5/15/2011             16,455      16,690
Nevada GO                                                       5.25%          5/15/2012             17,300      17,439
Nevada GO                                                       6.00%          5/1/2005              10,450      10,637
Nevada GO                                                       6.00%          5/15/2010              6,680       7,266
Washoe County NV Hosp. Medical Center                           6.00%          6/1/2009  (2)          6,310       6,663
                                                                                                             -----------
                                                                                                             $  307,716
                                                                                                             -----------
NEW HAMPSHIRE (0.6%)
New Hampshire Business Finance Auth. PCR
 (Public Service Co. of New Hampshire)                          6.00%          5/1/2021              35,300      32,939
New Hampshire Business Finance Auth. PCR PUT
 (United Illuminating)                                          4.55%          2/1/2004              15,000      14,645
New Hampshire State Industrial Development Authority
Rev. (Connecticut Light & Power)                                5.90%          8/1/2018               7,000       6,512
                                                                                                             -----------
                                                                                                             $   54,096
                                                                                                             -----------
NEW JERSEY (6.9%)
Camden County NJ Muni. Util. Auth.                              0.00%          9/1/2002 (3)          18,545      17,049
Camden County NJ Muni. Util. Auth.                              0.00%          9/1/2003 (3)          18,545      16,262
Essex County NJ Solid Waste Util. Auth.                         5.50%          4/1/2011 (4)           3,000       3,176
Gloucester County NJ Improvement Auth.
 Solid Waste Resource Rev.                                      6.85%         12/1/2029               4,000       4,136
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.         5.70%          7/1/2005 (1)           6,330       6,627
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.         5.80%          7/1/2007 (1)          17,800      18,788

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
                                                               COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.         5.80%          7/1/2008 (1)       $   4,000  $    4,215
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.        5.875%          7/1/2011 (1)           6,000       6,301
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.         7.00%          7/1/2003 (1)          26,195      27,801
New Jersey Econ. Dev. Auth. Rev.                                5.50%          5/1/2008 (4)          10,520      11,081
New Jersey GO                                                   6.00%          7/15/2006              3,300       3,534
New Jersey Health Care Fac. Finance Auth. Rev.
 (Saint Barnabas Health Care)                                   5.25%          7/1/2010 (1)           8,050       8,285
New Jersey Health Care Fac. Finance Auth. Rev.
 (Saint Barnabas Health Care)                                   5.25%          7/1/2011 (1)           8,230       8,410
New Jersey Health Care Fac. Finance Auth. Rev.
 (Saint Barnabas Health Care)                                   5.25%          7/1/2012 (1)           2,000       2,029
New Jersey Health Care Fac. Finance Auth. Rev.
 (Saint Barnabas Health Care)                                   5.25%          7/1/2014 (1)           2,850       2,856
New Jersey Sports & Exposition Auth.                            6.50%          3/1/2002 (Prere.)      1,340       1,401
New Jersey Sports & Exposition Auth.                            6.50%          3/1/2006               3,955       4,125
New Jersey Sports & Exposition Auth.                            6.50%          3/1/2007               2,930       3,056
New Jersey Transit Corp. (CTFS Federal Transp. Admin. Grants)   5.25%          9/15/2004              4,000       4,101
New Jersey Transit Corp. (CTFS Federal Transp. Admin. Grants)   5.50%          9/15/2011 (2)         45,000      47,330
New Jersey Transit Corp. (CTFS Federal Transp. Admin. Grants)   5.75%          9/15/2013 (2)         25,000      26,366
New Jersey Transit Corp. (CTFS Federal Transp. Admin. Grants)   5.75%          9/15/2014 (2)         28,470      29,867
New Jersey Transp. Corp. Grant Anticipation Notes               5.50%          9/1/2003              12,500      12,842
New Jersey Transp. Trust Fund Auth. Rev.                        5.50%          6/15/2011 (1)          4,250       4,400
New Jersey Transp. Trust Fund Auth. Rev.                        6.00%         12/15/2004 (1)          4,000       4,223
New Jersey Transp. Trust Fund Auth. Rev.                        6.00%          6/15/2005 (2)         11,310      11,986
New Jersey Transp. Trust Fund Auth. Rev.                        6.00%          6/15/2008             34,660      37,517
New Jersey Transp. Trust Fund Auth. Rev.                        6.00%          6/15/2009             37,000      40,142
New Jersey Transp. Trust Fund Auth. Rev.                        6.50%          6/15/2005 (2)          5,000       5,400
New Jersey Transp. Trust Fund Auth. Rev.                        6.50%          6/15/2011 (1)         20,000      22,749
New Jersey Transp. Trust Fund Auth. Rev.                        7.00%          6/15/2012 (1)         20,000      23,609
New Jersey Turnpike Auth. Rev.                                  4.75%          1/1/2006  (ETM)       12,350      12,333
New Jersey Turnpike Auth. Rev.                                 5.625%          1/1/2015  (1)          8,215       8,497
New Jersey Turnpike Auth. Rev.                                  5.75%          1/1/2010  (1)         35,220      37,810
New Jersey Turnpike Auth. Rev.                                  5.90%          1/1/2002 (2)           1,700       1,760
New Jersey Turnpike Auth. Rev.                                  5.90%          1/1/2002 (Prere.)      6,110       6,327
New Jersey Turnpike Auth. Rev.                                  5.90%          1/1/2003 (2)           3,000       3,090
New Jersey Turnpike Auth. Rev.                                  5.90%          1/1/2004 (2)          12,920      13,365
New Jersey Turnpike Auth. Rev.                                  6.00%          1/1/2005 (2)          22,220      23,036
New Jersey Turnpike Auth. Rev.                                  6.50%          1/1/2009 (2)          50,000      55,898
New Jersey Turnpike Auth. Rev. VRDO                             4.15%         11/8/2000 (3) LOC       5,700       5,700
Rutgers State Univ. NJ GO                                       6.40%          5/1/2013               4,675       5,241
                                                                                                             -----------
                                                                                                             $  592,721
                                                                                                             -----------
NEW MEXICO (0.4%)
New Mexico Highway Commission Tax Rev.                          5.75%          6/15/2012             16,310      17,286
New Mexico Highway Commission Tax Rev.                          6.00%          6/15/2011             12,780      13,878
                                                                                                             -----------
                                                                                                             $   31,164
                                                                                                             -----------
NEW YORK (13.6%)
Long Island NY Power Auth. Electric System Rev.                 5.00%          4/1/2008 (1)           5,000       5,027
Long Island NY Power Auth. Electric System Rev.                5.125%          4/1/2012 (1)          25,195      25,428
Long Island NY Power Auth. Electric System Rev.                 5.50%         12/1/2008 (2)           5,000       5,259
Long Island NY Power Auth. Electric System Rev.                 5.50%         12/1/2009 (2)           6,000       6,320
Long Island NY Power Auth. Electric System Rev.                 5.50%         12/1/2010 (2)          15,000      15,794
Long Island NY Power Auth. Electric System Rev.                 5.50%         12/1/2011 (2)          25,000      26,402
Long Island NY Power Auth. Electric System Rev.                 5.50%         12/1/2012 (4)          14,500      15,286

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
------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                              COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Metro. NY Transp. Auth. Rev. Commuter Fac.                      5.00%          7/1/2011  (1)       $ 16,625  $   16,717
Metro. NY Transp. Auth. Rev. Commuter Fac.                      5.00%          7/1/2013  (1)         18,000      17,832
Metro. NY Transp. Auth. Rev. Commuter Fac.                      5.00%          7/1/2014  (2)          7,770       7,634
Metro. NY Transp. Auth. Rev. Commuter Fac.                      5.60%          7/1/2011               4,755       4,916
Metro. NY Transp. Auth. Rev. Commuter Fac.                     5.625%          7/1/2012               4,805       4,942
Metro. NY Transp. Auth. Rev. Commuter Fac.                      5.75%          7/1/2013               4,880       5,027
Metro. NY Transp. Auth. Rev. Commuter Fac.                     5.875%          7/1/2014               5,000       5,166
Metro. NY Transp. Auth. Rev. Commuter Fac.                      6.10%          7/1/2007  (1)          3,625       3,921
Metro. NY Transp. Auth. Rev. Commuter Fac.                      6.10%          7/1/2008  (1)          1,100       1,195
Metro. NY Transp. Auth. Rev. Dedicated Petroleum Tax            5.25%          4/1/2013  (3)         11,755      11,903
Metro. NY Transp. Auth. Rev. Dedicated Petroleum Tax            5.50%          4/1/2015  (1)          4,500       4,579
Metro. NY Transp. Auth. Rev. Transp. Fac.                       0.00%          7/1/2011              21,200      12,197
Metro. NY Transp. Auth. Rev. Transp. Fac.                      5.125%          7/1/2012  (4)         10,765      10,878
Metro. NY Transp. Auth. Rev. Transp. Fac.                      5.125%          7/1/2013  (4)         16,455      16,520
Metro. NY Transp. Auth. Rev. Transp. Fac.                       5.20%          7/1/2005  (2)          5,760       5,923
Metro. NY Transp. Auth. Rev. Transp. Fac.                       5.25%          7/1/2009  (4)          20,000     20,731
Metro. NY Transp. Auth. Rev. Transp. Fac.                       5.25%          7/1/2010  (4)           2,575      2,662
Metro. NY Transp. Auth. Rev. Transp. Fac.                       5.40%          7/1/2003               5,860       5,982
Metro. NY Transp. Auth. Rev. Transp. Fac.                       5.50%          7/1/2012  (4)           5,000      5,204
Metro. NY Transp. Auth. Rev. Transp. Fac.                      5.875%          7/1/2014               6,285       6,493
Metro. NY Transp. Auth. Rev. Transp. Fac.                       7.00%          7/1/2009  (2)          10,000     11,582
Muni. Assistance Corp. for New York City NY                     5.20%          7/1/2007  (2)           4,500      4,638
Muni. Assistance Corp. for New York City NY                     5.50%          7/1/2001               2,000       2,016
Muni. Assistance Corp. for New York City NY                     5.50%          7/1/2002              10,000      10,187
Muni. Assistance Corp. for New York City NY                     6.00%          7/1/2004               4,200       4,416
Muni. Assistance Corp. for New York City NY                     6.00%          7/1/2006              13,500      14,460
Muni. Assistance Corp. for New York City NY                     6.00%          7/1/2008              10,000      10,835
Muni. Assistance Corp. for New York City NY                     6.25%          7/1/2005               5,000       5,362
Nassau County NY GO                                             5.00%          6/1/2004  (2)          5,210       5,295
Nassau County NY GO                                             5.00%          9/1/2011  (3)          7,550       7,573
Nassau County NY GO                                             5.00%          9/1/2012  (3)          6,720       6,692
Nassau County NY GO                                             5.00%          9/1/2013  (3)          5,730       5,655
Nassau County NY GO                                             7.00%          3/1/2004               7,500       7,964
New York City NY GO                                             5.25%          8/15/2010 (1)          5,000       5,178
New York City NY GO                                             5.25%          8/1/2011  (1)          7,000       7,180
New York City NY GO                                             5.70%          8/1/2007               9,800      10,343
New York City NY GO                                             5.75%          2/15/2005 (Prere.)     1,245       1,315
New York City NY GO                                            5.875%          8/15/2012 (3)          7,000       7,408
New York City NY GO                                             5.90%          8/1/2009               6,125       6,491
New York City NY GO                                             5.90%          8/1/2010               4,750       5,024
New York City NY GO                                             6.00%          8/1/2011               5,600       5,928
New York City NY GO                                             6.00%          8/1/2012               4,000       4,218
New York City NY GO                                             6.10%          8/1/2002               4,000       4,110
New York City NY GO                                            6.375%          8/1/2004               3,985       4,161
New York City NY GO                                             7.00%          2/1/2002 (Prere.)      4,395       4,601
New York City NY GO                                             7.00%          2/1/2005                 605         630
New York City NY GO                                             7.00%          8/1/2005               6,500       7,141
New York City NY GO                                             8.00%          4/1/2006  (2)          5,955       6,903
New York City NY GO                                             8.00%         11/1/2000  (2)          2,175       2,175
New York City NY IDA (USTA National Tennis Center Project)     6.375%         11/15/2007 (4)          6,200       6,685
New York City NY IDA (USTA National Tennis Center Project)      6.40%         11/15/2008 (4)          4,105       4,430
New York City NY IDA (USTA National Tennis Center Project)      6.50%         11/15/2009 (4)          6,745       7,304
New York City NY IDA (USTA National Tennis Center Project)      6.50%         11/15/2010 (4)          3,500       3,762

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                              COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.                                       5.30%          6/15/2006          $  27,665  $   28,498
New York City NY Transitional Finance Auth. Rev.                5.00%         11/15/2009              3,550       3,609
New York City NY Transitional Finance Auth. Rev.                5.00%         11/15/2010             16,375      16,604
New York City NY Transitional Finance Auth. Rev.               5.125%         11/1/2010               7,570       7,758
New York City NY Transitional Finance Auth. Rev.               5.125%         11/1/2011               7,245       7,360
New York City NY Transitional Finance Auth. Rev.               5.125%         11/1/2012               7,000       7,065
New York City NY Transitional Finance Auth. Rev.               5.125%         11/1/2013               6,000       6,007
New York City NY Transitional Finance Auth. Rev.                5.25%         11/15/2011             12,585      12,923
New York City NY Transitional Finance Auth. Rev.                5.25%          5/1/2012               3,475       3,545
New York City NY Transitional Finance Auth. Rev.                5.25%         11/15/2012              5,000       5,101
New York City NY Transitional Finance Auth. Rev.                5.50%         11/15/2008              2,000       2,106
New York City NY Transitional Finance Auth. Rev.                5.50%          2/15/2011              3,500       3,665
New York City NY Transitional Finance Auth. Rev.                5.50%          2/15/2012              5,945       6,204
New York City NY Transitional Finance Auth. Rev.                5.75%          8/15/2010             14,740      15,834
New York City NY Transitional Finance Auth. Rev.               5.875%         11/1/2012               6,000       6,454
New York State Dormitory Auth. Rev. (City Univ.)                6.25%          7/1/2003               4,250       4,419
New York State Dormitory Auth. Rev. (City Univ.)                6.25%          7/1/2004               6,570       6,954
New York State Dormitory Auth. Rev. (City Univ.)                6.35%          7/1/2004               2,500       2,638
New York State Dormitory Auth. Rev. (City Univ.)                6.45%          7/1/2005               1,500       1,605
New York State Dormitory Auth. Rev. (City Univ.)                7.00%          7/1/2001  (3)          8,090       8,231
New York State Dormitory Auth. Rev. (City Univ.)                7.00%          7/1/2001  (3)(ETM)     1,910       1,945
New York State Dormitory Auth. Rev.
 (Jewish Medical Center)                                        5.25%          7/1/2010  (1)          4,000       4,103
New York State Dormitory Auth. Rev.
 (Jewish Medical Center)                                        5.25%          7/1/2011  (1)          9,170       9,342
New York State Dormitory Auth. Rev.
 (Mental Health Services)                                       5.25%          2/15/2011 (1)          7,370       7,562
New York State Dormitory Auth. Rev. (New York Univ.)           6.375%          7/1/2001  (3)(Prere.)  1,645       1,700
New York State Dormitory Auth. Rev. (New York Univ.)           6.375%          7/1/2007  (3)         25,355      26,135
New York State Dormitory Auth. Rev. (Second Hosp.)              5.00%          2/15/2010 (4)          4,500       4,536
New York State Dormitory Auth. Rev. (Second Hosp.)              5.10%          2/15/2011 (2)         10,040      10,120
New York State Dormitory Auth. Rev. (Second Hosp.)              5.10%          2/15/2011 (4)          6,285       6,335
New York State Dormitory Auth. Rev. (State Univ.)               5.80%          5/15/2005              5,400       5,669
New York State Dormitory Auth. Rev. (State Univ.)               5.90%          5/15/2006              2,000       2,116
New York State Dormitory Auth. Rev. (State Univ.)               6.00%          7/1/2003  (2)          4,000       4,159
New York State Dormitory Auth. Rev. (State Univ.)               6.00%          7/1/2004  (2)          4,000       4,205
New York State Dormitory Auth. Rev. (State Univ.)               6.00%          5/15/2012 (1)         16,160      17,603
New York State Dormitory Auth. Rev. (State Univ.)               6.00%          5/15/2013 (1)         22,285      24,151
New York State Dormitory Auth. Rev. (State Univ.)               6.00%          5/15/2014             10,660      11,494
New York State Dormitory Auth. Rev. (State Univ.)               6.10%          5/15/2004 (Prere.)     2,000       2,145
New York State Dormitory Auth. Rev. (Univ. of Rochester)        5.75%          7/1/2014  (1)          9,725      10,003
New York State Dormitory Auth. Rev. (Univ. System)              5.25%          7/1/2017  (1)         14,900      14,655
New York State Dormitory Auth. Rev.
 (Upstate Community Colleges)                                   5.25%          7/1/2010               3,920       4,052
New York State Dormitory Auth. Rev.
 (Upstate Community Colleges)                                   5.25%          7/1/2011               3,610       3,711
New York State Energy Research & Dev. Auth. VRDO
 (Consolidated Edison)                                          4.15%         11/8/2000              11,900      11,900
New York State Environmental Fac. Corp.
 (Clean Water & Drinking Revolving Funds)                       5.25%          6/15/2010              9,245       9,577
New York State Environmental Fac. Corp.
 (Clean Water & Drinking Revolving Funds)                       5.25%          6/15/2011              9,885      10,163

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


------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                              COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
New York State Environmental Fac. Corp.
 (Clean Water & Drinking Revolving Funds)                       5.25%          6/15/2012              6,350       6,489
New York State Environmental Fac. Water PCR                     5.50%          6/15/2009 (1)         10,000      10,474
New York State GO                                               6.00%         10/1/2004               4,195       4,417
New York State Local Govt. Assistance Corp.                     5.00%          4/1/2012  (3)          8,500       8,511
New York State Medical Care Fac. Finance Agency Rev.           5.375%          2/15/2014 (4)          4,460       4,495
New York State Medical Care Fac. Finance Agency Rev.            6.00%          8/15/2002 (1)          5,350       5,496
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)                                  5.25%          4/1/2009  (3)          4,510       4,671
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)                                  5.25%          4/1/2011  (2)          5,000       5,123
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)                                  5.25%          4/1/2011  (3)         11,615      11,927
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)                                  5.25%          4/1/2012  (3)          6,220       6,349
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)                                  5.25%          4/1/2013  (3)          5,435       5,511
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)                                  5.25%          4/1/2015  (2)         10,000      10,013
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)                                  5.30%          4/1/2008  (1)          7,740       8,003
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)                                  5.40%          4/1/2007  (1)          9,215       9,620
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)                                  6.25%          4/1/2006  (3)         10,000      10,803
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)                                  6.25%          4/1/2010  (4)         16,725      18,558
New York State Thruway Auth.
 (Highway & Bridge Trust Fund)                                  6.25%          4/1/2011  (4)          3,000       3,333
New York State Thruway Auth. (Service Contract)                5.375%          4/1/2009  (1)         16,500      17,208
New York State Thruway Auth. (Service Contract)                5.375%          4/1/2012  (1)         16,520      17,018
New York State Thruway Auth. (Service Contract)                 5.75%          4/1/2004  (1)         14,000      14,820
New York State Urban Dev. Corp. Rev. (Correctional Fac.)        6.40%          1/1/2004               9,685      10,177
Onondaga County NY PCR (Anheuser-Busch Cos., Inc. Project)     6.625%          8/1/2006              10,000      10,896
Port Auth. of New York & New Jersey                             5.50%          9/15/2008 (3)          5,810       6,051
Suffolk County NY Water Auth.                                   6.80%          6/1/2012 (ETM)        10,660      12,212
Triborough Bridge & Tunnel Auth. Rev. NY                        0.00%          1/1/2003              19,185      17,344
Triborough Bridge & Tunnel Auth. Rev. NY                        5.25%          1/1/2010  (4)         11,000      11,355
Triborough Bridge & Tunnel Auth. Rev. NY                        5.50%          1/1/2006  (4)          1,000       1,043
Triborough Bridge & Tunnel Auth. Rev. NY                        6.00%          1/1/2012              12,000      13,081
Triborough Bridge & Tunnel Auth. Rev. NY                        6.60%          1/1/2010              55,325      62,505
                                                                                                             -----------
                                                                                                             $1,163,064
                                                                                                             -----------
NORTH CAROLINA (0.1%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hospital)       5.25%         10/1/2019              10,000  $    8,848
                                                                                                             -----------
OHIO (3.0%)
Butler County OH BAN                                            4.55%          3/15/2001              2,600       2,603
Cleveland OH GO                                                 5.50%          8/1/2008  (1)          6,295       6,635
Cleveland OH Water Works                                        5.25%          1/1/2009  (4)         10,110      10,476
Cleveland OH Water Works                                        5.25%          1/1/2010  (4)          7,000       7,247
Cleveland OH Water Works                                        5.25%          1/1/2011  (4)          5,745       5,896
Cleveland OH Water Works                                        5.25%          1/1/2012  (4)         10,695      10,897
Cleveland OH Water Works                                        6.00%          1/1/2002  (1)         11,190      11,384

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
                                                               COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Cleveland OH Water Works                                        6.00%          1/1/2003  (1)      $   2,105  $    2,170
Cleveland OH Water Works                                        6.00%          1/1/2004  (1)          6,855       7,153
Cleveland OH Water Works                                        6.00%          1/1/2005  (1)          4,545       4,792
Cleveland OH Water Works                                        6.00%          1/1/2006  (1)          2,100       2,235
Cleveland OH Water Works                                        6.25%          1/1/2005  (2)          4,910       5,093
Franklin County OH Hosp. Rev.                                   5.75%          5/15/2012 (2)          5,000       5,130
Hamilton County OH Hosp. Fac. Rev. VRDO
 (Health Alliance of Greater Cincinnati)                        4.35%         11/8/2000  (1)          2,200       2,200
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                                5.625%          9/1/2013  (1)          3,000       3,098
Lorain County OH Hosp. Fac. Rev. VRDO
 (Catholic Healthcare Partners)                                 4.40%         11/8/2000               1,700       1,700
Ohio Air Quality Dev. Auth. VRDO
 (Cincinnati Gas & Electric Co. Project)                        4.60%         11/2/2000  LOC          1,100       1,100
Ohio Building Auth. (Adult Correctional Building)               5.75%          4/1/2008               5,375       5,727
Ohio Building Auth. (Adult Correctional Building)               5.75%          4/1/2009  (2)          5,485       5,829
Ohio Building Auth. (Adult Correctional Building)               5.90%         10/1/2009  (1)          4,435       4,661
Ohio Building Auth. (Adult Correctional Building)               6.00%         10/1/2007  (2)          3,710       4,008
Ohio Building Auth. (Data Center)                               5.75%         10/1/2005               3,070       3,232
Ohio Building Auth. (Highway Safety Building)                  5.375%         10/1/2009  (2)          4,605       4,799
Ohio Building Auth. (Highway Safety Building)                   5.75%         10/1/2008  (2)          5,055       5,386
Ohio Building Auth. (Highway Safety Building)                   6.00%          4/1/2007  (2)          4,640       4,989
Ohio Building Auth. (State Correctional Fac.)                   5.70%         10/1/2003               3,305       3,418
Ohio Building Auth. (State Correctional Fac.)                   5.70%         10/1/2004               2,725       2,842
Ohio Building Auth. (State Correctional Fac.)                   5.80%         10/1/2006               4,360       4,630
Ohio Building Auth. (State Correctional Fac.)                   5.90%         10/1/2007               2,500       2,687
Ohio Building Auth. (State Correctional Fac.)                   6.50%         10/1/2002               3,790       3,933
Ohio Building Auth. (State Correctional Fac.)                   6.50%         10/1/2002  (1)          5,350       5,549
Ohio Building Auth. (State Correctional Fac.)                   6.50%         10/1/2003               5,500       5,702
Ohio Building Auth. (State Correctional Fac.)                   6.50%         10/1/2003  (1)          5,710       6,019
Ohio Building Auth. (State Correctional Fac.)                   6.50%         10/1/2004               2,500       2,592
Ohio GO                                                        7.625%          8/1/2010               3,510       4,284
Ohio Higher Educ. Fac.                                          5.90%         12/1/2005               8,175       8,444
Ohio Housing Finance Agency Mortgage Rev.                      5.025%          3/1/2021              20,550      20,373
Ohio Public Fac. Comm. Higher Educ. Fac.                        5.00%         12/1/2009               5,190       5,276
Ohio Public Fac. Comm. Higher Educ. Fac.                        5.25%          5/1/2010  (2)          5,950       6,060
Ohio Public Fac. Comm. Higher Educ. Fac.                        5.50%         12/1/2006               5,465       5,621
Ohio Turnpike Comm. Rev.                                        5.50%          2/15/2010 (1)          4,435       4,626
Ohio Water Dev. Auth.                                           5.00%          6/1/2015  (1)          2,000       1,955
Ohio Water Dev. Auth.                                           6.00%         12/1/2004  (2)(Prere.)  2,520       2,640
Ohio Water Dev. Auth.                                           6.00%         12/1/2008  (2)          3,480       3,634
Ohio Water Dev. Auth. VRDO (Mead Corp.)                         4.55%         11/2/2000  LOC          2,900       2,900
Ohio Housing Finance Agency Mortgage Rev.                       5.45%          9/1/2031              28,000      28,240
                                                                                                             -----------
                                                                                                             $  259,865
                                                                                                             -----------
OKLAHOMA (1.4%)
Grand River Dam Auth. OK                                        5.70%          6/1/200   (4)         20,000      20,924
Grand River Dam Auth. OK                                        5.75%          6/1/2006  (4)         19,350      20,414
Grand River Dam Auth. OK                                        6.25%          6/1/2011  (2)          7,600       8,479
Grand River Dam Auth. OK                                        8.00%          6/1/2002              21,000      22,107
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)             5.125%          8/15/2010              2,955       2,426
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)              5.20%          8/15/2011              3,000       2,415
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)             5.625%          8/15/2019             14,445      10,666
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)              5.75%          8/15/2012              3,000       2,486

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                              COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)              5.75%          8/15/2013          $   2,000  $    1,634
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)              5.75%          8/15/2014              5,805       4,696
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)              5.75%          8/15/2015              2,000       1,574
Oklahoma Turnpike Auth.                                         5.50%          1/1/2009               6,000       6,364
Tulsa OK Ind. Dev. PUT (St. Francis Hosp.)                      5.15%         12/15/2003             13,715      13,702
Tulsa OK Metro. Util. Auth. Rev.                                7.00%          2/1/2003               4,830       4,928
                                                                                                             -----------
                                                                                                             $  122,815
                                                                                                             -----------
OREGON (0.9%)
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                         5.50%          2/15/2009              7,715       7,963
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                         5.50%          2/15/2010              9,955      10,268
Oregon Dept. of Administrative Services Lottery Rev.            5.75%          4/1/2010  (4)          7,560       8,087
Oregon Dept. of Administrative Services Lottery Rev.            5.75%          4/1/2011  (4)          8,715       9,288
Oregon Dept. of Administrative Services Lottery Rev.            5.75%          4/1/2012  (4)          2,500       2,649
Oregon Dept. of Administrative Services Lottery Rev.            5.75%          4/1/2013  (4)          3,000       3,163
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                               5.00%          7/1/2013  (3)          2,520       2,426
Portland OR Sewer System Rev.                                   5.00%          6/1/2010  (3)         12,980      13,146
Portland OR Sewer System Rev.                                   5.00%          6/1/2012  (3)         13,580      13,613
Portland OR Sewer System Rev.                                   6.00%          6/1/2007  (3)          5,600       6,037
                                                                                                             -----------
                                                                                                             $   76,640
                                                                                                             -----------
PENNSYLVANIA (6.2%)
Beaver County PA IDA PCR PUT (Ohio Edison Project)              4.65%          6/1/2004              59,000      57,293
Delaware County PA IDA PCR PUT (PECO Energy Co. Project)        5.20%         10/1/2004               1,500       1,495
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                                6.10%          1/1/2004               5,000       4,915
Delaware County PA IDA Resource Recovery Rev.
 (Browning Ferris)                                              6.00%          1/1/2009               5,355       5,026
Delaware County PA IDA Resource Recovery Rev.
 (Browning Ferris)                                              6.10%          1/1/2007               7,955       7,639
Delaware County PA IDA Resource Recovery Rev.
 (Browning Ferris)                                              6.10%          7/1/2013               9,750       8,943
Geisinger Health System Auth. of PA VRDO
 (Penn State Geisinger Health System)                           4.60%         11/2/2000              10,600      10,600
Montgomery County PA IDA PCR PUT (PECO Energy)                  5.20%         10/1/2004               24,500     24,362
Pennsbury PA School Dist. GO                                    5.50%          8/15/2014 (3)          6,000       6,077
Pennsylvania COP                                                4.80%          7/1/2001  (2)         20,000      20,034
Pennsylvania COP                                                4.90%          7/1/2002  (2)         13,665      13,729
Pennsylvania COP                                                5.00%          7/1/2003  (2)          4,555       4,590
Pennsylvania Convention Center Auth.                            6.25%          9/1/2004              12,525      12,843
Pennsylvania Convention Center Auth.                            6.70%          9/1/2014  (1)          4,000       4,328
Pennsylvania Convention Center Auth.                            6.70%          9/1/2016  (3)(ETM)     3,000       3,447
Pennsylvania GO                                                 5.00%          6/1/2003  (1)          4,500       4,564
Pennsylvania GO                                                 5.00%          4/15/2005              7,565       7,705
Pennsylvania GO                                                 5.00%          4/15/2007              3,000       3,054
Pennsylvania GO                                                 5.00%          4/15/2008              2,525       2,563
Pennsylvania GO                                                 5.25%         10/15/2005              5,200       5,364
Pennsylvania GO                                                5.375%          5/15/2013 (3)          3,515       3,590
Pennsylvania GO                                                 5.50%          5/1/2013  (3)          8,025       8,253
Pennsylvania GO                                                 5.90%         11/15/2001              1,500       1,524
Pennsylvania GO                                                10.00%          4/15/2002 (2)         10,160      10,940

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
                                                               COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Allegheny/Delaware Valley)                                    5.00%         11/15/2003 (1)      $   7,380  $    7,438
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Allegheny/Delaware Valley)                                    5.00%         11/15/2004 (1)          9,295       9,373
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Allegheny/Delaware Valley)                                    5.00%         11/15/2005 (1)          7,690       7,751
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Allegheny/Delaware Valley)                                    5.00%         11/15/2006 (1)          3,250       3,272
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pittsburgh Medical Center)                           5.25%          8/1/2011  (4)         11,195      11,304
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pittsburgh Medical Center)                           5.25%          8/1/2012  (4)          2,750       2,752
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pittsburgh Medical Center)                           5.25%          8/1/2013  (4)          4,000       3,967
Pennsylvania Housing Finance Agency
 Single Family Mortgage Rev.                                    5.40%         10/1/2024               6,325       6,318
Pennsylvania Intergovernmental Cooperation Auth. Rev.           5.25%          6/15/2010 (3)          9,700      10,005
Pennsylvania Intergovernmental Cooperation Auth. Rev.           5.25%          6/15/2011 (3)         10,000      10,243
Pennsylvania Intergovernmental Cooperation Auth. Rev.           5.25%          6/15/2012 (3)          6,660       6,775
Pennsylvania Intergovernmental Cooperation Auth. Rev.           5.25%          6/15/2013 (3)          5,000       5,052
Pennsylvania Intergovernmental Cooperation Auth. Rev.           5.45%          6/15/2008 (3)         18,095      18,528
Pennsylvania Intergovernmental Cooperation Auth. Rev.           6.00%          6/15/2002 (3)         18,500      18,943
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.              5.25%         12/1/2011  (2)         11,000      11,303
Philadelphia PA Airport Rev. (Philadelphia Airport Systems)     5.75%          6/15/2011 (3)          4,695       4,959
Philadelphia PA GO                                             5.125%          5/15/2009 (3)          2,000       2,051
Philadelphia PA GO                                             5.125%          5/15/2010 (3)         11,695      11,965
Philadelphia PA GO                                             5.125%          5/15/2011 (3)         12,290      12,485
Philadelphia PA GO                                             5.125%          5/15/2012 (3)          4,975       5,013
Philadelphia PA GO                                             5.125%          5/15/2013 (3)          5,000       5,002
Philadelphia PA GO                                              5.25%          3/15/2010 (4)          1,755       1,814
Philadelphia PA GO                                              5.25%          3/15/2011 (4)          3,610       3,712
Philadelphia PA GO                                              5.25%          3/15/2012 (4)          3,000       3,060
Philadelphia PA Gas Works Rev.                                  5.25%          7/1/2010  (4)         10,180      10,405
Philadelphia PA Gas Works Rev.                                  5.25%          7/1/2011  (4)          5,000       5,078
Philadelphia PA Gas Works Rev.                                  5.50%          7/1/2007  (4)          8,025       8,370
Philadelphia PA Gas Works Rev                                   5.50%          7/1/2009  (4)         10,820      11,272
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
 (Children's Hosp. Project)                                     4.60%         11/2/2000               4,400       4,400
Philadelphia PA Muni. Lease Rev.                                6.00%          7/15/2003              3,840       3,872
Philadelphia PA Parking Auth.                                   5.25%          9/1/2010  (2)          4,875       5,010
Philadelphia PA School Dist. GO                                 5.25%          4/1/2011  (1)          3,920       4,014
Philadelphia PA School Dist. GO                                 6.25%          9/1/2005  (2)          5,000       5,356
Philadelphia PA School Dist. GO                                 6.25%          9/1/2006  (2)          2,000       2,163
Philadelphia PA School Dist. GO                                 6.25%          9/1/2008  (2)          4,000       4,402
Philadelphia PA School Dist. GO                                 6.25%          9/1/2009  (2)          2,080       2,301
Philadelphia PA Waste & Waste Water Rev.                        5.50%          6/15/2003 (3)          3,000       3,073
Philadelphia PA Water & Waste Water Rev.                        6.25%          8/1/2007  (1)          5,000       5,440
Pittsburgh PA GO                                                5.20%          3/1/2010  (3)         17,000      17,245
Pittsburgh PA Water & Sewer Auth. Rev.                          5.60%          9/1/2005  (3)(Prere.)  6,000       6,260
Schuylkill PA Redev. Auth.                                      6.95%          6/1/2001  (3)(Prere.)  3,995       4,128
Washington County PA Higher Educ. VRDO
(Pooled Equipment Lease Program)                                4.45%         11/8/2000  LOC          8,750       8,750
                                                                                                             -----------
                                                                                                             $  527,502
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                              COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
PUERTO RICO (0.6%)
Puerto Rico Electric Power Auth. Rev.                           5.00%          7/1/2010 (1)       $   9,645  $    9,981
Puerto Rico Electric Power Auth. Rev.                           5.00%          7/1/2011 (1)           5,000       5,135
Puerto Rico Electric Power Auth. Rev.                           5.00%          7/1/2011 (4)           3,500       3,594
Puerto Rico Electric Power Auth. Rev.                          5.125%          7/1/2013 (4)          11,955      12,215
Puerto Rico Electric Power Auth. Rev.                           5.25%          7/1/2009 (1)           7,235       7,620
Puerto Rico Muni. Finance Agency                                5.75%          8/1/2012 (4)           2,470       2,672
Puerto Rico Muni. Finance Agency                               5.875%          8/1/2014               4,000       4,324
Puerto Rico Telephone Auth. Rev.                                5.40%          1/1/2008               9,550       9,931
                                                                                                             -----------
                                                                                                             $   55,472
                                                                                                             -----------
RHODE ISLAND (0.4%)
Rhode Island Consolidated Capital Dev. Loan GO                  6.00%          8/1/2005 (1)           3,000       3,184
Rhode Island Consolidated Capital Dev. Loan GO                  6.00%          8/1/2006 (1)           3,000       3,210
Rhode Island Depositors Econ. Protection Corp.                  6.55%          8/1/2010 (1)           8,385       9,382
Rhode Island Depositors Econ. Protection Corp.                  6.55%          8/1/2010 (1)(ETM)     18,465      20,696
                                                                                                             -----------
                                                                                                             $   36,472

SOUTH CAROLINA (0.3%)
Piedmont SC Muni. Power Agency Rev.                             5.40%          1/1/2007  (1)          1,800       1,862
Piedmont SC Muni. Power Agency Rev.                             5.40%          1/1/2007  (1)(ETM)     1,400       1,456
South Carolina Econ. Dev. Auth. (Palmetto Health Alliance)      7.00%         12/15/2010             10,500      10,691
South Carolina Econ. Dev. Auth. (Palmetto Health Alliance)     7.125%         12/15/2015              7,000       7,042
South Carolina Transp. Infrastructure Bank                      5.00%         10/1/2010  (1)          8,000       8,103
                                                                                                             -----------
                                                                                                             $   29,154
                                                                                                             -----------
SOUTH DAKOTA (0.1%)
South Dakota Building Auth. Lease Rev.                          5.25%         12/1/2010  (2)          4,800  $    4,901
                                                                                                             -----------
TENNESSEE (0.4%)
Knox County TN Health, Educ. & Housing Board Rev.               5.40%          4/1/2011               3,465       3,272
Knox County TN Health, Educ. & Housing Board Rev.               5.50%          4/1/2012               2,660       2,506
Knox County TN Health, Educ. & Housing Board Rev.               5.50%          4/1/2013               4,495       4,192
Knox County TN Health, Educ. & Housing Board Rev.              5.625%          4/1/2014               2,000       1,880
Knox County TN Health, Educ. & Housing Board Rev.               5.75%          4/1/2019              14,000      12,744
Shelby County TN GO                                            5.625%          4/1/2005(Prere.)       1,245       1,306
Shelby County TN GO                                            5.625%          4/1/2012               3,755       3,869
Shelby County TN Health, Educ. & Housing Fac.
Board Hosp. Rev. (Methodist Health Systems)                     6.25%          8/1/2006               4,915       5,292
                                                                                                             -----------
                                                                                                             $   35,061
                                                                                                             -----------
TEXAS (11.7%)
Anderson County TX Rev. (Coffield Prison Farm Project)          5.50%          3/15/2003 (2)(Prere.) 18,290      18,709
Austin TX Combined Util. System Rev.                            0.00%         11/15/2009 (2)          5,020       3,195
Austin TX Combined Util. System Rev.                            0.00%         11/15/2011             18,100      10,270
Austin TX Combined Util. System Rev.                            5.20%         11/15/2003 (1)          3,360       3,425
Austin TX Combined Util. System Rev.                            5.30%          5/15/2004 (1)          5,770       5,908
Austin TX Combined Util. System Rev.                            5.60%          5/15/2005 (1)(Prere.) 25,000      26,013
Austin TX Combined Util. System Rev.                            5.75%         11/15/2003                650         673
Austin TX Combined Util. System Rev.                            5.75%         11/15/2003 (4)          6,850       7,094
Austin TX Combined Util. System Rev.                            6.00%         11/15/2006 (1)         27,265      29,124
Austin TX Combined Util. System Rev.                            7.25%         11/15/2003 (ETM)          395         425
Austin TX Independent School Dist.                              0.00%          8/1/2007               3,400       2,443
Austin TX Independent School Dist.                              5.75%          8/1/2006  (Prere.)     3,470       3,667
Austin TX Independent School Dist.                              5.75%          8/1/2012               1,530       1,585
Birdville TX Independent School Dist.                           5.75%          2/15/2003              4,095       4,207
Birdville TX Independent School Dist.                           5.75%          2/15/2003 (ETM)          895         920

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
                                                               COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Brazos River Auth. TX (Reliant Energy Project)                  5.20%         12/1/2018           $  23,900  $   23,969
Carrollton TX Independent School Dist.                          6.00%          2/15/2011              2,760       2,961
Carrollton TX Independent School Dist.                          6.00%          2/15/2013              3,105       3,296
Dallas-Fort Worth TX International Airport Fac.
Improvement Corp. PUT (American Airlines, Inc. Rev.)            5.95%         11/1/2003              29,000      29,158
Dallas-Fort Worth TX International Airport Fac.
Improvement Corp. PUT (American Airlines, Inc. Rev.)            6.05%         11/1/2005               6,250       6,304
Dallas TX Civic Center Refunding & Improvement                  4.60%          8/15/2009  (1)        12,000      11,738
Dallas TX Civic Center Refunding & Improvement                  4.70%          8/15/2010  (1)        11,000      10,840
Dallas TX Civic Center Refunding & Improvement                  4.80%          8/15/2011  (1)        12,635      12,427
Dallas TX Civic Center Refunding & Improvement                  4.90%          8/15/2012  (1)        13,240      13,023
Dallas TX Independent School Dist.                              5.30%          8/15/2005  (Prere.)    3,780       3,897
Dallas TX Independent School Dist.                              5.30%          8/15/2008              1,220       1,251
Dallas TX Independent School Dist.                              5.40%          8/15/2005              7,890       8,168
Dallas TX Independent School Dist.                              5.40%          8/15/2009              2,550       2,620
Dallas TX Independent School Dist.                              5.50%          8/15/2005  (Prere.)   18,300      19,023
Dallas TX Independent School Dist.                              5.50%          8/15/2010              5,910       6,082
Dallas TX Independent School Dist.                              5.60%          8/15/2003  (Prere.)    2,220       2,285
Dallas TX Independent School Dist.                              5.60%          8/15/2004              5,780       5,935
Dallas TX Independent School Dist.                              5.70%          8/15/2003  (Prere.)    2,410       2,487
Dallas TX Independent School Dist.                              5.70%          8/15/2006              2,340       2,406
Dallas TX Waterworks & Sewer Rev.                               7.75%          4/1/2003              16,200      17,367
Grapevine-Colleyville TX Independent School Dist.               8.25%          6/15/2008              3,000       3,664
Gulf Coast TX Waste Disposal Auth. PCR VRDO
 (Amoco Oil Co. Project)                                        4.75%         11/2/2000               3,500       3,500
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Memorial Hosp.)                                               6.00%          6/1/2008 (1)           6,080       6,487
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Memorial Hosp.)                                               6.00%          6/1/2010 (1)           1,500       1,608
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
 (Methodist Hosp. of Houston)                                   4.60%         11/2/2000              42,020      42,020
Harris County TX Health Fac. Dev. Corp. Rev.
 (Christus Health)                                              5.25%          7/1/2004               9,000       9,014
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
 (St. Luke's Episcopal Hosp.)                                   4.65%         11/2/2000               3,300       3,300
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
 (YMCA of the Greater Houston)                                  4.60%         11/2/2000  LOC          2,500       2,500
Harris County TX Toll Road                                      6.30%          8/15/2002 (3)(Prere.)  4,470       4,697
Harris County TX Toll Road                                      6.30%          8/15/2004 (3)            840         879
Harris County TX Toll Road VRDO                                 4.35%         11/8/2000               2,700       2,700
Houston TX Airport System Rev.                                  6.00%          7/1/2011  (3)          4,200       4,449
Houston TX Airport System Rev.                                  6.00%          7/1/2012  (3)          4,460       4,698
Houston TX GO                                                   5.00%          3/1/2004               6,265       6,325
Houston TX GO                                                   5.00%          3/1/2011               4,535       4,546
Houston TX GO                                                   5.10%          3/1/2006              12,200      12,314
Houston TX GO                                                   5.25%          3/1/2010               9,865      10,112
Houston TX GO                                                   5.25%          3/1/2011               6,000       6,105
Houston TX GO                                                   5.80%          3/1/2002               5,080       5,167
Houston TX GO                                                   7.00%          3/1/2008              48,405      54,140
Houston TX Hotel Occupancy Tax Rev.                             5.25%          7/1/2007  (4)          6,585       6,737
Houston TX Water & Sewer System Rev.                            0.00%         12/1/2000  (2)          6,130       6,107
Houston TX Water & Sewer System Rev.                            0.00%         12/1/2010  (2)          5,000       3,006
Houston TX Water & Sewer System Rev.                           5.375%         12/1/2010  (4)          5,000       5,177
Houston TX Water & Sewer System Rev.                            5.75%         12/1/2015  (1)          3,315       3,379
Houston TX Water & Sewer System Rev.                            7.00%         12/1/2001  (2)          3,220       3,307

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                              COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Houston TX Water & Sewer System Rev.                            7.00%         12/1/2002  (2)      $   4,125  $    4,329
Houston TX Water & Sewer System Rev.                            7.00%         12/1/2003  (2)          3,100       3,318
Lower Colorado River Auth. TX Rev.                              5.00%          1/1/2012               2,520       2,537
Lower Colorado River Auth. TX Rev.                              5.50%          5/15/2010              4,155       4,362
Lower Colorado River Auth. TX Rev.                              5.75%          5/15/2011 (4)         11,200      11,892
Lower Colorado River Auth. TX Rev.                              5.75%          5/15/2012 (4)         24,000      25,314
Lower Colorado River Auth. TX Rev.                             5.875%          5/15/2014             10,000      10,549
Lower Colorado River Auth. TX Rev.                              6.00%          5/15/2007 (4)         46,565      49,992
Lower Neches Valley Auth. TX IDR VRDO
(Mobil Oil Refinancing Corp Project)                            4.70%         11/2/2000               7,900       7,900
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph's Health System)                                   5.25%          7/1/2010               9,355       9,167
Lubbock Texas Health Fac St Joseph Health System                5.25%          7/1/2009               8,070       8,210
Matagorda County TX Navigation Dist. Rev. PCR PUT
 (Reliant Energy Inc.)                                          5.20%         11/1/2002               4,000       3,985
North Texas Health Fac. Dev.                                    5.75%          2/15/2010 (1)          4,115       4,304
San Antonio TX Electric & Gas Rev.                              5.25%          2/1/2007  (Prere.)     1,335       1,386
San Antonio TX Electric & Gas Rev.                              5.25%          2/1/2010              13,775      14,117
San Antonio TX Electric & Gas Rev.                              5.25%          2/1/2012               7,500       7,582
San Antonio TX Electric & Gas Rev.                              5.25%          2/1/2013               6,000       6,021
San Antonio TX Electric & Gas Rev.                              5.50%          2/1/2002  (Prere.)     1,845       1,887
San Antonio TX Electric & Gas Rev.                              5.50%          2/1/2004               2,700       2,753
San Antonio TX Electric & Gas Rev.                              5.60%          2/1/2007  (Prere.)       745         787
San Antonio TX Electric & Gas Rev.                              5.80%          2/1/2006               7,655       8,052
San Antonio TX Electric & Gas Rev.                              5.80%          2/1/2006  (ETM)          345         363
Tarrant County TX Health Resources                              5.75%          2/15/2013 (1)          7,670       7,757
Tarrant County TX Water Control & Improvement Dist.             4.50%          3/1/2011  (3)          5,000       4,784
Texas GO                                                        0.00%         10/1/2013              10,000       5,012
Texas GO                                                        8.00%         10/1/2007              50,000      59,677
Texas Public Finance Auth. Building Rev.                        6.75%          2/1/2002  (1)          5,000       5,027
Texas Public Finance Auth. Building Rev.                        6.80%          2/1/2003  (1)          5,000       5,027
Texas Public Finance Auth. Rev.                                 5.75%         10/1/2004  (Prere.)    13,625      14,205
Texas Public Finance Auth. Rev. GO                              4.90%         10/1/2010              32,235      32,333
Texas TRAN                                                      5.25%          8/31/2001            125,000     125,859
Texas Water Finance Assistance GO                               5.25%          8/1/2010               6,565       6,732
Texas Water Finance Assistance GO                               5.25%          8/1/2012               3,600       3,645
Tomball TX Hosp. Auth. Rev.                                     5.75%          7/1/2014               8,500       7,526
Tomball TX Hosp. Auth. Rev.                                     6.00%          7/1/2019               3,600       3,120
Univ. of Texas Refunding Finance System Rev.                    7.00%          8/15/2007             14,050      14,587
                                                                                                             -----------
                                                                                                             $1,002,931
                                                                                                             -----------
UTAH (0.8%)
Intermountain Power Agency UT Power Supply Rev.                 5.25%          7/1/2009              41,240      42,599
Intermountain Power Agency UT Power Supply Rev.                 6.00%          7/1/2012              17,000      17,464
Jordon UT School Dist.                                          5.75%          6/15/2005              4,235       4,443
Salt Lake County UT Building Auth. Lease Rev.                   5.90%         10/1/2006  (1)          4,000       4,202
                                                                                                             -----------
                                                                                                             $   68,708
                                                                                                             -----------
VIRGIN ISLANDS (0.1%)
Virgin Islands Public Finance Auth. Rev.                       6.375%         10/1/2019               5,865       6,018
                                                                                                             -----------
VIRGINIA (0.5%)
Arlington County VA IDA Resource Recovery Rev.
 (Alexandria/Arlington Waste)                                  5.375%          1/1/2012 (4)           3,000       3,062
Chesapeake Bay Bridge & Tunnel VA                               5.40%          7/1/2005 (3)           6,090       6,310

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
                                                               COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Virginia Beach VA Refunding & Public Improvement                5.25%          8/1/2010           $   9,690  $   10,079
Virginia Beach VA Refunding & Public Improvement                5.25%          8/1/2011               5,000       5,163
Virginia Beach VA Refunding & Public Improvement                5.25%          8/1/2012               3,000       3,073
Virginia Beach VA Refunding & Public Improvement                5.25%          8/1/2013               1,750       1,778
Virginia Housing Dev. Auth.                                     7.10%          1/1/2017               8,000       8,257
Virginia Public School Auth.                                    5.40%          6/1/2009               5,750       5,975
                                                                                                             -----------
                                                                                                             $   43,697
                                                                                                             -----------
WASHINGTON (2.4%)
King County WA GO                                               6.00%         12/1/2004               5,000       5,187
King County WA GO                                               6.10%         12/1/2005               5,000       5,192
King County WA School Dist.                                     5.50%         12/1/2016  (3)          5,635       5,684
Seattle WA GO                                                   5.60%          1/15/2009              5,020       5,205
Seattle WA Power & Light Rev.                                   5.00%          7/1/2011               5,715       5,723
Seattle WA Power & Light Rev.                                   5.10%          5/1/2005              10,575      10,775
Seattle WA Water System Rev.                                    5.00%         12/1/2003               2,000       2,027
Seattle WA Water System Rev.                                    5.10%         12/1/2004               4,000       4,077
Snohomish County WA School Dist.                                6.50%         12/1/2011               5,825       6,604
Spokane WA Regional Solid Waste Management System               6.50%          1/1/2008               3,500       3,786
Spokane WA Regional Solid Waste Management System               6.50%          1/1/2009               3,000       3,277
Tacoma WA Electric System Rev.                                  5.50%          1/1/2012  (2)          5,500       5,525
Tacoma WA Electric System Rev.                                  5.70%          1/1/2003  (2)          5,785       5,923
Tacoma WA Electric System Rev.                                  5.70%          1/1/2003  (2)(ETM)     1,060       1,086
Washington GO                                                   5.00%          1/1/2010               4,705       4,752
Washington GO                                                   5.00%          7/1/2011              12,870      12,898
Washington GO                                                   5.00%          1/1/2013               4,925       4,841
Washington GO                                                   5.50%          7/1/2002               5,000       5,082
Washington GO                                                   5.50%          7/1/2011               6,755       7,048
Washington GO                                                   5.60%          9/1/2004               5,000       5,182
Washington GO                                                   5.75%          9/1/2008               4,000       4,259
Washington GO                                                   5.75%          5/1/2009               5,000       5,151
Washington GO                                                   6.00%          7/1/2003               5,200       5,391
Washington GO                                                   6.00%          7/1/2004               3,115       3,264
Washington GO                                                   6.10%          6/1/2006               9,495      10,163
Washington GO                                                   6.25%          6/1/2009              11,465      12,623
Washington GO                                                   6.25%          9/1/2009              21,550      21,840
Washington GO                                                   6.25%          2/1/2011               6,680       7,358
Washington Health Care Fac. Auth. (Sisters of Providence)       6.00%         10/1/2002  (2)          5,105       5,240
Washington Health Care Fac. Auth. (Sisters of Providence)       6.00%         10/1/2003  (2)          5,270       5,465
Washington Health Care Fac. Auth. (Sisters of Providence)       6.00%         10/1/2004  (2)          5,515       5,773
Washington Health Care Fac. Auth. (Sisters of Providence)       6.00%         10/1/2005  (2)          4,830       5,096
Washington Health Care Fac. Auth. (Sisters of Providence)       6.00%         10/1/2006  (2)          6,055       6,435
                                                                                                             -----------
                                                                                                             $  207,932
                                                                                                             -----------
WEST VIRGINIA (0.1%)
West Virginia Building Comm. Rev.                               5.25%          7/1/2008  (1)          1,000       1,031
West Virginia School Building Auth. Rev.                        5.30%          7/1/2009  (2)          8,000       8,292
                                                                                                             -----------
                                                                                                             $    9,323
                                                                                                             -----------
WISCONSIN (1.0%)
Green Bay WI PCR (Procter & Gamble)                             5.15%          5/1/2004               9,600       9,698
Wisconsin GO                                                    5.00%          5/1/2008               1,000       1,017
Wisconsin GO                                                    5.20%          5/1/2010               4,150       4,217
Wisconsin GO                                                    5.75%          5/1/2012  +           18,000      19,089
Wisconsin GO                                                    5.75%          5/1/2013  +           20,315      21,391

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                              COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Wisconsin GO                                                    5.75%          5/1/2014 +         $  20,000  $   20,944
Wisconsin GO                                                    7.75%         11/1/2004              10,000   11,145
                                                                                                             -----------
                                                                                                             $   87,501
                                                                                                             -----------
WYOMING (0.1%)
Lincoln County WY PCR VRDO (Exxon Project)                      4.60%         11/2/2000               3,000       3,000
Platte County WY PCR (Basin Electric Power Corp.)               4.60%          1/1/2002               2,430       2,433
                                                                                                             -----------
                                                                                                               $  5,433
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost $8,342,792)                                                                                            $8,510,055
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.5%)
Other Assets--Note B                                                                                            165,361
Liabilities                                                                                                    (122,298)
                                                                                                             -----------
                                                                                                             $   43,063
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------
Applicable to 655,349,795 outstanding $.001 par value shares
 of beneficial interest (unlimited authorization)                                                            $8,553,118
========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                    $    13.05
========================================================================================================================
*See Note A in Notes to  Financial  Statements.
For key to abbreviations and other references, see page 80.


-------------------------------------------------------------------------------
AT OCTOBER 31, 2000, NET ASSETS CONSISTED OF:
                                                               Amount      Per
                                                                (000)    Share
-------------------------------------------------------------------------------
Paid in Capital--Note E                                    $8,431,646  $ 12.87
Undistributed Net Investment Income                                --       --
Overdistributed Net Realized Gains--Note E                    (45,791)    (.07)
Unrealized Appreciation--Note F                               167,263      .25
-------------------------------------------------------------------------------
NET ASSETS                                                 $8,553,118  $ 13.05
===============================================================================

 ------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE      MARKET
                                                                                 MATURITY            AMOUNT      VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                              COUPON                DATE             (000)       (000)
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.6%)
------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.2%)
Birmingham AL GO VRDO                                           4.35%           11/8/2000 (2)LOC  $   6,300  $    6,300
Birmingham AL Medical Center (Special Care Medical Center)      7.25%            7/1/2015 (1)         6,715       6,729
Medical Clinic Board of Bessemer AL Rev.
   (Bessemer Carraway Hosp.)                                    7.25%            4/1/2015 (1)         5,000       5,110
Medical Clinic Board of Montgomery AL Rev. (Jackson Hosp.)      6.00%            3/1/2026 (2)         5,500       5,581
Mobile AL Water & Sewer Comm.                                   5.50%            1/1/2010 (3)         4,000       4,130
                                                                                                             -----------
                                                                                                             $   27,850
                                                                                                             -----------
ALASKA (0.4%)
Anchorage AK Electric Rev.                                      8.00%           12/1/2009 (1)         2,565       3,153
Anchorage AK Electric Rev.                                      8.00%           12/1/2010 (1)         2,960       3,686
North Slope Borough AK Capital Appreciation GO                  0.00%           6/30/2010 (1)         4,000       2,444
                                                                                                             -----------
                                                                                                             $    9,283
                                                                                                             -----------
ARIZONA (0.8%)
Maricopa County AZ PCR VRDO (Southern California Edison Co.)    4.65%           11/2/2000             8,600       8,600
Maricopa County AZ Rev. (Samaritan Health Service)              7.00%           12/1/2016 (1)         8,650      10,184
                                                                                                             -----------
                                                                                                             $   18,784
                                                                                                             -----------
ARKANSAS (0.4%)
North Little Rock AR Electric System Rev.                       6.50%            7/1/2010 (1)         3,500       3,941
North Little Rock AR Electric System Rev.                       6.50%            7/1/2015 (1)         4,500       5,120
                                                                                                             -----------
                                                                                                             $    9,061
                                                                                                             -----------
CALIFORNIA (6.0%)
Alameda Corridor CA Transn. Auth. Rev.                          0.00%           10/1/2030 (1)        10,000       1,829
California Health Fac. Finance Auth. (Adventist Health Sytem)   6.75%            3/1/2011 (1)        12,000      12,326
California Health Fac. Finance Auth. (Pomona Valley Hosp.)      5.75%            7/1/2015             8,205       8,639
Modesto CA Irrigation Dist. COP                                 4.75%            7/1/2026 (2)         6,300       5,606
Modesto CA Irrigation Dist. Finance Auth. Rev.
   (Woodland Project)                                           6.50%           10/1/2022 (2)        20,225      23,034
MSR California Public Power Agency (San Juan Project)          6.125%            7/1/2013 (2)         9,000      10,259
MSR California Public Power Agency (San Juan Project)           6.75%            7/1/2020 (1)        13,000      15,378
Sacramento CA Muni. Util. Dist.                                 5.75%           8/15/2013 (1)        12,360      12,562
Sacramento CA Muni. Util. Dist.                                 6.50%            9/1/2013 (1)         8,895      10,471
San Joaquin Hills CA Transp. Corridor Agency                    0.00%           1/15/2035 (1)        22,445       3,164
San Jose CA Redev. Agency (Merged Area Redev. Project)          4.75%            8/1/2029 (2)        11,600      10,243
Santa Clara CA Redev. Agency (Bayshore North Project)           7.00%            7/1/2010 (2)         2,000       2,354
Santa Rosa CA Waste Water Rev.                                  6.00%            9/1/2015 (3)         5,000       5,614
South County CA Regional Waste Water Auth. (Gilroy)             5.50%            8/1/2022 (3)         8,000       8,204
Ukiah CA Electric Rev.                                          6.25%            6/1/2018 (1)         6,330       7,176
                                                                                                             -----------
                                                                                                             $  136,859
                                                                                                             -----------

COLORADO (4.7%)
Colorado Health Fac. Auth.
   (Sisters of Charity Health System Inc.)                      6.00%           5/15/2001 (1)         4,525       4,565
Denver CO City & County School Dist.                            5.00%           12/1/2023 (3)        25,800      23,570
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2004 (1)        13,750      11,422
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2005 (1)        17,200      13,589
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2007 (1)        12,250       8,709
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2008 (1)        14,355       9,680
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2009 (1)        16,500      10,612
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2015 (1)         5,795       2,587
Northern Colorado Water Conservation Dist. Rev.                 6.50%           12/1/2012 (2)        20,575      22,503
                                                                                                             -----------
                                                                                                             $  107,237
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE      MARKET
                                                                                 MATURITY            AMOUNT      VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                              COUPON                DATE             (000)       (000)
------------------------------------------------------------------------------------------------------------------------
DELAWARE (0.6%)
Delaware Health Fac. Auth. (Delaware Medical Center)            7.00%           10/1/2015 (1)     $   6,000  $    6,517
Dover DE Electric Rev.                                          5.75%            7/1/2015 (3)         5,225       5,341
Dover DE Electric Rev.                                          6.10%            7/1/2011 (3)         2,000       2,085
                                                                                                             -----------
                                                                                                             $   13,943
                                                                                                             -----------
FLORIDA (8.8%)
Broward County FL Airport System Rev.                           5.25%           10/1/2010 (1)        11,365      11,576
Coral Springs FL Improvement Dist. Water & Sewer GO             6.00%            6/1/2010 (1)         3,000       3,194
Dade County FL IDA Exempt Fac. Rev. VRDO
   (Florida Power & Light Co.)                                  4.65%           11/2/2000             3,300       3,300
Dade County FL Solid Waste System Rev.                          6.00%           10/1/2007 (2)         8,700       9,361
Davie FL Water & Sewer Rev.                                    6.375%           10/1/2012 (2)         2,620       2,961
Hillsborough County FL School Board COP                         5.50%            7/1/2018 (1)        14,945      15,215
Jacksonville FL Electric Auth. Rev. VRDO (Electric System)      4.60%           11/2/2000             1,800       1,800
Orange & Orlando County FL Expressway Auth.                     8.25%            7/1/2013 (3)         9,695      12,590
Orange & Orlando County FL Expressway Auth.                     8.25%            7/1/2015 (3)         8,360      11,011
Orange & Orlando County FL Expressway Auth                      8.25%            7/1/2016 (3)oo      12,295      16,255
Orange County FL Health Fac. Auth. Rev.
   (Adventist Health System)                                    6.25%          11/15/2010 (2)         4,000       4,288
Palm Beach County FL Criminal Justice Fac. Rev.                 7.20%            6/1/2014 (3)        16,300      19,692
Palm Beach County FL Criminal Justice Fac. Rev.                 7.20%            6/1/2015 (3)         4,000       4,845
Sarasota County FL Public Hosp. Rev.
   (Sarasota Memorial Hosp.)                                    5.75%           10/1/2017 (1)        14,500      14,824
Seacoast FL Util. Auth. Water & Sewer Rev.                      5.50%            3/1/2019 (3)         2,000       2,037
St. Lucie County FL PCR VRDO
   (Florida Power & Light Co. Project)                          4.55%           11/2/2000               500         500
St. Lucie County FL PCR VRDO
   (Florida Power & Light Co. Project)                          4.60%           11/2/2000            13,125      13,125
St. Lucie County FL Util. System Rev.                           6.00%           10/1/2020 (3)(ETM)    2,350       2,491
Tampa FL Util. Rev.                                             6.75%           10/1/2010 (2)         9,330      10,784
Tampa FL Util. Rev.                                             6.75%           10/1/2011 (2)         9,965      11,582
Tampa FL Util. Rev.                                             6.75%           10/1/2012 (2)        10,635      12,384
The School Board of Miami-Dade County FL COP                    5.75%           10/1/2013 (4)         2,000       2,107
The School Board of Miami-Dade County FL COP                    5.75%           10/1/2014 (4)         1,755       1,841
The School Board of Miami-Dade County FL COP                    5.75%           10/1/2015 (4)         5,265       5,492
The School Board of Miami-Dade County FL COP                   5.875%           10/1/2016 (4)         3,150       3,300
The School Board of Miami-Dade County FL COP                    6.00%           10/1/2017 (4)         5,765       6,099
                                                                                                             -----------
                                                                                                             $  202,654
                                                                                                             -----------
GEORGIA (4.0%)
Atlanta GA Water & Wastewater Rev.                              5.50%           11/1/2015 (3)         8,500       8,799
Atlanta GA Water & Wastewater Rev.                              5.50%           11/1/2016 (3)         7,000       7,211
Atlanta GA Water & Wastewater Rev.                              5.50%           11/1/2017 (3)         8,000       8,196
Burke County GA Dev. Auth. PCR VRDO
   (Georgia Power Co. Plant Vogtle Project)                     4.65%           11/2/2000            17,000      17,000
Burke County GA Dev. Auth. PCR VRDO
   (Oglethorpe Power Corp.)                                     4.30%           11/8/2000 (3)           765         765
George L. Smith Georgia World Congress Center Auth. Rev.
   (Domed Stadium Project)                                      5.50%            7/1/2020 (1)        24,740      24,335
George L. Smith Georgia World Congress Center Auth. Rev.
   (Domed Stadium Project)                                      5.70%            7/1/2013 (1)         5,000       5,195
George L. Smith Georgia World Congress Center Auth. Rev.
   (Domed Stadium Project)                                      5.75%            7/1/2014 (1)         5,000       5,185

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                 MATURITY            AMOUNT       VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                              COUPON                DATE             (000)        (000)
------------------------------------------------------------------------------------------------------------------------
George L. Smith Georgia World Congress Center Auth. Rev.
   (Domed Stadium Project)                                      5.75%            7/1/2015 (1)     $   3,680  $    3,792
Henry County GA School Dist. GO                                 6.45%            8/1/2011 (1)         4,000       4,445
Monroe County GA Dev. Auth. PCR VRDO
   (Oglethorpe Power Corp.)                                     4.65%           11/2/2000 (2)         2,000       2,000
Private Colleges & Univ. Auth. of Georgia (Mercer Univ. Project)6.50%           11/1/2015 (1)         5,000       5,648
                                                                                                             -----------
                                                                                                             $   92,571
                                                                                                             -----------
HAWAII (1.0%)
Hawaii Airport System Rev.                                      6.35%            7/1/2007 (1)         8,000       8,461
Hawaii Highway Rev.                                             5.25%            7/1/2011             1,150       1,163
Honolulu HI City & County GO                                    8.00%           10/1/2010             8,695      10,776
Honolulu HI City & County GO                                    8.00%           10/1/2010 (ETM)       2,305       2,886
                                                                                                             -----------
                                                                                                             $    23,286
                                                                                                             -----------
ILLINOIS (5.9%)
Chicago IL Board of Educ. GO                                    6.25%            1/1/2011 (1)         7,000       7,743
Chicago IL GO                                                   6.75%            1/1/2035 (3)        40,000      44,668
Chicago IL Public Building Comm.                                7.00%            1/1/2020 (1)(ETM)   21,500      25,289
Cook County IL GO                                               7.25%           11/1/2007 (1)         6,000       6,877
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)    7.40%           12/1/2024 (1)        14,000      15,444
Illinois Health Fac. Auth. Rev. (Centegra Health System)        5.25%            9/1/2024 (2)         7,500       6,972
Illinois Regional Transit Auth. GO
   (Cook, DuPage, and Kane Counties)                            7.20%           11/1/2020 (2)        24,000      28,843
                                                                                                             -----------
                                                                                                             $   135,836
                                                                                                             -----------
INDIANA (0.6%)
Indiana Muni. Power Agency Rev.                                6.125%            1/1/2013 (1)(ETM)   13,250      14,428

KANSAS (0.4%)
Kansas Health System Dev. Auth. (St. Luke Mission)             5.375%          11/15/2016 (1)         9,300       9,207

KENTUCKY (1.7%)
Jefferson County KY Health System Rev. (Jewish Hosp.)           5.75%            1/1/2026 (2)         3,000       2,996
Kentucky Dev. Finance Auth. Hosp. Fac. Rev.
   (St. Elizabeth's Medical Center)                             6.00%           11/1/2010 (3)        23,885      24,195
Kentucky Educ. Dev. Auth. Medical Center Rev. (Ashland Hosp.)   5.00%            2/1/2018 (4)         2,000       1,869
Kentucky Educ. Dev. Auth. Medical Center Rev. (Ashland Hosp.)   5.00%            2/1/2028 (4)         2,230       2,011
Louisville & Jefferson County KY Regional Airport Auth.
Special Fac. Rev. VRDO (UPS Worldwide Forwarding)               4.65%           11/2/2000             7,500       7,500
                                                                                                             -----------
                                                                                                             $   38,571
                                                                                                             -----------
LOUISIANA (1.9%)
Jefferson Parish LA Sales Tax Rev.                              5.00%           12/1/2022 (4)         7,500       6,917
Jefferson Parish LA Sales Tax Rev.                              6.75%           12/1/2006 (3)         5,865       6,104
New Orleans LA GO                                               0.00%            9/1/2010 (2)         8,500       5,195
New Orleans LA GO                                               0.00%            9/1/2011 (2)        10,475       6,032
New Orleans LA GO                                               0.00%            9/1/2013 (2)         9,000       4,576
New Orleans LA GO                                               6.00%            9/1/2001 (2)(Prere.) 7,750       7,855
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)      5.70%           5/15/2016 (4)         4,900       5,005
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)      5.75%           5/15/2021 (4)         2,950       2,976
                                                                                                             -----------
                                                                                                             $   44,660
                                                                                                             -----------
MARYLAND (0.6%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
   (Univ. of Maryland Medical System)                           7.00%            7/1/2022 (3)        12,025  $   14,291
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                 MATURITY            AMOUNT       VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                              COUPON                DATE             (000)        (000)
------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS (3.9%)
Boston MA GO                                                    6.50%            7/1/2002 (2)(Prere.) 4,750  $    5,001
Massachusetts College Building Auth. Rev.                       0.00%            5/1/2017 (1)         7,460       3,033
Massachusetts Consolidated Loan GO                              7.00%            7/1/2009 (3)        22,250      25,389
Massachusetts Dev. Finance Agency Rev. VRDO
   (Brooks School)                                              4.30%           11/2/2000 (1)           100         100
Massachusetts GO VRDO                                           4.05%           11/2/2000             2,100       2,100
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Boston College)                                             6.75%            7/1/2001 (3)(Prere.) 6,385       6,612
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Boston College)                                             6.75%            7/1/2011 (3)           210         217
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Falmouth Hosp.)                                             5.50%            7/1/2008 (1)         1,425       1,463
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Harvard Pilgrim Health)                                     5.00%            7/1/2028 (4)        24,500      21,225
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Lahey Clinic)                                               7.85%            7/1/2003 (1)         3,000       3,244
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Massachusetts General Hosp.)                                6.25%            7/1/2012 (2)        19,150      21,371
Massachusetts Water Resource Auth. GO VRDO                      4.25%           11/8/2000 (3)           900         900
                                                                                                             -----------
                                                                                                             $   90,655
                                                                                                             -----------
MICHIGAN (2.6%)
Detroit MI Sewer System Rev.                                    5.45%            7/1/2007 (3)         6,850       7,165
Michigan Strategic Fund (Detroit Edison)                        7.00%           7/15/2008 (1)        18,375      21,028
Monroe County MI Econ. Dev. Corp. (Detroit Edison)              6.95%            9/1/2022 (3)        25,000      29,665
Univ. of Michigan Hosp. Rev. VRDO                               4.65%           11/2/2000             1,200       1,200
                                                                                                             -----------
                                                                                                             $   59,058
                                                                                                             -----------
MINNESOTA (1.3%)
St. Cloud MN Health Care Rev.
   (St. Cloud Hosp. Obligation Group)                           5.75%            5/1/2026 (4)        28,690  $   28,834
                                                                                                             -----------
MISSISSIPPI (0.6%)
Jackson County MS Port Fac. VRDO
   (Chevron USA Inc. Project)                                   4.60%           11/2/2000            13,750  $   13,750
                                                                                                             -----------
MISSOURI (0.6%)
Missouri Health & Educ. Fac. Auth. (Lester Cox Medical Center)  5.25%            6/1/2015 (1)         5,000       4,970
Missouri Health & Educ. Fac. Auth. (SSM Health Care)            5.00%            6/1/2022 (1)         7,500       6,999
Missouri Health & Educ. Fac. Auth. VRDO (Washington Univ.)      4.60%           11/2/2000             2,400       2,400
                                                                                                             -----------
                                                                                                             $   14,369
                                                                                                             -----------
NEBRASKA (4.6%)
Nebraska Public Power Dist. Rev.                                0.00%            1/1/2006 (1)        24,465      18,934
Nebraska Public Power Dist. Rev.                                0.00%            1/1/2007 (1)        24,485      17,974
Nebraska Public Power Dist. Rev.                                0.00%            1/1/2008 (1)        15,000      10,412
Nebraska Public Power Dist. Rev.                                5.00%            1/1/2028 (1)        34,000      30,912
Nebraska Public Power Dist. Rev.                                5.25%            1/1/2006 (1)        13,775      14,156
Nebraska Public Power Dist. Rev.                                5.25%            1/1/2008 (1)         2,230       2,301
Nebraska Public Power Dist. Rev.                                5.25%            1/1/2011 (1)        10,000      10,226
                                                                                                             -----------
                                                                                                             $  104,915
                                                                                                             -----------
NEVADA (0.2%)
Clark County NV GO                                              6.50%            6/1/2017 (2)         5,000  $    5,656
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE      MARKET
                                                                                 MATURITY            AMOUNT      VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                              COUPON                DATE             (000)       (000)
------------------------------------------------------------------------------------------------------------------------
NEW JERSEY (7.9%)
Atlantic County NJ Public Fac. COP                              7.40%            3/1/2012 (3)     $   4,335  $    5,228
Hoboken-Union City-Weehawken NJ Sewerage Auth.                  6.25%            8/1/2014 (1)        10,185      11,417
Hoboken-Union City-Weehawken NJ Sewerage Auth.                  6.25%            8/1/2015 (1)        10,820      12,122
New Jersey Econ. Dev. Transp. Project
   (NJ Transit Corp. Light Rail Transit System Project)        5.875%            5/1/2015 (4)        10,000      10,529
New Jersey Health Care Fac. Finance Auth. Rev.
   (Saint Barnabas Health Care)                                  5.25%           7/1/2015 (1)         5,750       5,732
New Jersey Health Care Fac. Finance Auth. Rev.
   (Saint Clares Riverside Medical Center)                      5.75%            7/1/2014 (1)         3,000       3,087
New Jersey Health Care Fac. Finance Auth. Rev.
   (Virtua Health)                                              5.25%            7/1/2014 (4)        10,685      10,709
New Jersey Sports & Exposition Auth. Rev.                       6.50%            3/1/2013 (1)        18,795      21,232
New Jersey Sports & Exposition Auth. Rev. VRDO                  4.15%           11/2/2000 (1) LOC       600         600
New Jersey Transit Corp. COP                                    5.50%           9/15/2008 (2)        27,880      29,313
New Jersey Transit Corp. COP                                    5.50%           9/15/2009 (2)        30,575      32,195
New Jersey Turnpike Auth. Rev.                                  6.50%            1/1/2013 (1)        30,000      33,974
New Jersey Turnpike Auth. Rev.                                  6.50%            1/1/2016 (1)         5,000       5,669
                                                                                                             -----------
                                                                                                             $  181,807
                                                                                                             -----------
NEW MEXICO (0.5%)
Albuquerque NM Hosp. System (Presbyterian Health)              6.375%            8/1/2007 (1)         4,000       4,190
Farmington NM Util. System Rev.                                 5.75%           5/15/2013 (3)         1,770       1,806
Farmington NM Util. System Rev.                                 5.75%           5/15/2013 (3)(ETM)    1,230       1,258
Hurley NM PCR VRDO
   (Kennecott Sante Fe Corp. Project British Petroleum)         4.60%           11/2/2000               200         200
New Mexico Highway Community Tax Rev.                           6.00%           6/15/2015             3,000       3,191
                                                                                                             -----------
                                                                                                             $   10,645
                                                                                                             -----------
NEW YORK (7.2%)
Long Island NY Power Auth. Electric System General Rev.         0.00%            6/1/2009 (4)         7,200       4,740
Long Island NY Power Auth. Electric System General Rev.         0.00%            6/1/2013 (4)        25,030      13,023
Long Island NY Power Auth. Electric System General Rev. VRDO    4.60%           11/2/2000 LOC         2,200       2,200
Metro. NY Transp. Auth. Rev. Commuter Fac.                      4.75%            7/1/2026 (3)        12,680      11,065
Metro. NY Transp. Auth. Rev. Commuter Fac.                      5.25%            7/1/2028 (4)         4,750       4,508
Metro. NY Transp. Auth. Rev. Dedicated Petroleum Tax            6.00%            4/1/2020 (1)        18,000      19,424
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.                                       7.00%           6/15/2001 (2)(Prere.)   335         344
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.                                       7.00%           6/15/2009 (2)         1,510       1,548
New York State Dormitory Auth. Rev. (St. John's Univ.)          5.25%            7/1/2025 (1)         6,000       5,728
New York State Energy Research & Dev. Auth. VRDO
   (Consolidated Edison)                                        4.15%           11/8/2000            10,000      10,000
New York State Housing Finance Agency Auth. Rev.
   (Nursing Home & Health Care)                                 4.70%           11/1/2008 (1)         7,015       6,983
New York State Housing Finance Agency Auth. Rev.
   (Nursing Home & Health Care)                                 4.80%           11/1/2009 (1)        13,540      13,501
New York State Housing Finance Agency Auth. Rev.
   (Nursing Home & Health Care)                                 4.90%           11/1/2010 (1)         4,495       4,498
New York State Medical Care Fac. Finance Agency
   (Mental Health Services)                                     6.00%           8/15/2015 (1)           195         205
New York State Thruway Auth. (Service Contract)                 5.75%            4/1/2013 (2)         2,500       2,651
New York State Thruway Auth. (Service Contract)                 5.75%            4/1/2014 (2)         4,000       4,218
New York State Thruway Auth. (Service Contract)                 5.75%            4/1/2015 (2)         4,000       4,195

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE      MARKET
                                                                                 MATURITY            AMOUNT      VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                              COUPON                DATE             (000)       (000)
------------------------------------------------------------------------------------------------------------------------
Port Auth. of New York & New Jersey Special Obligation Rev.
   (JFK International Airport)                                  5.75%           12/1/2022 (1)     $   7,955  $    8,067
Suffolk County NY Water Auth.                                   5.75%            6/1/2013 (2)         7,345       7,511
Triborough Bridge & Tunnel Auth. Rev. NY                        4.75%            1/1/2024 (1)        12,500      10,968
Triborough Bridge & Tunnel Auth. Rev. NY                        6.00%            1/1/2014             4,500       4,546
Triborough Bridge & Tunnel Auth. Rev. NY                        6.00%            1/1/2015 (2)           260         266
Triborough Bridge & Tunnel Auth. Rev. NY
   (General Purpose Rev.)                                       5.00%            1/1/2024             5,000       4,577
Triborough Bridge & Tunnel Auth. Rev. NY
   (General Purpose Rev.)                                       5.20%            1/1/2027             9,250       8,682
Triborough Bridge & Tunnel Auth. Rev. NY
   (General Purpose Rev.)                                       5.25%            1/1/2028            12,325      11,644
                                                                                                             -----------
                                                                                                             $  165,092
                                                                                                             -----------
NORTH CAROLINA (1.1%)
New Hanover County NC Hosp. Rev.
   (New Haven Regional Medical Center Project)                  5.00%           10/1/2028 (1)        11,200      10,083
North Carolina Medical Care Rev.
   (St. Joseph's Health System)                                5.125%           10/1/2028 (1)         1,750       1,604
North Carolina Medical Care Rev. (Wake County Hosp.)            5.25%           10/1/2017 (1)        13,750      13,507
                                                                                                             -----------
                                                                                                             $   25,194
                                                                                                             -----------
NORTH DAKOTA (0.4%)
Mercer County ND PCR (Basin Electric Power)                     6.05%            1/1/2019 (2)         9,500  $    9,814
                                                                                                             -----------
OHIO (2.7%)
Cleveland OH School Dist. GO                                   5.875%           12/1/2011 (3)         4,720       4,917
Cleveland OH Water Works Rev.                                   6.25%            1/1/2002 (2)(Prere.) 2,405       2,500
Cleveland OH Water Works Rev.                                   6.25%            1/1/2015 (2)            95          98
Cuyahoga County OH Hosp. Refunding & Improvement
  (Univ. Hosp.)                                                5.625%           1/15/2021 (1)        11,480      11,458
Franklin County OH Convention Center Rev.                       0.00%           12/1/2006 (1)         4,355       3,254
Greater Cleveland OH Regional Transp. Auth. GO                  5.65%           12/1/2006 (3)(Prere.) 5,000       5,319
Hamilton County OH Hosp. Fac. Rev. VRDO
   (Health Alliance of Greater Cincinnati)                      4.35%           11/8/2000 (1)         9,150       9,150
Hamilton County OH Sales Tax Rev.
   (Hamilton County Football Project)                           5.00%           12/1/2027 (1)        10,000       9,125
Ohio Air Quality Dev. Auth. VRDO
   (Cincinnati Gas & Electric Co. Project)                      4.60%           11/2/2000 LOC         3,900       3,900
Ohio GO                                                        7.625%            8/1/2009             4,345       5,229
Ohio State Univ. VRDO                                           4.35%           11/8/2000             2,900       2,900
Toledo OH City Services Special Assesment VRDO                  4.35%           11/2/2000 LOC         5,100       5,100
                                                                                                             -----------
                                                                                                             $   62,950
                                                                                                             -----------
OREGON (1.5%)
Oregon Health, Housing, Educ. & Culture Fac.
   (Lewis & Clark College)                                      6.00%           10/1/2013 (1)         2,250       2,382
Oregon State Dept. of Administrative Services COP               6.00%            5/1/2013 (2)         6,190       6,675
Oregon State Dept. of Administrative Services COP               6.00%            5/1/2014 (2)         6,565       7,057
Oregon State Dept. of Administrative Services COP               6.00%            5/1/2016 (2)         3,175       3,379
Portland OR Sewer System Rev.                                   5.50%            6/1/2017 (1)        14,250      14,344
                                                                                                             -----------
                                                                                                             $   33,837
                                                                                                             -----------
PENNSYLVANIA (8.2%)
Allegheny County PA Airport Rev.
   (Pittsburgh International Airport)                           5.75%            1/1/2013 (1)         4,000       4,181
Armstrong County PA Hosp. Auth. Rev.                            6.25%            6/1/2013 (2)        18,400      19,134

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE      MARKET
                                                                                 MATURITY            AMOUNT      VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                              COUPON                DATE             (000)       (000)
------------------------------------------------------------------------------------------------------------------------
Dauphin County PA General Auth. Health System Rev.
   (Pinnacle Health)                                            5.50%           8/15/2028 (1)     $   9,415  $    9,314
Delaware Valley PA Regional Finance Auth. Local Govt. Rev.      5.50%            8/1/2028 (2)        56,750      56,139
Geisinger Health System Auth. of Pennsylvania VRDO
   (Penn State Geisinger Health System)                         4.60%           11/2/2000             7,600       7,600
Pennsylvania Convention Center Auth. Rev.                       6.00%            9/1/2019 (3)(ETM)   10,000      10,666
Pennsylvania Convention Center Auth. Rev.                       6.70%            9/1/2016 (3)(ETM)    9,970      11,455
Pennsylvania Higher Educ. Fac. Health Services Rev.
   (Allegheny/Delaware Valley)                                 5.875%          11/15/2016 (1)        20,000      20,378
Pennsylvania Turnpike Comm. Rev.                                6.00%            6/1/2015 (1)         1,000       1,020
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
   (Children's Hosp. Project)                                   4.60%           11/2/2000             3,200       3,200
Philadelphia PA Water & Waste Water Rev.                        7.00%           6/15/2010 (3)        15,000      17,468
Philadelphia PA Water & Waste Water Rev.                        7.00%           6/15/2011 (3)        16,500      19,282
Pittsburgh PA Water & Sewer System Rev.                         7.25%            9/1/2014 (3)(ETM)    5,000       5,904
Sharon PA Regional Health System Auth. Rev.
   (Mercer County PA Health System Rev.)                        5.00%           12/1/2028 (1)         2,920       2,577
                                                                                                             -----------
                                                                                                             $  188,318
                                                                                                             -----------
RHODE ISLAND (0.2%)
Rhode Island Public Building Auth.                              6.00%            2/1/2011 (2)         3,805  $    3,820
                                                                                                             -----------
SOUTH CAROLINA (0.6%)
South Carolina Public Service Auth. Rev.                        6.25%            1/1/2022 (2)        13,000  $   13,664
                                                                                                             -----------
SOUTH DAKOTA (0.5%)
South Dakota Health & Educ. Fac. Auth. Rev.
   (McKennan Hosp.)                                            7.625%            1/1/2008 (1)(Prere.)10,065  $   11,628
                                                                                                             -----------
TENNESSEE (1.7%)
Johnson City TN Health & Educ. Rev.
   (Johnson City Medical Center)                                5.25%            7/1/2028 (1)        12,650      12,009
Metro. Govt. Nashville & Davidson County TN
Water & Sewer Rev.                                              4.75%            1/1/2022 (3)        16,405      14,483
Nashville & Davidson County TN Health & Educ. Fac.
   (Meharry Medical College)                                    6.00%           12/1/2012 (2)         3,405       3,688
Shelby County TN TAN VRDO                                       4.30%           11/8/2000             5,000       5,000
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)                                       5.50%            8/1/2012 (1)         2,500       2,553
Tennessee Housing Dev. Agency                                  7.125%            7/1/2017 (1)         2,640       2,695
                                                                                                             -----------
                                                                                                             $   40,428
                                                                                                             -----------
TEXAS (10.2%)
Austin TX Combined Util. System Rev.                            5.75%          11/15/2016 (2)        10,000      10,080
Gulf Coast TX Waste Disposal Auth. Environmental Fac. VRDO
   (Exxon Mobil Project)                                        4.70%           11/2/2000            18,300      18,300
Gulf Coast TX Waste Disposal Auth. PCR VRDO (Exxon Project)     4.60%           11/2/2000             6,600       6,600
Harris County TX Hosp. Dist. Rev.                               6.00%           2/15/2013 (1)        12,910      13,643
Harris County TX IDA VRDO (Shell Oil Co. Project)               4.60%           11/2/2000             9,050       9,050
Harris County TX Toll Road VRDO                                 4.35%           11/8/2000            10,175      10,175
Harris County TX Toll Road VRDO                                 4.35%           11/8/2000               200         200
Houston TX Water & Sewer System Rev.                            0.00%           12/1/2019 (4)        59,100      20,045
Houston TX Water & Sewer System Rev.                            0.00%           12/1/2021 (4)        40,000      11,938
Houston TX Water & Sewer System Rev.                            0.00%           12/1/2025 (4)        33,525       7,816
Houston TX Water & Sewer System Rev.                            0.00%           12/1/2027 (4)        28,000       5,805

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE      MARKET
                                                                                 MATURITY            AMOUNT      VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                              COUPON                DATE             (000)       (000)
------------------------------------------------------------------------------------------------------------------------
Houston TX Water & Sewer System Rev.                            0.00%           12/1/2028 (4)     $  39,250  $    7,667
Houston TX Water Conveyance System                              6.25%          12/15/2012 (2)         8,340       9,159
Houston TX Water Conveyance System                              6.80%          12/15/2010 (2)         5,490       6,281
Houston TX Water Conveyance System                              6.80%          12/15/2011 (2)         8,910      10,196
Lower Colorado River Auth. TX Rev.                             5.625%            1/1/2015 (4)(Prere.) 3,055       3,199
Lower Colorado River Auth. TX Rev.                              5.75%           5/15/2012 (4)         9,050       9,546
Lower Colorado River Auth. TX Rev.                              6.00%           5/15/2013 (4)        12,500      13,362
Northeast Texas Hosp. Auth. (Northeast Medical Center)         5.625%           5/15/2017 (4)         7,425       7,447
Northeast Texas Hosp. Auth. (Northeast Medical Center)         5.625%           5/15/2022 (4)         7,110       7,009
Northeast Texas Hosp. Auth. (Northeast Medical Center)          6.00%           5/15/2009 (4)         3,945       4,225
Northeast Texas Hosp. Auth. (Northeast Medical Center)          6.00%           5/15/2010 (4)         2,000       2,144
San Antonio TX Electric & Gas System Rev.                       0.00%            2/1/2007 (3)        15,000      11,057
Texas Muni. Power Agency Rev.                                   0.00%            9/1/2014 (1)        30,000      14,259
Texas Muni. Power Agency Rev.                                   0.00%            9/1/2016 (1)        13,650       5,702
Texas Muni. Power Agency Rev.                                   0.00%            9/1/2017 (1)        15,000       5,872
Texas Turnpike Auth. Dallas Northway Rev.
   (President George Bush Turnpike)                             0.00%            1/1/2010 (2)         6,000       3,778
                                                                                                             -----------
                                                                                                             $  234,555
                                                                                                             -----------
UTAH (0.6%)
Intermountain Power Agency Utah Power Supply Rev.               5.75%            7/1/2019 (1)        13,000  $   13,203
                                                                                                             -----------
VIRGINIA (1.7%)
Henry County VA Public Service Auth.                            6.25%          11/15/2019 (3)         1,500       1,527
Virginia Commonwealth Transp. Board Federal Highway Rev.        5.50%           10/1/2010            35,000      36,999
                                                                                                             -----------
                                                                                                             $   38,526
                                                                                                             -----------
WASHINGTON (1.4%)
Chelan County WA Public Util. Dist. (Rock Island Hydro Project) 0.00%            6/1/2009 (1)        10,950       7,137
Chelan County WA Public Util. Dist. (Rock Island Hydro Project) 0.00%            6/1/2015 (1)        12,585       5,697
Chelan County WA Public Util. Dist. (Rock Island Hydro Project) 0.00%            6/1/2017 (1)        11,000       4,373
Chelan County WA Public Util. Dist. (Rock Island Hydro Project) 0.00%            6/1/2026 (1)        10,000       2,276
Chelan County WA Public Util. Dist. (Rock Island Hydro Project) 0.00%            6/1/2025 (1)        11,000       2,653
Snohomish County WA Mukilteo School Dist.                       5.65%           12/1/2010 (3)         3,950       4,199
Snohomish County WA Mukilteo School Dist.                       5.70%           12/1/2011 (3)         5,000       5,348
                                                                                                             -----------
                                                                                                             $   31,683
                                                                                                             -----------
WEST VIRGINIA (1.1%)
West Virginia Hosp. Finance Auth. Rev.
   (Charleston Medical Center)                                  5.75%            9/1/2013 (1)         8,000       8,292
West Virginia State Building Comm. Rev.
   (Jail & Correctional Fac.)                                   7.00%            7/1/2011 (1)         7,325       8,631
West Virginia State Building Comm. Rev.
   (Jail & Correctional Fac.)                                   7.00%            7/1/2012 (1)         7,840       9,266
                                                                                                             -----------
                                                                                                             $   26,189
                                                                                                             -----------
WISCONSIN (0.2%)
Wisconsin Health & Educ. Fac. Auth. Rev.
   (St. Luke's Medical Center)                                  7.10%           8/15/2001 (1)         4,000       4,161
WYOMING (0.1%)
Sublette County WY PCR VRDO (Exxon Project)                     4.60%           11/2/2000             3,350       3,350
------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (COST $2,192,281)                                                                                         $2,314,622
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
                                                                                                                 VALUE*
                                                                                                                  (000)
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.6%)
------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         $   35,772
Liabilities                                                                                                     (50,607)
                                                                                                               ---------
                                                                                                                (14,835)
                                                                                                               ---------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------
Applicable to 189,405,694 outstanding $.001 par value shares
   of beneficial interest (unlimited authorization)                                                          $2,299,787
========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                        $12.14
========================================================================================================================
  * See Note A in Notes to Financial Statements.
** Securities  with a value of $6,605,000  have been segregated as initial margin for open futures contracts.  For key to abbreviations and other references,  see page 80.



-------------------------------------------------------------------------------
AT OCTOBER 31, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
                                                               AMOUNT      PER
                                                                (000)    SHARE
-------------------------------------------------------------------------------
Paid in Capital                                            $2,204,030   $11.63
Undistributed Net Investment Income                                --       --
Overdistributed Net Realized Gains--Note E                    (26,498)    (.14)
Unrealized Appreciation (Depreciation)--Note F
   Investment Securities                                      122,341      .65
   Futures Contracts                                              (86)      --
-------------------------------------------------------------------------------
NET ASSETS                                                 $2,299,787   $12.14
===============================================================================

------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE      MARKET
                                                                                 MATURITY            AMOUNT      VALUE*
LONG-TERM TAX-EXEMPT FUND                                      COUPON                DATE              000)       (000)
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.7%)
------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.4%)
Birmingham AL Airport Auth.                                    5.375%            7/1/2020 (2)     $   6,585  $    6,287

ALASKA (0.8%)
Valdez AK Marine Terminal Rev. VRDO
   (Exxon Pipeline Co. Project)                                 4.60%           11/2/2000            12,400      12,400
Arizona (0.9%)
Maricopa County AZ PCR VRDO
   (Southern California Edison Co.)                             4.65%           11/2/2000             5,000       5,000
Scottsdale AZ IDA (Memorial Hosp.)                              6.00%            9/1/2012 (2)         4,000       4,282
Scottsdale AZ IDA (Memorial Hosp.)                             6.125%            9/1/2017 (2)         4,700       4,960
                                                                                                             -----------
                                                                                                             $   14,242
                                                                                                             -----------
CALIFORNIA (8.6%)
Anaheim CA Public Finance Auth.                                 6.00%            9/1/2013 (4)         7,000       7,905
Anaheim CA Public Finance Auth.                                 6.00%            9/1/2014 (4)         2,500       2,817
California Dept. of Veteran Affairs                             5.45%           12/1/2019 (2)         7,035       7,025
California GO                                                   4.75%           12/1/2028            10,000       8,816
California GO                                                   6.25%            9/1/2012             5,000       5,741
California Health Fac. (Cedars-Sinai Medical Center)            6.25%           12/1/2034             5,000       5,124
California Public Works Board Lease Rev.
   (Community College Project)                                 5.625%            3/1/2016 (2)        11,370      11,787
California Statewide Community Dev. Auth.
   (Catholic Healthcare West)                                   6.50%            7/1/2020            12,000      12,100
California Statewide Community Dev. Auth. PUT
   (Irvine Apartments)                                          5.10%           5/17/2010            10,000       9,756
Fresno CA Sewer Rev.                                            6.25%            9/1/2010 (2)         6,395       7,270
Los Angeles County CA Public Works Rev.                         5.50%           10/1/2011             5,000       5,282
Los Angeles County CA Public Works Rev.                         5.50%           10/1/2012             6,750       7,102
San Bernardino CA Medical Center COP                            5.50%            8/1/2024 (1)        11,295      11,310
San Bernardino County CA COP (Capital Fac. Project)            6.875%            8/1/2024 (ETM)      18,000      21,528
San Diego CA Unified School Dist. GO                            0.00%            7/1/2012 (3)         5,420       3,026
San Diego CA Unified School Dist. GO                            0.00%            7/1/2013 (3)         7,160       3,751
San Jose CA Redev. Agency (Merged Area Redev. Project)          4.75%            8/1/2029 (2)         8,400       7,418
Southern California Public Power Auth. (Transmission Project)   0.00%            7/1/2014             8,500       4,159
                                                                                                             -----------
                                                                                                             $  141,917
                                                                                                             -----------
COLORADO (2.3%)
Colorado Dept. of Transp.                                       6.00%           6/15/2012 (2)        20,000      21,653
Denver CO City & County Airport Rev.                            6.00%          11/15/2013 (2)         7,090       7,501
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2013 (1)        10,000       5,062
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2016 (1)        10,185       4,259
                                                                                                             -----------
                                                                                                             $   38,475
                                                                                                             -----------
DISTRICT OF COLUMBIA (1.5%)
District of Columbia GO                                         0.00%            6/1/2012 (1)        19,000      10,389
District of Columbia GO                                         5.40%            6/1/2012 (2)         5,000       5,079
District of Columbia GO                                         6.00%            6/1/2011 (1)         8,990       9,698
District of Columbia GO                                         6.75%            6/1/2005 (1)            40          41
                                                                                                             -----------
                                                                                                             $   25,207
                                                                                                             -----------
FLORIDA (3.6%)
Florida Board of Educ. Capital Outlay                           4.75%            6/1/2028             3,000       2,616
Florida Muni. Power Agency VRDO (Stanton Project)               4.25%           11/8/2000 (1)         7,905       7,905
Florida Turnpike Auth. Rev.                                     5.00%            7/1/2019 (3)        10,320       9,748


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
------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE      MARKET
                                                                                 MATURITY            AMOUNT      VALUE*
LONG-TERM TAX-EXEMPT FUND                                      COUPON                DATE             (000)       (000)
------------------------------------------------------------------------------------------------------------------------
Orange County FL School Dist. COP                              5.375%            8/1/2017 (1)     $  5,000   $    4,997
Tallahassee FL Health Fac. Rev.
   (Tallahassee Memorial Healthcare, Inc. Project)             6.375%           12/1/2030 +          10,000       9,848
Sunrise FL Util. System Rev.                                    5.50%           10/1/2018 (2)        12,000      12,261
Tampa Bay FL Water Util. System Rev.                            5.00%           10/1/2021 (3)        12,860      11,924
                                                                                                             -----------
                                                                                                             $   59,299
                                                                                                             -----------
GEORGIA (4.8%)
Atlanta GA Airport Rev.                                        5.875%            1/1/2015 (3)         7,750       8,205
Atlanta GA Airport Rev.                                        5.875%            1/1/2017 (3)         7,500       7,861
Atlanta GA Airport Rev.                                         6.25%            1/1/2013 (3)         8,000       8,686
Atlanta GA Water & Wastewater Rev.                              5.50%           11/1/2022 (3)        10,000      10,102
Burke County GA Dev. Auth. PCR VRDO (Georgia Power Co.)         4.60%           11/2/2000             3,200       3,200
Burke County GA Dev. Auth. PCR VRDO
   (Georgia Power Co. Plant Vogtle Project)                     4.65%           11/2/2000             2,735       2,735
College Park GA IDA GO (Civic Center)                           7.00%            9/1/2010            11,500      13,004
Fulton County GA COP                                            6.00%           11/1/2015             4,815       5,153
Metro. Atlanta GA Rapid Transit Auth. Rev.                      6.25%            7/1/2018            12,170      13,416
Monroe County GA Dev. Auth. PCR VRDO
   (Georgia Power Plant)                                        4.80%           11/2/2000             7,000       7,000
                                                                                                             -----------
                                                                                                             $   79,362
                                                                                                             -----------
HAWAII (0.9%)
Hawaii GO                                                      5.875%           10/1/2015 (1)         2,860       3,008
Hawaii GO                                                      5.875%           10/1/2016 (1)         3,220       3,369
Honolulu HI GO                                                 5.125%            7/1/2012 (3)         4,000       4,011
Honolulu HI GO                                                 5.125%            7/1/2013 (3)         4,580       4,556
                                                                                                             -----------
                                                                                                             $   14,944
                                                                                                             -----------
ILLINOIS (5.8%)
Chicago IL Board of Educ.                                       0.00%           12/1/2013 (2)         5,000       2,481
Chicago IL Board of Educ.                                       0.00%           12/1/2014 (2)         5,000       2,329
Chicago IL Board of Educ.                                       0.00%           12/1/2016 (2)         8,545       3,490
Chicago IL Gas Supply Refunding Rev. VRDO
   (Peoples Gas Light & Coke Co. Project)                       4.30%           11/2/2000             3,700       3,700
Chicago IL Metro. Water Capital Improvement Rev.                7.00%            1/1/2011            20,000      23,312
Chicago IL Public Building Comm.                                7.00%            1/1/2020 (1)(ETM)    6,000       7,058
Chicago IL Water Rev. VRDO                                      4.25%           11/8/2000 LOC         6,100       6,100
Illinois Dev. Finance Auth. (Adventist Health System)           5.50%          11/15/2029             3,305       2,645
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)    7.40%           12/1/2024 (1)         8,150       8,991
Illinois Health Fac. Auth. Rev. VRDO
   (Univ. of Chicago Hosp. and Health Systems)                  4.60%           11/2/2000 (1)        11,895      11,895
Illinois Metro. Pier & Exposition Auth. Rev.                    0.00%          12/15/2014 (1)        16,100       7,545
Illinois Metro. Pier & Exposition Auth. Rev.                    6.75%            6/1/2010 (1)         6,000       6,750
Illinois Sales Tax Rev.                                        6.125%           6/15/2013             4,500       4,851
Will County IL Community School Dist.                           0.00%           11/1/2013 (4)        10,000       5,021
                                                                                                             -----------
                                                                                                             $   96,168
                                                                                                             -----------
INDIANA (1.2%)
Indiana Office Building Comm. Rev. (Capitol Complex)            6.90%            7/1/2011            16,875      19,150

KENTUCKY (1.9%)
Kentucky Property & Buildings Comm. Rev.                        5.75%           10/1/2014             6,405       6,726
Lexington-Fayette KY Urban County Govt. GO
   (Detention Center Project)                                   4.75%            5/1/2024            17,870      15,628
Louisville & Jefferson County KY Regional Airport Auth.
Special Fac. Rev. VRDO (UPS Worldwide Forwarding)               4.65%           11/2/2000             8,900       8,900
                                                                                                             -----------
                                                                                                             $   31,254
                                                                                                             -----------

                                       63
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
------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE      MARKET
                                                                                 MATURITY            AMOUNT      VALUE*
LONG-TERM TAX-EXEMPT FUND                                      COUPON                DATE             (000)       (000)
------------------------------------------------------------------------------------------------------------------------
LOUISIANA (1.7%)
De Soto Parish LA PCR (Southwestern Electric Power Co.)         7.60%            1/1/2019         $  24,300  $   25,897
New Orleans LA GO                                               0.00%            9/1/2016 (2)         5,785       2,431
                                                                                                             -----------
                                                                                                             $    28,328
                                                                                                             -----------
MAINE (0.6%)
Maine Health & Higher Educ. Fac. Auth Rev.                      5.25%            7/1/2023 (1)        10,000       9,386

MARYLAND (1.4%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
   (Medlantic/Helix)                                            5.25%           8/15/2038 (4)        17,500      15,358
Maryland Health & Higher Educ. Fac. Auth. Rev.
   (Univ. of Maryland Medical System)                           6.75%            7/1/2030             7,500       7,711
                                                                                                             -----------
                                                                                                             $   23,069
                                                                                                             -----------
MASSACHUSETTS (7.7%)
Massachusetts Bay Transp. Auth.                                 7.00%            3/1/2021            15,000      17,623
Massachusetts GO                                                5.75%            5/1/2002 (Prere.)    5,000       5,192
Massachusetts GO                                                6.00%            6/1/2001 (Prere.)      500         505
Massachusetts GO                                                6.00%            6/1/2015            14,000      14,945
Massachusetts GO                                                6.00%            6/1/2016            10,300      10,939
Massachusetts GO                                                6.50%            8/1/2011             2,345       2,425
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Boston Medical Center)                                      5.00%            7/1/2019 (1)         3,450       3,140
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Caritas Christi Obligated Group)                            5.70%            7/1/2015            10,000       8,646
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Harvard Pilgrim Health)                                     5.00%            7/1/2018 (4)         9,920       9,005
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Univ. of Massachusetts Memorial)                            5.00%            7/1/2018 (2)         3,685       3,369
Massachusetts Health & Educ. Fac. Auth. Rev.
   (Univ. of Massachusetts Memorial)                            5.00%            7/1/2028 (2)         3,500       3,075
Massachusetts Housing Finance Agency                           6.125%          11/15/2008             3,500       3,597
Massachusetts Port Auth. Rev.                                   5.00%            7/1/2018             3,500       3,286
Massachusetts Water Resources Auth. Rev.                        5.50%           7/15/2002 (Prere.)    5,000       5,093
Massachusetts Water Resources Auth. Rev.                        6.50%           7/15/2019 +          32,000      36,231
                                                                                                             -----------
                                                                                                             $  127,071
                                                                                                             -----------
MICHIGAN (3.0%)
Detroit MI GO                                                  6.375%            4/1/2007             4,500       4,747
Grand Rapids MI Tax Increment Rev. (Downtown Project)          6.875%            6/1/2024 (1)         7,500       8,128
Michigan Muni. Bond Auth. Rev. Clean Water Revolving Fund      5.875%           10/1/2015             9,250       9,788
Michigan Muni. Bond Auth. Rev. Clean Water Revolving Fund      5.875%           10/1/2016             7,980       8,404
Univ. of Michigan Hosp. Rev. VRDO                               4.65%           11/2/2000             4,300       4,300
Wayne Charter County MI Airport Rev.                            5.25%           12/1/2018 (1)        15,005      14,108
                                                                                                             -----------
                                                                                                             $   49,475
                                                                                                             -----------
MISSISSIPPI (1.2%)
Mississippi GO                                                  6.00%           11/1/2013             7,250       7,749
Mississippi GO                                                  6.00%           11/1/2014            10,800      11,511
                                                                                                             -----------
                                                                                                             $   19,260
                                                                                                             -----------
MISSOURI (0.4%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
   (St. Anthony's Medical Center)                               6.25%           12/1/2030             6,750  $    6,642
                                                                                                             -----------


                                       64
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
------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE      MARKET
                                                                                 MATURITY            AMOUNT      VALUE*
LONG-TERM TAX-EXEMPT FUND                                      COUPON                DATE             (000)       (000)
------------------------------------------------------------------------------------------------------------------------
NEVADA (1.9%)
Clark County NV Building Auth.                                  5.25%           6/15/2016 (3)     $   7,000  $    6,904
Clark County NV Passenger Fac. Rev.                            5.375%            7/1/2014 (1)        14,780      14,951
Humboldt County NV PCR (Idaho Power Co.)                        8.30%           12/1/2014             9,100      10,132
                                                                                                             -----------
                                                                                                             $   31,987
                                                                                                             -----------
NEW HAMPSHIRE (0.6%)
New Hampshire Business Finance Auth.
(Public Service Co. of New Hampshire) PCR                       6.00%            5/1/2021            10,000  $    9,331
                                                                                                             -----------
NEW JERSEY (3.8%)
New Jersey Health Care Fac. Auth. Rev.
   (Atlantic City Medical Center)                               6.80%            7/1/2005             3,500       3,672
New Jersey Sports & Exposition Auth. Rev.                       6.50%            3/1/2013            10,000      11,297
New Jersey Sports & Exposition Auth. Rev.                       6.50%            3/1/2019            16,745      17,430
New Jersey Transit Corp. COP                                    5.50%           9/15/2012 (2)         5,000       5,254
New Jersey Transit Corp. COP                                    6.00%           9/15/2015 (2)        13,000      13,846
New Jersey Turnpike Auth. Rev.                                 5.625%            1/1/2015 (1)        10,000      10,343
New Jersey Turnpike Auth. Rev. VRDO                             4.15%           11/8/2000 (3) LOC       300         300
                                                                                                             -----------
                                                                                                             $   62,142
                                                                                                             -----------
NEW MEXICO (0.3%)
Hurley NM PCR VRDO
   (Kennecott Sante Fe Corp. Project British Petroleum)         4.60%           11/2/2000             2,050       2,050
New Mexico Highway Commission Tax Rev.                          6.00%           6/15/2013             3,000       3,220
                                                                                                             -----------
                                                                                                             $    5,270
                                                                                                             -----------
NEW YORK (10.5%)
Babylon NY Waste Water Fac. GO                                  9.00%            8/1/2008 (3)         4,900       6,200
Babylon NY Waste Water Fac. GO                                  9.00%            8/1/2009 (3)         2,800       3,609
Babylon NY Waste Water Fac. GO                                  9.00%            8/1/2010 (3)         4,900       6,424
Metro. NY Transp. Auth. Rev. Dedicated Petroleum Tax            5.25%            4/1/2026 (1)         4,675       4,436
Metro. NY Transp. Auth. Rev. Dedicated Petroleum Tax            6.00%            4/1/2020 (1)         6,165       6,653
Metro. NY Transp. Auth. Transp. Fac. Rev.                       5.70%            7/1/2017 (1)         8,320       8,531
New York City NY GO                                             7.10%            2/1/2002 (1)(Prere.)   355         372
New York City NY GO                                             7.10%            2/1/2010 (1)           720         751
New York City NY Muni. Water Finance Auth.                      4.75%           6/15/2025 (4)         6,000       5,250
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.                                       7.00%           6/15/2001 (Prere.)       20          21
New York City NY Transitional Finance Auth. Rev.                4.75%           11/1/2023             5,750       5,028
New York City NY Transitional Finance Auth. Rev.                5.00%            5/1/2017             5,000       4,757
New York City NY Transitional Finance Auth. Rev.                6.25%          11/15/2017             5,000       5,406
New York State Dormitory Auth. Rev. (Court Fac.)                5.75%           5/15/2023 (2)        10,000      10,143
New York State Dormitory Auth. Rev.
   (Sloan Kettering Cancer Center)                              5.75%            7/1/2020 (1)         7,500       7,852
New York State Dormitory Auth. Rev. (State Univ.)               4.75%           5/15/2025 (1)        12,500      10,911
New York State Dormitory Auth. Rev. (State Univ.)               7.50%           5/15/2011            18,900      21,971
New York State Local Govt. Assistance Corp.                    5.375%            4/1/2012             5,275       5,402
New York State Local Govt. Assistance Corp.                     5.40%            4/1/2013            13,125      13,384
New York State Local Govt. Assistance Corp.                     5.40%            4/1/2015             5,700       5,750
New York State Medical Care Fac. Finance Auth. Agency Rev.
   (Hosp. & Nursing Home Mortgage Rev.)                        6.875%           2/15/2002 (7)(Prere.)   640         672
New York State Medical Care Fac. Finance Auth. Agency Rev.
   (Hosp. & Nursing Home Mortgage Rev.)                        6.875%           2/15/2032 (7)         4,360       4,541

                                       65
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
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
LONG-TERM TAX-EXEMPT FUND                                      COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------

Triborough Bridge & Tunnel Auth. Rev. NY                        5.00%            1/1/2015 (4)     $   5,000  $    4,871
Triborough Bridge & Tunnel Auth. Rev. NY                        5.00%            1/1/2016 (4)         5,000       4,819
Triborough Bridge & Tunnel Auth. Rev. NY                        5.00%            1/1/2024             6,845       6,265
Triborough Bridge & Tunnel Auth. Rev. NY                        5.50%            1/1/2030             7,750       7,573
Triborough Bridge & Tunnel Auth. Rev. NY                       6.125%            1/1/2021            10,000      10,909
                                                                                                             -----------
                                                                                                             $  172,501
                                                                                                             -----------
NORTH CAROLINA (1.6%)
Cumberland County NC Hospital Fac. Rev. (Cape Fear Hosp.)       5.25%           10/1/2024             5,000       4,311
New Hanover County NC Hosp. Rev.
   (New Haven Regional Medical Center Project)                  5.00%           10/1/2028 (1)         5,000       4,501
North Carolina Eastern Muni. Power Agency Rev.                  6.50%            1/1/2018 (ETM)       4,625       5,234
North Carolina Eastern Muni. Power Agency Rev.                  7.50%            1/1/2009 (Prere.)    4,935       5,921
North Carolina Medical Care Rev. (Novant Health Project)        5.00%           10/1/2024             3,200       2,918
North Carolina Medical Care Rev. (St. Joseph's Health System)   5.10%           10/1/2018             3,500       3,308
                                                                                                             -----------
                                                                                                             $   26,193
                                                                                                             -----------
OHIO (2.3%)
Cuyahoga County OH Hosp. Rev. VRDO
(Cleveland Clinic Foundation)                                   4.40%           11/8/2000             5,700       5,700
Clermont County OH Hosp. Rev. VRDO (Mercy Health Systems)       4.40%           11/8/2000            13,765      13,765
Franklin County OH Hosp. Rev. VRDO (U.S. Health Corp.)          4.35%           11/2/2000 LOC         9,865       9,865
Ohio Turnpike Comm. Rev.                                        4.50%           2/15/2024 (3)        10,000       8,429
                                                                                                             -----------
                                                                                                             $   37,759
                                                                                                             -----------
OREGON (0.4%)
Clackamas County OR Hosp. Fac. Auth. Rev.
   (Legacy Health System)                                       5.50%           2/15/2014             7,330  $    7,371
                                                                                                             -----------
PENNSYLVANIA (7.3%)
Allegheny County PA Sanitation Auth. Sewer Rev.                 6.00%           12/1/2019 (1)        10,000      10,455
Delaware County PA IDA Resource Recovery Rev.
   (Browning Ferris)                                            6.10%            7/1/2013            15,000      13,759
Delaware Valley PA Regional Finance Auth. Local Govt. Rev.      5.50%            8/1/2028 (2)        10,000       9,892
Pennsylvania GO                                                6.375%           9/15/2012            13,500      13,977
Pennsylvania Housing Finance Agency Residential Dev. Rev.       7.50%            7/1/2006             3,890       4,068
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
   (Children's Hosp. Project)                                   4.60%           11/2/2000             7,800       7,800
Philadelphia PA Water & Waste Water Rev.                        7.00%           6/15/2010 (3)        20,000      23,290
Pittsburgh PA GO                                                5.25%            9/1/2016 (3)         3,845       3,816
Pittsburgh PA Water & Sewer Auth. Rev.                          6.50%            9/1/2013 (3)        10,000      11,336
Sayre PA Health Care Fac. Auth. VRDO (VHA of Pennsylvania,
Pooled Capital Asset Financial Program)                         4.35%           11/8/2000 (2)        21,500      21,500
                                                                                                             -----------
                                                                                                             $  119,893
                                                                                                             -----------
PUERTO RICO (0.2%)
Puerto Rico Electric Power Auth. Rev.                           5.25%            7/1/2014 (1)         2,000       2,052
Puerto Rico Electric Power Auth. Rev.                           5.25%            7/1/2014 (4)         2,000       2,052
                                                                                                             -----------
                                                                                                             $    4,104
                                                                                                             -----------
SOUTH CAROLINA (1.3%)
Berkeley County SC Exempt Fac. Ind. Rev. VRDO
   (Amoco Chemical Co. Project)                                 4.75%           11/2/2000               900         900
Piedmont SC Muni. Power Agency Rev.                             6.50%            1/1/2015 (3)        12,210      13,721
Piedmont SC Muni. Power Agency Rev.                             6.50%            1/1/2015 (3)(ETM)    2,035       2,306
South Carolina Econ. Dev. Auth. (Palmetto Health Alliance)     7.125%          12/15/2015             5,000       5,030
                                                                                                             -----------
                                                                                                             $   21,957
                                                                                                             -----------


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
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MARKET
                                                                                 MATURITY            AMOUNT       VALUE*
LONG-TERM TAX-EXEMPT FUND                                      COUPON                DATE             (000)        (000)
------------------------------------------------------------------------------------------------------------------------
TENNESSEE (2.0%)
Johnson City TN Health & Educ. Rev.
 (Johnson City Medical Center)                                 5.125%            7/1/2025 (1)(ETM)$  15,000  $   14,020
Knoxville TN Health, Educ. & Housing Board Rev.
 (Univ. Health System, Inc.)                                   5.625%            4/1/2024            21,000      18,597
                                                                                                             -----------
                                                                                                             $   32,617
                                                                                                             -----------
TEXAS (13.2%)
Brazos County TX Health Dev. Franciscan Service Corp.          5.375%            1/1/2022 (1)         5,750       5,476
Dallas-Fort Worth TX International Airport Fac.
 Improvement Corp. PUT (American Airlines, Inc. Rev.)           5.95%           11/1/2003             7,000       7,038
Gulf Coast TX Waste Disposal Auth. PCR VRDO
   (Amoco Oil Project)                                          4.60%           11/2/2000             2,500       2,500
Gulf Coast TX Waste Disposal Auth. PCR VRDO
   (Exxon Project)                                              4.60%           11/2/2000             2,800       2,800
Harris County TX GO                                             0.00%           10/1/2014 (1)         5,550       2,626
Harris County TX IDA VRDO (Shell Oil Co. Project)               4.60%           11/2/2000             4,300       4,300
Houston TX Hotel Occupancy Tax Rev.                             5.50%            7/1/2011 (4)        16,760      17,118
Houston TX Independent School Dist.                             0.00%           9/15/2012 (2)         6,150       3,294
Houston TX Water & Sewer System Rev.                            0.00%           12/1/2012 (2)        20,500      10,908
Houston TX Water & Sewer System Rev.                           6.375%           12/1/2001 (2)(Prere.)   705         734
Houston TX Water & Sewer System Rev.                           6.375%           12/1/2017 (2)         5,295       5,493
Lewisville TX Independent School Dist.                          0.00%           8/15/2016             5,630       2,358
Lewisville TX Independent School Dist.                          0.00%           8/15/2017             6,940       2,723
Lower Colorado River Auth. TX                                   5.75%           5/15/2012 (4)         5,500       5,801
Lower Colorado River Auth. TX                                  5.875%           5/15/2016 (4)        27,500      28,734
Lower Colorado River Auth. TX                                   6.00%           5/15/2011 (4)        12,605      13,628
North East TX Independent School Dist.                          5.00%            2/1/2016             6,425       6,186
Round Rock TX Independent School Dist.                          0.00%           8/15/2011 (1)         5,000       2,874
San Antonio TX Electric & Gas Rev.                              5.00%            2/1/2002 (Prere.)      610         620
San Antonio TX Electric & Gas Rev.                              5.00%            2/1/2017            13,525      12,859
Texas City TX IDA (Arco Pipeline Project)                      7.375%           10/1/2020            17,000      20,439
Texas Muni. Power Agency Rev.                                   0.00%            9/1/2013            39,670      20,071
Texas Muni. Power Agency Rev.                                   0.00%            9/1/2017 (1)        16,425       6,430
Texas Water Dev. Board Rev.                                     6.50%           7/15/2010            17,425      19,628
Texas Water Dev. Board Rev.                                     7.05%            8/1/2025             5,655       6,092
Tomball TX Hosp. Auth. Rev.                                     6.00%            7/1/2025             3,600       3,061
Tomball TX Hosp. Auth. Rev.                                     6.00%            7/1/2029             5,000       4,187
                                                                                                             -----------
                                                                                                             $  217,978
                                                                                                             -----------
UTAH (0.2%)
Intermountain Power Agency UT Power Supply Rev.                 5.75%            7/1/2019 (1)         3,000  $    3,047
                                                                                                             -----------
VIRGIN ISLANDS (0.3%)
Virgin Islands Pub. Fin. Auth. Rev.                             6.50%           10/1/2024             5,000  $    5,161
                                                                                                             -----------
WASHINGTON (2.7%)
Chelan County WA Public Util. Dist. (Rock Island Hydro Project) 0.00%            6/1/2014 (1)         5,000       2,412
Chelan County WA Public Util. Dist. (Rock Island Hydro Project) 0.00%            6/1/2017 (1)        11,685       4,646
Chelan County WA Public Util. Dist. (Rock Island Hydro Project) 0.00%            6/1/2018 (1)        10,000       3,729
Washington Dept. of Ecology COP (State Office Building Project) 5.00%            4/1/2016            27,820      26,247
Washington GO                                                   5.50%            5/1/2018             4,000       4,072
Washington GO                                                   6.75%            2/1/2015             3,450       4,002
                                                                                                             -----------
                                                                                                             $   45,108
                                                                                                             -----------

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
------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE      MARKET
                                                                                 MATURITY            AMOUNT      VALUE*
LONG-TERM TAX-EXEMPT FUND                                      COUPON                DATE             (000)       (000)
------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA (0.6%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)      7.00%            7/1/2014 (1)     $   8,975   $   10,647

WISCONSIN (2.1%)
Wisconsin Clean Water Rev.                                     6.875%            6/1/2011            20,500      23,811
Wisconsin GO                                                    5.75%            5/1/2015 +          10,000      10,415
                                                                                                             -----------
                                                                                                             $   34,226
                                                                                                             -----------
WYOMING (0.7%)
Lincoln County WY PCR VRDO (Exxon Project)                      4.60%           11/2/2000            11,235  $   11,235
------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $1,602,388)                                                                                            $1,660,463
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.7%)
------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                             27,183
Liabilities                                                                                                     (39,055)
                                                                                                             -----------
                                                                                                             $  (11,872)
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------
Applicable to 153,637,132 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)                                                             $1,648,591
========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                    $    10.73
========================================================================================================================
*See Note A in Notes to Financial Statements.
+Securities  with a value of $4,529,000  have been  segregated as initial margin for open futures contracts.
For key to abbreviations and other references,  see
page 80.

-------------------------------------------------------------------------------
AT OCTOBER 31, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
                                                               AMOUNT      PER
                                                                (000)    SHARE
-------------------------------------------------------------------------------
Paid in Capital                                            $1,617,098   $10.53
Undistributed Net Investment Income                                --       --
Accumulated Net Realized Losses--Note E                       (27,047)    (.18)
Unrealized Appreciation--Note F
   Investment Securities                                       58,075      .38
   Futures Contracts                                              465       --
-------------------------------------------------------------------------------
NET ASSETS                                                 $1,648,591   $10.73
===============================================================================

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE      MARKET
                                                                                 MATURITY            AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                     COUPON                DATE             (000)       (000)
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.9%)
------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.0%)
Alabama Special Care Fac. (Baptist Health System)              5.875%          11/15/2026 (1)     $   5,000  $    5,033
Courtland AL Ind. Dev. Board Solid Waste Disposal Rev.
   (Champion International Corp. Project)                       6.70%           11/1/2029             9,500       9,685
McIntosh AL IDR (Environmental Improvement)                    5.375%            6/1/2028            17,000      15,503
                                                                                                             -----------
                                                                                                             $   30,221
                                                                                                             -----------
ALASKA (0.2%)
North Slope Borough AK GO                                       7.50%           6/30/2001 (3)         3,000       3,060
Valdez AK Marine Terminal Rev. VRDO
   (Exxon Pipeline Co. Project)                                 4.60%           11/2/2000             4,100       4,100
                                                                                                             -----------
                                                                                                             $    7,160
                                                                                                             -----------
ARIZONA (2.2%)
Maricopa County AZ Pollution Control Corp. PCR                 6.375%            8/1/2015            30,000      30,001
Pima County AZ IDA Multifamily Mortgage (La Cholla Project)     8.50%            7/1/2020 **          6,515       7,037
Univ. of Arizona Board of Regents Rev.                          6.20%            6/1/2016            26,660      29,404
                                                                                                             -----------
                                                                                                             $   66,442
                                                                                                             -----------
ARKANSAS (0.1%)
North Little Rock AR Electric System Rev.                       6.50%            7/1/2015 (1)         3,450  $    3,925
                                                                                                             -----------
CALIFORNIA (9.8%)
ABAG Finance Auth. Nonprofit Corp. California Multifamily Rev.
   (Archstone/Redwood)                                          5.30%           10/1/2008            10,000      10,063
California Statewide Community Dev. Auth. COP
   (Catholic Healthcare West)                                   6.50%            7/1/2020            10,000      10,083
California Statewide Community Dev. Auth. Multifamily Rev.
   (Archstone/LeClub)                                           5.30%            6/1/2008             5,000       5,056
California Statewide Community Dev. Auth. Multifamily Rev.
   (Archstone/Oak Ridge)                                        5.30%            6/1/2029             5,650       5,713
California Statewide Community Dev. Auth. Multifamily Rev.
   (Archstone/Pelican Hill)                                     5.30%            6/1/2008             5,000       5,056
California Statewide Community Dev. Auth. Multifamily Rev.
   (Archstone/River Meadows)                                    5.30%            6/1/2008             5,000       5,056
California Statewide Community Dev. Auth. PUT
   (Irvine Apartments)                                          5.10%           5/17/2010            22,000      21,464
California Statewide Community Dev. Auth. PUT
   (Irvine Apartments)                                          5.25%           5/15/2013            37,785      36,505
California Veterans GO                                          5.20%           12/1/2010            22,000      22,657
California Veterans GO                                          5.25%           12/1/2011            38,000      38,992
Los Angeles CA Dept. of Water & Power Waterworks Rev.           4.25%          10/15/2030 (3)        15,015      12,050
Roseville CA North Central Roseville Community Fac. Dist.       5.40%            9/1/2008             2,000       2,039
Roseville CA North Central Roseville Community Fac. Dist.       5.80%            9/1/2017            10,000       9,820
Sacramento CA Muni. Util. Dist. Electric Rev.                   5.25%            7/1/2028            18,000      17,045
San Bernardino County CA COP (Capital Fac. Project)            6.875%            8/1/2024 (ETM)      25,220      30,163
San Bernardino County CA COP (Medical Center Funding)           7.00%            8/1/2020            12,180      14,412
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.     0.00%           1/15/2009 (1)         3,000       2,047
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.     0.00%           1/15/2016            22,500      14,676
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.     0.00%           1/15/2017            20,000      12,959
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.     0.00%           1/15/2034 (1)        10,000       1,498
Southern California Public Power Auth. Rev.                     6.00%            7/1/2018             3,985       3,987
Tustin CA Unified School Dist. (Community Fac.)                 6.10%            9/1/2002             8,825       8,830
Tustin CA Unified School Dist. (Community Fac.)                6.375%            9/1/2035             7,000       7,056
                                                                                                             -----------
                                                                                                             $  297,227
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE      MARKET
                                                                                 MATURITY            AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                     COUPON                DATE             (000)       (000)
------------------------------------------------------------------------------------------------------------------------
COLORADO (3.1%)
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2003 (1)     $   8,200  $    7,159
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2006 (1)        22,000      16,503
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2007 (1)        12,500       8,887
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2008 (1)        14,000       9,441
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2009 (1)        16,195      10,415
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2010 (1)         7,185       4,377
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2012 (1)        26,795      14,462
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2013 (1)         5,000       2,531
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2014 (1)         8,000       3,805
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2015 (1)         5,000       2,232
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2017 (1)        28,740      11,258
E-470 Public Highway Auth. CO Rev.                              0.00%            9/1/2018 (1)         5,000       1,836
                                                                                                             -----------
                                                                                                             $   92,906
                                                                                                             -----------
CONNECTICUT (1.1%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)          5.85%            9/1/2028            31,475      29,506
Connecticut Dev. Auth. PCR (Connecticut Power & Light)          5.95%            9/1/2028             3,500       3,253
                                                                                                             -----------
                                                                                                             $   32,759
                                                                                                             -----------
DISTRICT OF COLUMBIA (1.9%)
District of Columbia GO                                         5.75%            6/1/2010 (1)        15,000      15,883
District of Columbia GO                                         6.00%            6/1/2012 (1)         7,000       7,539
Metro. Washington D.C. Airport Auth. Rev.                       5.50%           10/1/2009 (3)         6,795       7,047
Metro. Washington D.C. Airport Auth. Rev.                       5.50%           10/1/2010 (3)         7,270       7,513
Metro. Washington D.C. Airport Auth. Rev.                       5.70%           10/1/2007 (1)        12,900      13,451
Metro. Washington D.C. Airport Auth. Rev.                      5.875%           10/1/2015 (1)         7,400       7,568
                                                                                                             -----------
                                                                                                             $   59,001
                                                                                                             -----------
FLORIDA (3.6%)
Citrus County FL PCR (Florida Power Corp.)                      6.35%            2/1/2022             6,500       6,677
Hillsborough County FL Aviation Auth. Rev. (Tampa Airport)      5.25%           10/1/2003 (2)         2,000       2,033
Jacksonville FL Electric Auth. Rev. VRDO (Electric System)      4.60%           11/2/2000            17,800      17,800
Lee County FL IDA Health Care Fac. Rev.
   (Shell Point Village Project)                                5.50%          11/15/2021             8,925       7,636
Lee County FL IDA Health Care Fac. Rev.
   (Shell Point Village Project)                                5.50%          11/15/2029             7,400       6,108
Lee County FL IDA Health Care Fac. Rev.
   (Shell Point Village Project)                                5.75%          11/15/2011             1,475       1,391
Lee County FL IDA Health Care Fac. Rev.
   (Shell Point Village Project)                                5.75%          11/15/2014             1,000         918
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.                           5.85%            8/1/2013             2,500       2,445
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.                           6.00%            8/1/2029             2,000       1,895
Orange County FL School Master Lease COP                        6.00%            8/1/2008 (1)        11,580      12,547
Orange County FL School Master Lease COP                        6.00%            8/1/2009 (1)        12,255      13,340
Orlando FL Special Assessment Rev.
   (Conroy Road Interchange Project)                            5.25%            5/1/2005             1,695       1,636
Orlando FL Special Assessment Rev.
   (Conroy Road Interchange Project)                            5.50%            5/1/2010             1,000         944
Orlando FL Special Assessment Rev.
   (Conroy Road Interchange Project)                            5.80%            5/1/2026             1,000         885
Orlando FL Util. Comm. Rev.                                     6.75%           10/1/2017             2,200       2,544

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
                                                               COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
St. Lucie FL PCR (Florida Power & Light Co. Project) VRDO       4.70%         11/2/2000           $   9,000  $    9,000
Tallahassee FL Health Fac. Rev.
 (Tallahassee Memorial Healthcare, Inc.)                       6.375%         12/1/2030  +           23,000      22,650
                                                                                                             -----------
                                                                                                             $  110,449
                                                                                                             -----------
GEORGIA (3.4%)
Atlanta GA Water & Wastewater Rev                               5.00%         11/1/2029  (3)          9,000       8,140
Burke County GA Dev. Auth. PCR VRDO (Georgia Power Co.)         4.60%         11/2/2000              10,100      10,100
Burke County GA Dev. Auth. PCR VRDO
 (Georgia Power Co. Plant Vogtle Project)                       4.65%         11/2/2000               9,100       9,100
Cartersville GA Water & Waste Water Fac.
 (Anheuser-Busch Cos., Inc.)                                    7.40%         11/1/2010               5,000       5,839
Dalton County GA Dev. Auth. (Hamilton Health Care System)       5.50%          8/15/2017 (1)          5,000       5,071
Dalton County GA Dev. Auth. (Hamilton Health Care System)       5.50%          8/15/2026 (1)         12,000      11,917
Effingham County GA Dev. Auth. Solid Waste Disposal Rev.
 (Fort James Project)                                          5.625%          7/1/2018              31,050      28,523
Georgia Muni. Electric Auth. Rev.                               6.60%          1/1/2018 (1)           5,000       5,702
Monroe County GA Dev. Auth. PCR VRDO
 (Oglethorpe Power Corp.)                                       4.65%         11/2/2000 (2)           5,400       5,400
Savannah GA Hosp. Auth. Rev. (Candler Hosp.)                    7.00%          1/1/2003 (Prere.)     13,000      13,891
                                                                                                             -----------
                                                                                                             $  103,683
                                                                                                             -----------
HAWAII (2.0%)
Hawaii Dept. of Budget & Finance Rev.
 (Hawaiian Electric Co. Inc.)                                   4.95%          4/1/2012 (1)          15,000      14,677
Hawaii Dept. of Budget & Finance Rev.
 (Hawaiian Electric Co. Inc.)                                   5.65%         10/1/2027 (1)           9,750       9,555
Hawaii GO                                                       6.25%          3/1/2007 (3)           5,000       5,420
Hawaii Harbor Capital Improvement Rev.                          5.50%          7/1/2027 (1)          18,500      17,690
Honolulu HI City & County Waste Water System Rev.               0.00%          7/1/2017 (3)           6,000       2,345
Honolulu HI City & County Waste Water System Rev.               0.00%          7/1/2018 (3)           2,000         733
Honolulu HI GO                                                 5.125%          7/1/2016 (3)           9,155       8,853
                                                                                                             -----------
                                                                                                             $   59,273
                                                                                                             -----------
ILLINOIS (3.3%)
Chicago IL Neighborhoods Alive 21 Program GO                    6.50%          1/1/2035 (3)          30,000      32,724
Chicago IL Public Building Comm. Rev.                           7.00%          1/1/2015 (1)(ETM)     10,000      11,213
Chicago IL Public Building Comm. Rev.                           7.00%          1/1/2020 (1)(ETM)     10,000      11,763
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)    7.40%         12/1/2024 (1)          20,000      22,063
Illinois Dev. Finance Auth. Rev. (Regency Park Project)         0.00%          4/15/2019 *            6,500       5,265
Illinois Dev. Finance Auth. Rev. (Regency Park Project)         0.00%          4/15/2020 *            6,000       4,860
Illinois Dev. Finance Auth. Solid Waste Disposal Rev.
(Waste Management Project)                                      5.05%          1/1/2010               4,000       3,508
Illinois Health Fac. Auth. Rev. (Centegra Health System)        5.10%          9/1/2011 (2)           3,105       3,115
Illinois Health Fac. Auth. Rev. (Centegra Health System)        5.25%          9/1/2018 (2)           3,500       3,334
Illinois Health Fac. Auth. Rev. (United Medical Center)        8.125%          7/1/2003 (Prere.)      1,900       2,023
                                                                                                             -----------
                                                                                                             $   99,868
                                                                                                             -----------
INDIANA (2.2%)
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)  7.375%          7/1/2023              19,400      21,853
Indiana Office Building Comm. Rev. (Capitol Complex)            6.90%          7/1/2011 **           15,660      17,771
Indianapolis IN Local Public Improvement Bond Bank              6.75%          2/1/2014              21,500      24,553
Indianapolis IN Local Public Improvement Bond Bank              6.75%          2/1/2020               2,500       2,638
                                                                                                             -----------
                                                                                                             $   66,815
                                                                                                             -----------


------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                     MATURITY        AMOUNT       VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                     COUPON                    DATE         (000)        (000)
------------------------------------------------------------------------------------------------------------------------
KANSAS (0.3%)
Kansas Dev. Finance Auth. Rev. (Sisters of Charity)             5.00%         12/1/2025 (1)           6,500       5,862
Topeka KS Public Building Comm. Rev.                            5.00%          6/1/2027 (1)           3,750       3,387
                                                                                                             -----------
                                                                                                             $    9,249
                                                                                                             -----------
KENTUCKY (0.5%)
Jefferson County KY Rev. (Jewish Hosp. Health)                  5.65%          1/1/2017 (2)           8,000       8,063
Jefferson County KY Rev. (Jewish Hosp. Health)                  5.70%          1/1/2021 (2)           2,000       2,002
Kentucky Property & Buildings Comm. Rev.                        5.80%          9/1/2006               3,100       3,218
                                                                                                             -----------
                                                                                                             $   13,283
                                                                                                             -----------
LOUISIANA (1.3%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)          5.45%          7/1/2010               5,000       4,654
East Baton Rouge Parish LA PCR VRDO (Exxon Project)             4.60%         11/2/2000               3,900       3,900
Iberia Parish LA Hosp. Services Dist. Rev.                      8.00%          5/26/2016              6,250       6,181
West Feliciana Parish LA PCR (Gulf States Util.)                9.00%          5/1/2015               4,000       4,135
West Feliciana Parish LA PCR PUT (Entergy Gulf States Inc.)     5.65%          9/1/2004              19,000      19,102
                                                                                                             -----------
                                                                                                              $  37,972
                                                                                                             -----------
MAINE (0.2%)
Jay ME Solid Waste Disposal Rev.                                6.20%          9/1/2019               6,250  $    6,181
                                                                                                             -----------
MARYLAND (3.2%)
Hagerstown MD Energy Financing Administration
 Solid Waste Disp. Rev. (Hagerstown Fiber Project)              0.00%         10/15/2016  *          17,500       2,100
Maryland Econ. Dev. Corp. Rev.
 (Chesapeake Bay Conference Center Project)                     7.75%         12/1/2031              25,000      25,066
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Medlantic/Helix)                                              5.25%          8/15/2038 (4)         62,055      54,459
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                             6.75%          7/1/2030              15,000      15,422
                                                                                                             -----------
                                                                                                             $   97,047
                                                                                                             -----------
MASSACHUSETTS (6.2%)
Massachusetts Dev. Finance Agency Resource Recovery Rev.
 PUT (Waste Management Inc.)                                    6.90%         12/1/2009               2,000       2,075
Massachusetts Dev. Finance Agency Rev. VRDO
 (Brooks School)                                                4.30%         11/2/2000  (1)          1,500       1,500
Massachusetts GO                                                5.75%         10/1/2011              15,320      16,432
Massachusetts GO                                                5.75%         10/1/2013               6,450       6,840
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                              5.70%          7/1/2015              23,500      20,317
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Partners Healthcare System)                                   5.25%          7/1/2029               5,300       4,572
Massachusetts Health & Educ. Fac. Auth. Rev. VRDO
 (Univ. of Mass.)                                               4.15%         11/8/2000               2,000       2,000
Massachusetts Housing Finance Agency Rev.                       5.95%         10/1/2008  (2)         27,485      28,540
Massachusetts Ind. Finance Agency Resource Recovery Rev.
 (Refusetech Inc. Project)                                      6.30%          7/1/2005              34,500      36,024
Massachusetts Ind. Finance Agency Solid Waste Disposal Rev.
 (Massachusetts Paper Co. Project)                              0.00%         11/1/2012   *           5,677       1,135
Massachusetts Port Auth. Rev. PUT (United Airlines)             5.75%         10/1/2007              16,700       16,586
Massachusetts Water Resources Auth. Rev.                        6.50%          7/15/2019              43,700     49,478
Massachusetts Water Resources Auth. Rev. VRDO                   4.25%         11/8/2000  (2)          2,600       2,600
                                                                                                             -----------
                                                                                                             $  188,099
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
                                                               COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
MICHIGAN (3.4%)
Detroit MI GO                                                   6.25%          4/1/2005           $  13,000  $   13,636
Detroit MI GO                                                  6.375%          4/1/2006               8,635       9,141
Detroit MI Sewer System Rev.                                    5.00%          7/1/2027               5,500       5,014
Dickinson County MI Memorial Hosp. System Rev.                 7.625%         11/1/2005                 855         908
Dickinson County MI Memorial Hosp. System Rev.                  8.00%         11/1/2014               5,700       6,447
Flint MI Hosp. Building Auth. (Hurley Medical Center)           5.25%          7/1/2016               2,250       1,847
Michigan Hosp. Finance Auth. Rev. (McLaren Health Care Corp.)   5.00%          6/1/2028              22,000      17,782
Michigan Housing Dev. Auth. Rev.                                6.30%          4/1/2004               6,500       6,727
Michigan Public Power Agency Rev. (Belle River Project)         5.50%          1/1/2013              27,000      27,308
Michigan Strategic Fund Limited Obligation Rev.
 (UTD Waste Systems Project)                                    5.20%          4/1/2010               1,500       1,330
Michigan Strategic Fund Limited Obligation Rev. PUT
 (Detroit Edison)                                               4.73%          9/1/2001              12,000      11,991
                                                                                                             -----------
                                                                                                             $  102,131
                                                                                                             -----------
MINNESOTA (0.9%)
Rochester MN Health Care Fac. Rev. (Mayo Foundation)           5.375%         11/15/2018              8,850       8,741
Rochester MN Health Care Fac. Rev. (Mayo Foundation)            5.50%         11/15/2027              8,000       7,836
Washington County MN Housing & Redev. Auth. Rev.
 (Woodland Park Project)                                        0.00%          5/1/2020              35,070       2,544
Washington County MN Housing & Redev. Auth. Rev.
 (Woodland Park Project)                                        9.75%          5/1/2020              10,035       9,533
                                                                                                             -----------
                                                                                                             $   28,654
                                                                                                             -----------
MISSISSIPPI (0.9%)
Jackson County MS Port Fac. PUT VRDO
 (Chevron USA Inc. Project)                                     4.60%         11/2/2000              27,150  $   27,150
                                                                                                             -----------
MISSOURI (0.2%)
Missouri Health & Educ. Fac. Auth. Rev.
 (St. Luke Mission Health System)                              5.375%         11/15/2016 (1)          7,000       6,932
New Hampshire (0.9%)
New Hampshire Business Finance Auth. PCR PUT
 (United Illuminating)                                          4.55%          2/1/2004              10,000       9,764
New Hampshire Business Finance Auth. PCR PUT
 (United Illuminating)                                          5.40%         12/1/2002              12,000      12,044
New Hampshire Health & Higher Educ. Rev.
 (Catholic Medical Center)                                      6.00%          7/1/2017               6,580       6,286
                                                                                                             -----------
                                                                                                             $   28,094
                                                                                                             -----------
NEW JERSEY (5.3%)
Gloucester County NJ Improvement Auth. Solid Waste
 Resource Rev. (Waste Management Inc.)                          6.85%         12/1/2029               5,000       5,170
Gloucester County NJ Improvement Auth. Solid Waste
 Resource Rev. (Waste Management Inc.)                          7.00%         12/1/2029               1,500       1,551
Hudson County NJ Improvement Auth. Solid Waste
 Systems Rev.                                                   6.00%          1/1/2029               7,500       6,945
Hudson County NJ Improvement Auth. Solid Waste
 Systems Rev.                                                  6.125%          1/1/2019               2,000       1,890
Hudson County NJ Improvement Auth. Solid Waste
 Systems Rev.                                                  6.125%          1/1/2029              16,000      14,763
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.       5.875%           7/1/2011 (1)           8,000       8,401

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                     MATURITY        AMOUNT       VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                     COUPON                    DATE         (000)        (000)
------------------------------------------------------------------------------------------------------------------------
New Jersey Econ. Dev. Auth. Rev.
 (Kapkowski Road Landfill - DST Project Elizabeth)             6.375%          4/1/2018           $   2,250  $    2,197
New Jersey Econ. Dev. Auth. Rev.
 (Kapkowski Road Landfill - DST Project Elizabeth)             6.375%          4/1/2031              27,000      25,848
New Jersey Econ. Dev. Auth. Rev.
 (Kapkowski Road Landfill - DST Project Elizabeth)              6.50%          4/1/2018               1,000         978
New Jersey Econ. Dev. Auth. Special Fac. Rev.
 (Continental Airlines, Inc. Project)                            6.25%         9/15/2019             11,375      10,657
New Jersey Econ. Dev. Auth. Special Fac. Rev.
 (Continental Airlines, Inc. Project)                          6.625%          9/15/2012             25,900      26,205
New Jersey Sports & Exposition Auth. Rev.                       6.50%          3/1/2013              15,000      16,945
New Jersey Transit Corp. COP                                    5.50%          9/15/2010 (2)         28,085      29,592
New Jersey Transp. Trust Fund Auth. Rev.                        6.00%          6/15/2011 (1)         10,000      10,722
                                                                                                             -----------
                                                                                                             $  161,864
                                                                                                             -----------
NEW MEXICO (0.6%)
Hurley NM PCR VRDO (Kennecott Sante Fe Corp.)                   4.60%         11/2/2000               9,900       9,900
New Mexico Highway Community Tax Rev.                           6.00%          6/15/2014              8,000       8,560
                                                                                                             -----------
                                                                                                             $   18,460
                                                                                                             -----------
New York (9.5%)
Long Island NY Power Auth. Electric System Rev.                 0.00%         12/1/2006  (4)          5,000       3,760
Long Island NY Power Auth. Electric System Rev.                 0.00%          6/1/2011  (4)         16,690       9,805
Long Island NY Power Auth. Electric System Rev.                 0.00%          6/1/2012  (4)         15,100       8,360
Long Island NY Power Auth. Electric System Rev.                 0.00%          6/1/2015  (4)         10,000       4,585
Metro. NY Transit Auth. Rev. (Dedicated Petroleum Tax)          4.75%          4/1/2028  (3)         12,080      10,479
Metro. NY Transit Auth. Rev. (Dedicated Petroleum Tax)          6.00%          4/1/2020  (1)         18,000      19,424
Metro. NY Transit Auth. Rev. (Service Contract)                7.375%          7/1/2008              22,870      25,379
Metro. NY Transp. Auth. Rev. Transp. Fac.                       4.75%          7/1/2024  (1)          3,700       3,242
Metro. NY Transp. Auth. Rev. Transp. Fac.                      5.625%          7/1/2027              13,480      13,187
Metro. NY Transp. Auth. Rev. Transp. Fac.                       6.00%          7/1/2019              30,855      31,818
Metro. NY Transp. Auth. Rev. Transp. Fac.                       6.00%          7/1/2024              13,000      13,316
New York City NY GO VRDO                                        4.60%         11/2/2000  (1)            400         400
New York Local Govt. Assistance Corp.                           6.00%          4/1/2005  (Prere.)     1,155       1,245
New York State Dormitory Auth. Rev. (City Univ.)               6.375%          7/1/2008               1,340       1,396
New York State Dormitory Auth. Rev. (City Univ.)                7.50%          7/1/2010               5,500       6,295
New York State Dormitory Auth. Rev. (State Univ.)               7.50%          5/15/2013             11,500      13,926
New York State Housing Finance Agency Auth. Rev.
(Nursing Home & Health Care)                                    4.90%         11/1/2010  (1)          9,730       9,737
New York State Housing Finance Agency Auth. Rev.
 (Nursing Home & Healthcare)                                    5.00%         11/1/2011               8,760       8,766
New York State Housing Finance Agency Auth. Rev.
 (Nursing Home & Healthcare)                                    5.10%         11/1/2012              10,685      10,706
New York State Local Govt. Assistance Corp.                     6.00%          4/1/2016               5,245       5,462
Niagra Falls NY COP (High School Fac.)                         5.875%          6/15/2019 (1)          8,000       8,288
Port Auth. of New York & New Jersey Special Obligation Rev.
(JFK International Airport)                                     6.25%         12/1/2008  (1)          4,000       4,376
Suffolk County NY IDR (Nissequogue Cogen Partners Fac.)        4.875%          1/1/2008               1,500       1,431
Suffolk County NY IDR (Nissequogue Cogen Partners Fac.)         5.30%          1/1/2013               1,750       1,571
Suffolk County NY IDR (Nissequogue Cogen Partners Fac.)         5.50%          1/1/2023               3,500       2,972
Triborough Bridge & Tunnel Auth. NY Rev.                        4.75%          1/1/2024  (1)         15,000      13,161
Triborough Bridge & Tunnel Auth. NY Rev.
 (Convention Center Project)                                    7.25%          1/1/2010              13,500      15,181
Triborough Bridge & Tunnel Auth. NY Rev.
 (General Purpose Rev.)                                         5.50%          1/1/2017              10,000      10,286

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
                                                               COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Westchester County Health Care Corp. Rev.                      5.875%         11/1/2025   +          17,500      17,196
Westchester County Health Care Corp. Rev.                       6.00%         11/1/2030   +          12,500      12,373
                                                                                                             -----------
                                                                                                             $  288,123
                                                                                                             -----------
NORTH CAROLINA (1.1%)
New Hanover County NC Hosp. Rev.
 (New Haven Regional Medical Center Project)                    5.75%         10/1/2016  (2)         12,500      12,851
North Carolina Eastern Muni. Power Agency Rev.                  6.50%          1/1/2018 (ETM)         6,665       7,542
North Carolina Medical Care Comm. Retirement Fac. First
Mortgage Rev. (United Methodist Retirement Home Project.)       7.25%         10/1/2032              13,000      12,592
                                                                                                             -----------
                                                                                                               $ 32,985
                                                                                                             -----------
OHIO (3.2%)
Butler County OH Transp. Improvement Dist. Rev.                 5.50%          4/1/2009 (4)           3,000       3,163
Lucas County OH Hosp. Fac. Rev. (Flower Memorial Hosp.)        8.125%         12/1/2001 (Prere.)      8,900       9,406
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)          5.20%         12/1/2006 (9)           5,000       5,125
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)          5.25%         12/1/2004 (9)           2,250       2,297
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)          5.35%         12/1/2008 (9)           4,615       4,768
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)         5.375%         12/1/2005 (9)           2,400       2,470
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)          5.40%         12/1/2009 (9)           3,850       3,992
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)          5.75%         12/1/2007 (9)           3,300       3,486
Ohio Air Quality Dev. Auth. PCR PUT (Cleveland Electric)        4.60%         10/1/2003               4,500       4,380
Ohio Air Quality Dev. Auth. PCR PUT (Ohio Edison Co.)           5.80%         12/1/2004              10,000      10,144
Ohio Air Quality Dev. Auth. VRDO
 (Cincinnati Gas & Electric Co. Project)                        4.60%         11/2/2000 LOC             400         400
Ohio Water Dev. Auth. PCR PUT (Cleveland Electric)              4.60%         10/1/2003               3,550       3,460
Ohio Water Dev. Auth. PCR PUT
 (Pennsylvania Power Co. Project)                               5.90%         12/4/2004               5,200       5,237
Ohio Water Dev. Auth. PCR PUT (Toledo Edison)                   5.25%          9/1/2002               6,000       5,913
Ohio Water Dev. Auth. PCR PUT (Toledo-Edison)                   5.58%          6/15/2004             18,800      18,726
Parma OH Hosp. Improvement Rev.
 (Parma Community General Hosp.)                                5.35%         11/1/2018               2,500       2,200
Scioto County OH Marine Terminal Fac.
 (Norfolk Southern Corp. Project)                               5.30%          8/15/2013             14,750      13,346
                                                                                                             -----------
                                                                                                             $   98,513
                                                                                                             -----------
OKLAHOMA (1.0%)
Garfield County OK IDA PCR VRDO
 (Oklahoma Gas & Electric Co. Project)                          4.60%         11/8/2000               1,900       1,900
Jackson County OK Memorial Hosp. Auth. Rev.
 (Jackson Memorial)                                             6.75%          8/1/2004               2,935       2,834
Jackson County OK Memorial Hosp. Auth. Rev.
 (Jackson Memorial)                                             7.30%          8/1/2015               4,000       3,719
Norman OK Regional Hosp. Auth.                                 5.625%          9/1/2016 (1)           4,510       4,545
Oklahoma Dev. Finance Auth. (Hillcrest Hosp.)                  5.625%          8/15/2029             22,850      15,696
                                                                                                             -----------
                                                                                                             $   28,694
                                                                                                             -----------
OREGON (1.3%)
Klamath Falls OR Electric Rev.                                  5.50%          1/1/2007              11,000      10,434
Klamath Falls OR Electric Rev.                                  5.75%          1/1/2013              20,000      18,395
Oregon State Department Administrative Services COP             5.70%          5/1/2016 (2)           3,500       3,732
Portland OR Sewer System Rev.                                   5.50%          6/1/2017 (1)           5,000       5,033
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)                                    5.75%         12/1/2020               3,000       3,014
                                                                                                             -----------
                                                                                                             $   40,608
                                                                                                             -----------

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
                                                               COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA (9.5%)
Allegheny County PA Airport Rev.
  (Pittsburgh International Airport)                            5.75%          1/1/2011 (1)       $   6,000  $    6,306
Beaver County PA IDA PCR PUT (Cleveland Electric Project)       4.60%         10/1/2003              12,950      12,605
Beaver County PA IDA PCR PUT (Toledo Edison)                    4.85%          6/1/2004              20,850      20,315
Bucks County PA IDA (Chandler Health Care)                      5.70%          5/1/2009               1,800       1,657
Bucks County PA IDA (Chandler Health Care)                      6.20%          5/1/2019               1,250       1,090
Delaware County PA Hosp. Auth.
 (Crozer Chester Medical Center)                               5.125%         12/1/2013               3,400       2,881
Delaware County PA Hosp. Auth.
 (Crozer Chester Medical Center)                                5.30%         12/1/2027               8,905       6,781
Delaware County PA IDA Resource Recovery Rev.
 (Browning Ferris)                                              5.50%          1/1/2002               5,000       4,951
Delaware County PA IDA Resource Recovery Rev.
 (Browning Ferris)                                              6.10%          1/1/2006               5,500       5,318
Delaware County PA IDA Resource Recovery Rev.
 (Browning Ferris)                                              6.10%          7/1/2013              30,500      27,976
Geisinger Health System Auth. of Pennsylvania Rev.
 (Penn State Geisinger Health System)                           5.50%          8/15/2023             27,700      27,099
Geisinger Health System Auth. of Pennsylvania VRDO
 (Penn State Geisinger Health System)                           4.60%         11/2/2000              13,630      13,630
Langhorne PA Higher Educ. & Health Auth. Rev.
 (Lower Bucks Hosp.)                                            7.30%          7/1/2012               4,500       3,352
Langhorne PA Higher Educ. & Health Auth. Rev.
 (Lower Bucks Hosp.)                                            7.35%          7/1/2022               8,625       6,211
Montgomery County PA Higher Educ. & Health Auth. Rev.
 (Brittany Point Project)                                       8.50%          1/1/2003(Prere.)       5,000       5,497
Montgomery County PA IDA PCR PUT (PECO Energy)                  5.20%         10/1/2004              16,275      16,183
Pennsylvania Convention Center Auth. Rev.                       6.60%          9/1/2009 (4)           2,500       2,707
Pennsylvania Convention Center Auth. Rev.                       6.70%          9/1/2014 (4)           3,500       3,787
Pennsylvania Convention Center Auth. Rev.                       6.75%          9/1/2019 (4)           3,695       3,975
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)             7.05%         12/1/2010               2,500       2,550
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)            7.125%         12/1/2015              14,000      14,312
Pennsylvania Housing Finance Agency Rev.                        7.60%          7/1/2013              10,000      10,468
Philadelphia PA Auth. Ind. Dev. Special Fac. Rev.
 (US Airways, Inc. Project)                                     7.50%          5/1/2010              15,000      14,996
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Seashore Hosp.)                                    7.00%          8/15/2012              3,540       3,699
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Seashore Hosp.)                                    7.00%          8/15/2017              1,000       1,045
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Seashore Hosp.)                                    7.00%          8/15/2022                500         522
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Methodist Hosp.)                                              7.75%          7/1/2004 (Prere.)     11,770      13,100
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Roxborough Memorial Hosp.)                                    7.25%          3/1/2024               9,390       9,042
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
 (Children's Hosp. Project)                                     4.60%         11/2/2000               1,900       1,900
Philadelphia PA Muni. Auth. Rev.                               6.125%          7/15/2008              4,000       4,092
Philadelphia PA Muni. Auth. Rev.                                6.25%          7/15/2013              5,785       5,855
Philadelphia PA Muni. Auth. Rev.                                6.30%          7/15/2017              1,750       1,757
Philadelphia PA Muni. Auth. Rev.                               8.625%         11/15/2016                620         649
Philadelphia PA Water & Waste Water Rev.                        7.00%          6/15/2011 (3)         21,500      25,125
Schuylkill County PA IDA (Waste Managment)                      5.10%         10/1/2019               2,400       2,139

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
                                                               COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Westmoreland County PA IDA (Waste Management)                   5.10%          5/1/2018           $   4,400  $    3,923
                                                                                                             -----------
                                                                                                             $  287,495
                                                                                                             -----------
RHODE ISLAND (0.2%)
Rhode Island Convention Center Auth. Rev.                       5.75%          5/15/2020 (2)          5,000  $    5,087
                                                                                                             -----------
SOUTH CAROLINA (0.7%)
South Carolina Econ. Dev. Auth. (Palmetto Health Alliance)     7.375%         12/15/2021             19,500  $   19,695
                                                                                                             -----------
TENNESSEE (2.0%)
Jackson TN Hosp. Rev. (Madison County General Hosp.)            5.00%          4/1/2028 (2)          13,750      12,204
Johnson City TN Health & Educ. Rev.
 (Johnson City Medical Center)                                 5.125%          7/1/2025 (1)(ETM)     24,090      22,516
Metro. Govt. of Nashville and
 Davidson County TN Electric Rev.                               5.20%          5/15/2023             20,000      19,024
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
 (Northcrest Medical Center)                                    4.90%          8/1/2008               4,010       3,661
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
 (Northcrest Medical Center)                                    5.25%          8/1/2013               5,450       4,560
                                                                                                             -----------
                                                                                                             $   61,965
                                                                                                             -----------
TEXAS (7.7%)
Austin TX Airport System Rev.                                   6.45%         11/15/2020 (1)         17,040      17,893
Austin TX Water, Sewer & Electric Rev.                         14.00%         11/15/2001                 70          73
Austin TX Water, Sewer & Electric Rev.                         14.00%         11/15/2001 (ETM)           10          11
Brazos River Auth. TX Rev. (Reliant Energy Inc.)               5.375%          4/1/2019              11,500      10,122
Dallas-Fort Worth TX International Airport Fac.
Improvement Corp. PUT (American Airlines, Inc. Rev.)            5.95%         11/1/2003              21,300      21,416
Dallas-Fort Worth TX International Airport Fac.
Improvement Corp. PUT (American Airlines, Inc. Rev.)            6.05%         11/1/2005               6,250       6,304
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
 (Methodist Hosp. of Houston)                                   4.60%         11/2/2000              16,000      16,000
Harris County TX Hosp. Dist. Rev.                               6.00%          2/15/2014 (1)         13,985      14,691
Harris County TX Hosp. Dist. Rev.                               7.40%          2/15/2010 (2)         17,500      19,866
Harris County TX Improvement GO                                 0.00%         10/1/2013  (1)          9,630       4,851
Harris County TX Toll Road VRDO                                 4.35%         11/8/2000                 200         200
Hidalgo County TX Health Services Rev.
 (Mission Hosp. Inc. Project)                                  6.875%          8/15/2026              7,880       7,576
Houston TX Water & Sewer System Rev.                            0.00%         12/1/2004  (2)         12,590      10,369
Houston TX Water & Sewer System Rev.                            0.00%         12/1/2011  (2)         24,810      14,045
Houston TX Water & Sewer System Rev.                            0.00%         12/1/2012  (2)         26,000      13,835
Houston TX Water & Sewer System Rev.                           6.375%         12/1/2001  (2)(Prere.)    285         297
Houston TX Water & Sewer System Rev.                           6.375%         12/1/2017  (2)          4,245       4,404
Lower Colorado River Auth. TX PCR
 (Samsung Austin Semiconductor LLC Project)                     6.95%          4/1/2030               9,000       9,173
Lower Colorado River Auth. TX Rev.                              6.00%          5/15/2013 (4)          9,700      10,368
Odessa TX Junior College Dist. Rev.                            8.125%          6/1/2005  (Prere.)    10,000      11,512
San Antonio TX Electric & Gas Rev.                              5.00%          2/1/2002  (Prere.)       150         152
San Antonio TX Electric & Gas Rev.                              5.00%          2/1/2017               3,350       3,185
Texas Muni. Power Agency Rev.                                   0.00%          9/1/2006               6,205       4,676
Texas Muni. Power Agency Rev.                                   0.00%          9/1/2016  (1)         14,000       5,848
Texas Turnpike Auth. Dallas Northway Rev.
 (President George Bush Turnpike)                               0.00%          1/1/2011  (2)          7,000       4,154
Tomball TX Hosp. Auth. Rev.                                     6.00%          7/1/2025               7,400       6,292
Tomball TX Hosp. Auth. Rev.                                     6.00%          7/1/2029              10,000       8,373
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)          5.30%          7/1/2007               2,250       2,135
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)          5.40%          7/1/2008               2,500       2,354

------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE       MARKET
                                                                                        MATURITY     AMOUNT       VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                     COUPON                       DATE      (000)        (000)
------------------------------------------------------------------------------------------------------------------------
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)          5.50%          7/1/2009           $   2,000  $    1,863
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)         5.625%          7/1/2013               1,680       1,475
                                                                                                             -----------
                                                                                                             $  233,513
                                                                                                             -----------
UTAH (0.4%)
Intermountain Power Agency UT Power Supply Rev.                 5.70%          7/1/2017  (1)         12,000  $   12,200
                                                                                                             -----------
VIRGIN ISLANDS (1.5%)
Virgin Islands Public Finance Auth. Rev.                        5.20%         10/1/2009               3,065       3,007
Virgin Islands Public Finance Auth. Rev.                        5.50%         10/1/2007               6,530       6,602
Virgin Islands Public Finance Auth. Rev.                        5.75%         10/1/2013              11,000      10,707
Virgin Islands Public Finance Auth. Rev.                       5.875%         10/1/2018               8,350       7,861
Virgin Islands Public Finance Auth. Rev.                        6.00%         10/1/2008               4,915       4,995
Virgin Islands Public Finance Auth. Rev.                        6.00%         10/1/2022               1,000         944
Virgin Islands Public Finance Auth. Rev.                       6.375%         10/1/2019              10,000      10,260
                                                                                                             -----------
                                                                                                             $   44,376
                                                                                                             -----------
VIRGINIA (3.0%)
Alexandria VA Redev. & Housing Auth. Rev.
 (Portals West Project)                                         5.00%          7/15/2020 **           9,680       6,098
Charles City County VA IDA Solid Waste Disposal Rev.
 (Waste Management Project)                                    4.875%          2/1/2009               7,750       6,819
Chesterfield County VA Mortgage Rev.
 (Brandermill Woods Project)                                    6.50%          1/1/2028              15,803      13,929
Lynchburg VA IDA Healthcare Facs. Rev. (Centra Health)          5.20%          1/1/2018               4,400       4,060
Lynchburg VA IDA Healthcare Facs. Rev. (Centra Health)          5.20%          1/1/2023               1,000         899
Pocahontas Parkway Assoc. VA Route 895 Connector
 Toll Road Rev.                                                 5.00%          8/15/2010 (3)          6,100       5,528
Pocahontas Parkway Assoc. VA Route 895 Connector
 Toll Road Rev.                                                 5.00%          8/15/2011              3,900       3,479
Pocahontas Parkway Assoc. VA Route 895 Connector
 Toll Road Rev.                                                 5.25%          8/15/2007              4,600       4,409
Pocahontas Parkway Assoc. VA Route 895 Connector
 Toll Road Rev.                                                 5.25%          8/15/2009              6,000       5,610
Pocahontas Parkway Assoc. VA Route 895 Connector
 Toll Road Rev.                                                 5.50%          8/15/2028             36,725      30,401
Viginia Beach VA Dev. Auth. Residential Care Fac.
 Mortgage Rev. (Westminster Canterbury)                         7.25%         11/1/2032               9,000       9,052
                                                                                                             -----------
                                                                                                             $   90,284
                                                                                                             -----------
WASHINGTON (1.6%)
Chelan County WA Public Util. Dist.
 (Rock Island Hydro Project)                                    0.00%          6/1/2010 (1)          19,550      12,066
Chelan County WA Public Util. Dist.
 (Rock Island Hydro Project)                                    0.00%          6/1/2011 (1)          11,400       6,628
Chelan County WA Public Util. Dist.
 (Rock Island Hydro Project)                                    0.00%          6/1/2012 (1)          19,650      10,745
Port Auth. of Seattle WA GO                                     5.75%          5/1/2014              15,600      15,879
 Spokane WA Downtown Parking Rev.
 (River Park Square Project)                                    5.60%          8/1/2019               6,000       4,377
                                                                                                             -----------
                                                                                                             $   49,695
                                                                                                             -----------
WEST VIRGINIA (0.3%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)      7.00%          7/1/2013 (1)           8,390       9,932

Wyoming (0.1%)
Lincoln County WY PCR VRDO (Exxon Project)                      4.60%         11/2/2000               2,200       2,200

------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $3,055,493)                                                                                           $3,060,210
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
                                                                                                                 VALUE*
                                                                                                                  (000)
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.9%)
------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         $   57,300
Liabilities                                                                                                     (84,789)
                                                                                                             -----------
                                                                                                                (27,489)
                                                                                                             -----------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------
Applicable to 294,071,467 outstanding $.001 par value shares
 of beneficial interest (unlimited authorization)                                                            $3,032,721
========================================================================================================================

NET ASSET VALUE PER SHARE                                                                                    $    10.31
========================================================================================================================

 *See Note A in Notes to Financial Statements.
**Securities with an aggregate value of $5,850,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 80.


-------------------------------------------------------------------------------
AT OCTOBER 31, 2000, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------
                                                               AMOUNT      PER
                                                                (000)    SHARE
-------------------------------------------------------------------------------
Paid in Capital                                            $3,063,339  $ 10.42
Undistributed Net Investment Income                                --       --
Accumulated Net Realized Losses--Note E                       (35,178)    (.12)
Unrealized Appreciation (Depreciation)--Note F
 Investment Securities                                          4,717      .01
 Futures Contracts                                               (157)      --
-------------------------------------------------------------------------------
NET ASSETS                                                 $3,032,721  $ 10.31
===============================================================================

KEY TO ABBREVIATIONS

BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.
 *Non-income-producing security--Interest Payments in Default.
 **Only partial interest was paid on the last interest payment date.
  +Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of October 31, 2000.


Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.



(C)2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

F950 122000


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